       Annual Report June 30, 1997
--------------------


                                                               The
                                                               Montgomery
                                                               Funds




                                Invest wisely.

                              [ART APPEARS HERE]

                                                      ----------------------
                                                       The Montgomery Funds
                                                      ----------------------
                                                           Annual Report
                                                      ----------------------
                                                      J U N E  3 0,  1 9 9 7



The Montgomery Funds represent a growing family of no-load mutual funds providing a comprehensive range of equity, fixed-income and global investment opportunities.

We currently manage more than $4.7 billion on behalf of over 300,000 individual investors, helping them meet their financial goals through a combination of professional portfolio management and high-quality customer service.




  The Montgomery Funds
 101 California Street
 San Francisco, CA 94111

  (800) 572-FUND (3863)

------------------------
www.montgomeryfunds.com
------------------------

========================================
         C O N T E N T S
----------------------------------------
Portfolio Highlights and Investments

Montgomery Foreign and
Global Equity Funds
----------------------------------------
Emerging Asia Fund.....................6
Emerging Markets Fund.................10
Global Communications Fund............17
Global Opportunities Fund.............21
International Growth Fund.............24
International Small Cap Fund..........28

Montgomery Multi-Strategy Funds
----------------------------------------
Asset Allocation Fund.................32
Global Asset Allocation Fund..........36
Select 50 Fund........................38

Montgomery U.S. Equity Funds
----------------------------------------
Equity Income Fund....................42
Growth Fund...........................45
Micro Cap Fund........................49
Small Cap Fund........................53
Small Cap Opportunities Fund..........57

Montgomery U.S. Fixed-Income
and Money Market Funds
----------------------------------------
California Tax-Free
Intermediate Bond Fund................60
Short Duration Government
Bond Fund.............................64
California Tax-Free Money Fund........67
Federal Tax-Free Money Fund...........67
Government Reserve Fund...............67

Financial Statements
----------------------------------------
Statements of Assets and Liabilities..78
Statements of Operations..............82
Statements of Changes in Net Assets...86
Transactions in Shares with a
Beneficial Interest ..................90
Statement of Cash Flows...............93
Financial Highlights .................94
Notes to Financial Statements........100
Independent Auditors' Report.........114
Tax Information......................115
                                 .

[ARTWORK (OWL) APPEARS HERE]

 Invest wisely(SM)
The Montgomery Funds

================================================================================
"We at The Montgomery Funds have had such a strong belief in [the emerging markets'] potential that we were among the first to introduce a no-load emerging markets fund. In the past year, we also introduced two new regional funds:
Montgomery Emerging Asia Fund and Montgomery Latin America Fund."
--------------------------------------------------------------------------------

C H A I R M A N'S  L E T T E R
                                                                       July 1997

Dear Fellow Shareholder:

In the Middle Ages, map makers had a standard practice for designating unexplored territories. They would simply note: "Here Be Dragons."

Today there are no dragons. Technology has helped to dispel many of the myths that once colored our view of the world, and even beyond. We can now log on to the Internet to view the Pathfinder mission's photographs of Mars, beamed to us across 100 million miles of space. We can travel anywhere in the world, from the top of Mount Everest to the Costa Rican rain forest, with a camcorder or a laptop to record our journey.

Given these new opportunities to explore and understand the world, it's surprising that many people are still reluctant to invest overseas. Of those who do, a great deal have no exposure to the emerging markets. But consider these facts: The emerging markets are home to roughly 80% of the world's people, many of whom are under the age of 20. These countries have vast natural resources and are developing the capabilities to use them. Most exciting of all, many of them are implementing economic and political reforms to achieve even greater stability and growth in the future. We at The Montgomery Funds have had such a strong belief in their potential that we were among the first to introduce a no-load emerging markets fund. In the past year, we also introduced two new regional funds: Montgomery Emerging Asia Fund and Montgomery Latin America Fund.

As I reviewed the following year-end reports from our portfolio managers, I was struck by many other examples of the opportunities in emerging markets. Our update on the Montgomery Global Communications Fund, for example, mentions a striking fact recently cited in the Wall Street Journal: More than 80% of the world's population has no telephone, and, of those, half have never even used one. In other words, about 4 billion people lack something that most of us take for granted every day, along with voice-mail, cellular phones and all the other things that are rapidly becoming essential equipment in the developed world. Even if a relatively small percentage of consumers in the emerging markets embraced these technologies, the demand for them could grow exponentially.

Of course, the emerging markets are not without risk. Although they are making rapid progress, they're bound to encounter obstacles along the way. But we at The Montgomery Funds don't stop at communicating that potential risk to our investors--we make every effort to minimize it. And in the emerging markets, as in so many other areas of investing, a long-term view is indispensable. We firmly believe that their potential will handsomely reward investors' patience in the long run.

Thank you for investing with us.

Sincerely,


/s/ R. Stephen Doyle

R. Stephen Doyle
Chairman & Chief Executive Officer

--
 2
--

                                                          ----------------------
                                                           The Montgomery Funds
                                                          ----------------------
                                                               Annual Report
                                                          ----------------------
                                                          J U N E  3 0,  1 9 9 7





S T O C K   A N D   B O N D   M A R K E T   O V E R V I E W


STOCKS: PORRIDGE--THE BREAKFAST OF CHAMPIONS?

In July 1996 the stock market was in turmoil. Investors were concerned about potential interest rate increases and widespread earnings disappointments. These worries largely dissipated by the fall, however, and stocks rallied into the new year. Investors soon found themselves turning to a fairy-tale metaphor to describe the economic backdrop, calling its combination of low inflation, low interest rates and moderate growth a "Goldilocks economy." Like that fabled porridge, it seemed not too hot, not too cold, but just right--and investors responded by pushing the stock market into uncharted territory.

But the gains were not evenly distributed. Investors overwhelmingly favored the very largest-capitalization stocks in the market, a trend that prevailed for much of the period. (Market capitalization, sometimes abbreviated cap, refers to the total value of a company's outstanding shares.) In part, that reflected uncertainty about whether the economy was in fact as well balanced as it seemed; investors favored these stocks because of their traditionally defensive characteristics. But the more popular these shares became, the more expensive they grew. Smaller-cap stocks, which we believe generally offer more-attractive valuations and better growth prospects than large-caps, were given much less attention. That changed quickly in the second quarter, when they rebounded sharply.


THE S&P 500 INDEX:

PERFORMANCE JULY 1, 1996
TO JUNE 30, 1997

                           [LINE GRAPH APPEARS HERE]


   DATE         PRICE          DATE         PRICE            DATE         PRICE
---------------------        ---------------------         ---------------------
M    7/1/96                  M    7/8/96    652.54         M   7/15/96    629.80
T    7/2/96    673.61        T    7/9/96    654.75         T   7/16/96    628.37
W    7/3/96    672.40        W   7/10/96    656.06         W   7/17/96    634.07
T    7/4/96                  T   7/11/96    645.67         T   7/18/96    643.56
F    7/5/96    657.44        F   7/12/96    646.19         F   7/19/96    638.73

M   7/22/96    633.77        M   7/29/96    630.91         M    8/5/96    660.23
T   7/23/96    626.87        T   7/30/96    635.26         T    8/6/96    662.38
W   7/24/96   L626.65        W   7/31/96                   W    8/7/96    664.15
T   7/25/96    631.17        T    8/1/96    650.02         T    8/8/96    662.59
F   7/26/96    635.90        F    8/2/96    662.49         F    8/9/96    662.10

M   8/12/96    665.77        M   8/19/96    666.58         M   8/26/96    663.88
T   8/13/96    660.20        T   8/20/96    665.69         T   8/27/96    666.40
W   8/14/96    662.05        W   8/21/96    665.07         W   8/28/96    664.81
T   8/15/96    662.28        T   8/22/96    670.68         T   8/29/96    657.40
F   8/16/96    665.21        F   8/23/96    667.03         F   8/30/96    651.99

M    9/2/96                  M    9/9/96    663.76         M   9/16/96    683.98
T    9/3/96    654.72        T   9/10/96    663.81         T   9/17/96    682.94
W    9/4/96    655.61        W   9/11/96    667.28         W   9/18/96    681.47
T    9/5/96    649.44        T   9/12/96    671.15         T   9/19/96    683.00
F    9/6/96    655.68        F   9/13/96    680.54         F   9/20/96    687.02

M   9/23/96    686.48        M   9/30/96    687.31         M   10/7/96    703.38
T   9/24/96    685.61        T   10/1/96    689.08         T   10/8/96    700.64
W   9/25/96    685.83        W   10/2/96    694.01         W   10/9/96    696.74
T   9/26/96    685.86        T   10/3/96    692.78         T  10/10/96    694.61
F   9/27/96    686.19        F   10/4/96    701.46         F  10/11/96    700.66

M  10/14/96    703.54        M  10/21/96    709.85         M  10/28/96    697.26
T  10/15/96    702.57        T  10/22/96    706.57         T  10/29/96    701.50
W  10/16/96    704.41        W  10/23/96    707.27         W  10/30/96    700.90
T  10/17/96    706.99        T  10/24/96    702.29         T  10/31/96    705.27
F  10/18/96    710.82        F  10/25/96    700.92         F   11/1/96    703.77

M   11/4/96    706.73        M  11/11/96    731.87         M  11/18/96    737.02
T   11/5/96    714.14        T  11/12/96    729.56         T  11/19/96    742.16
W   11/6/96    724.59        W  11/13/96    731.13         W  11/20/96    743.95
T   11/7/96    727.65        T  11/14/96    735.88         T  11/21/96    742.75
F   11/8/96    730.82        F  11/15/96    737.62         F  11/22/96    748.73

M  11/25/96    757.03        M   12/2/96    756.56         M   12/9/96    749.76
T  11/26/96    755.96        T   12/3/96    748.28         T  12/10/96    747.54
W  11/27/96    755.00        W   12/4/96    745.10         W  12/11/96    740.73
T  11/28/96                  T   12/5/96    744.38         T  12/12/96    729.30
F  11/29/96    757.02        F   12/6/96    739.60         F  12/13/96    728.64

M  12/16/96    720.98        M  12/23/96    746.92         M  12/30/96    753.85
T  12/17/96    726.04        T  12/24/96    751.03         T  12/31/96
W  12/18/96    731.54        W  12/25/96                   W    1/1/97
T  12/19/96    745.76        T  12/26/96    755.82         T    1/2/97    737.01
F  12/20/96    748.87        F  12/27/96    756.79         F    1/3/97    748.03

M    1/6/97    747.65        M   1/13/97    759.51         M   1/20/97    776.70
T    1/7/97    753.23        T   1/14/97    768.86         T   1/21/97    782.72
W    1/8/97    748.41        W   1/15/97    767.20         W   1/22/97    786.23
T    1/9/97    754.85        T   1/16/97    769.75         T   1/23/97    777.56
F   1/10/97    759.50        F   1/17/97    776.17         F   1/24/97    770.52

M   1/27/97    765.02        M    2/3/97    786.73         M   2/10/97    785.43
T   1/28/97    765.02        T    2/4/97    789.26         T   2/11/97    789.59
W   1/29/97    772.50        W    2/5/97    778.28         W   2/12/97    802.77
T   1/30/97    784.17        T    2/6/97    780.15         T   2/13/97    811.82
F   1/31/97    786.16        F    2/7/97    789.56         F   2/14/97    808.48

M   2/17/97                  M   2/24/97    810.28         M    3/3/97    795.31
T   2/18/97    816.29        T   2/25/97    812.10         T    3/4/97    790.95
W   2/19/97    812.49        W   2/26/97    805.68         W    3/5/97    801.99
T   2/20/97    802.80        T   2/27/97    795.07         T    3/6/97    798.56
F   2/21/97    801.77        F   2/28/97    790.82         F    3/7/97    804.97

M   3/10/97    813.65        M   3/17/97    795.71         M   3/24/97    790.89
T   3/11/97    811.34        T   3/18/97    789.66         T   3/25/97    789.07
W   3/12/97    804.26        W   3/19/97    785.77         W   3/26/97    790.50
T   3/13/97    789.56        T   3/20/97    782.65         T   3/27/97    773.88
F   3/14/97    793.17        F   3/21/97    784.10         F   3/28/97

M   3/31/97    787.12        M    4/7/97    762.13         M   4/14/97    743.73
T    4/1/97    759.64        T    4/8/97    766.12         T   4/15/97    754.72
W    4/2/97    750.11        W    4/9/97    760.60         W   4/16/97    763.53
T    4/3/97    750.32        T   4/10/97    758.34         T   4/17/97    761.77
F    4/4/97    757.90        F   4/11/97    737.65         F   4/18/97    766.34

M   4/21/97    760.37        M   4/28/97    772.96         M    5/5/97    830.24
T   4/22/97    774.61        T   4/29/97    794.05         T    5/6/97    827.76
W   4/23/97    773.64        W   4/30/97    801.34         W    5/7/97    815.62
T   4/24/97    771.18        T    5/1/97    798.53         T    5/8/97    820.26
F   4/25/97    765.37        F    5/2/97    812.97         F    5/9/97    824.78

M   5/12/97    837.66        M   5/19/97    833.27         M   5/26/97
T   5/13/97    833.13        T   5/20/97    841.66         T   5/27/97    849.71
W   5/14/97    836.04        W   5/21/97    839.35         W   5/28/97    847.21
T   5/15/97    841.88        T   5/22/97    835.66         T   5/29/97    844.08
F   5/16/97    829.75        F   5/23/97    847.03         F   5/30/97    848.28

M    6/2/97    846.36        M    6/9/97    862.91         M   6/16/97    893.90
T    6/3/97    845.48        T   6/10/97    865.27         T   6/17/97    894.42
W    6/4/97    840.11        W   6/11/97    869.57         W   6/18/97    889.05
T    6/5/97    843.43        T   6/12/97    883.48         T   6/19/97    897.99
F    6/6/97    858.01        F   6/13/97    893.27         F   6/20/97   H898.70

M   6/23/97    878.62        M   6/30/97    885.14
T   6/24/97    896.34
W   6/25/97    888.99
T   6/26/97    883.68
F   6/27/97    887.30

Source: Bloomberg

Wow. What other word could describe the performance of the S&P 500 from July 1, 1996, through June 30, 1997? After a shaky start, the U.S. market raced to new highs, with a short but sharp decline in March and April 1997 the only significant interruption in its rally.

Many stock markets in other parts of the world also rallied over the past fiscal year. With inflation generally dormant, interest rates low and economic growth moderate around the world, investors in foreign stock markets shared the optimism of those in the United States. A number of developed stock exchanges in Europe even exceeded the U.S. market's gains during this period, with several of them setting all-time highs. Japan was a laggard for much of this period, but even it turned around sharply in the spring as investors became less pessimistic about its economy. In the emerging markets, some countries (such as Brazil and Russia) staged even more-spectacular rallies, though there were a few exceptions (such as those in Southeast Asia). Overall, we think that the outlook in the emerging markets, as in the United States and developed markets, remains bright.


BONDS: "GREENSPANOLOGY" AND THE GHOST OF INFLATION

Over the past year, market participants kept a close watch on the pace of growth in the U.S. economy. At some points they seemed to be fearing a replay of 1994, when the Federal Reserve threw the bond market into a tailspin with a series of interest rate hikes. At other times they expected the Fed to actually lower rates. In fact, attempting to decipher the occasionally cryptic comments of Fed Chairman Alan Greenspan became a major pastime in the bond market. As it turned out, the Fed raised rates only once during the period, in March, and Greenspan had made his intentions well known in advance. Of chief concern to Fed policy-makers and many bond investors has been the level of wage growth. Wages typically pick up at this stage of an economic expansion, kindling broader-based inflation. So far in the current expansion, however, wage growth has been constrained by trends like consolidations, layoffs, restructuring and productivity gains. Given the lack of this and other kinds of inflationary pressures, Greenspan recently went so far as to call the economy "exceptional."

In the longer run, we believe that a strong case can be made for a sustained deflationary environment, accompanied by a potentially significant decline in long-term interest rates.
                                                                            --
                                                                             3
                                                                            --

----------------------
 The Montgomery Funds
----------------------
     Annual Report
----------------------
J U N E  3 0,  1 9 9 7

STOCK AND BOND MARKET OVERVIEW (continued)

The current economic expansion has been fueled by investment spending, with an increasing percentage going toward information technology. Thirty years into the Information Revolution, we are just beginning to see a meaningful increase in productivity, only part of which reflects the impact of new time- and labor-saving technology. These productivity gains could produce growth and deflation in each new area where they occur. We firmly believe that this powerful deflationary force, combined with declining budget deficits here and abroad, could create an extremely bullish backdrop for bonds. And in our view, the longer the Fed remains vigilant against the "Ghost of Inflation Past," the more powerful this backdrop becomes.


U.S. TREASURY 30-YEAR BOND:

YIELD JULY 1, 1996, TO JUNE 30, 1997


[LINE GRAPH APPEARS HERE]


DATE                    YIELD           DATE                    YIELD           DATE                    YIELD
-------------------------------------------------------------------------------------------------------------
M   7/1/96                              M   7/22                7.01            M   8/12                6.69
T   7/2                 6.94            T   7/23                6.97            T   8/13                6.79
W   7/3                 6.94            W   7/24                7.04            W   8/14                6.79
T   7/4                 6.93            T   7/25                7.01            T   8/15                6.80
F   7/5 H               7.19            F   7/26                7.01            F   8/16                6.77

M   7/8                 7.18            M   7/29                7.09            M   8/19                6.80
T   7/9                 7.13            T   7/30                7.04            T   8/20                6.80
W   7/10                7.08            W   7/31                6.97            W   8/21                6.84
T   7/11                7.06            T   8/1                 6.84            T   8/22                6.84
F   7/12                7.03            F   8/2                 6.74            F   8/23                6.96

M   7/15                7.07            M   8/5                 6.77            M   8/26                7.00
T   7/16                7.03            T   8/6                 6.76            T   8/27                6.97
W   7/17                7.03            W   8/7                 6.77            W   8/28                6.98
T   7/18                6.93            T   8/8                 6.79            T   8/29                7.04
F   7/19                6.97            F   8/9                 6.69            F   8/30                7.12


DATE                    YIELD           DATE                    YIELD           DATE                    YIELD
-------------------------------------------------------------------------------------------------------------
M   9/2                 7.12            M   9/23                7.03            M   10/14               6.84
T   9/3                 7.05            T   9/24                6.98            T   10/15               6.84
W   9/4                 7.10            W   9/25                6.92            W   10/16               6.86
T   9/5                 7.15            T   9/26                6.89            T   10/17               6.79
F   9/6                 7.11            F   9/27                6.91            F   10/18               6.80

M   9/9                 7.07            M   9/30                6.92            M   10/21               6.81
T   9/10                7.11            T   10/1                6.87            T   10/22               6.85
W   9/11                7.11            W   10/2                6.84            W   10/23               6.83
T   9/12                7.08            T   10/3                6.83            T   10/24               6.85
F   9/13                6.95            F   10/4                6.74            F   10/25               6.82

M   9/16                6.95            M   10/7                6.79            M   10/28               6.83
T   9/17                7.02            T   10/8                6.80            T   10/29               6.68
W   9/18                7.01            W   10/9                6.83            W   10/30               6.70
T   9/19                7.04            T   10/10               6.88            T   10/31               6.64
F   9/20                7.04            F   10/11               6.84            F   11/1                6.68


DATE                    YIELD           DATE                    YIELD           DATE                    YIELD
-------------------------------------------------------------------------------------------------------------
M   11/4                6.66            M   11/25               6.43            M   12/16               6.62
T   11/5                6.59            T   11/26               6.45            T   12/17               6.65
W   11/6                6.62            W   11/27               6.43            W   12/18               6.70
T   11/7                6.53            T   11/28               6.43            T   12/19               6.58
F   11/8                6.51            F   11/29 L             6.35            F   12/20               6.61

M   11/11               6.51            M   12/2                6.36            M   12/23               6.58
T   11/12               6.44            T   12/3                6.36            T   12/24               6.58
W   11/13               6.46            W   12/4                6.39            W   12/25               6.58
T   11/14               6.42            T   12/5                6.51            T   12/26               6.58
F   11/15               6.46            F   12/6                6.51            F   12/27               6.56

M   11/18               6.47            M   12/9                6.46            M   12/30               6.54
T   11/19               6.43            T   12/10               6.50            T   12/31               6.64
W   11/20               6.41            W   12/11               6.63            W   1/1/97              6.64
T   11/21               6.42            T   12/12               6.63            T   1/2                 6.74
F   11/22               6.44            F   12/13               6.57            F   1/3                 6.73


DATE                    YIELD           DATE                    YIELD           DATE                    YIELD
-------------------------------------------------------------------------------------------------------------
M   1/6                 6.77            M   1/27                6.94            M   2/17                6.53
T   1/7                 6.79            T   1/28                6.92            T   2/18                6.55
W   1/8                 6.84            W   1/29                6.91            W   2/19                6.58
T   1/9                 6.76            T   1/30                6.87            T   2/20                6.66
F   1/10                6.84            F   1/31                6.79            F   2/21                6.64

M   1/13                6.85            M   2/3                 6.74            M   2/24                6.66
T   1/14                6.77            T   2/4                 6.70            T   2/25                6.66
W   1/15                6.79            W   2/5                 6.75            W   2/26                6.78
T   1/16                6.82            T   2/6                 6.76            T   2/27                6.80
F   1/17                6.82            F   2/7                 6.70            F   2/28                6.80

M   1/20                6.83            M   2/10                6.70            M   3/3                 6.83
T   1/21                6.78            T   2/11                6.70            T   3/4                 6.87
W   1/22                6.83            W   2/12                6.71            W   3/5                 6.83
T   1/23                6.86            T   2/13                6.62            T   3/6                 6.88
F   1/24                6.89            F   2/14                6.52            F   3/7                 6.81


DATE                    YIELD           DATE                    YIELD           DATE                    YIELD
-------------------------------------------------------------------------------------------------------------
M   3/10                6.81            M   3/31                7.10            M   4/21                7.09
T   3/11                6.85            T   4/1                 7.08            T   4/22                7.04
W   3/12                6.88            W   4/2                 7.08            W   4/23                7.09
T   3/13                6.96            T   4/3                 7.07            T   4/24                7.13
F   3/14                6.94            F   4/4                 7.12            F   4/25                7.14

M   3/17                6.96            M   4/7                 7.07            M   4/28                7.11
T   3/18                6.96            T   4/8                 7.10            T   4/29                6.98
W   3/19                6.93            W   4/9                 7.10            W   4/30                6.96
T   3/20                6.96            T   4/10                7.11            T   5/1                 6.92
F   3/21                6.97            F   4/11                7.17            F   5/2                 6.87

M   3/24                6.92            M   4/14                7.17            M   5/5                 6.88
T   3/25                6.97            T   4/15                7.09            T   5/6                 6.88
W   3/26                6.98            W   4/16                7.10            W   5/7                 6.96
T   3/27                7.09            T   4/17                7.07            T   5/8                 6.93
F   3/28                7.09            F   4/18                7.05            F   5/9                 6.89


DATE                    YIELD           DATE                    YIELD           DATE                    YIELD
-------------------------------------------------------------------------------------------------------------
M   5/12                6.89            M   6/2                 6.90            M   6/23                6.71
T   5/13                6.92            T   6/3                 6.87            T   6/24                6.69
W   5/14                6.88            W   6/4                 6.88            W   6/25                6.74
T   5/15                6.87            T   6/5                 6.88            T   6/26                6.78
F   5/16                6.90            F   6/6                 6.77            F   6/27                6.74

M   5/19                6.92            M   6/9                 6.83            M   6/30                6.78
T   5/20                6.90            T   6/10                6.84
W   5/21                6.96            W   6/11                6.83
T   5/22                6.99            T   6/12                6.78
F   5/23                6.99            F   6/13                6.72

M   5/26                6.99            M   6/16                6.70
T   5/27                7.03            T   6/17                6.72
W   5/28                7.03            W   6/18                6.68
T   5/29                6.98            T   6/19                6.68
F   5/30                6.91            F   6/20                6.66

Source: Bloomberg



The yield of the bellwether 30-Year U.S. Treasury Bond (which moves inversely to its price) bobbled up and down throughout the past year, reflecting shifting views among bond investors about the direction of the economy and interest rates.

--
4
--

                                                        ----------------------
                                                         The Montgomery Funds
                                                        ----------------------
                                                          Performance Summary
                                                        ----------------------
                                                        J U N E  3 0,  1 9 9 7


AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/97


Fund name (Fund number)                         Inception date     One year         Three years   Five years  Since inception
Montgomery Foreign and Global Equity Funds
============================================================================================================================
Emerging Asia Fund (648)+                              9/30/96           --             --             --            57.80%
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund (277)                             3/1/92         19.34%          9.25%         12.84%          11.91%
----------------------------------------------------------------------------------------------------------------------------
Global Communications Fund (280)                        6/1/93         14.43%         13.39%           --            14.30%
----------------------------------------------------------------------------------------------------------------------------
Global Opportunities Fund (285)                        9/30/93         18.71%         17.57%           --            16.09%
----------------------------------------------------------------------------------------------------------------------------
International Growth Fund (296)                         7/3/95         19.20%           --             --            23.43%
----------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund (283)                     9/30/93         15.48%         12.67%           --            10.06%
----------------------------------------------------------------------------------------------------------------------------


Montgomery Multi-Strategy Funds
============================================================================================================================
Asset Allocation Fund (291)                            3/31/94         14.65%         24.55%           --            23.21%
----------------------------------------------------------------------------------------------------------------------------
Global Asset Allocation Fund (649)+                     1/2/97           --             --             --            11.17%
----------------------------------------------------------------------------------------------------------------------------
Select 50 Fund (295)                                   10/2/95         26.35%           --             --            37.38%
----------------------------------------------------------------------------------------------------------------------------


Montgomery U.S. Equity Funds
============================================================================================================================
Equity Income Fund (293)                               9/30/94         26.02%           --             --            23.67%
----------------------------------------------------------------------------------------------------------------------------
Growth Fund (284)                                      9/30/93         20.44%         23.91%           --            26.78%
----------------------------------------------------------------------------------------------------------------------------
Micro Cap Fund (294)*                                 12/30/94         14.77%           --             --            24.26%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund (276)*                                  7/13/90          6.81%         21.35%         18.07%          20.47%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund (645)                    12/29/95         10.97%           --             --            28.65%
----------------------------------------------------------------------------------------------------------------------------


Montgomery U.S. Fixed-Income and Money Market Funds
============================================================================================================================
California Tax-Free Intermediate Bond Fund (281)        7/1/93          6.91%          6.35%           --             5.17%
----------------------------------------------------------------------------------------------------------------------------
Short Duration Government Bond Fund (279)             12/18/92          6.79%          6.93%           --             6.38%
----------------------------------------------------------------------------------------------------------------------------
                                                    As of 6/30/97: One-day yield   Seven-day yield
----------------------------------------------------------------------------------------------------------------------------
California Tax-Free Money Fund (292)                   9/30/94          3.22%          3.43%
----------------------------------------------------------------------------------------------------------------------------
Federal Tax-Free Money Fund (647)                      7/15/96          3.39%          3.61%
----------------------------------------------------------------------------------------------------------------------------
Government Reserve Fund (278)                          9/14/92          5.26%          5.10%
----------------------------------------------------------------------------------------------------------------------------

*Closed to new investors.
+Performance is cumulative and for a limited period of time.

Performance information is for Class R (Retail) shares only. The performance figures provided do not reflect the effect of (i) any securities purchased or sold by the Funds after June 30 but that were effective on June 30 or (ii) any purchases or redemptions of Fund shares completed after June 30 that were effective on June 30. The performance figures for the Class R shares shown above do not reflect the 0.25% Rule 12b-1 fees paid by the Class P shares that would reduce performance. Past performance is no guarantee of future results. Net asset value, investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

Income from tax-free funds may be subject to the alternative minimum tax and/or state and local taxes.

An investment in one of our money market funds is neither insured nor guaranteed by the government. There can be no assurance that the money market funds will be able to maintain a stable net asset value of $1 per share. Yield may fluctuate.

There are certain risks associated with investing in foreign markets, such as currency fluctuations and political and economic instability. There are also additional risks associated with investing in small-cap companies. Investors are encouraged to read the prospectus carefully before investing.

                                                                             --
                                                                              5
                                                                             --

--------------------------------------
        The Montgomery Funds

--------------------------------------
         Emerging Asia Fund
--------------------------------------

P O R T F O L I O  H I G H L I G H T S


--------------------------------------
P O R T F O L I O  M A N A G E M E N T
--------------------------------------

Frank Chiang........Portfolio Manager




--------------------------------------
    F U N D  P E R F O R M A N C E
--------------------------------------

       Aggregate total returns
     for the period ended 6/30/97

--------------------------------------
     Montgomery Emerging Asia Fund

Since inception (9/30/96)......57.80%

--------------------------------------
       MSCI All-Country Asia-Free
            ex-Japan Index

Since 9/30/96...................6.13%

--------------------------------------
Performance is cumulative and for a limited period of time. Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

Growth of a $10,000 Investment

[LINE GRAPH APPEARS HERE]



                                Lipper All-Pacific        MSCI All-Country
  Montgomery Emerging             ex-Japan Funds             Asia-Free
       Asia Fund                   Average /1/           ex-Japan Index /2/
       ---------                   -----------           ------------------
Date              Value         Date       Value         Date         Value
----              -----         ----       -----         ----         -----
09/30/96         $10,000       Oct-96     $10,000       Sep-96       $10,000
09/96            $10,000       Nov-96     $10,454       Oct-96        $9,810
10/96            $10,142       Dec-96     $10,421       Nov-96       $10,274
11/96            $11,750       Jan-97     $10,521       Dec-96       $10,238
12/96            $12,106       Feb-97     $10.632       Jan-97       $10,450
01/97            $12,807       Mar-97     $10,140       Feb-97       $10,539
02/97            $13,175       Apr-97     $10,072       Mar-97        $9,944
03/97            $13,275       May-97     $10,484       Apr-97        $9,795
04/97            $13,475       Jun-97     $10,866       May-97       $10,238
05/97            $14,502                                Jun-97       $10,613
06/97            $15,780

/1/The Lipper All-Pacific ex-Japan Funds Average consists of 83 funds.

/2/The MSCI All-Country Asia-Free ex-Japan Index comprises equities in 14 countries in the Asia Pacific region.


I N V E S T M E N T  R E V I E W

Q: How did the Emerging Asia Fund perform from its inception on September 30, 1996, through June 30, 1997?

A: It gained 57.80%, dramatically outperforming its benchmark, the Morgan Stanley Capital International All-Country Asia-Free ex-Japan Index. For the second quarter of 1997 alone, it gained nearly 19%. Of course, this was a relatively short period of time, and we also encourage investors to be prepared for the possibility of more-moderate returns in the coming months.

Q:  What drove that performance?

A: The most significant factor behind the Fund's performance was its overweighting in Hong Kong/China relative to the index--and relative to most of our competitors. Hong Kong's market rallied for much of the period, as excitement grew about its reunification with China. Within Hong Kong the Fund's exposure to "red chips"--companies listed on Hong Kong's exchange that have strong connections to the Chinese mainland--was extremely profitable. That said, these shares have run up a great deal lately, and we are taking profits on those that we think have become fully valued.

Q: What's your outlook for Hong Kong and China now that the two have been reunified?

A: We're very optimistic about their future. We were in Hong Kong to witness the formal handover ceremonies, and we were impressed with the smoothness of the transition. Both Hong Kong's new chief executive and Chinese leaders took care to reassure the world that Hong Kong will retain a significant degree of economic and political autonomy even under Chinese sovereignty. This is not to say that it will remain isolated from China. We believe that the two economies will continue to strengthen the symbiotic relationship that has existed between them for some time. Right now, both economies are in excellent shape; they are growing rapidly while keeping inflation under control.

Q:  What were some of the major trends in other Asian markets during the period?

A: Northern Asia, South Korea and Taiwan were under some pressure during the second half of 1996. This was in part because the electronics industry, a keystone of both countries' economies, was depressed during the latter half of the year. The two markets turned around in early 1997, however, and rallied strongly through most of the first half.

Southeast Asian markets, on the other hand, have been in difficult straits over the past several months. Thailand in particular has had a rough go of it, due to structural problems in its economy and political system. Its neighbors have also been grappling with high real interest rates.

----
 6
----

                                          --------------------------------------
                                                  The Montgomery Funds
                                          --------------------------------------
                                                   Emerging Asia Fund
                                          --------------------------------------
                                          P O R T F O L I O  H I G H L I G H T S


Economies in south Asia, which includes India, have been slowing somewhat over the past year. We find them attractive for a variety of reasons, though, and have lately been increasing the Fund's exposure to these markets. India's stock exchange, for example, has tended not to move in sync with the U.S. market, so it lends defensive characteristics to a portfolio.

Q:  What's your outlook for the coming year?

A: We're very optimistic about the investment opportunities to be had in many Asian markets. In our view, China/Hong Kong has particularly bright long-term prospects. At the same time, it's very possible that this market and others in Asia will not perform as spectacularly as they have over the past year. Investors need to be prepared for that possibility. Although we think that the long-term investment opportunities in Asia are exceptional, there are bound to be bumps and dips along the way.

-------------------------------------------
      T O P  T E N  H O L D I N G S
-------------------------------------------
  (as a percentage of total net assets)
China Everbright-IHD Holdings Ltd. ... 4.9%

China Merchants Hai Hong Holdings .... 3.7%

Concord Land Development Co., Ltd. ... 3.2%

China Resources Enterprises Ltd. ..... 2.2%

Shanghai Industrial Holdings Ltd. .... 2.1%

Guangzhou Investment Co. Ltd. ........ 2.1%

Hang Seng Bank Ltd. .................. 2.1%

Giordano International Ltd. .......... 1.8%

PT Bank Mashill Utama................. 1.5%

Hyundai Engineering
   and Construction Company........... 1.5%

-------------------------------------------
    T O P  F I V E  C O U N T R I E S
-------------------------------------------
  (as a percentage of total net assets)
China/Hong Kong...................... 41.1%

Korea................................  9.8%

Taiwan...............................  9.0%

Singapore............................  5.0%

Indonesia............................  4.4%

P O R T F O L I O  I N V E S T M E N T S

June 30, 1997

COMMON STOCKS -- 81.6%

   Shares                                          Value (Note 1)
China/Hong Kong-- 41.1%
  126,000   Beijing Enterprises Holdings Ltd.+
            (Conglomerates)......................  $   793,670
4,372,000   Beijing Yanhua Petrochemical Company
            Ltd.+ (Chemicals)....................      948,067
1,500,000   Bengang Steel Plate**+ (Steel).......      460,806
   45,000   Cheung Kong Holdings (Real Estate)...      444,348
1,110,000   China Everbright-IHD Holdings Ltd.+
            (Holding)............................    3,316,833
  100,000   China Light and Power Company
            (Electric Utilities).................      566,649
  800,000   China Merchants Hai Hong Holdings+
            (Chemicals)..........................    2,488,609
  304,000   China Resources Enterprises Ltd.
            (Holding)............................    1,491,100
  110,000   Citic Pacific Ltd. (Holding).........      687,207
1,945,000   Concord Land Development Company Ltd.
            (Real Estate)........................    2,146,522
  132,000   First Tractor Company Ltd.+
            (Heavy Construction).................       86,895
1,750,000   Giordano International Ltd.
            (Retail Trade).......................    1,197,191
  350,000   Guangdong Kelon Electric Holding
            (Home Appliance).....................      334,310
2,608,000   Guangzhou Investment Company Ltd.
            (Real Estate)........................    1,439,108
  100,000   Hang Seng Bank Ltd. (Banks)..........    1,426,303
  550,000   Heilongjiang Electric Power Company+
            (Electric Utilities).................      440,000
  200,000   Hong Kong Telecommunications Ltd.
            (Telecommunications).................      477,586
1,000,000   Hopewell Holdings (Real Estate)......      632,478
   20,800   HSBC Holdings (Banks)................      625,560
   72,000   Hutchison Whampoa Ltd.
            (Conglomerates)......................      622,669
1,000,000   Innovative International Holdings
            (Computers & Office Equipment).......      522,763
1,400,000   Jiangxi Copper Company Ltd.+
            (Metals & Mining)....................      384,005
   57,000   New World Development Company Ltd.
            (Holding)............................      339,912

                                                                              --
                                                                               7
                                                                              --
The accompanying notes are an integral part of these financial statements.

---------------------
The Montgomery Funds
---------------------
 Emerging Asia Fund
---------------------
I N V E S T M E N T S


COMMON STOCKS -- continued

   Shares                                              Value (Note 1)
China/Hong Kong -- continued
  189,000   New World Infrastructure Ltd.+
            (Heavy Construction).....................     $   534,264
1,500,000   Pacific Concord Holdings (Conglomerates)          837,389
1,998,000   Pacific Ports Company+ (Shipping)........         399,739
  234,000   Shanghai Industrial Holdings Ltd.
            (Conglomerates)..........................       1,455,836
  500,000   Sing Tao+ (Newspapers/Publishing)........         187,162
   60,000   Swire Pacific Company, Ltd., Class A
            (Holding)................................         540,188
  270,000   Union Bank of Hong Kong Ltd. (Banks).....         780,659
1,000,000   Wafangfian Bearing Group Company, Ltd.+
            (Auto/Auto Parts)........................         647,968
1,624,000   Zhejiang Expressway Company Ltd.+
            (Heavy Construction).....................         394,088
   30,000   Zindart Limited, ADR+ (Toys).............         322,500
                                                              -------
                                                           27,972,384
India -- 0.7%
   22,700   Videsh Sanchar Nigam Ltd.+
            (Telecommunications).....................         472,728

Indonesia -- 4.4%
1,322,600   PT Bank Mashill Utama (Banks)............       1,033,281
   85,000   PT Daya Guna Samudera**+ (F)
            (Fishing Company)........................         152,909
  215,000   PT Daya Guna Samudera**+
            (Fishing Company)........................         386,770
  310,000   PT Lippo Bank (Banks)....................         318,668
  400,000   PT Matahari Putra Prima (Retail).........         805,921
  132,000   Semen Gresik (F) (Building Materials)....         295,806
                                                              -------
                                                            2,993,355
Korea -- 9.8%
  100,000   Bank of Seoul+ (Banks)...................         454,617
   80,000   Daewoo Corporation+ (Conglomerates)......         650,450
   50,000   Dongwon Securities Company+
            (Securities Brokerage)...................         658,784
   60,928   Hanwha Chemical Corporation (Chemicals)..         480,292
   40,000   Hyundai Engineering and Construction
            Company (Heavy Construction).............       1,027,027
   30,000   Hyundai Merchant Marine Company+
            (Shipping)...............................         564,189
      269   Kookmin Bank (Banks).....................           5,030
   28,000   Korea Electric Power Corporation
            (Electric Utilities).....................         835,586
   15,000   LG Semiconductor+ (Semiconductor)........         584,459
    2,580   Pohang Iron & Steel Company Ltd. (Steel).         267,789
    3,640   Samsung Electronics Company
            (Electronics)............................         408,425
   30,000   Yukong Ltd. (Oil)........................         726,351
                                                              -------
                                                            6,662,999

Malaysia-- 3.8%
   90,000   Cahya Mata Sarawak Berhad (Cement).......         734,548
  146,000   Guinness Anchor Berhad (Food & Beverage).         323,930
  200,000   Hong Leong Bank Berhad** (Banks).........         503,170
  200,000   Jaya Jusco Stores Berhad+ (Retail).......         681,458
   90,000   Tanjong Plc (Leisure Time)...............         310,222
                                                              -------
                                                            2,553,328
Pakistan -- 1.1%
  250,000   Fauji Fertilizer Company Ltd.**
            (Agriculture Commodities)................         491,718
   10,500   Hub Power Company Ltd.+
            (Electric Utilities).....................         257,250
                                                              -------
                                                              748,968
Philippines -- 2.4%
  820,000   International Container Terminal Services,
            Inc. (Shipping)..........................         419,700
   84,500   Manila Electric Company, Class B
            (Electric Utilities).....................         416,477
  619,000   PCI Leasing and Financing, Inc.+**
            (Diversified Financial Services).........         117,342
    2,600   Philippine Long Distance Telephone
            (Telephone/Long Distance)................          84,281
    5,900   Philippine Long Distance Telephone, ADR
            (Telephone/Long Distance)................         379,075
2,345,250   Republic Glass Holdings Corporation
            (Glass)..................................         213,399
                                                              -------
                                                            1,630,274
Singapore -- 5.0%
  262,000   Advanced Systems Automation Ltd.+
            (Machinery & Tools)......................         494,789
   64,000   Keppel Corporation Ltd. (Shipping).......         284,255
   16,000   Keppel Corporation Ltd.-A shares
            (Shipping)...............................          69,385
  250,000   Pacific Century Regional Development+
            (Real Estate)............................         347,975
  100,000   Singapore International Airlines
            (Airlines)...............................         895,293
  500,000   Thakral Corporation Ltd. (Home
            Appliance)...............................         510,000
   80,000   United Overseas Bank (Banks).............         822,550
                                                              -------
                                                            3,424,247
Taiwan -- 9.0%
  270,480   ASE (Semiconductor)......................       1,026,462
   55,000   China Development Corporation+
            (Diversified Financial Services).........         283,903
  360,000   China Steel Corporation (Steel)..........         380,719
  188,500   Compal Electronics
            (Computers & Office Equipment)...........         745,863
  138,000   Delta Electronic Industrial (Electrical
            Equipment)...............................         853,813
  300,000   Formosa Chemicals and Fibre Corporation
            (Apparel & Textiles).....................         435,971

--
8
--
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------
                                                            The Montgomery Funds
                                                           ---------------------
                                                             Emerging Asia Fund
                                                           ---------------------
                                                           I N V E S T M E N T S


COMMON STOCKS -- continued

   Shares                                                 Value (Note 1)
Taiwan -- continued
  300,000   Hung Sheng Construction Ltd.
            (Real Estate)...............................     $   512,590
  240,000   Primax Electronics
            (Computers & Office Equipment)..............         712,230
   31,000   Synnex Technology International Corporation,
            GDR (Computers & Office Equipment)..........         706,800
  204,550   United World Chinese Commercial Bank**
            (Banks).....................................         489,301
                                                                 -------
                                                               6,147,652
Thailand -- 4.3%
  138,000   Bangkok Bank Company Ltd. (Banks)...........         986,506
  200,000   Industrial Finance of Thailand
            (Securities Brokerage)......................         265,060
   30,000   Siam Cement Public Company Ltd.
            (Building Materials)........................         539,759
  165,000   Thai Farmers Bank Company Ltd. (Banks)......         728,916
  100,000   United Communication Industry Company
            (Telecommunications)........................         429,719
                                                                 -------
                                                               2,949,960
TOTAL COMMON STOCKS
(Cost $46,088,860)......................................      55,555,895
                                                              ----------

PREFERRED STOCKS -- 0.0%#
(Cost $3,142)
Korea -- 0.0%#
       60   Samsung Electronics Corporation (Electronics)          6,530
                                                                   -----

RIGHTS -- 0.0%#
(Cost $5,454)
Malaysia -- 0.0%#
   25,000   Hong Leong Bank Berhad, Rights,
            Expire 07/21/97+ (Banks)....................           3,962
                                                                   -----

TOTAL SECURITIES
(Cost $46,097,456)......................................      55,566,387
                                                              ----------
REPURCHASE AGREEMENTS -- 11.9%

Principal Amount                                          Value (Note 1)
$4,037,000  Agreement with Bear Stearns, Tri-Party,
            6.200% dated 06/30/97, to be repurchased
            at $4,037,695 on 07/01/97, collateralized
            by $4,117,740 market value of U.S.
            government securities, having various
            maturities and various interest rates.......   $   4,037,000

4,037,000   Agreement with Nikko Securities Company
            International Inc., Tri-Party, 6.200% dated
            06/30/97, to be repurchased at $4,037,695
            on 07/01/97, collateralized by $4,136,333
            market value of U.S. government securities,
            having various maturities and various
            interest rates..............................       4,037,000
                                                               ---------

TOTAL REPURCHASE AGREEMENTS
(Cost $8,074,000).......................................       8,074,000
                                                               ---------

TOTAL INVESTMENTS -- 93.5%
(Cost $54,171,456*).....................................      63,640,387

OTHER ASSETS AND LIABILITIES -- 6.5%
(Net)...................................................       4,454,869
                                                               ---------

NET ASSETS -- 100.0% ...................................     $68,095,256
                                                              ==========

* Aggregate cost for federal tax purposes was $54,856,716.
**Illiquid Security or Special Situation Security (see note 7 to Financial
  Statements).
+ Non-income producing security.
# Amount represents less than 0.1%.

Descriptions of securities have not been audited by Deloitte & Touche LLP.

Abbreviations:
ADR ... American Depositary Receipt
(F) ... Foreign or Alien Shares
GDR ... Global Depositary Receipt

                                                                              --
                                                                               9
                                                                              --

---------------------------------------
        The Montgomery Funds
---------------------------------------
        Emerging Markets Fund
---------------------------------------
 P O R T F O L I O  H I G H L I G H T S

===========================================
   P O R T F O L I O  M A N A G E M E N T
-------------------------------------------

Josephine S. Jimenez, CFA............Senior
                          Portfolio Manager

Bryan S. Sudweeks, Ph.D., CFA........Senior
                          Portfolio Manager

Angeline Ee...............Portfolio Manager

Frank Chiang..............Portfolio Manager

Jesus Duarte..............Portfolio Manager


===========================================
       F U N D  P E R F O R M A N C E
-------------------------------------------

        Average annual total returns
        for the periods ended 6/30/97

-------------------------------------------
                 Montgomery
           Emerging Markets Fund

Since inception (3/1/92).............11.91%

One year.............................19.34%

Five years...........................12.84%

-------------------------------------------
         IFC Global Composite Index

Since 2/28/92.........................9.87%

One year.............................11.32%

Five years...........................12.31%

-------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

                             [GRAPH APPEARS HERE]

Growth of a $10,000 Investment

            IFC Global                Montgomery               Lipper Emerging
            Composite                  Emerging                 Markets Funds
             Index/1/                Markets Fund                Average/2/
             --------                ------------                ----------
Date          Value                     Value                      Value
----          -----                     -----                      -----
02/92         $10,000                  $10,000                     $10,000
03/92         $10,073                   $9,970                      $9,965
04/92          $9,908                  $10,010                     $10,114
05/92          $9,614                  $10,140                     $10,980
06/92          $9,247                   $9,960                     $10,184
07/92          $8,854                   $9,750                      $9,917
08/92          $8,677                   $9,620                      $9,682
09/92          $8,485                   $9,570                      $9,571
10/92          $8,915                   $9,950                      $9,733
11/92          $8,813                   $9,880                      $9,589
12/92          $8,951                  $10,031                      $9,640
01/93          $8,891                  $10,242                      $9,867
02/93          $9,313                  $10,342                     $10,313
03/93          $9,500                  $10,482                     $10,524
04/93          $9,669                  $10,702                     $10,974
05/93          $9,745                  $10,922                     $11,292
06/93          $9,955                  $11,083                     $11,374
07/93         $10,096                  $11,263                     $11,573
08/93         $10,558                  $11,934                     $12,490
09/93         $10,908                  $12,324                     $12,742
10/93         $11,755                  $13,295                     $13,847
11/93         $12,572                  $13,689                     $14,421
12/93         $14,993                  $15,916                     $16,749
01/94         $15,439                  $16,110                     $17,100
02/94         $14,913                  $15,609                     $16,634
03/94         $13,674                  $14,445                     $15,169
04/94         $13,751                  $14,373                     $14,882
05/94         $14,113                  $14,731                     $15,169
06/94         $13,853                  $13,975                     $14,425
07/94         $14,733                  $14,782                     $15,281
08/94         $16,336                  $16,212                     $16,717
09/94         $16,849                  $16,437                     $16,910
10/94         $16,492                  $16,365                     $16,531
11/94         $15,786                  $15,591                     $15,718
12/94         $14,914                  $14,687                     $14,579
01/95         $13,218                  $13,170                     $13,170
02/95         $13,053                  $13,191                     $13,114
03/95         $13,000                  $13,105                     $13,163
04/95         $13,205                  $13,331                     $13,560
05/95         $13,704                  $14,160                     $14,165
06/95         $13,678                  $14,170                     $14,196
07/95         $13,938                  $14,569                     $14,698
08/95         $13,395                  $13,998                     $14,344
09/95         $13,477                  $13,837                     $14,357
10/95         $13,079                  $13,320                     $13,712
11/95         $12,707                  $12,912
12/95         $13,076                  $13,353
01/96         $13,749                  $14,235
02/96         $13,663                  $13,912
03/96         $13,879                  $14,170
04/96         $14,913                  $14,891
05/96         $14,626                  $15,160
06/96         $14,840                  $15,268
07/96         $13,914                  $14,321
08/96         $14,224                  $14,773
09/96         $14,351                  $14,870
10/96         $14,031                  $14,555                     $10,000
11/96         $14,232                  $14,879                     $10,533
12/96         $14,107                  $14,998                     $10,631
01/97         $15,056                  $16,155                     $10,767
02/97         $15,740                  $16,685                     $10,865
03/97         $15,461                  $16,296                     $10,344
04/97         $15,462                  $16,306                     $10,228
05/97         $15,583                  $16,912                     $10,909
06/97         $16,520                  $18,220                     $11,279

/1/ The IFC G$10,096omposite Index comprises more than 1,200 individual stocks from 27 developing countries in Asia, Latin America, the Middle East, Africa and Europe.

/2/  The Lipper Emerging Markets Funds Average universe consists of six funds.


I N V E S T M E N T  R E V I E W


Q:  How did the Fund perform from July 1, 1996, through June 30, 1997?

A: The Fund gained 19.34% over that period, outpacing its benchmark, the IFC Global Composite Index, by a considerable margin. It also continues to outperform the index since inception.


Q:  What were some of the most positive factors behind that performance?

A: We made some very profitable decisions in terms of both country and stock selection over the past year.

Our decision in early 1996 to increase the Fund's weighting in Brazil paid off handsomely throughout the second half of that year and the first half of this one. Excitement has been growing in the Brazilian stock market over that country's progress on privatization. The Fund also benefited from several of our stock choices there. For example, Telebras (the country's monopoly telephone operator) has had a tremendous performance. There is huge pent-up demand for telecommunications in Brazil, and we believe Telebras will benefit from it. The Brazilian market became more volatile in July 1997, due to concerns about the stability of its currency. We think the downturn will be short-lived, however, because the strong economic fundamentals that have been driving Brazil over the past two years are still in place.

The Fund also profited from its overweighting in Russia relative to its benchmark index (and to many of our competitors). This market has grown by leaps and bounds, especially as international investors have begun to discover it. Both the political and economic situation there appear to be stabilizing, though of course considerable risk remains. The Russian market also offers what we believe are phenomenal asset values.


Q:  Were there any disappointments?

A: Although we have gradually reduced the Fund's exposure to Southeast Asia markets over the past year, its weighting there, though light, continued to work against us. One of the main factors weighing on these markets has been the high level of real interest rates in a number of these countries, such as Malaysia. They've also experienced some growing pains. Construction companies in Thailand, for example, were a little overzealous in 1996, and the country is now facing the consequences of the resulting property glut. That has depressed the Thai stock market, but we strongly believe that the problem will work itself out in the coming year.


Q: What's your outlook for the emerging markets over the coming year?

A: In Latin America we think Brazil (the region's largest economy) will continue to drive performance. Mexico, the other major Latin American economy, appears to be in good shape, too. We are encouraged by the results of the recent election there, which signal a move toward a democratic political system.

--
10
--

                                        --------------------------------------
                                                  The Montgomery Funds
                                        --------------------------------------
                                                  Emerging Markets Fund
                                        --------------------------------------

                                        P O R T F O L I O  H I G H L I G H T S


We have a mixed outlook for Asian markets, but believe that China/Hong Kong is poised to grow rapidly, with inflation under control. Investors will undoubtedly watch it carefully in the coming year to see whether China lives up to its promise of maintaining "one country, two systems" with respect to Hong Kong.

Emerging Europe should benefit from economic recovery in Germany, a major trading partner of many countries in the region. As always, politics will continue to dictate the mood of Middle Eastern stock markets. We see some dynamic opportunities in North Africa (such as the cement industry in Egypt), but remain cautious on South Africa, where the economy suffers from a dangerously low level of foreign reserves, and corporate profits are being hurt by lower gold prices.

On that note, it's important for investors in the emerging markets to be prepared at all times for short-term shocks and downturns. These markets are prone to greater economic and political risks than the United States and other developed markets, though we believe that they are gradually becoming more stable on both fronts. And their potential for higher risk goes hand-in-hand with the potential for greater returns over time.

Q: Why should an investor consider the Montgomery Emerging Markets Fund right now?

A: We're continually impressed with the strides that developing economies are making and we expect to see more progress in the future. These countries are restructuring their economies and laying the foundations for future growth. What's especially remarkable is that most investors still don't seem to have discovered them. That creates opportunities for investors who already recognize both the risks and exceptional long-term potential they present.

======================================
    T O P  T E N  H O L D I N G S
--------------------------------------
(as a percentage of total net assets)

Petroleo Brasileiro..............2.6%
Alfa S.A. de C.V.................2.2%
Electrobras, "B".................2.0%
China Development Corporation....2.0%
Telec Brasileiras-Telebras ON....1.9%
Banco Bradesco...................1.9%
Tatneft, Sponsored ADS...........1.9%
Telebras, ADR....................1.7%
Mahanagar Telephone Nigam, Ltd...1.4%
Cia Energetica de Minas Gerais...1.4%

=====================================
  T O P  F I V E  C O U N T R I E S
-------------------------------------
(as a percentage of total net assets)

Brazil..........................19.0%

Taiwan...........................8.8%

Russia...........................7.1%

Malaysia.........................7.1%

India............................6.0%



P O R T F O L I O  I N V E S T M E N T S

June 30, 1997

COMMON STOCKS -- 79.1%

    Shares                                                     Value (Note 1)
 Argentina-- 2.6%
   224,480   Banco Frances del Rio de la Plata, ADR
             (Banks)..............................................$ 7,295,600
 2,193,483   Cresud S.A.+ (Real Estate)...........................  4,892,225
   403,404   Inversiones y Representaciones (Real Estate).........  1,755,079
    29,648   Inversiones y Representaciones, GDR
             (Real Estate)........................................  1,297,100
    15,848   Inversiones y Representaciones, GDR (Euro)
             (Real Estate)........................................    693,350
 1,612,451   Siderar S.A. (Steel).................................  6,628,201
   304,500   Telefonica de Argentina, Sponsored ADR
             (Telephone/Networks)................................. 10,543,313
                                                                   ----------
                                                                   33,104,868
Bangladesh-- 0.1%
    98,080   Apex Tannery (Apparel & Textiles)....................  1,481,581

Brazil -- 5.9%
18,166,000   Cia Saneamento Basico Estado
             (Water Utilities)....................................  5,534,762
 5,700,000   Electrobras (Electric Utilities).....................  3,187,404
     3,330   Electrobras, GDS***+ (Electric Utilities)............    467,657
   250,000   Souza Cruz S.A. (Tobacco)............................  2,635,735
   138,311   Telebras, ADR (Telephone/Networks)................... 20,988,694
180,900,000  Telec Brasileiras-Telebras ON
             (Telephone/Networks)................................. 24,533,371

                                                                              --
                                                                              11
                                                                              --
The accompanying notes are an integral part of these financial statements.

---------------------
The Montgomery Funds
---------------------
Emerging Markets Fund
---------------------

I N V E S T M E N T S

COMMON STOCKS -- continued

   Shares                                                      Value (Note 1)
Brazil -- continued
4,562,257   Telec de Ceara+ (Telecommunications Equipment)........$ 1,865,360
  766,225   Telec de Sao Paulo S.A. (Telephone/Regional-Local)....    225,975
  397,200   Uniao de Bancos Brasileiros S.A.-Unibanco
            GDR+ (Banks).......................................... 14,746,050
                                                                   ----------
                                                                   74,185,008
Chile -- 1.2%
   62,075   Compania de Telefonos de Chile, ADR
            (Telecommunications/Wireless).........................  2,048,475
  316,200   Empresa Nacional Electricidad S.A.
            (Electric Utilities)..................................  7,134,263
   37,916   Sociedad Quimica Minera de Chile (Chemicals)..........  2,507,196
  211,300   Supermercados Unimarc S.A.+ (Retail Trade)............  3,961,875
                                                                   ----------
                                                                   15,651,809
China/Hong Kong -- 5.1%
15,370,000  Beijing Yanhua Petrochemical Company
            Ltd.+ (Chemicals).....................................  3,332,981
   521,000  Cheung Kong Holdings (Real Estate)....................  5,144,567
 1,025,000  China Light and Power Company
            (Electric Utilities)..................................  5,808,153
 1,250,000  China Resources Enterprises Ltd. (Holding)............  6,131,168
   830,000  Citic Pacific Ltd. (Holding)..........................  5,185,290
   148,000  First Tractor Company+ (Heavy Construction)...........     97,427
 6,800,000  Guangzhou Investment Company Ltd.
            (Real Estate).........................................  3,752,275
   194,400  HSBC Holdings (Banks).................................  5,846,579
   610,000  Hutchison Whampoa Ltd. (Conglomerates)................  5,275,386
 1,213,000  New World Development Company Ltd. (Holding)..........  7,233,565
 1,199,000  Shanghai Industrial Holdings Ltd. (Conglomerates).....  7,459,605
   340,000  Sun Hung Kai Properties Ltd. (Real Estate)............  4,092,393
 1,768,000  Union Bank of Hong Kong Ltd. (Banks)..................  5,111,871
                                                                    ---------
                                                                   64,471,260
Colombia -- 0.6%
  876,000   Almacenes Exito S.A. (Retail Trade)..................   3,211,732
  698,085   Bavaria (Food & Beverage)............................   5,010,088
                                                                    ---------
                                                                    8,221,820
Czech Republic -- 1.7%
  160,400   Komercni Banka, GDR+ (Banks).........................   3,340,330
   11,000   Komercni Banka, GDR***+ (Banks)......................     229,075
  360,642   Komercni Banka I.F.+ (Mutual Funds)..................   5,361,631
  283,010   PIF+ (Mutual Funds)..................................   3,317,103
  677,500   The Czech Value Fund+ (Mutual Funds).................   4,322,450
  973,268   Vseobecny I.F. (Mutual Funds)........................   2,011,919
  492,584   Vynosovy I.F.+ (Mutual Funds)........................   2,491,711
                                                                    ---------
                                                                   21,074,219
Egypt -- 0.8%
  222,000   Al-Ahram Beverages Company, GDR***+
            (Food & Beverage)....................................   4,545,450
  125,435   Amreya Cement (Cement)...............................   3,055,835
   81,240   Tora Cement** (Cement)...............................   2,055,650
                                                                    ---------
                                                                    9,656,935
Hungary -- 0.2%
  251,700   Zalakeramia Rt., GDR***
            (Building Materials).................................   1,969,553

India -- 6.0%
  408,350   Bajaj Auto, Ltd.** (Auto/Auto Parts).................  10,505,317
  747,900   Bharat Petroleum Corporation Ltd.** (Oil)............   9,400,978
  771,100   Carrier Aircon, Ltd. (Home Appliance)................   5,277,081
  297,350   Castrol (India) Ltd.** (Chemicals)...................   4,323,203
    1,600   Floatglass**+ (Glass)................................         735
    1,100   HDFC Bank, Ltd.** (Banks)............................       1,897
  420,000   Hindustan Petroleum Corporation Ltd.** (Oil).........   5,326,257
   59,170   Housing Development and Finance
            Corporation** (Banks)................................   6,747,942
  133,884   Indian Hotels Company Ltd.**+ (Lodging)..............   2,438,334
   10,800   Indian Hotels, GDS (Euro) (Lodging)..................     256,500
  176,700   Indian Hotels, GDS*** (Lodging)......................   4,196,625
      150   Industrial Credit & Investment
            Corporation** (Banks)................................         328
   12,715   Madras Cement Ltd.** (Cement)........................   2,867,978
2,127,900   Mahanagar Telephone Nigam, Ltd.**
            (Telephone/Regional-Local)...........................  18,054,459
  108,000   Oil and Natural Gas Corporation Ltd.**+ (Oil)........   1,119,972
    3,500   State Bank of India**+ (Banks).......................      33,265
      739   Tata Engineering & Locomotive Company,
            Ltd.** (Auto/Auto Parts).............................       9,330
   51,800   Videsh Sanchar Nigam Ltd.**
            (Telephone/Long Distance)............................   1,678,436
  141,600   Videsh Sanchar Nigam Ltd., GDR***+
            (Telephone/Long Distance)............................   2,948,820
                                                                    ---------
                                                                   75,187,457
Indonesia -- 3.0%
2,562,000   Bimantara (F)** (Conglomerates)......................   4,477,179
1,288,400   Hanjaya Mandala Sampoerna (F) (Tobacco)..............   4,913,614
3,358,000   Lippo Bank (F)** (Banks).............................   3,451,891
4,065,000   Lippo Securities** (Diversified Financial
            Services)............................................   2,883,275
  749,000   London Sumatra Indonesia**
            (Agriculture Commodities) ...........................   2,371,423
3,578,000   Matahari Putra Prima (F)** (Retail Trade)............   7,208,964
8,164,800   Mulia Industrindo (F) (Glass)........................   4,280,477
  311,000   Putra Surya Multidana (F)+
            (Diversified Financial Services).....................     495,528
1,909,000   Semen Gresik (F)** (Building Materials)..............   4,277,981

--
12
--

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------
                                                           The Montgomery Funds
                                                           ---------------------
                                                           Emerging Markets Fund
                                                           ---------------------
                                                           I N V E S T M E N T S

COMMON STOCKS -- continued


   Shares                                                        Value (Note 1)
Indonesia -- continued
   102,280  Telekomunikas Indonesia, ADR
            (Telephone/Regional-Local)........................$    3,324,100
   480,000  Telekomunikas Indonesia (F)
            (Telephone/Regional-Local)........................       784,539
                                                                     -------
                                                                  38,468,971
Israel -- 1.0%
 1,551,600  Supersol Ltd. (Retail Trade)......................     4,978,414
   108,700  Teva Pharmaceuticals (Pharmacy/Drugs).............     7,029,584
    18,000  Teva Pharmaceuticals, ADR
            (Pharmacy/Drugs)..................................     1,166,625
                                                                   ---------
                                                                  13,174,623
Korea -- 5.7%
   550,000  Daewoo Corporation (Conglomerates)................     4,471,847
   300,000  Dongwon Securities (Securities Brokerage).........     3,952,703
   283,633  Hanwha Chemical Corporation+ (Chemicals)..........     2,235,842
   260,000  Hyundai Engineering and Construction
            Company (Heavy Construction)......................     6,675,676
   200,000  Hyundai Merchant Marine+ (Shipping)...............     3,761,261
       269  Kookmin Bank (Banks)..............................         5,030
   493,204  Korea Electric Power Corporation, ADR
            (Electric Utilities)..............................    14,718,363
    50,000  Korea Special Opportunities Fund
            (Mutual Funds)....................................       575,000
   114,000  LG Semiconductor Company+
            (Semiconductor)...................................     4,441,892
    89,960  Pohang Iron & Steel Company, Ltd. (Steel).........     9,337,313
    48,941  Samsung Electronics Ltd. (F) (Electronics)........     5,491,403
         2  Samsung Electronics Ltd., New, GDR+
            (Electronics).....................................           116
       277  Samsung Electronics Ltd., New, GDS ***+
            (Electronics).....................................        16,101
   475,000  SeoulBank+ (Banks)................................     1,963,119
   459,192  Shinhan Bank (Banks)..............................     6,721,733
   299,997  Yukong, Ltd. (Oil)................................     7,263,441
                                                                   ---------
                                                                  71,630,840
Malaysia -- 7.1%
 2,992,000  Arab Malaysian Corporation
            (Diversified Financial Services)..................    11,142,948
   776,000  Arab Malaysian Finance (F)
            (Diversified Financial Services)..................       252,108
 1,120,000  Guinness Anchor Berhad (Food & Beverage)..........     2,484,945
   858,000  Hong Leong Bank Berhad (Banks)....................     2,158,597
 3,870,000  IJM Corporation Berhad
            (Heavy Construction)..............................     8,126,387
12,163,000  IOI Corporation Oxygen, Inc.
            (Agriculture Commodities).........................    13,878,542
 1,325,000  Leader Universal Holdings Berhad
            (Telecommunications Equipment)....................     2,383,320
   531,000  Malakoff Berhad (Electric Utilities)..............     2,314,184
 1,488,000  New Straits Times (Newspapers/Publishing).........     8,725,198
   842,000  Oriental Holdings Berhad (Auto/Auto Parts)........     6,338,352
   275,000  Powertek Berhad+ (Electric Utilities).............       420,563
   700,000  Public Bank Berhad (Banks)........................       998,415
 3,295,000  Public Bank Berhad (F) (Banks)....................     5,143,542
 2,679,000  Renong Berhad (Heavy Construction)................     3,502,655
   371,000  Sime UEP Properties Berhad (Real Estate)..........       801,090
 2,314,000  Tan Chong Motor Holdings Berhad
            (Auto/Auto Parts).................................     4,363,962
   786,000  Tanjong PLC (Leisure Time)........................     2,709,271
   930,000  Telekom Malaysia Berhad
            (Telecommunications/Other)........................     4,347,861
 1,278,700  United Engineers Berhad
            (Heavy Construction)..............................     9,220,420
                                                                   ---------
                                                                  89,312,360
Mexico -- 5.4%
   725,000  Acer Computer Latino America S.A. de C.V.+
            (Computers & Office Equipment)....................     2,517,773
 4,107,141  Alfa S.A. de C.V. (Conglomerates).................    27,958,015
 2,300,000  Cifra S.A. de C.V., ADR (Retail Trade)............     4,151,500
   357,000  Empresas La Moderna S.A. de C.V.,
            Class A+ (Tobacco)................................     1,897,861
   330,000  Grupo Radio Central S.A. de C.V., ADR
            (Broadcasting/Advertising)........................     3,877,500
 1,392,594  Industrias Penoles CPO (Metals & Mining)..........     6,640,996
 1,208,000  Kimberly Clark de Mexico, Class A
            (Pulp & Paper)....................................     4,833,520
   749,000  San Luis Corporacion S.A. de C.V.
            (Metals & Mining).................................     5,541,516
   210,370  Telefonos de Mexico S.A., ADR
            (Telephone/Long Distance).........................    10,045,168
                                                                  ----------
                                                                  67,463,849

Morocco -- 0.3%
    60,000  Banque Marocaine du Commerce Exterieur
            (Banks)...........................................     3,772,695
         2  Banque Marocaine du Commerce Exterieur,
            GDR*** (Banks)....................................            39
                                                                          --
                                                                   3,772,734

Pakistan -- 0.3%
     3,396  Adamjee Insurance Company** (Insurance)...........         7,646
       242  Engro Chemicals Pakistan** (Chemicals)............           856
 1,362,800  Fauji Fertilizer Company Ltd.
            (Agriculture Commodities).........................     2,680,454
    77,022  Pakistan State Oil** (Oil)........................       621,214
                                                                     -------
                                                                   3,310,170

Peru -- 1.1%
   155,514  Credicorp, Ltd. (Banks)...........................     3,421,308
 1,812,021  Ferreyros Enrique S.A. (Holding)..................     2,083,568
    44,400  Ferreyros Enrique S.A. ADS***
            (Metals & Mining).................................     1,071,150
 1,167,810  Telefonica del Peru S.A., Class B
            (Telephone/Networks)..............................     3,068,666
   143,800  Telefonica del Peru S.A., Series B, ADR
            (Telephone/Networks) .............................     3,765,763
                                                                   ---------
                                                                  13,410,455

                                                                              --
                                                                              13
                                                                              --

The accompanying notes are an integral part of these financial statements.

---------------------
The Montgomery Funds
---------------------
Emerging Markets Fund
---------------------
I N V E S T M E N T S


COMMON STOCKS -- continued


   Shares                                                        Value (Note 1)

Philippines-- 2.5%
   20,861,000  Belle Corporation+ (Real Estate).................$     6,089,995
   15,578,000  DMCI Holdings+ (Heavy Construction)..............      5,138,330
    6,435,500  International Container Terminal Services,
               Inc.+ (Shipping).................................      3,293,875
    2,307,276  Keppel Philippines Holdings, Inc., Class B+
               (Shipping).......................................        279,924
      490,000  La Tondena Distillers Inc. (Food & Beverage).....      1,179,671
1,554,834,234  Manila Mining, Class B+ (Metals & Mining)........        766,335
    6,587,351  Metro Pacific Inc., Class B (Conglomerates)......      1,423,563
    4,980,000  Music Semiconductors Corporation+
               (Semiconductor)..................................      2,596,110
    7,060,000  PCI Leasing and Finance, Inc.+
               (Diversified Financial Services).................      1,338,338
   24,527,520  Petron Corporation (Oil).........................      6,230,451
        1,930  Philippine Long Distance Telephone, ADR
               (Telephone/Long Distance)........................        124,003
    9,186,250  Republic Glass (Glass)...........................        835,874
   13,377,000  Uniwide Holdings, Inc.+ (Retail Trade) ..........      2,637,261
                                                                      ---------
                                                                     31,933,730

Portugal -- 2.7%
       33,455  Capital Portugal Fund+ (Mutual Funds)............      5,071,762
      504,000  Cimpor-Cimentos de Portugal
               (Building Materials).............................     11,747,304
       96,000  Electricidad de Portugal+ (Electric Utilities)...      1,761,918
      362,150  Sonae InvestImentos (Retail Trade)...............     15,143,257
                                                                     ----------
                                                                     33,724,241

Romania -- 0.1%
      118,811  Romania Growth Fund PLC+
               (Mutual Funds)...................................      1,188,110

Russia -- 7.1%
       46,389  Global Telesystems Group, Inc.**+
               (Telephone/Networks).............................        868,322
      145,000  Irkutskenergo, ADR (Electric Utilities)..........      2,501,250
          221  Irkutskenergo, RDC***+ (Electric Utilities)......     15,005,900
       95,700  LukOil Company, ADR (Oil)........................      7,446,656
          125  LukOil Company, RDC*** (Oil).....................     12,193,750
          575  Russian Regional Telecommunications
               Certificates*** (Telephone/Regional-Local).......      7,648,928
      272,700  Surgutneftegaz, ADR (Oil)........................     14,606,494
       56,500  Tatneft, ADR+ (Oil)..............................      6,059,625
      219,400  Tatneft, Sponsored ADS***+ (Oil).................     23,530,650
                                                                     ----------
                                                                     89,861,575

Singapore -- 0.7%
      740,000  Keppel Corporation, ORD
               (Heavy Construction).............................      2,505,141
    1,397,000  Sunright Ltd.+ (Electronics).....................      2,540,533
    2,500,000  Thakral Corporation Ltd.
               (Home Appliance).................................      2,550,000
      480,000  Wong's Circuits Holdings Ltd.+
               (Semiconductor)..................................        806,400
                                                                        -------
                                                                      8,402,074

Slovenia-- 0.1%
      115,000  BTC, GDR***+ (Electric Utilities)................    $ 1,127,000

South Africa -- 3.5%
      219,200  Anglovaal, Ltd. (Conglomerates)..................      5,845,978
      281,230  Barlow, Ltd. (Building Materials)................      3,059,004
    5,895,000  Highstone Property Fund (Real Estate)............      1,689,112
      740,000  JCI Ltd. (Diversified Financial Services)........      5,692,308
    4,377,976  Lonrho (Conglomerates)...........................      9,379,309
       32,000  Pepsi International Bottlers**+
               (Food & Beverage)................................      2,784,000
    1,223,336  Sasol, Ltd. (Oil)................................     16,043,309
                                                                     ----------
                                                                     44,493,020

Sri Lanka -- 0.1%
      216,195  Aitken Spence and Company
               (Conglomerates)..................................        683,811
       61,300  Development Finance Corporation of
               Ceylon (Banks)...................................        298,692
                                                                        -------
                                                                        982,503

Taiwan -- 8.8%
    1,945,800  ASE+ (Semiconductor).............................      7,384,241
          360  Bank Sinopac (Banks).............................            344
    4,800,000  China Development Corporation+
               (Diversified Financial Services).................     24,776,978
    4,980,000  China Steel Corporation (Steel)..................      5,266,619
    2,600,000  Compal Electronics+
               (Computers & Office Equipment)...................     10,287,770
    2,179,000  Delta Electronic Industrial
               (Electrical Equipment)...........................     13,481,583
    3,700,000  Formosa Chemicals and Fiber Corporation
               (Apparel & Textiles).............................      5,376,978
    3,000,000  Hung Sheng Construction Ltd. (Real Estate).......      5,125,899
    6,890,266  Pacific Construction+ (Heavy Construction).......      7,361,183
    2,160,000  Primax Electronics Ltd.
               (Computers & Office Equipment)...................      6,410,072
    2,250,420  Taiwan Semiconductor Company+
               (Semiconductor)..................................      9,997,369
    2,000,000  United World Chinese Commercial Bank
               (Banks)..........................................      4,784,173
    1,373,600  Yageo Corporation+ (Electronics).................      5,780,978
      269,350  Yageo Corporation, GDR***+ (Electronics).........      4,713,625
                                                                      ---------
                                                                    110,747,812

Thailand -- 1.8%
      240,100  Central Pattana Public Company, Ltd. (F)
               (Real Estate)....................................        347,133
      337,000  CH Karnchang Public Company (F)
               (Heavy Construction).............................        920,321
    2,435,950  Electricity Generation Power Company (F)
               (Electric Utilities).............................      6,212,162
       66,400  Industrial Finance Corporation of
               Thailand (F) (Securities Brokerage)..............         88,000

The accompanying notes are an integral part of these financial statements.

--
14
--

---------------------
The Montgomery Funds
---------------------
Emerging Markets Fund
---------------------
I N V E S T M E N T S


COMMON STOCKS -- continued


   Shares                                                        Value (Note 1)
Thailand -- continued
      164,900  Pizza Public Company Ltd.
               (Food & Beverage)................................$       880,791
      502,800  PTT Exploration and Production Public
               Company, Ltd. (F) (Oil)..........................      7,592,482
      301,600  Regional Container Lines (F) (Shipping)..........      1,865,317
       85,100  Siam Cement Public Company, Ltd. (F)
               (Building Materials).............................      1,531,116
      144,150  Siam Cement Public Company, Ltd. Local,
               Series 2 (Building Materials)....................      2,234,325
      566,800  Thai Airways International Public Company,
               Ltd. (F) (Airlines)..............................        864,996
                                                                        -------
                                                                     22,536,643

Turkey -- 2.2%
   25,060,000  Akcansa Cimento A.S. (Cement)....................      3,458,879
   10,532,873  Efes Sinai Yatrium ve Ticaret**
               (Food & Beverage)................................        754,481
   17,063,165  Koc Holdings (Holding)...........................      4,020,944
    5,836,950  Migros Turk T.A.S. (Retail Trade)................      4,126,442
   17,732,556  Tat Konserve (Food & Beverage)...................      1,313,302
  120,208,000  Turk Sise ve Cam+ (Glass)........................      7,607,845
  127,768,000  Yapi Ve Kredi Bankasi A.S. (Banks)...............      2,924,836
  169,931,440  Yapi Ve Kredi Bankasi A.S., New (Banks)..........      3,890,031
                                                                      ---------
                                                                     28,096,760

Ukraine -- 0.1%
      721,000  Ukraine Enterprise Corporation+
               (Mutual Funds)...................................      1,279,156

Venezuela -- 1.3%
      224,400  Compania Anonima Nacional Telefonos de
               Venezuela, ADR (Telephone/Networks)..............      9,677,250
    4,359,437  Electricidad de Caracas (Electric Utilities)           6,984,610
                                                                      ---------
                                                                     16,661,860

Vietnam -- 0.0%#
       42,600  Southeast Asia Frontier Fund+ (Mutual Funds).....        117,150
       38,000  The Vietnam Frontier Fund+ (Mutual Funds)........        323,000
                                                                        -------
                                                                        440,150

TOTAL COMMON STOCKS
(Cost $839,744,955).............................................    997,023,146
                                                                    -----------

PREFERRED STOCKS -- 13.4%
Brazil -- 13.1%
2,408,701,596  Banco Bradesco (Banks)...........................     24,276,079
  343,420,000  Cia Energetica de Minas Gerais
               (Electric Utilities).............................     17,704,528
  419,583,000  Cia Paranaense de Energi (Electric Utilities)....      7,794,956
    6,700,000  Copene-Petroquimica do Nordests S.A.
               (Chemicals)......................................      2,483,210
   42,392,000  Electrobras, "B" (Electric Utilities)............     25,280,446
   76,433,143  Industrias Romi, S.A. (Machinery & Tools)........      1,561,961
    7,990,000  Itausa Investimentos Itau (Holding)..............      7,347,638
       50,500  Kepler Weber S.A.+ (Machinery & Tools)...........        260,346
   67,300,000  Lojas Americanas+ (Retail Trade).................        912,712
   91,972,000  Lojas Renner S.A. (Retail Trade).................      4,715,856
    8,680,000  Marcopolo S.A., Series B (Auto/Auto Parts).......      1,552,088
   11,780,000  Metalurgica E Shultz S.A. (Steel)................        177,266
   96,937,500  Odebrecht S.A. (Heavy Construction)..............        823,908
  117,921,300  Petroleo Brasileiro (Oil)........................     32,752,448
   72,785,194  Telebras(Telephone/Networks).....................     11,040,660
   43,340,988  Telec de Minas Gerais S.A.
               (Telephone/Regional-Local).......................      7,669,368
   18,691,516  Telec de Sao Paulo S.A.
               (Telephone/Regional-Local).......................      6,102,892
   45,076,418  Telec do Rio Janeiro S.A.
               (Telephone/Networks).............................      6,950,616
   53,530,000  Uniao de Bancos Brasileiros (Banks)..............      1,963,587
       69,060  Usiminas (Steel).................................        769,151
       72,988  Vale do Rio Doce (Metals & Mining)...............      1,614,272
      487,888  Vale do Rio Doce, "B" (Metals & Mining)..........              0
    2,423,000  Weg S.A. (Furniture).............................      1,665,524
                                                                      ---------
                                                                    165,419,512

Korea -- 0.1%
       24,940  Samsung Electronics, Ltd. (F) (Electronics)......      1,194,901

Philippines -- 0.2%
       67,700  Philippine Long Distance Telephone,
               Convertible Preferred, 5.750% 12/31/49
               (Telephone/Long Distance)........................      2,483,913
                                                                      ---------

TOTAL PREFERRED STOCKS
(Cost $100,894,122).............................................    169,098,326
                                                                    -----------

CONVERTIBLE BONDS -- 0.6%
Principal Amount
Mexico -- 0.1%
$     750,000  Alfa S.A. de C.V., 8.000% due 09/15/00***
               (Conglomerates)..................................      1,070,625

South Africa -- 0.3%
    3,150,000  Barlow, Ltd., 7.000% due 09/20/04***
               (Building Materials).............................      4,000,500

Thailand -- 0.2%
    2,660,000  Central Pattana Public Company, Ltd.,
               2.750% due 04/10/01*** (Real Estate).............      2,440,550
       50,000  Central Pattana Public Company, Ltd.,
               2.750% due 04/10/01*** (Real Estate).............         45,875
                                                                         ------
                                                                      2,486,425

TOTAL CONVERTIBLE BONDS
(Cost $7,092,312)...............................................      7,557,550
                                                                      ---------

The accompanying notes are an integral part of these financial statements.

                                                                              --
                                                                              15
                                                                              --

---------------------
The Montgomery Funds
---------------------
Emerging Markets Fund
---------------------
I N V E S T M E N T S

RIGHTS -- 0.0%#

   Shares                                                         Value (Note 1)
Korea -- 0.0%#
        812   Samsung Electronics Ltd., Expires 01/01/98+
              (Electronics)......................................$       88,377

Malaysia -- 0.0%#
         25 DCB Sakura+ (Banks)..................................             0
    110,500   Hong Leong Bank Berhad, Expires 07/21/97+
              (Banks)............................................        17,512
                                                                         ------
                                                                         17,512
                                                                         ------
TOTAL RIGHTS
(Cost $42,520)...................................................       105,889
                                                                        -------

WARRANTS -- 0.0%#

Czech Republic -- 0.0%#
     81,300   The Czech Value Fund, Expires 09/13/98+
              (Mutual Funds).....................................        30,894

Malaysia -- 0.0%#
        500   Development and Commercial Bank
              Holdings Corporation, Expires 12/27/99+
              (Banks)............................................           576
                                                                            ---

TOTAL WARRANTS
(Cost $171,000)..................................................        31,470
                                                                         ------

TOTAL SECURITIES
(Cost $947,944,909).............................................. 1,173,816,381
                                                                  =============

REPURCHASE AGREEMENTS -- 6.7%

Principal Amount                                                  Value (Note 1)
$42,033,000   Agreement with Greenwich Capital, Tri-Party,
              6.200% dated 06/30/97, to be repurchased at
              $42,040,239 on 07/01/97, collateralized by
              $42,874,675 market value of U.S. government
              securities, having various maturities and
              various interest rates.............................$   42,033,000

 42,033,000   Agreement with Nikko Securities Company
              International Inc., Tri-Party, 6.200% dated
              06/30/97, to be repurchased at $42,040,239
              on 07/01/97, collateralized by $43,067,250
              market value of U.S. government securities,
              having various maturities and various
              interest rates.....................................    42,033,000
                                                                     ----------

TOTAL REPURCHASE AGREEMENTS
(Cost $84,066,000)...............................................    84,066,000
                                                                     ----------

TOTAL INVESTMENTS -- 99.8%
(Cost $1,032,010,909*)........................................... 1,257,882,381

OTHER ASSETS AND LIABILITIES -- 0.2%
(Net) ...........................................................     2,181,549
                                                                      ---------

NET ASSETS -- 100.0% ............................................$1,260,063,930
                                                                 ==============

  * Aggregate cost for federal tax purposes was $1,044,289,426.
 ** Illiquid Security or Special Situation Security (see note 7 to Financial
    Statements).
*** Security exempt from registration under Rule 144A of the Securities
    Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
#   Amount represents less than 0.1%.
+   Non-income producing security.

Descriptions of securities have not been audited by Deloitte & Touche LLP.

Abbreviations:
ADR.....American Depositary Receipt
ADS.....American Depositary Share
(F).....Foreign or Alien Shares
GDR.....Global Depositary Receipt
GDS.....Global Depositary Share
ORD.....Ordinary
RDC.....Russian Depositary Certificate


The accompanying notes are an integral part of these financial statements.

                                          --------------------------------------
                                                  The Montgomery Funds
                                          --------------------------------------
                                                        Global
                                                   Communications Fund
                                          --------------------------------------
                                         P O R T F O L I O  H I G H L I G H T S




I N V E S T M E N T  R E V I E W

Q:  How did the Fund perform from July 1, 1996, through June 30, 1997?

A: The portfolio gained 14.43%, lagging its benchmark, the Morgan Stanley World Index. Since inception, the Fund has underperformed that benchmark by about 40 basis points on an annualized basis.

Q:  What were the positive factors contributing to that performance?

A: Many different individual positions contributed to the gain over the past year. That's really the beauty of this fund: Although it technically invests in a single sector, the "sector" is so wide that it can encompass everything from Telebras, Brazil's state-owned telephone monopoly, to Sony, the huge media conglomerate based in Japan. These holdings, and many others, performed well over the past year. So good stock selection contributed to the plus side.

Q:  Were there any disappointments?

A: Yes, there were a few. For part of the period, investors shied away from telecommunications stocks in the United States and elsewhere, apparently waiting for the dust surrounding deregulation to settle. The Telecommunications Act passed in the United States last year, the World Trade Organization accord passed this year and similar reforms in other countries have set the stage for dramatic change in the industry. Of course, with any major transition like this, there's bound to be some uncertainty about who will emerge as the winners and who will end up the losers. We think these reforms will ultimately be very positive for the industry. For one thing, the demand for communications goods and services appears to be so great that it will support not only the strongest "incumbent" players in the industry but also the savviest newcomers.

Q: Besides the move toward deregulation, what were the other major trends in the global communications arena over the past year?

A: The sector continued to grow and develop in a lot of different ways. Many countries, both developed and developing, made progress on implementing long-term reforms like privatization of their communications industries. During the past year, for example, Germany brought its monopoly telephone operator, Deutsche Telekom, to the auction block in Europe's largest-ever privatization. It was very well received by investors. Likewise, India and Venezuela are just two of the several emerging markets that privatized their state-owned telephone monopolies over the past year.

Another major trend was an almost continuous series of mergers, acquisitions and alliances between communications companies worldwide. Among the most significant were British Telecommunications' acquisition of MCI and WorldCom's purchase of MFS Communications. In Europe there were also myriad alliances between major communications


==========================================
P O R T F O L I O  M A N A G E M E N T
------------------------------------------
Oscar A. Castro, CFA................Senior
                         Portfolio Manager


==========================================
F U N D  P E R F O R M A N C E
------------------------------------------
       Average annual total returns
       for the periods ended 6/30/97

------------------------------------------
               Montgomery
       Global Communications Fund

Since inception (6/1/93)..........14.30%

One year..........................14.43%

Three years.......................13.39%
------------------------------------------
            MSCI World Index
Since 5/31/93.....................14.71%

One year..........................22.27%

Three years.......................17.03%

------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.


                           [LINE CHART APPEARS HERE]

Growth of a $10,000 Investment


           Montgomery
             Global                                MSCI
         Communications      MSCI World      Telecommunications      Lipper Global
             Fund             Index/1/           Index/2/          Funds Average/3/
         --------------      ----------      ------------------    ---------------
Date         Value              Value              Value                Value
----     --------------      ----------      ------------------    ---------------
May-93      $10,000         $10,000.00            $10,000              $10,000
Jun-93       $9,877         $10,222.42             $9,914              $10,375
Jul-93      $10,054         $10,322.50            $10,115              $10,625
Aug-93      $10,647         $10,926.62            $10,576              $11,675
Sep-93      $10,691         $10,753.92            $10,378              $12,017
Oct-93      $11,128         $11,224.74            $10,662              $12,867
Nov-93      $10,810         $10,633.67            $10,056              $12,067
Dec-93      $11,685         $10,826.21            $10,546              $13,483
Jan-94      $12,205         $11,289.13            $11,239              $14,050
Feb-94      $11,931         $10,524.82            $11,091              $13,558
Mar-94      $11,398         $10,179.59            $10,610              $12,558
Apr-94      $11,567         $10,495.95            $10,936              $12,742
May-94      $11,555         $10,540.39            $10,962              $12,608
Jun-94      $11,332         $10,474.40            $10,929              $11,833
Jul-94      $11,664         $10,772.38            $11,134              $12,342
Aug-94      $12,087         $11,096.25            $11,467              $13,217
Sep-94      $11,870         $10,762.79            $11,163              $12,950
Oct-94      $12,052         $10,984.54            $11,478              $13,117
Nov-94      $11,512         $10,218.92            $10,977              $12,068
Dec-94      $11,383         $10,178.04            $11,081              $11,675
Jan-95      $11,026         $10,394.72            $10,912              $11,007
Feb-95      $11,198         $10,376.05            $11,069              $10,982
Mar-95      $11,484         $10,567.71            $11,599              $11,241
Apr-95      $11,859         $10,692.30            $12,001              $11,700
May-95      $12,095         $10,844.01            $12,101              $12,260
Jun-95      $12,296         $11,012.18            $12,095              $12,878
Jul-95      $12,944         $11,262.25            $12,697              $13,571
Aug-95      $12,774         $11,507.81            $12,411              $13,596
Sep-95      $13,006         $12,184.28            $12,770              $14,297
Oct-95      $12,703         $12,031.70            $12,566              $13,629
Nov-95      $12,929         $12,101.60            $13,000              $13,763
Dec-95      $13,154         $12,471.68            $13,377              $13,646
Jan-96      $13,531         $12,681.42            $13,617              $13,947
Feb-96      $13,677         $12,569.04            $13,697              $14,064
Mar-96      $13,922         $12,376.44            $13,922              $14,180
Apr-96      $14,400         $12,767.54            $14,246              $15,158
May-96      $14,566         $12,627.66            $14,256              $15,124
Jun-96      $14,486         $12,589.88            $14,325              $15,074
Jul-96      $13,801         $11,739.67            $13,816              $14,172
Aug-96      $14,171         $11,792.36            $13,972              $14,456
Sep-96      $14,565         $12,221.62            $14,516              $14,932
Oct-96      $14,542         $12,457.80            $14,614              $14,499
Nov-96      $15,234         $13,129.67            $15,430              $15,107
Dec-96      $15,232         $13,421.90            $15,180              $14,740
Jan-97      $15,552         $13,551.05            $15,360              $15,497
Feb-97      $15,614         $13,693.86            $15,534              $15,180
Mar-97      $15,357         $13,259.87            $15,224              $14,863
Apr-97      $15,558         $13,402.58            $15,719              $15,189
May-97      $16,480         $14,220.08            $16,686              $16,440
Jun-97      $17,175         $14,820.55            $17,516              $17,250

/1/ The Morgan Stanley Capital International World Index measures the performance of 22 global stock markets.

/2/ The MSCI Telecommunications Index measures the performance of equity securities of approximately 25 communications companies in developed countries.

/3/ The Lipper Global Funds Average universe consists of 66 funds.

                                                                              --
                                                                              17
                                                                              --

--------------------------------------
         The Montgomery Funds
--------------------------------------
               Global
         Communications Fund
--------------------------------------
P O R T F O L I O  H I G H L I G H T S


======================================
    T O P  T E N  H O L D I N G S
--------------------------------------
(as a percentage of total net assets)

Global Telesystems Group, Inc....5.5%
Grupo Iusacell, Series L, ADR....3.5%
Nokia Corporation AB, Series A...3.0%
Ionica...........................2.8%
Sony Corporation.................2.6%
WorldCom, Inc....................2.5%
Cable and Wireless PLC...........2.5%
Scripps Company (E.W.)...........2.3%
Telebras, ADR....................2.3%
Advantest Corporation............2.3%


======================================
  T O P  F I V E  C O U N T R I E S
--------------------------------------
 (as a percentage of total net assets)

Great Britain...................17.3%

United States...................13.4%

Russia...........................7.5%

Japan............................6.8%

Brazil...........................6.4%

players designed to give these companies an edge when greater competition is introduced there at the start of 1998.

Q: Why should an investor consider the Montgomery Global Communications Fund right now?

A: Although the market has been concerned lately about how deregulation and other changes will affect the industry, that concern actually allows investors who believe in its long-term potential to invest at attractive prices. And they're in very good company: Many of the major players--well-respected names like British Telecommunications, WorldCom and SBC Communications--have been actively forging strategic alliances with others in the industry. In other words, these companies (which one would expect to have a uniquely privileged outlook on the sector) see a great deal of potential in the global communications arena and have been willing to pay premium prices to take advantage of those opportunities. We think many more investors on the market level will eventually wake up to the promise.

There are also some extremely powerful long-term trends driving the sector. Earlier this year a Wall Street Journal article on the changes taking place in the communications field cited an arresting fact: Roughly 80% of the world's people don't own a telephone, and about half have never even used one. Given how integral the telephone, the television and, increasingly, other forms of communication like the Internet, are to most of our lives in the developed world, there could be tremendous opportunities in the global communications sector if even a small percentage of the developing world adopts these technologies.



P O R T F O L I O  I N V E S T M E N T S

June 30, 1997

COMMON STOCKS -- 87.7%

  Shares                                                          Value (Note 1)
Belgium -- 1.6%
   58,500   Audiofina Cie.,***
            (Broadcasting/Advertising)..............................$ 2,405,668

Brazil -- 2.5%
   23,100   Telebras, ADR (Telephone/Networks)......................  3,505,425
  901,693   Telecomunicacoes de Sao Paulo S.A.+
            (Telephone/Regional-Local)..............................    265,931
                                                                        -------
                                                                      3,771,356
Canada -- 3.0%
   73,400   Cognos, Inc.+ (Software Systems)........................  2,289,163
  213,300   Manitoba Telecom Services Inc.
            (Telephone/Regional-Local)..............................  2,270,546
                                                                      ---------
                                                                      4,559,709
China/Hong Kong -- 4.0%
1,724,125   First Pacific Company*** (Conglomerates)................  2,203,198
  401,000   Hutchison Whampoa Ltd. (Conglomerates)..................  3,467,918
  242,500   Smartone Telecommunications+
            (Telecommunications/Wireless)...........................    550,902
                                                                        -------
                                                                      6,222,018
Finland -- 3.0%
   62,200   Nokia Corporation AB, Series A
            (Telecommunications Equipment)..........................  4,644,562

France -- 4.6%
   24,435   Axime (Ex Segin)+ (Software Systems)....................  2,889,772
   15,700   Eaux (Cie Generale des) (Conglomerates).................  2,011,690
   10,835   Europe 1 Communication
            (Broadcasting/Advertising)..............................  2,221,685
                                                                      ---------
                                                                      7,123,147

--
18
--
  The accompanying notes are an integral part of these financial statements.

                                                           ---------------------
                                                            The Montgomery Funds
                                                           ---------------------
                                                                   Global
                                                            Communications Fund
                                                           ---------------------
                                                           I N V E S T M E N T S

COMMON STOCKS -- continued

   Shares                                                     Value (Note 1)
Germany-- 4.9%
    2,345   Axel Springer Verlag, Class A
            (Newspapers/Publishing)...........................$   2,084,205
    5,740   Mannesmann AG (Auto/Auto Parts)...................    2,557,401
   52,250   Veba AG***(Electric Utilities)....................    2,936,151
                                                                  ---------
                                                                  7,577,757
Great Britain -- 17.3%
3,178,800   Aegis Group, ORD
            (Broadcasting/Advertising)........................    3,321,771
  221,000   Azlan Group PLC
            (Telecommunications/Networks).....................    2,042,575
  721,819   Cable and Wireless PLC+
            (Telecommunications/Others).......................    3,828,516
  116,300   Colt Telecom Group PLC, ADR***+
            (Telephone/Regional-Local)........................    2,384,150
   52,100   Dr. Solomon's Group PLC, ADR+
            (Software Systems)................................    1,331,806
4,230,000   Freepages Group PLC+
            (Broadcasting/Advertising)........................    2,571,142
1,110,000   Ionica (Telephone/Wireless).......................    4,320,832
   15,600   MISYS  PLC
            (Computers & Office Equipment)....................      353,960
  628,900   Orange PLC+ (Telephone/Wireless)..................    2,078,906
  262,300   Reuters Holdings PLC
            (Broadcasting/Advertising)........................    2,764,998
  318,750   Vodafone Group PLC (Telephone/Wireless)...........    1,552,633
                                                                  ---------
                                                                 26,551,289
Greece -- 1.5%
   99,000   Hellenic Telecommunication Organization
            S.A. (Telephone/Networks).........................    2,324,197

Italy -- 5.4%
  208,000   S.T.E.T. di Risp*** (Telecommunications)..........      721,925
  282,300   S.T.E.T. Societa Finanziaria Telefonica
            SpA*** (Telephone/Networks).......................    1,644,079
  392,600   Telecom Italia Mobile SpA
            (Telephone/Wireless)..............................      702,102
  491,000   Telecom Italia Mobile SpA
            (Telephone/Wireless)..............................    1,588,623
  888,500   Telecom Italia SpA***
            (Telephone/Regional-Local)........................    2,864,274
  392,700   Telecom Italia SpA Risp***
            (Telephone/Regional-Local)........................      777,361
                                                                    -------
                                                                  8,298,364
Japan -- 6.8%
   45,200   Advantest Corporation (Semiconductor).............    3,470,401
   96,000   Fujitsu Denso (Telecommunications
            Equipment)........................................    2,948,305
   46,500   Sony Corporation*** (Electronics).................    4,053,003
                                                                  ---------
                                                                 10,471,709
Mexico -- 3.5%
  295,000   Grupo Iusacell, Series L, ADR+
            (Telephone/Wireless)..............................    5,420,625
  105,000   Grupo Mexicano de Video**+ (Leisure Time).........       10,435
                                                                     ------
                                                                  5,431,060
Netherlands -- 1.7%
   43,600   ASM Lithography Holding N.V. ***+
            (Semiconductor)..................................     2,546,513


Russia -- 7.5%
  450,987   Global Telesystems Group, Inc.**+
            (Telephone/Networks)..............................    8,441,702
  200,000   Russian Telecommunications Development
            Corporation**+ (Telephone/Networks)..............     1,490,207
   40,521   Vimpel-Communications, ADR**+
            (Telecommunications/Wireless).....................    1,539,798
                                                                  ---------
                                                                 11,471,707
Spain -- 2.1%
  113,700   Telefonica de Espana, ORD
            (Telephone/Networks)..............................    3,287,153


Sweden -- 1.8%
   70,220   Ericsson (L.M.) Telephone Company, Class B
            (Telecommunications Equipment)....................    2,764,138


Switzerland -- 1.7%
    1,820   Compagnie Financiere Richemont, Series A
            (Holding)........................................     2,629,013


United States -- 13.4%
  102,000   Airtouch Communications, Inc.***+
            (Telephone/Wireless)..............................    2,792,250
   90,000   Brooks Fiber Properties Inc.+
            (Telephone/Networking)............................    3,043,125
   87,200   Cabletron Systems Inc.+
            (Computers & Office Equipment)....................    2,468,850
   33,884   Cisco Systems, Inc.+
            (Computers & Office Equipment)....................    2,275,522
   50,000   McLeod, Inc.+
            (Telecommunications/Regional-Local)...............    1,681,250
   90,000   Montgomery Emerging Communications
            Fund++ (Holding)..................................    1,035,450
   84,500   Scripps Company (E.W.)
            (Broadcasting/Advertising)........................    3,517,312
  120,008   WorldCom, Inc.+ (Telephone/Long Distance).........    3,836,506
                                                                  ---------
                                                                 20,650,265
Venezuela -- 1.4%
   51,500   Compania Anonima Telefonos de Venezuela
            ADR (Telephone/Networks)..........................    2,220,938
                                                                  ---------

TOTAL COMMON STOCKS
(Cost $104,651,090)...........................................  134,950,563
                                                                -----------

                                                                              --
                                                                              19
                                                                              --

The accompanying notes are an integral part of these financial statements.

---------------------
The Montgomery Funds
---------------------
      Global
Communications Fund
---------------------
I N V E S T M E N T S



PREFERRED STOCKS -- 3.9%
   Shares                                                     Value (Note 1)
Brazil -- 3.9%
15,523,077  Telec de Minas Gerais S.A.
            (Telephone/Regional-Local)........................  $ 2,746,873
 9,786,309  Telec de Sao Paulo S.A.
            (Telephone/Regional-Local)........................    3,195,288
                                                                  ---------

TOTAL PREFERRED STOCKS
(Cost $3,165,437).............................................    5,942,161
                                                                  ---------
TOTAL SECURITIES
(Cost $107,816,527)...........................................  140,892,724
                                                                -----------

REPURCHASE AGREEMENTS -- 5.2%
Principal Amount
$4,028,000  Agreement with Bear Stearns, Tri-Party,
            6.200% dated 06/30/97, to be repurchased at
            $4,028,694 on 07/01/97, collateralized by
            $4,108,560 market value of U.S. government
            securities, having various maturities and various
            interest rates....................................    4,028,000

 4,028,000  Agreement with Nikko Securities Company
            International Inc., Tri-Party, 6.200% dated
            06/30/97, to be repurchased at $4,028,694
            on 07/01/97, collateralized by $4,127,112
            market value of U.S. government securities,
            having various maturities and various
            interest rates....................................    4,028,000
                                                                  ---------

TOTAL REPURCHASE AGREEMENTS
(Cost $8,056,000).............................................    8,056,000
                                                                  ---------

TOTAL INVESTMENTS -- 96.8%
(Cost $115,872,527*).......................................... $148,948,724

OTHER ASSETS AND LIABILITIES -- 3.2%
(Net).........................................................    5,006,377
                                                                  ---------

NET ASSETS -- 100.0%........................................... $153,955,101
                                                               ============

*  Aggregate cost for federal tax purposes was $116,007,977.
** Illiquid Security or Special Situation Security (see note 7 to Financial
   Statements).
***Securities on loan at June 30, 1997, which have an aggregate market value of $14,121,376, represent 9.2% of the total net assets of the Fund (see note 5 to Financial Statements).
+  Non-income producing security.
++ See note 2 to Financial Statements.

Descriptions of securities have not been audited by Deloitte & Touche LLP.

Abbreviations:
ADR.....American Depositary Receipt
ORD.....Ordinary

The Montgomery Global Communications Fund concentrates its investments in the global communications industry. Because of this concentration, the value of the Fund's shares may vary in response to factors affecting the global communications industry, and therefore may be more volatile than those of investment companies that do not similarly concentrate their investments. The global communications industry may be subject to greater changes in governmental policies and governmental regulation than many other industries, and regulatory approval requirements may materially affect the products and services of this industry.

--
20
--

The accompanying notes are an integral part of these financial statements.

INVESTMENT REVIEW

Q:  How did the Fund perform from July 1, 1996, through June 30, 1997?

A: Although the Fund underperformed its benchmark, the Morgan Stanley World Index, for the year, it has outpaced that index over the past three years and since its September 1993 inception.


Q:  What were the main factors behind that performance?

A: For most of the past year, the Japanese market was depressed. Although the Fund had a relatively light weighting there, it generally hampered performance in absolute terms.

But several of our holdings in that country still managed to outperform the overall market. Our emphasis on Japanese exporters such as Sony and Honda Motor Company, for example, was profitable. They were helped by the Japanese yen's weakness versus the U.S. dollar over much of the period, which made their goods more competitive on the global market.

Japan's market then rebounded strongly in the second quarter, as investors became a little less pessimistic about that country's economy. We expect it to gain more momentum going into 1998. And even with the rally, we think there are still some great opportunities in that market, especially among mid- to small-cap companies.


Q: What about Europe, the United States and the other markets where the Fund invests?

A: Our exposure to the United States and most European markets generally benefited the Fund. They had a strong run over the past year, but not without some pauses. The U.S. market came under pressure in July 1996 and again in March and April of this year. But its rally in the second quarter went a long way toward making up the ground that it had lost. Likewise, many European markets went on a bull run in the second half of 1996 and the first half of 1997. They've been driven up by some of the same factors supporting the U.S. market: relatively low inflation and interest rates, accelerating economic growth and positive earnings trends.

In Europe as in other parts of the world, solid stock selection also benefited the Fund. Last year, for example, we invested in a number of technology companies that we found attractive from a bottom-up standpoint, and many of those performed very well in the second half of 1996 and early 1997. We subsequently took some profits on those holdings.

The Fund's emerging markets exposure was also beneficial at various times over the past year. Our positions in Hong Kong were particularly strong as that market rallied. But over the year, we pared down the Fund's emerging markets exposure because we simply weren't finding as many fundamentally attractive companies there.


---------------------------------------
          The Montgomery Funds
---------------------------------------
          Global Opportunities
                 Fund
---------------------------------------

P O R T F O L I O   H I G H L I G H T S


=======================================
P O R T F O L I O   M A N A G E M E N T
---------------------------------------

John D. Boich, CFA.............Senior
                    Portfolio Manager

Oscar A. Castro, CFA..........Senior
                    Portfolio Manager


=======================================
   F U N D   P E R F O R M A N C E
---------------------------------------
     Average annual total returns
    for the periods ended 6/30/97
--------------------------------------
             Montgomery
      Global Opportunities Fund

Since inception (9/30/93)......16.09%

One year.......................18.71%

Three years....................17.57%

---------------------------------------
         MSCI World Index

Since 9/30/93..................14.98%

One year.......................22.27%

Three years....................17.03%

---------------------------------------
Past performance is no guarantee of
future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.


Growth of a 10,000 Investment

[LINE GRAPH APPEARS HERE]


 Montgomery Global         MSCI World       Lipper Global
 Opportunites Fund          Index /1/      Funds Average/2/
 -----------------          ---------
Date          Value      Date       Value       Value
----          -----      ----       -----       -----
09/93        $10,000    Sep-93     $10,000     $10,000
10/93        $10,692    Oct-93     $10,273     $10,406
11/93        $10,708    Nov-93      $9,690     $10,113
12/93        $11,850    Dec-93     $10,161     $10,904
01/94        $12,533    Jan-94     $10,829     $11,405
02/94        $12,350    Feb-94     $10,687     $11,155
03/94        $11,508    Mar-94     $10,224     $10,662
04/94        $11,650    Apr-94     $10,537     $10,832
05/94        $11,517    May-94     $10,562     $10,814
06/94        $10,767    Jun-94     $10,530     $10,599
07/94        $11,217    Jul-94     $10,728     $10,910
08/94        $11,858    Aug-94     $11,049     $11,305
09/94        $11,608    Sep-94     $10,756     $11,094
10/94        $11,883    Oct-94     $11,059     $11,265
11/94        $11,096    Nov-94     $10,577     $10,761
12/94        $10,836    Dec-94     $10,677     $10,657
01/95        $10,292    Jan-95     $10,514     $10,341
02/95        $10,421    Feb-95     $10,665     $10,504
03/95        $10,343    Mar-95     $11,177     $10,767
04/95        $10,663    Apr-95     $11,563     $11,109
05/95        $10,983    May-95     $11,660     $11,344
06/95        $11,459    Jun-95     $11,654     $11,537
07/95        $12,082    Jul-95     $12,234     $12,122
08/95        $11,866    Aug-95     $11,959     $11,967
09/95        $12,315    Sep-95     $12,305     $12,204
10/95        $12,030    Oct-95     $12,108     $11,940
11/95        $12,403    Nov-95     $12,526     $12,153
12/95        $12,707    Dec-95     $12,890     $12,366
01/96        $12,985    Jan-96     $13,120     $12,719
02/96        $13,289    Feb-96     $13,197     $12,862
03/96        $13,733    Mar-96     $13,414     $13,093
04/96        $14,550    Apr-96     $13,727     $13,536
05/96        $14,923    May-96     $13,736     $13,691
06/96        $14,741    Jun-96     $13,803     $13,630
07/96        $13,786    Jul-96     $13,312     $13,007
08/96        $14,280    Aug-96     $13,462     $13,345
09/96        $14,880    Sep-96     $13,987     $13,728
10/96        $14,822    Oct-96     $14,081     $13,720
11/96        $15,453    Nov-96     $14,868     $14,380
12/96        $15,271    Dec-96     $14,627     $14,372
01/97        $15,956    Jan-97     $14,800     $14,701
02/97        $15,700    Feb-97     $14,968     $14,765
03/97        $15,508    Mar-97     $14,669     $14,532
04/97        $15,563    Apr-97     $15,146     $14,745
05/97        $16,704    May-97     $16,078     $15,608
06/97        $17,498    Jun-97     $16,877     $16,271






                                                                       --
                                                                       21
                                                                       --

---------------------------------------
          The Montgomery Funds
---------------------------------------
          Global Opportunities
                  Fund
---------------------------------------

P O R T F O L I O   H I G H L I G H T S

=======================================
    T O P   T E N   H O L D I N G S
---------------------------------------
(as a percentage of total net assets)

Sola International, Inc. ........2.8%
General Nutrition Center, Inc. ..2.8%
Rofin-Sinar Technologies Inc. ...2.6%
Cable and Wireless PLC ..........2.5%
Nokia Corporation AB, Series A ..2.4%
Advantest Corporation ...........2.3%
Telefonica Nacional de Espana ...2.1%
Sony Corporation ................2.1%
Coflexip, Sponsored ADR .........2.1%
Fujitsu Denso ...................2.1%

=====================================
 T O P   F I V E   C O U N T R I E S
-------------------------------------
(as a percentage of total net assets)

United States...................22.6%
Great Britain...................18.4%
Japan............................9.7%
France...........................8.6%
Italy............................6.2%

Q: What attributes do you consider in selecting stocks? And why do you think your strategy makes this fund a good place to invest?

A: Our strategy is to seek out high-quality companies that we think offer the potential for long-term growth of earnings and cash flow, and trade at attractive valuations. We have a great deal of flexibility in where we can look for just such companies. That's one of the key benefits of this fund. Through it, investors can gain exposure to what we think are some of the most dynamic companies in the world, whether they're located in the United States, developed foreign economies or the emerging markets.


P O R T F O L I O   I N V E S T M E N T S

June 30, 1997

COMMON STOCKS -- 96.9%

     Shares                                                       Value (Note 1)
Belgium -- 1.4%
      10,700    Audiofina Cie (Broadcasting/Advertising)........$       440,011

Canada -- 4.8%
      25,700    Biochem Pharma, Inc.+ (Pharmacy/Drugs)..........        571,825
      15,500    Cognos, Inc.+ (Software Systems)................        483,406
      45,800    Manitoba Telecom Services Inc.
                (Telephone/Regional-Local)......................        487,534
                                                                      ---------
                                                                      1,542,765
Finland -- 2.4%
      10,500    Nokia Corporation AB, Series A
                (Telecommunications Equipment)..................        784,050

France -- 8.6%
       7,100    AXA S.A. (Insurance)............................        441,583
       5,115    Axime (Ex Segin)+
                (Information/Business Services).................        604,919
      22,700    Coflexip, Sponsored ADR**
                (Oilfield Equipment)............................        688,095
      15,100    Credit Commercial de France
                (Diversified Financial Services)................        639,797
       3,300    Eaux (Cie Generale des) (Conglomerates).........        422,839
                                                                      ---------
                                                                      2,797,233
Germany -- 3.1%
         520    Axel Springer Verlag, Class A
                (Newspapers/Publishing).........................        462,169
       1,200    Mannesmann AG (Auto/Auto Parts).................        534,649
                                                                        -------
                                                                        996,818
Great Britain -- 18.4%
     559,900    Aegis Group (Broadcasting/Advertising)..........        585,082
      47,300    Azlan Group PLC (Telephone/Networks)............        437,167
     154,044    Cable and Wireless PLC+
                (Telecommunications)............................        817,047
      49,900    Corporate Services Group PLC
                (Consumer Services).............................        156,641
      11,000    Dr. Solomon's Group PLC, ADR+
                (Software Systems)..............................        281,188
      29,400    Glaxo Wellcome PLC (Pharmacy/Drugs).............        607,102
       3,200    MISYS PLC
                (Computers & Office Equipment)..................         72,607
      33,300    National Power PLC, ORD (Electric Utilities)....        289,473
     135,000    Orange PLC+ (Telephone/Wireless)................        446,259
      43,842    Reckitt and Colman PLC
                (Cosmetic & Personal Care)......................        653,806
      48,990    Reuters Holdings PLC
                (Broadcasting/Advertising)......................        516,421

The accompanying notes are an integral part of these financial statements.

--
22
--

                                                           ---------------------
                                                           The Montgomery Funds
                                                           ---------------------
                                                           Global Opportunities
                                                                   Fund
                                                           ---------------------
                                                           I N V E S T M E N T S



COMMON STOCKS -- continued

     Shares                                                       Value (Note 1)
Great Britain -- continued
      60,324    United Utilities PLC, ORD (Water Utilities).....$       663,523
      45,200    Waste Management International PLC,
                ADR+ (Pollution Control)........................        412,450
                                                                        -------
                                                                      5,938,766
Greece -- 1.5%
      21,000    Hellenic Telecommunications Inc.
                (Telephone/Networks)............................        493,012

Hong Kong -- 5.8%
     346,000    First Pacific Company (Conglomerates)...........        442,141
     834,000    Goldlion Holdings, Ltd., ORD
                (Apparel & Textiles)............................        465,588
      59,000    Hutchison Whampoa Ltd. (Conglomerates)..........        510,242
      74,000    New World Development Company Ltd.
                (Holding).......................................        441,289
                                                                        -------
                                                                      1,859,260
Ireland -- 1.6%
       1,100    Axogen Ltd. Units+ (Pharmacy/Drugs).............         35,200
      10,400    Elan Corporation PLC, ADR**+
                (Pharmacy/Drugs)................................        470,600
                                                                        -------
                                                                        505,800
Italy -- 6.2%
      71,900    ENI SpA (Oil)...................................        407,105
       9,500    Gucci Group (Retail Trade)......................        611,563
      61,300    S.T.E.T. Societa Finanziaria Telefonica
                SpA** (Telephone/Networks)......................        357,003
      45,100    S.T.E.T. di Risp International**
                (Telecommunications)............................        156,533
      93,200    Telecom Italia Mobile Di Risp
                (Telephone/Wireless)............................        166,673
      97,600    Telecom Italia Mobile SpA
                (Telephone/Wireless)............................        315,783
                                                                        -------
                                                                      2,014,660
Japan -- 9.7%
       9,680    Advantest Corporation (Semiconductor)...........        743,218
      22,400    Fujitsu Denso (Telecommunication Equipment).....        687,938
      32,000    Laox** (Retail Trade)...........................        449,505
      36,000    Mori Seiki (Machinery & Tools)..................        577,934
       7,900    Sony Corporation (Electronics)..................        688,575
                                                                        -------
                                                                      3,147,170
Netherlands -- 1.6%
       9,000    ASM Lithography Holding N.V. **+
                (Semiconductor).................................        525,656

Spain -- 2.1%
      24,000    Telefonica Nacional de Espana
                (Telephone/Networks)............................        693,858

Sweden -- 2.6%
       9,248    Ericsson (L.M.) Telephone Company, Class B
                (Telecommunications Equipment)..................        364,038
      22,000    Sparbanken Sverige AB (Banks)...................        489,173
                                                                        -------
                                                                        853,211
Switzerland -- 4.5%
         235    Compagnie Financiere Richemont, Series A
                (Holding).......................................        339,461
       2,200    Danzas Holding (Airfreight Couriers)............        429,246
         420    Novartis AG (Pharmacy/Drugs)....................        671,103
                                                                        -------
                                                                      1,439,810
United States -- 22.6%
      13,900    Autozone, Inc.+ (Auto/Auto Parts)...............        327,518
      13,400    Cabletron Systems, Inc.+
                (Computers & Office Equipment)..................        379,387
      52,900    Carson, Inc.+ (Cosmetics & Personal Care).......        568,675
       7,200    Cisco Systems Inc.+
                (Computers & Office Equipment)..................        483,525
      16,000    Danka Business Systems PLC, ADR**
                (Computers & Office Equipment)..................        652,000
      32,200    General Nutrition Center, Inc.+ (Retail Trade)..        899,588
      13,200    Itron, Inc.**+ (Information/Business Services)..        339,075
      11,000    MMI Company, Inc. (Insurance)...................        287,375
      21,900    Pinkerton's, Inc.+ (Business Services)..........        673,425
      43,600    Rofin-Sinar Technologies Inc.+
                (Machinery & Tools).............................        833,850
       8,400    Samsonite Corporation+ (Retail Trade)...........        371,175
      26,900    Sola International, Inc.+
                (Cosmetics & Personal Care).....................        901,150
      16,930    Waters Corporation+ (Medical Products)..........        607,363
                                                                        -------
                                                                      7,324,106
TOTAL COMMON STOCKS
(Cost $26,866,808)..............................................     31,356,186
                                                                     ----------

REPURCHASE AGREEMENT -- 1.9%
(Cost $621,000)

Principal Amount
$  621,000      Agreement with HSBC Securities, Inc.,
                Tri-Party, 6.200% dated 06/30/97, to be
                repurchased at $621,107 on 07/01/97,
                collateralized by $633,420 market value of
                U.S. government securities, having various
                maturities and various interest rates...........        621,000
                                                                        -------

TOTAL INVESTMENTS -- 98.8%
(Cost $27,487,808*).............................................     31,977,186

OTHER ASSETS AND LIABILITIES -- 1.2%
(Net)...........................................................        393,737
                                                                        -------

NET ASSETS -- 100.0% ...........................................$    32,370,923
                                                                     ==========

 *Aggregate cost for federal tax purposes.
**Securities on loan at June 30, 1997, which have an aggregate market value of $3,145,701, represent 9.7% of the total net asset value of the Fund (see note 5 to Financial Statements).
 +Non-income producing security.

Descriptions of securities have not been audited by Deloitte & Touche LLP.

                                                                       ----
Abbreviations:                                                          23
                                                                       ----
ADR......American Depositary Receipt
ORD......Ordinary

The accompanying notes are an integral part of these financial statements.

---------------------
The Montgomery Funds
---------------------
    International
     Growth Fund
---------------------

PORTFOLIO HIGHLIGHTS


====================================
      PORTFOLIO MANAGEMENT
------------------------------------

John D. Boich, CFA............Senior
                   Portfolio Manager

Oscar A. Castro, CFA..........Senior
                   Portfolio Manager


====================================
       FUND PERFORMANCE
------------------------------------

    Average annual total returns
    for the period ended 6/30/97

------------------------------------
             Montgomery
     International Growth Fund

Since inception (7/3/95)......23.43%

One year......................19.20%

------------------------------------
          MSCI EAFE Index

Since 6/30/95.................13.06%

One year......................12.84%
------------------------------------

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.



Growth of a $10,000 Investment



 Montgomery International          MSCI EAFE      Lipper International
      Growth Fund                  Index /1/      Growth Funds Average
      -----------                  ---------      --------------------
Date              Value             Value                Value
----              -----             -----                -----
06/95            $10,000           $10,000              $10,000
07/95            $10,083           $10,623              $10,535
08/95            $10,058           $10,217              $10,337
09/95            $10,417           $10,417              $10,489
10/95            $10,675           $10,137              $10,275
11/95            $10,783           $10,419              $10,384
12/95            $11,142           $10,839              $10,700
01/96            $11,392           $10,883              $10,938
02/96            $11,617           $10,920              $10,982
03/96            $11,842           $11,152              $11,173
04/96            $12,600           $11,476              $11,532
05/96            $12,925           $11,265              $11,496
06/96            $12,758           $11,328              $11,575
07/96            $12,183           $10,997              $11,141
08/96            $12,500           $11,021              $11,264
09/96            $12,717           $11,314              $11,506
10/96            $12,737           $11,198              $11,425
11/96            $13,420           $11,644              $11,908
12/96            $13,477           $11,494              $11,949
01/97            $13,768           $11,092              $11,905
02/97            $13,683           $11,273              $12,060
03/97            $13,730           $11,314              $12,088
04/97            $13,739           $11,374              $12,105
05/97            $14,572           $12,114              $12,823
06/97            $15,208           $12,782              $13,422


/1/The Morgan Stanley Capital International EAFE Index is composed of 20 developed market countries in Europe, Australia and the Far East.

/2/The Lipper International Growth Funds Average universe consists of 91 funds.

I N V E S T M E N T   R E V I E W

Q:  How did the Fund perform from July 1, 1996, through June 30, 1997?

A: The Fund gained 19.20%, compared with 12.84% for its benchmark, the Morgan Stanley Capital International EAFE (Europe, Australia and Far East) Index. It has also outperformed that benchmark by a considerable margin since inception.


Q:  What were some of the most positive factors driving that performance?

A: One of the most significant factors was the Fund's relatively light weighting in Japan, which is a very large component of the EAFE Index. Until recently, Japan's market was depressed by what we believe was overly pessimistic sentiment about its economy. Some investors were concerned about the lingering effects of that country's banking crisis, among other things, despite positive factors such as low interest rates, steady economic growth and, until recently, the weak yen. The latter factor made Japanese exporters, an area we focused on for much of the past fiscal year, more competitive in the global market. So not only was our relatively light weighting in Japan positive, but so was our stock selection within that country.

In the second quarter, Japan rebounded dramatically. This rally seemed long overdue to us, because market sentiment had simply become too gloomy. We expect the Japanese economy to grow moderately in the coming year, though perhaps with somewhat higher inflation and interest rates. And even with the rally, we think there's still plenty of opportunity to be had in that market, especially among small- to medium-sized companies.


Q:  What about Europe?

A: Most European markets rallied during the period. In fact, a number of them reached all-time highs. The economic situation on the Continent is much like the one we've been enjoying in the U.S., with moderate economic growth, relatively low inflation and low interest rates.

As in Japan, good stock selection benefited the Fund in Europe. Our shares in restructuring companies and technology firms generally performed well, for example; those are just two of the areas in which Europe has been following the lead of the United States. The difference is that many U.S. companies have already adopted time- and labor-saving technology, as well as completed restructuring, but most European corporations are just embracing those two things. Both of these trends have been major factors behind the U.S. market's rally over the past six years, and we think they may also have a similar impact on European bourses.


----
 24
----

                                                         ---------------------
                                                         The Montgomery Funds
                                                         ---------------------
                                                             International
                                                              Growth Fund
                                                         ---------------------
                                                         PORTFOLIO HIGHLIGHTS


Q: There were a few major political changes in Europe this past year--most recently, the Labor Party's landslide victory in Britain and the Socialists' win over the ruling party in France. Do these kind of developments have a big impact on your strategy?

A: Although we pay careful attention to macroeconomic and political factors, they're secondary to our main focus: bottom-up corporate analysis. That's where we differ from other international funds. Many of them shift assets from country to country on a regular basis. We believe a better strategy is to seek out the most promising firms in developed foreign markets, not rotate into and out of countries. History shows that it's been notoriously difficult to succeed at that kind of maneuvering. Our goal is to invest in companies that offer good earnings potential at attractive relative value, while keeping the portfolio diversified across markets, sectors and individual holdings. So in essence, our country weightings are simply a by-product of our individual stock choices.


Q:  Why is now a good time to invest in the Montgomery International Growth
Fund?

A: We strongly believe that most investors should have at least some exposure to foreign stocks. If you confine yourself to the United States, you're missing a huge number of potentially rewarding opportunities. Surprisingly, though, many investors still do just that--which presents an opportunity for those who do recognize the potential of international markets, because they can invest in rapidly growing companies abroad at relatively inexpensive prices.

=====================================
   T O P   T E N   H O L D I N G S
-------------------------------------
(as a percentage of total net assets)

Novartis AG......................2.7%
Nokia Corporation AB, Series A...2.4%
Cable and Wireless PLC...........2.3%
Danka Business Systems PLC, ADR..2.3%
Advantest Corporation............2.2%
Telefonica de Espana, ORD........2.2%
Reckitt and Coleman PLC..........2.1%
Baer (Julius) Holdings AG-B......2.1%
Hutchison Whampoa Ltd. ..........2.1%
Coflexip, Sposored ADR...........2.0%



=====================================
 T O P   F I V E  C O U N T R I E S
-------------------------------------
(as a percentage of total net assets)

Great Britain...................18.1%

Japan...........................14.2%

France..........................12.0%

Germany..........................9.1%

Switzerland......................7.9%


P O R T F O L I O   I N V E S T M E N T S

June 30, 1997


COMMON STOCKS -- 94.9%

   Shares                                                Value (Note 1)
Australia-- 1.4%
   33,359   National Australia Bank, Ltd.** (Banks)......$    478,444

Austria -- 1.5%
   12,340   Flughafen Wien AG (Airlines-Airport).........     521,231

Belgium -- 1.4%
   11,145   Audiofina Cie. (Broadcasting/Advertising)....     458,311

Canada -- 2.8%
   20,720   Biochem Pharma, Inc. (Pharmacy/Drugs)........     461,020
   15,600  Cognos, Inc.+ (Software Systems)..............     486,525
                                                              -------
                                                              947,545
China/Hong Kong -- 4.4%
  172,405   First Pacific Company** (Conglomerates)......     220,310
   82,000  Hutchison Whampoa Ltd. (Conglomerates)........     709,150
   93,000  New World Development Company Ltd.
            (Conglomerates) .............................     554,593
                                                              -------
                                                            1,484,053
Finland-- 2.4%
   10,970   Nokia Corporation AB, Series A
            (Telecommunications Equipment)...............     819,145

France -- 12.0%
    7,620   AXA S.A. (Insurance).........................     473,924
    5,658   Axime (Ex Segin)+
            (Information/Business Services)
   13,360   Casino Guichard-Perrachon (Retail Trade).....     661,328
    3,810   Christian Dior S.A.
            (Cosmetics & Personal Care)..................     628,873
   22,540   Coflexip, Sponsored ADR**
            (Oilfield Equipment).........................     683,244
   11,100   Credit Commercial de France
            (Diversified Financial Services).............     470,315
    3,870   Eaux (Cie Generale des) (Conglomerates)......     495,875
                                                              -------
                                                            4,082,695

                                                                              --
                                                                              25
                                                                              --




COMMON STOCKS -- continued

   Shares                                               Value (Note 1)
Germany-- 9.1%
    4,580    Adidas AG (Footwear)....................... $  506,861
      520    Axel Springer Verlag, Class A
             (Newspapers/Publishing).....................   462,169
    6,370    CKAG Colonia Konzern AG (Insurance)
    1,505    Mannesmann AG (Conglomerates)...............   670,538
    2,260    SGL Carbon AG (Metals & Mining)
    1,200    Viag AG** (Electric Utilities)..............   545,658

Great Britain -- 18.1%
  599,100   Aegis Group, ORD
            (Broadcasting/Advertising)...................   626,045
  145,543   Cable and Wireless PLC+
            (Telecommunications/Other)...................   771,958
   18,800   Danka Business Systems PLC, ADR**
            (Computers & Office Equipment)...............   766,100
   30,860   Glaxo Wellcome PLC (Pharmacy/Drugs)..........   637,251
    8,020    MISYS PLC (Business Services)...............   181,972
   35,300   National Power PLC, ORD
            (Electric Utilities).........................   306,858
   138,200  Orange PLC+
            (Telecommunications/Wireless)................   456,837
    47,996   Reckitt and Coleman PLC
            (Cosmetics & Personal Care)..................   715,753
    41,950   Reuters Holding PLC (Business Services).....   442,210
    61,259   United Utilities  PLC, ORD (Water Utilities)   673,807
    62,200   Waste Management International PLC,
            ADR+ (Pollution Control).....................   567,575
                                                          6,146,366
Ireland -- 1.5%
    3,700   Axogen Ltd. Units+ (Pharmacy/Drugs)..........   118,400
    8,800    Elan Corporation PLC, ADR**
            (Pharmacy/Drugs).............................   398,200
                                                            -------
                                                            516,600
Italy -- 6.3%
   76,500   Eni SpA** (Oil).............................    433,150
   10,140   Gucci Group (Retail Trade)..................    652,763
   46,700   S.T.E.T. di Risp International**
            (Telecommunications/Other)..................    162,086
      63,400   S.T.E.T. International**
            (Telephone/Networks)........................    369,234
     158,100  Telecom Italia Mobile SpA
            (Telephone/Wireless)........................    511,530
                                                            -------
                                                          2,128,763
Japan -- 14.2%
    9,910   Advantest Corporation
            (Electrical Equipment)......................    760,878
   15,400   Amway Japan NPV**
            (Household Products)........................    521,328
   23,000   Canon Sales Company**
            (Computers & Office Equipment)..............    535,794
   20,100   Fujitsu Denso
            (Telecommunications Equipment).............. $  617,301
   33,000   Laox** (Retail Trade)........................   463,552
   40,000   Mori Seiki (Machinery & Tools)...............   642,150
   23,300   Nu Skin Asia Pacific Inc., Class A+
            (Cosmetics & Personal Care)..................   617,450
    7,600   Sony Corporation (Electronics)...............   662,426
                                                            -------
                                                          4,820,879
Netherlands -- 5.3%
   33,952   ABN Amro Holdings (Banks)....................   633,065
    9,000    ASM Lithography Holding NV**
            (Electronics Equipment)......................   525,656
    3,000    Unilever NV (Cosmetics & Personal Care).....   642,188
                                                            -------
                                                          1,800,909
Norway -- 1.4%
   16,450   Union Bank of Norway (Banks).................   487,045

Spain -- 2.2%
   25,400   Telefonica de Espana, ORD
            (Telephone/Networks).........................   734,333

Sweden -- 3.0%
   13,000   Ericsson (L.M.) Telephone Company, Class B
            (Telecommunications Equipment)...............   511,732
   23,200   Sparbanken Sverige AB, Swedbank (Banks)......   515,855
                                                            -------
                                                          1,027,587
Switzerland -- 7.9%
      465   Baer (Julius) Holdings AG-B
            (Diversified Financial Services).............   711,491
   349      Compagnie Financiere Richemont, Series A
            (Holding)....................................   504,135
   2,750    Danzas Holdings (Airfreight Couriers)........   536,558
   570      Novartis AG (Pharmacy/Drugs).................   910,783
                                                            -------
                                                          2,662,967

TOTAL COMMON STOCKS
(Cost $28,921,044)...................................... 32,199,635
                                                         ----------

REPURCHASE AGREEMENTS -- 3.8%
Principal Amount
$ 643,000   Agreement with Bear Stearns, Tri-Party,
            6.200% dated 06/30/97, to be repurchased
            at $643,111 on 07/01/97, collateralized by
            $655,860 market value of U.S. government
            securities, having various maturities and
            various interest rates......................   643,000




REPURCHASE AGREEMENTS -- continued
Principal Amount                                        Value (Note 1)
$ 643,000   Agreement with Nokia Corporation,
            Tri-Party, 6.200% dated 06/30/97, to be
            repurchased at $643,111 on 07/01/97,
            collateralized by $658,821 market value
            of U.S. government securities, having
            various maturities and various
            interest rates.                             $  643,000
                                                           -------

TOTAL REPURCHASE AGREEMENTS
(Cost $1,286,000)......................................  1,286,000
                                                        ----------

TOTAL INVESTMENTS -- 98.7%
(Cost $30,207,044*).................................... 33,485,635
                                                        ----------

OTHER ASSETS AND LIABILITIES -- 1.3%
(Net)..................................................    432,063
                                                           -------

NET ASSETS-- 100.0% ..........................        $ 33,917,698
                                                        ==========

 * Aggregate cost for federal tax purposes was $30,209,652.
** Securities on loan at June 30, 1997, which have an aggregate market value of $4,922,628, represent 14.5% of the total net assets of the Fund (see note 5 to Financial Statements).
 + Non-income producing security.

Descriptions of securities have not been audited by Deloitte & Touche LLP.

Abbreviations:
ADR.....American Depositary Receipt
ORD.....Ordinary

--------------------
The Montgomery Funds
--------------------
   International
   Small Cap Fund
--------------------

P O R T F O L I O   H I G H L I G H T S

=======================================
P O R T F O L I O   M A N A G E M E N T
---------------------------------------
John D. Boich, CFA.............. Senior
                      Portfolio Manager

===============================
F U N D   P E R F O R M A N C E
-------------------------------

 Average annual total returns
 for the period ended 6/30/97
-------------------------------
         Montgomery
 International Small Cap Fund

Since inception (9/30/93) 10.06%

One year................. 15.48%

Three years.............. 12.67%
--------------------------------
        MSCI EAFE Index

Since 9/30/93............  9.92%

One year................. 12.84%

Three years..............  9.12%
--------------------------------
Salomon Brothers World Extended
    ex-U.S. Market Index

Since 9/30/93............  6.17%

One year.................  2.19%

Three years..............  4.48%
--------------------------------
Pase performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.


Growth of a $10,000 Investment

[LINE GRAPH APPEARS HERE]


                                                            Lipper International              Salomon Brothers World
Montgomery International            MSCI EAFE                  Small Cap Funds                  Extended ex-U.S.
    Small Cap Fund                  Index /1/                    Average /2/                    Market Index /3/
    --------------                  ---------                    -----------                    ----------------
Date             Value          Date        Value          Date              Value          Date               Value
----             -----          ----        -----          ----              -----          ----               -----
11/93           $10,492        Sep-93      $10,000        Nov-93            $10,197       12/31/93            9,717.99
12/93           $11,342        Oct-93      $10,308        Dec-93            $11,145       01/31/94           10,688.81
01/94           $12,117        Nov-93       $9,407        Jan-94            $12,063       02/28/94           10,763.00
02/94           $12,083        Dec-93      $10,086        Feb-94            $12,106       03/31/94           10,587.11
03/94           $11,158        Jan-94      $10,939        Mar-94            $11,534       04/30/94           10,901.72
04/94           $10,817        Feb-94      $10,909        Apr-94            $11,662       02/31/94           10,748.79
05/94           $10,625        Mar-94      $10,439        May-94            $11,539       06/30/94           10,974.51
06/94           $10,017        Apr-94      $10,882        Jun-94            $11,318       07/31/91           11,099.02
07/94           $10,450        May-94      $10,819        Jul-94            $11,530       08/31/94           11,317.38
08/94           $10,825        Jun-94      $10,972        Aug-94            $11,825       09/30/94           10,906.46
09/94           $10,517        Jul-94      $11,078        Sep-94            $11,528       10/31/94           11,093.69
10/94           $10,642        Aug-94      $11,340        Oct-94            $11,614       11/30/94           10,401.44
11/94           $ 9,951        Sep-94      $10,983        Nov-94            $10,930       12/31/94           10,560.82
12/94           $ 9,835        Oct-94      $11,349        Dec-94            $10,794       01/21/95           10,198.23
01/95           $ 9,318        Nov-94      $10,803        Jan-95            $10,310       02/28/95           10,049.35
02/95           $ 9,409        Dec-94      $10,871        Feb-95            $10,318       03/31/95           10,476.45
03/95           $ 9,301        Jan-95      $10,453        Mar-95            $10,294       04/30/95           10,790.74
04/95           $ 9,543        Feb-95      $10,423        Apr-95            $10,607       05/31/95           10,601.90
05/95           $ 9,635        Mar-95      $11,073        May-95            $10,688       06/30/95           10,271.50
06/95           $ 9,793        Apr-95      $11,490        Jun-95            $10,755       07/31/95           11,081.99
07/95           $10,285        May-95      $11,353        Jul-95            $11,275       08/31/95           10,801.61
08/95           $10,260        Jun-95      $11,154        Aug-95            $11,159       09/30/95           10,885.87
09/95           $10,751        Jul-95      $11,848        Sep-95            $11,368       10/31/95           10,572.35
10/95           $10,651        Aug-95      $11,396        Oct-95            $11,082       11/30/95           10,684.42
11/95           $10,586        Sep-95      $11,619        Nov-95            $10,940       12/31/95           11,083.69
12/95           $10,987        Oct-95      $11,307        Dec-95            $11,299       01/31/96           11,291.10
01/96           $11,413        Nov-95      $11,621        Jan-96            $11,677       02/29/96           11,467.34
02/96           $11,429        Dec-95      $12,089        Feb-96            $11,912       03/31/96           11,730.64
03/96           $11,671        Jan-96      $12,139        Mar-96            $12,129       04/30/96           12,347.54
04/96           $12,164        Feb-96      $12,180        Apr-96            $12,567       05/31/96           12,247.27
05/96           $12,490        Mar-96      $12,439        May-96            $12,791       06/30/96           12,248.87
06/96           $12,406        Apr-96      $12,800        Jun-96            $12,860       07/31/96           11,785.68
07/96           $11,997        May-96      $12,565        Jul-96            $12,404       08/31/96           11,906.22
08/96           $12,348        Jun-96      $12,635        Aug-96            $12,589       09/30/96           11,971.39
09/96           $12,423        Jul-96      $12,266        Sep-96            $12,647       10/31/96           11,924.37
10/96           $12,281        Aug-96      $12,293        Oct-96            $12,617       11/30/96           12,119.40
11/96           $12,773        Sep-96      $12,620        Nov-96            $12,996       12/31/96           11,896.48
12/96           $12,631        Oct-96      $12,490        Dec-96            $13,022       01/31/97           11,639.40
01/97           $13,041        Nov-96      $12,987        Jan-97            $13,176       02/28/97           11,834.94
02/97           $13,199        Dec-96      $12,820        Feb-97            $13,366       03/31/97           11,678.01
03/97           $13,032        Jan-97      $12,372        Mar-97            $13,294       04/30/97           11,503.43
04/97           $12,924        Feb-97      $12,574        Apr-97            $13,130       05/31/97           12,240.52
05/97           $13,959        Mar-97      $12,620        May-97            $13,875       08/30/97           12,517.36
06/97           $14,326        Apr-97      $12,687        Jun-97            $14,210
                               May-97      $13,512
                               June-97     $14,257

/1/The Morgan Stanley Capital International EAFE Index is composed of 20 developed market countries in Europe, Australia and the Far East.

/2/The Lipper International Small Cap Funds Average universe consists of five funds.

/3/The Salomon Brothers World Extended ex-U.S. Market Index is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 21 countries.


I N V E S T M E N T   R E V I E W


Q:  How did the Fund perform over the past fiscal year?

A: It outperformed the Salomon Brothers World Extended Market ex-U.S. Index and the Morgan Stanley Capital International EAFE (Europe, Australia and Far East) Index during that period. We believe that the Salomon Brothers Index, which tracks small-cap stocks in the world's developed markets outside the United States, provides a more relevant benchmark than the MSCI EAFE, which comprises some of the very largest-cap stocks in those markets.


Q:  What factors explained that outperformance?

A: The Fund had more exposure than the indices do to European markets, which were generally quite strong over the period, and less to Japan, which until recently was weak. Over the past year, many European stock exchanges were driven up by the same kind of economic equilibrium that we have been enjoying in the United States--with low inflation, relatively low interest rates and moderate economic growth. Positive earnings trends there also helped to fuel their rallies. In fact, several continental European markets reached new highs.

Japan, on the other hand, was depressed for much of the period by sentiment that we believed was overly pessimistic. Although Japan still faces some problems, such as the lingering effects of a banking crisis, we believe that its economy is gaining momentum. And even after its rally this spring, we continue to see exceptional values there, especially among the shares of mid- to small-cap companies.

Good decisions when it came to individual stocks within both Japan and Europe also helped the Fund to outperform the indices. During the second quarter, for example, many of our Japanese and European holdings performed even better than their respective markets during their rallies.


Q:  Were there any disappointments?

A: Yes, there were some, but fortunately most of them proved to be only temporary. In December, for instance, Japanese authorities announced plans to deregulate the country's property and casualty insurance industry. The initiative caused shares in the sector--including some of the Fund's holdings there--to decline by more than 20% in some instances. Deregulation generally leads to price competition in the industry in which it occurs, so it tends to make investors uncertain about who will emerge as the winners and the losers down the road.

Although that kind of episode can make for some short-term disappointment, it can also create an opportunity for us to invest rather cheaply in companies that we think will carve out a dominant position. After all, deregulation is becoming more commonplace, and we think it's important to approach it constructively. That's one of the reasons

--
28
--

                                         ---------------------------------------
                                                   The Montgomery Funds
                                         ---------------------------------------
                                                      International
                                                      Small Cap Fund
                                         ---------------------------------------
                                         P O R T F O L I O   H I G H L I G H T S


why we invest only in companies that have qualities like seasoned management teams, strong cash-generating capabilities, consistently solid earnings growth and dominant market share. We think that these attributes will enable the companies to not only survive in a more competitive environment, but actually thrive in it.

Q: The strength of the U.S. dollar against the Japanese yen and several major European currencies made headlines over the past year. How do currency trends like this affect your strategy?

A: Our policy, which is one we share with all of Montgomery's foreign and global stock funds, is not to hedge against currency fluctuations. Hedging is not only difficult to execute well, but can also be expensive at times. We don't entirely ignore the impact of currency relationships, though. When the U.S. dollar strengthens against the currency of a country that we invest in, for example, it can diminish the Fund's returns from that market. But the same trend can also put that country's exporters at an advantage to their U.S. competitors. So in that situation, we may decide to emphasize exporters in that country, so long as their corporate fundamentals meet our investment criteria. That, in fact, is what we did over the past year in a number of countries, such as Japan. (The opposite trend--the dollar weakening--likewise has positive and negative repercussions for international investors.)

So, broadly speaking, we do pay careful attention to macroeconomic trends like this, but bottom-up corporate fundamentals remain our chief focus.


Q:  Why should an investor consider the International Small Cap Fund right now?

A: First of all, there are many dynamic small companies outside the United States, and most of them haven't yet been discovered by investors. That presents an opportunity for shareholders in the International Small Cap Fund to invest in them at attractive prices. In addition, many of the structural changes that have driven up the U.S. market over the past six years are still in their early stages overseas. As we mentioned, deregulation can give innovative small companies a chance to become market leaders. These are just some of the reasons why we're excited about the Fund's prospects.


======================================
   T O P   T E N   H O L D I N G S

--------------------------------------
(as a percentage of total net assets)

Nissin Company...................2.5%
Tyndall Australia Ltd............2.5%
Turbon International AG..........2.5%
Rofin-Sinar Technologies Inc.....2.4%
CN Selmer A.S....................2.2%
Cable and Wireless PLC...........2.2%
Villeroy & Boch AG...............2.1%
Coflexip, Sponsored ADR..........2.0%
Laox.............................2.0%
Cortefiel SA.....................2.0%

=====================================
 T O P   F I V E   C O U N T R I E S

-------------------------------------
(as a percentage of total net assets)

Japan...........................18.1%
Great Britain...................16.5%
Germany.........................10.7%
Sweden...........................6.8%
Spain............................5.7%


P O R T F O L I O   I N V E S T M E N T S

June 30, 1997

COMMON STOCKS -- 90.6%

   Shares                                                      Value (Note 1)
Australia-- 2.5%
  784,215   Tyndall Australia Ltd.
            (Diversified Financial Services)..................$    1,334,038

Austria -- 3.3%
   20,400   Flughafen Wien AG (Airlines)......................       861,679
    9,393   Voest Alpine Eisenbahnsystem
            (Heavy Construction)..............................       929,075
                                                                     -------
                                                                   1,790,754
Canada -- 1.8%
   51,640   InMedia Presentations Inc.+
            (Software Systems)................................        93,486
   84,000   Manitoba Telecom Services Inc.
            (Telephone/Wireless)..............................       894,167
                                                                     -------
                                                                     987,653
China/Hong Kong -- 5.1%
1,390,000   Esprit Asia Holdings Ltd. (Retail Trade)..........       986,795
1,380,000   Four Seas Mercantile Holdings Ltd.
            (Food & Beverage).................................       810,476

                                                                              --
                                                                              29
                                                                              --
The accompanying notes are an integral part of these financial statements.

--------------------
The Montgomery Funds
--------------------
   International
   Small Cap Fund
--------------------

I N V E S T M E N T S


COMMON STOCKS -- continued

   Shares                                                      Value (Note 1)
China/Hong Kong-- continued
1,351,000   Goldlion Holdings, Ltd., ORD
            (Apparel & Textiles)..............................$      754,208
   81,000   Smartone Telecommunications+
            (Telephone/Wireless) .............................       184,012
                                                                     -------
                                                                   2,735,491
France -- 5.5%
    8,050   Cardif SA (Insurance) ............................       993,117
   35,700   Coflexip, Sponsored ADR***
            (Oilfield Equipment) .............................     1,082,156
    4,350   Europe 1 Communication
            (Broadcasting/Advertising) .......................       891,955
                                                                     -------
                                                                   2,967,228
Germany -- 8.6%
      805   Axel Springer Verlag, Class A
            (Newspapers/Publishing) ..........................       715,474
   68,500   Rofin-Sinar Technologies Inc.+
            (Machinery & Tools) ..............................     1,310,062
    3,610   SGL Carbon AG (Metals & Mining) ..................       494,319
   43,370   Turbon International AG+
            (Computers & Office Equipment) ...................     1,318,048
   15,560   Vossloh AG (Building Materials) ..................       789,621
                                                                     -------
                                                                   4,627,524
Great Britain -- 16.5%
  786,400   Aegis Group (Broadcasting/Advertising)............       821,769
  379,100   Avis Europe PLC+ (Retail Trade)...................       861,746
   76,400   Azlan Group PLC
            (Telephone/Networks)..............................       706,121
  219,269   Cable and Wireless PLC+
            (Telecommunications/Wireless) ....................     1,163,001
   79,300   Corporate Services Group PLC
            (Employment Services) ............................       248,930
   41,700   Doncasters PLC, ADR+
            (Aerospace & Defense) ............................       964,312
   12,000   Dr. Solomon's Group PLC, ADR+
            (Software Systems) ...............................       306,750
   63,430   Eidos PLC+
            (Computers & Office Equipment) ...................       776,381
   61,600   ECsoft Group PLC, ADR+ (Software Systems) ........       858,550
   86,700   Ethical Holdings PLC, ADR+
            (Pharmacy/Drugs) .................................       384,731
  238,000   Firstbus PLC (Railroad) ..........................       824,391
1,529,000   Freepages Group PLC+
            (Broadcasting/Advertising) .......................       929,380
                                                                     -------
                                                                   8,846,062

Ireland -- 1.9%
  780,999   Anglo Irish Bank Corporation (Banks) .............       993,243

Israel -- 1.6%
   49,200   Matav-Cable Systems Media Ltd.,
            Sponsored ADR+ (Cable Television) ................       848,700
Italy -- 3.3%
  286,000   Editoriale L' Espresso SpA***
            (Newspapers/Publishing)...........................       952,268
   12,300   Gucci Group (Retail Trade) .......................       791,812
                                                                     -------
                                                                   1,744,080
Japan -- 18.1%
   28,200   Amway Japan NPV*** (Household Products)...........       954,639
   38,000   Canon Sales Company***
            (Computers & Office Equipment) ...................       885,224
    9,500   Fast Retailing Company Ltd. (Retail Trade) .......       306,679
   34,400   Fujitsu Denso (Electrical Equipment) .............     1,056,476
   57,000   Fuso Lexel Inc. (Real Estate) ....................       576,888
   77,000   Laox***+ (Retail Trade) ..........................     1,081,621
   45,550   Mirai Industry Company, Ltd. (Electronics) .......     1,041,234
   50,000   Nichiha Corporation (Building Materials) .........       785,238
   44,840   Nissin Company
            (Diversified Financial Services) .................     1,349,719
   11,000   Otsuka Kagu Ltd. (Retail Trade) ..................       870,479
   70,000   Tohoku Misawa Homes***
            (Heavy Construction) .............................       781,748
                                                                     -------
                                                                   9,689,945
Netherlands -- 1.6%
   11,700   BE Semiconductor Industries N.V.***+
            (Semiconductor) ..................................       168,684
   37,600   Elsag Bailey N.V.+ (Machinery & Tools) ...........       690,900
                                                                     -------
                                                                     859,584
New Zealand -- 1.5%
   46,300   Trans Rail Holdings, ADR (Railroad) ..............       787,100

Norway -- 4.9%
  101,200   CN Selmer A.S. (Heavy Construction) ..............     1,180,565
   36,700   Stolt-Nielson S.A., ADR (Shipping) ...............       713,357
   24,900   Union Bank of Norway (Banks) .....................       737,229
                                                                     -------
                                                                   2,631,151
Spain -- 5.7%
    8,275   Azkoyen S.A. (Consumer Services) .................     1,027,706
    3,900   Catalana Occidente SA (Insurance) ................       194,272
   24,400   Cortefiel SA (Retail Trade) ......................     1,064,758
   13,350   Tele Pizza SA+ (Food & Beverage) .................       786,413
                                                                     -------
                                                                   3,073,149

Sweden -- 6.8%
  102,100   Hemkopskedjan AB (Food & Beverage) ..............      1,049,312
   67,270   Nobel Biocare AB (Medical Products) .............        947,893
   50,100   Prosolvia AB**+ (Software Systems) ..............        770,720
   55,700   Scandic Hotels AB+ (Lodging) ....................        878,469
                                                                     -------
                                                                   3,646,394
Switzerland -- 1.9%
    5,125   Danzas Holding (Airfreight Couriers) ............        999,949

TOTAL COMMON STOCKS
(Cost $42,437,855) ..........................................     48,562,045
                                                                  ----------

--
30
--
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------
                                                           The Montgomery Funds
                                                           ---------------------
                                                              International
                                                              Small Cap Fund
                                                           ---------------------
                                                           I N V E S T M E N T S

PREFERRED STOCK -- 2.1%
(Cost $873,642)

   Shares                                                       Value (Note 1)
Germany-- 2.1%
    6,920   Villeroy & Boch AG (Household Products)...........$     1,122,945
                                                                    ---------
CORPORATE BONDS -- 1.4%
(Cost $755,184)

Principal Amount
Japan -- 1.4%
$1,000,000  Sugimoto & Company (Metal Products),
            0.375% due 09/30/00...............................       766,756
                                                                     -------
TOTAL SECURITIES
(Cost $44,066,681)............................................    50,451,746
                                                                  ----------

REPURCHASE AGREEMENTS -- 6.8%
1,821,000   Agreement with Bear Stearns, Tri-Party,
            6.200% dated 06/30/97, to be repurchased
            at $1,821,314 on 07/01/97, collateralized by
            $1,857,420 market value of U.S. government
            securities, having various maturities and
            various interest rates............................     1,821,000

1,821,000   Agreement with Nikko Securities Company
            International Inc., Tri-Party, 6.200% dated
            06/30/97, to be repurchased at $1,821,314
            on 07/01/97, collateralized by $1,865,807
            market value of U.S. government securities,
            having various maturities and various
            interest rates....................................     1,821,000
                                                                   ---------

TOTAL REPURCHASE AGREEMENTS
(Cost $3,642,000).............................................     3,642,000
                                                                   ---------

TOTAL INVESTMENTS -- 100.9%
(Cost $47,708,681*)...........................................$   54,093,746

OTHER ASSETS AND LIABILITIES -- (0.9%)
(Net).........................................................      (476,607)
                                                                    ---------

NET ASSETS -- 100.0% .........................................$   53,617,139
                                                                  ==========

  *Aggregate cost for federal tax purposes was $47,712,692.
 **Illiquid Security or Special Situation Security (see note 7 to Financial
   Statements).
***Security on loan at June 30, 1997, has an aggregate market value of $4,385,615, which represents 8.2% of the total net assets of the Fund (see note 5 to Financial Statements).
  +Non-income producing security.

Descriptions of securities have not been audited by Deloitte & Touche LLP.

Abbreviations:
ADR.....American Depositary Receipt
ORD.....Ordinary

                                                                              --
                                                                              31
                                                                              --
The accompanying notes are an integral part of these financial statements.

--------------------------------------
        The Montgomery Funds
--------------------------------------
        Asset Allocation Fund
--------------------------------------
P O R T F O L I O  H I G H L I G H T S



======================================
P O R T F O L I O  M A N A G E M E N T
--------------------------------------

      Kevin T. Hamilton, CFA
Chair, Investment Oversight Committee

            Growth Team

         Fixed-Income Team

======================================
    F U N D  P E R F O R M A N C E
--------------------------------------

    Average annual total returns
    for the periods ended 6/30/97
--------------------------------------
             Montgomery
       Asset Allocation Fund

Since inception (3/31/94)......23.21%

One year.......................14.65%

Three years....................24.55%
-------------------------------------
           S&P 500 Index

Since 3/31/94..................26.51%

One year.......................34.68%

Three years....................28.83%
-------------------------------------
          Lehman Brothers
        Aggregate Bond Index

Since 3/31/94...................7.50%

One year........................8.15%

Three years.....................8.53%
-------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

Growth of a $10,000 Investment

              [LINE GRAPH APPEARS HERE]

          Montgomery                      Lehman           Lipper
            Asset                        Brothers         Flexible
          Allocation      S&P 500        Aggregate        Portfolio
             Fund          Index        Bond Index      Funds Average
          ----------      -------       ----------      -------------
  Date      Value          Value          Value             Value
--------  ----------      -------       ----------      -------------
03/94      $10,000        $10,000        $10,000          $10,000
04/94      $10,158        $10,128         $9,920          $10,019
05/94      $10,375        $10,294         $9,919          $10,060
06/94      $10,200        $10,042         $9,897           $9,899
07/94      $10,742        $10,371        $10,093          $10,101
08/94      $11,042        $10,796        $10,106          $10,338
09/94      $11,142        $10,532         $9,957          $10,177
10/94      $11,533        $10,768         $9,948          $10,247
11/94      $11,934        $10,376         $9,926          $10,010
12/94      $11,976        $10,530         $9,995          $10,083
01/95      $12,095        $10,803        $10,193          $10,195
02/95      $12,495        $11,223        $10,435          $10,493
03/95      $12,877        $11,554        $10,499          $10,699
04/95      $12,953        $11,894        $10,646          $10,912
05/95      $13,437        $12,369        $11,058          $11,285
06/95      $13,871        $12,656        $11,139          $11,513
07/95      $14,295        $13,075        $11,114          $11,811
08/95      $14,491        $13,108        $11,248          $11,894
09/95      $14,788        $13,661        $11,357          $12,168
10/95      $14,788        $13,612        $11,505          $12,106
11/95      $15,553        $14,209        $11,677          $12,485
12/95      $15,882        $14,482        $11,841          $12,664
01/96      $15,864        $14,975        $11,920          $12,917
02/96      $16,264        $15,114        $11,713          $12,986
03/96      $16,486        $15,259        $11,631          $13,064
04/96      $16,976        $15,484        $11,566          $13,221
05/96      $17,349        $15,883        $11,542          $13,396
06/96      $17,189        $15,943        $11,697          $13,387
07/96      $16,664        $15,239        $11,729          $13,011
08/96      $17,047        $15,561        $11,710          $13,233
09/96      $17,465        $16,436        $11,914          $13,701
10/96      $17,747        $16,890        $12,178          $13,949
11/96      $18,332        $18,165        $12,386          $14,611
12/96      $17,923        $17,805        $12,271          $14,457
01/97      $18,201        $18,917        $12,309          $14,934
02/97      $18,062        $19,065        $12,339          $14,912
03/97      $17,675        $18,284        $12,203          $14,494
04/97      $18,240        $19,374        $12,385          $14,906
05/97      $19,271        $20,559        $12,502          $15,545
06/97      $19,707        $21,473        $12,651          $16,019


/1/The Standard & Poor's 500 Index is composed of 500 widely held common stocks listed on the NYSE, AMEX and OTC market.

/2/The Lehman Brothers Aggregate Bond Index comprises all bonds that are investment grade, are in excess of $25 million and have at least one year to maturity.

/3/The Lipper Flexible Portfolio Funds Average universe consists of 112 funds.


I N V E S T M E N T   R E V I E W


Q:  How did the Fund perform over the past year?

A: The Fund lagged the S&P 500, but led the Lehman Brothers Aggregate Bond Index. The Fund also underperformed our custom benchmark (60% S&P 500 and 40% Lehman Brothers Aggregate Bond Index), which we believe provides a more relevant comparison.

Q:  What role did asset allocation decisions play in that performance?

A: Until the final three months of the fiscal year (the second quarter of 1997), our asset allocation decisions had a positive impact on the Fund's performance. At the very start of the period--July 1996--we decided to scale back the Fund's stock exposure to 50% of assets from 70% at the end of June, for several reasons. (We consider a 60/40 stock/bond mix to be neutral.) An important consideration was the relatively high valuations of the bellwether S&P 500 Index and the Dow Jones Industrial Average. The economy also appeared to be strengthening, which made it more likely that the Federal Reserve would raise interest rates. That tends to weigh on the stock market, because it usually slows the economy and makes bonds more attractive to investors. Given that the market was weak in July 1996, the lighter stock weighting got the Fund's fiscal year off to a good start.

By November the economy appeared to have slowed, and we decided to increase the Fund's equity exposure to 65% of assets. That paid off as the market rallied into late 1996. In the following months, however, we gradually reduced the Fund's stock weighting, to 55% in December and 45% in April, where we kept it through the end of the fiscal year. Not only did it seem likely to us that the Fed would hike interest rates in the first quarter, but the market was also becoming more and more expensive. In fact, at the end of first half 1997, the S&P 500 was at an unprecedented level by almost all significant measures.

Our decision to underweight equities worked against us in the second quarter, but we think it's wise to take a cautious stance, given the stock market's current level and the economy's somewhat uncertain direction.

Q:  What impact did individual securities have on the Fund's performance?

A: Our bond holdings performed relatively well for much of the past fiscal year. Our equity portfolio was somewhat at a disadvantage, however, as investors heavily favored the very largest-cap stocks in the U.S. market--even as these shares became more and more expensive. We think that there are much better opportunities to be had outside that narrow segment of the market. Not only do small and mid-sized shares generally have more-attractive valuations than large-caps, but we also think that they have better growth prospects. We're confident that the market will also come to that realization soon, and that smaller-caps will begin to outperform in the coming months.

--
32
--

                                          --------------------------------------
                                                  The Montgomery Funds
                                          --------------------------------------
                                                  Asset Allocation Fund
                                          --------------------------------------
                                          P O R T F O L I O  H I G H L I G H T S


Q: The Fund converted to a fund-of-funds structure on July 1, 1997. Will that affect its strategy?

A: No, the only difference is that instead of investing directly in stocks, bonds and cash, the Fund will invest in three Montgomery funds (Growth, Total Return Bond and Government Reserve) that respectively focus on those areas. As we have since the Fund's inception, we will continue to monitor six main factors in determining how to allocate the Fund's assets: consumer sentiment, economic activity (which includes statistics ranging from auto and retail sales to wage growth), government policy, interest rates, market liquidity and valuation. In short, our ultimate goal hasn't changed: We seek to provide shareholders in the Asset Allocation Fund with a high degree of diversification and solid long-term returns while minimizing risk.


======================================
     T O P  T E N  H O L D I N G S
--------------------------------------
(as a percentage of total net assets)

U.S. Treasury Bonds,
  8.875% due 02/15/19............3.8%

U.S. Treasury Notes,
  6.500% due 05/15/05............3.7%

GNMA, Pool #320843,
  8.000% due 05/15/22............3.4%

U.S. Treasury Notes,
  6.625% due 06/30/01............2.9%

U.S. Treasury Bonds,
  6.500% due 11/15/26............2.8%

Avid Technology, Inc.............2.8%

Nordstrom, Inc...................2.6%

Octel Communications Corporation.2.3%

Dayton-Hudson Corporation........2.2%

International Paper Company......2.0%


======================================
          A S S E T  M I X
--------------------------------------
(as a percentage of total investments,
   which excludes other liabilities)

Stocks..........................51.2%

Bonds...........................48.8%



P O R T F O L I O  I N V E S T M E N T S

June 30, 1997

COMMON STOCKS -- 48.4%

   Shares                                                         Value (Note 1)
Airlines -- 1.4%
   30,800       Federal Express Corporation+ ..................       $1,778,700

Apparel and Textiles -- 0.6%
    8,700       VF Corporation ................................          737,325

Auto/Auto Parts -- 1.5%
   23,850       General Motors Corporation ....................        1,328,147
   11,400       PACCAR, Inc. ..................................          529,388
                                                                      ----------
                                                                       1,857,535
Banks/Savings and Loan -- 3.1%
   12,400       BankAmerica Corporation .......................          800,575
    5,950       Citicorp ......................................          717,346
   35,000       Golden West Financial Corporation .............        2,450,000
                                                                      ----------
                                                                       3,967,921
Building Materials -- 2.0%
   59,400       Masco Corporation .............................        2,479,950

Business Services -- 0.5%
    8,900       Computer Sciences Corporation+ ................          641,913

Chemicals -- 0.6%
    8,500       Dow Chemical Company...........................          740,562

Conglomerates -- 0.9%
   17,000       Tyco International Ltd. .......................        1,182,562

Cosmetics and Personal Care -- 0.6%
    3,500       Unilever N.V., ADR ............................          763,000

Diversified Financial Services -- 0.5%
   11,400       Norwest Corporation ...........................          641,250

Electronics -- 0.8%
   13,450       Raychem Corporation ...........................        1,000,344

Food and Beverage -- 1.0%
   73,000       Fleming Companies, Inc. .......................        1,314,000

                                                                              --
                                                                              33
                                                                              --

---------------------
The Montgomery Funds
---------------------
Asset Allocation Fund
---------------------
I N V E S T M E N T S


COMMON STOCKS -- continued

   Shares                                                         Value (Note 1)
Health Care -- 0.6%
    6,600     Healthcare COMPARE Corporation+....................     $  346,088
    6,000     Oxford Health Plans, Inc.+ ........................        430,688
                                                                         -------
                                                                         776,776
Lodging -- 2.3%
   18,800     HFS, Inc.+ ........................................      1,090,400
   62,200     Interstate Hotels Company+ ........................      1,831,012
                                                                       ---------
                                                                       2,921,412
Machinery and Tools -- 2.3%
  125,000     Octel Communications Corporation+ .................      2,925,781

Metals and Mining -- 1.3%
   12,700     Aluminum Company of America .......................        957,263
   23,600     Freeport-McMoRan Copper & Gold, Inc. ..............        734,550
                                                                      ----------
                                                                       1,691,813
Newspapers/Publishing -- 1.2%
   15,400     Time Warner, Inc. .................................        743,050
   34,000     World Color Press Inc.+ ...........................        807,500
                                                                         -------
                                                                       1,550,550
Oil -- 2.9%
   28,300     Amerada Hess Corporation ..........................      1,572,419
   19,300     Belco Oil & Gas Corporation+ ......................        412,537
   66,200     Union Pacific Resources Group, Inc. ...............      1,646,725
                                                                      ----------
                                                                       3,631,681
Oilfield Equipment -- 1.8%
   11,800     Schlumberger Ltd. .................................      1,475,000
   17,000     Tidewater Inc. ....................................        748,000
                                                                      ----------
                                                                       2,223,000
Pipelines -- 0.6%
   19,200     Enron Corporation .................................        783,600

Pulp and Paper -- 4.8%
   65,400     Boise Cascade Corporation .........................      2,309,437
   18,400     Champion International Corporation ................      1,016,600
    8,000     Chesapeake Corporation ............................        270,000
   52,900     International Paper Company .......................      2,568,956
                                                                      ----------
                                                                       6,164,993
Railroad -- 2.0%
   57,600     Canadian National Railway Company .................      2,520,000

Retail Trade -- 5.4%
   51,900     Dayton-Hudson Corporation .........................      2,760,431
   67,300     Nordstrom, Inc. ...................................      3,301,906
   31,200     TJX Companies, Inc. ...............................        822,900
                                                                         -------
                                                                       6,885,237
Semiconductors -- 0.9%
   16,500     Analog Devices Inc.+ ..............................        438,281
    7,700     Texas Instruments, Inc. ...........................        647,281
                                                                         -------
                                                                       1,085,562
Software Systems -- 4.4%
  134,000     Avid Technology Inc.+ .............................      3,542,625
    2,900     Structural Dynamics Research Corporation+                   76,216
  138,000     Sybase Inc.+                                             2,044,125
                                                                       ---------
                                                                       5,662,966
Telecommunications -- 0.7%
   21,750     Newbridge Networks Corporation+....................        946,125

Telecommunications Equipment -- 3.7%
   17,850     Ascend Communications, Inc.+ ......................        701,170
   55,300     Aspect Telecommunications Corporation+ ............      1,223,513
   49,400     Ericsson (L.M.) Telephone Company, Class B, ADR ...      1,946,669
    4,000     Northern Telecom Ltd. .............................        364,000
   51,500     PictureTel Corporation+ ...........................        490,055
                                                                         -------
                                                                       4,725,407

TOTAL COMMON STOCKS
(Cost $47,253,071) ..............................................     61,599,965
                                                                      ----------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.1%

Principal Amount
$2,048,582  Fleetwood Credit Corporation Grantor Trust,
            Series 1990-A, 9.000% due 07/15/97...................      2,044,341
   350,000  Household Affinity Credit Card Master Trust I,
            Series 1994-2, 7.000% due 12/15/99...................        351,507
   250,000  UCFC Home Equity Loan, Series 1996-B1A2,
            7.075% due 04/15/10..................................        252,152
                                                                         -------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,650,408)................................................      2,648,000
                                                                       ---------

CORPORATE BONDS -- 8.9%
   805,000  Ford Motor Company, Senior Notes,
            6.500% due 02/28/02 .................................        793,931
   200,000  Franchise Finance Corporation, MTN,
            6.780% due 02/20/02 .................................        198,000
   650,000  General Motors Acceptance Corporation,
            Senior Notes, 6.750% due 02/07/02 . .................        648,375
 1,000,000  Hunt (J.B.) Transport Services, Inc., Notes,
            6.250% due 09/01/03 .................................        957,500
   875,000  IRT Property Company, Notes,
            7.450% due 04/01/01 .................................        887,031
            Kimco Realty Corporation:
   900,000  Notes, 7.910% due 04/26/05 ..........................        939,375
   650,000  Senior Notes, 6.500% due 10/01/03 ...................        633,750
   110,000  Occidental Petroleum Corporation, MTN,
            9.750% due 06/15/01 .................................        120,863
 1,230,000  Penney (J.C.) & Company, Notes,
            7.600% due 04/01/07 .................................      1,265,363
 1,000,000  Security Capital Pacific Trust, Notes,
            7.550% due 08/01/08 .................................      1,021,250
   500,000  Smith Barney Holdings, MTN,
            5.625% due 11/15/98 .................................        497,015
            Union Acceptance Corporation:
 9,339,185  Series 1995-D, 3.000% due 02/07/99 ..................        195,665
21,446,076  Series 1995-C, 3.000% due 10/02/02 ..................        338,869

--
34
--

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------
                                                            The Montgomery Funds
                                                           ---------------------
                                                           Asset Allocation Fund
                                                           ---------------------
                                                           I N V E S T M E N T S


CORPORATE BONDS -- continued

Principal Amount                                                  Value (Note 1)
$1,900,000  United Dominion Realty Trust, MTN,
            7.020% due 11/15/05 ................................     $ 1,876,250
   122,000  U.S. West Communications Corporation,
            MTN, 5.500% due 03/15/99** .........................         120,170
   645,000  Vastar Resources, MTN,
            6.960% due 02/26/07 ................................         634,519
   200,000  Wal-Mart Stores Inc., Notes,
            5.500% due 09/15/97 ................................         199,918
                                                                         -------

TOTAL CORPORATE BONDS
(Cost $11,227,273) .............................................      11,327,844


FEDERAL HOME LOAN BANK (FHLB) -- 5.6%
   500,000  4.006% (FLTR) due 07/16/98** .......................         486,094
 1,000,000  4.720% (FLTR) due 08/24/98** .......................         985,156
   500,000  5.590% (FLTR) due 09/29/98** .......................         485,781
 1,000,000  4.805% (FLTR) due 03/15/00** .......................         961,094
   650,000  4.815% (FLTR) due 03/22/00** .......................         624,711
 2,500,000  4.790% (FLTR) due 03/23/00** .......................       2,393,359
   350,000  4.500% (FLTR) due 04/14/00** .......................         336,055
 1,000,000  4.230% (FLTR) due 06/01/00** .......................         922,560
                                                                         -------

TOTAL FEDERAL HOME LOAN BANK
(Cost $7,189,648)...............................................       7,194,810
                                                                       ---------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 8.0%
  535,416   Pool #181330, 9.000% due 12/01/09 ..................         559,258
   51,020   Pool #E63564, 5.500% due 04/01/11 ..................          48,302
   32,312   Pool #E63611, 5.500% due 04/01/11 ..................          30,590
   62,428   Pool #E63850, 5.500% due 04/01/11 ..................          59,102
  212,491   Pool #E20247, 5.500% due 05/01/11 ..................         201,169
1,613,413   Pool #E64350, 5.500% due 05/01/11 ..................       1,527,448
1,747,976   Pool #E64361, 5.500% due 06/01/11 ..................       1,654,841
            FHLMC, REMIC:
2,500,000   4.234% due 08/26/97 ................................       2,495,312
  550,000   5.050% due 05/19/03 ................................         511,328
1,000,000   1657C (PAC), 5.500% due 11/15/11 ...................         992,500
1,300,000   1560PD (PAC), 5.500% due 01/15/13 ..................       1,295,125
  882,765   1502PX (PAC), 7.000% due 04/15/23 ..................         769,385
                                                                         -------

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
(Cost $10,077,129)..............................................      10,144,360
                                                                      ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 5.0%
1,250,000   5.440% due 10/01/97 ................................       1,249,414
1,000,000   7.000% due TBA .....................................         981,563
2,500,000   COFI, due TBA ......................................       2,472,656
  500,000   5.115% due 03/03/00 ................................         483,984
   55,002   1991-146FB, 5.272% due 10/25/06 ....................          54,778
  171,000   1993-143D, 5.000% due 08/25/23 .....................         169,504
1,033,656   1993-159PK, Zero Coupon due 01/25/21 ...............         942,242
                                                                         -------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
(Cost $6,324,921)...............................................       6,354,141
                                                                       ---------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) -- 3.4%
(Cost $4,203,969)
$4,169,822  Pool #320843, 8.000% due 05/15/22...................       4,298,826
                                                                       ---------
U.S. TREASURY BONDS -- 6.5%
3,900,000   U.S. Treasury Bonds,
            8.875% due 02/15/19.................................       4,772,625
3,700,000   U.S. Treasury Bonds,
            6.500% due 11/15/26.................................       3,548,522
                                                                       ---------
TOTAL U.S. TREASURY BONDS
(Cost $8,149,948)...............................................       8,321,147
                                                                       ---------
U.S. TREASURY NOTES -- 6.6%
3,650,000   U.S. Treasury Notes,
            6.625% due 06/30/01.................................       3,684,201
4,690,000   U.S. Treasury Notes,
            6.500% due 05/15/05.................................       4,681,183
                                                                       ---------
TOTAL U.S. TREASURY NOTES
(Cost $8,265,118)...............................................       8,365,384
                                                                       ---------
TOTAL INVESTMENTS -- 94.5%
(Cost $105,341,485*)............................................     120,254,477

OTHER ASSETS AND LIABILITIES -- 5.5%
(Net)...........................................................       7,033,518
                                                                       ---------

NET ASSETS -- 100.0% ...........................................    $127,287,995
                                                                    ============

 * Aggregate cost for federal tax purposes was $105,730,371.
** Floating-rate note reflects the rate in effect at June 30, 1997.
 + Non-income producing security.

Descriptions of securities have not been audited by Deloitte & Touche LLP.

Abbreviations:
ADR......American Depositary Receipt
FLTR.....Floating-Rate Securities: bonds with coupon rates that adjust in proportion to an index.
MTN......Medium-Term Note
PAC......Planned Amortization Class: bonds that are protected in part from variations in prepayments, generally resulting in greater stability.
REMIC....Real Estate Mortgage Investment Conduit
TBA......To-Be-Announced Security

                                                                              --
                                                                              35
                                                                              --

The accompanying notes are an integral part of these financial statements.

--------------------------------------
        The Montgomery Funds
--------------------------------------
                Global
        Asset Allocation Fund
--------------------------------------

P O R T F O L I O  H I G H L I G H T S


======================================
P O R T F O L I O  M A N A G E M E N T
--------------------------------------
       Kevin T. Hamilton, CFA
Chair, Investment Oversight Committee
          U.S. Growth Team
         International Team
        Emerging Markets Team
       U.S. Fixed-Income Team


======================================
    F U N D  P E R F O R M A N C E
--------------------------------------

       Aggregate total returns
     for the period ended 6/30/97

--------------------------------------
              Montgomery
     Global Asset Allocation Fund

Since inception (1/2/97)........11.17%

--------------------------------------
  MSCI All-Country World Free Index

Since 1/2/97....................16.12%

--------------------------------------

           Lehman Brothers
         Aggregate Bond Index

Since 1/2/97.....................3.09%

--------------------------------------
Performance is cumulative and for a
limited period of time. Past perform-
ance is no guarantee of future
results. Net asset value, investment
return and principal value will
fluctuate, so shares, when redeemed,
may be worth more or less than their
original cost.

                      Growth of a $10,000 Investment

                         [LINE GRAPH APPEARS HERE]

Montgomery Global                  MSCI All-      Lehman Brothers     Lipper Global
Asset Allocation                 Country World    Aggregate Bond    Flexible Portfolio
      Fund                       Free Index/1/       Index/2/        Funds Average/3/
      ----                       -------------       --------        ----------------
 Date        Value      Date         Value            Value               Value
-------------------    -----        -------          -------             -------
12/96      [TO COME]   Dec-96       $10,000          $10,000             $10,000
01/02/97    $10,000    Jan-97       $10,168          $10,031             $10,165
01/97       $10,300    Feb-97       $10,306          $10,056             $10,222
02/97       $10,317    Mar-87       $10,100           $9,944             $10,071
03/97       $10,242    Apr-97       $10,425          $10,093             $10,177
04/97       $10,325    May-97       $11,047          $10,188             $10,613
05/97       $10,750    Jun-97       $11,612          $10,309             $10,955
06/97       $11,117

/1/ The MSCI All-Country World Free Index measures the performance of selected equities in 47 developed and emerging markets countries around the world.

/2/ The Lehman Brothers Aggregate Bond Index comprises all bonds that are investment grade, are in excess of $25 million and have at least one year to maturity.

/3/ The Lipper Global Flexible Portfolio Funds Average universe consists of 87 funds.


I N V E S T M E N T  R E V I E W


Q: How did the Fund perform in its first six months of operation?

A: Although it gained 11.17%, the Fund slightly underperformed its custom benchmark--70% of which reflects the performance of the Morgan Stanley Capital International All-Country World Free Index (MSCI AC Free) and 30% the Lehman Brothers Aggregate Bond Index.


Q: What factors drove the Fund's performance over the past year?

A: The Global Asset Allocation Fund invests in five Montgomery funds that each represent a different asset class: Growth (mid- to large-cap growth- oriented U.S. stocks), International Growth (equities in developed foreign markets), Emerging Markets (stocks from developing foreign markets), Short Duration Government Bond (U.S. government bonds) and Government Reserve (cash). (As of June 30, 1997, the Fund's bond component will no longer invest in the Montgomery Short Duration Government Bond Fund. Instead, it will invest in the Montgomery Total Return Bond Fund.)

For most of the period, the Fund had about 39% of its assets invested in the International Growth Fund, 28% in Short Duration Government Bond, 17% in Growth, 14% in Emerging Markets and 0% in Government Reserve. So relative to the MSCI AC Free, the Fund had a light weighting in the United States, which was very strong over the first half of 1997. (As of July 1, U.S. shares made up about 42% of the MSCI AC Free Index.) That was one of the main factors that put the Fund at a slight disadvantage to its custom benchmark.


Q: What factors determine how you allocate the Fund's assets?

A: First of all, we work within well-established parameters that set a maximum and a minimum limit on the Fund's exposure to each of the five asset classes. With that as a framework, we analyze a variety of macroeconomic and market statistics such as interest rates, market valuations and economic trends. We then try to determine which asset classes may outperform in the future and we find stocks within those areas that are fundamentally attractive.


Q: How do each of the Fund's managers select holdings for their parts of the portfolio?

A: Each team's strategy is unique, but there are some commonalties: All of our portfolio managers put a strong emphasis on analyzing the fundamentals of each potential holding, whether it's a bond backed by a U.S. government agency or a stock issued by a Russian company. They also seek securities that offer good relative value, whether compared with other securities or with their own historical trends.

----
 36
----

                                          --------------------------------------
                                                  The Montgomery Funds
                                          --------------------------------------
                                                          Global
                                                  Asset Allocation Fund
                                          --------------------------------------

                                          P O R T F O L I O  H I G H L I G H T S


Q: Why would an investor want to consider the Montgomery Global Asset Allocation Fund?

A: The Fund might be an especially good choice for investors who don't have the time or the inclination to allocate their own assets on an ongoing basis. It's a convenient way for them to instantly diversify their portfolio across countries and asset classes. And it also allows them to take advantage of Montgomery's expertise in a variety of investment disciplines.



                   P O R T F O L I O  I N V E S T M E N T S

June 30, 1997

INVESTMENT COMPANY SECURITIES -- 98.2%

   Shares                                                         Value (Note 1)
Bond Mutual Fund-Taxable -- 28.2%
   46,734   Montgomery Short Duration Government
            Bond Fund............................................$       466,872
                                                                         -------

Emerging Markets Equity Mutual Fund -- 14.3%
   14,074   Montgomery Emerging Markets Fund.....................        237,145
                                                                         -------

Equity Mutual Fund -- 16.9%
   12,088   Montgomery Growth Fund...............................        278,873
                                                                         -------

International Equity Mutual Fund -- 38.8%
   39,484   Montgomery International Growth Fund                         641,217
                                                                         -------

TOTAL INVESTMENTS -- 98.2%
                                                                  Value (Note 1)
(Cost $1,517,830*)...............................................      1,624,107

OTHER ASSETS AND LIABILITIES -- 1.8%
(Net)............................................................         29,345
                                                                          ------

NET ASSETS -- 100.0% ............................................$     1,653,452
                                                                       =========

* Aggregate cost for federal tax purposes was $1,520,917.

Descriptions of securities have note been audited by Deloitte & Touche LLP.

                                                                            ----
                                                                             37
                                                                            ----
The accompanying notes are an integral part of these financial statements.

--------------------------------------
         The Montgomery Funds
--------------------------------------
            Select 50 Fund
--------------------------------------

P O R T F O L I O  H I G H L I G H T S


======================================
P O R T F O L I O  M A N A G E M E N T
--------------------------------------
       Kevin T. Hamilton, CFA,
Chair, Investment Oversight Committee

    Montgomery U.S. Growth Equity

      Montgomery U.S. Small Cap

    Montgomery U.S. Equity Income

   Montgomery International/Global

     Montgomery Emerging Markets

======================================
    F U N D  P E R F O R M A N C E
--------------------------------------

    Average annual total returns
    for the periods ended 6/30/97

--------------------------------------
     Montgomery Select 50 Fund

Since inception (10/2/95).......37.38%

One year........................26.35%

--------------------------------------
           S&P 500 Index

Since 9/30/95...................29.49%

One year........................34.68%

--------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

                 Growth of a $10,000 Investment

                    [LINE GRAPH APPEARS HERE]

                                                  Lipper Capital
     Montgomery                                    Appreciation
     Select 50                         S&P 500         Funds
        Fund                           Index/1/     Average/2/
        ----                           --------     ----------
 Date        Value         Date         Value         Value
-------------------       ------       -------       -------
9/95       [TO COME]      Sep-95       $10,000       $10,000
10/02/95    $10,000       Oct-95        $9,964        $9,795
10/95       $10,417       Nov-95       $10,401       $10,156
11/95       $11,080       Dec-95       $10,602       $10,265
12/95       $11,574       Jan-96       $10,962       $10,439
01/96       $11,951       Mar-96       $11,064       $10,727
02/96       $12,160       Mar-96       $11,170       $10,880
03/96       $12,520       Apr-96       $11,335       $11,357
04/96       $13,281       May-96       $11,627       $11,736
05/96       $14,068       Jun-96       $11,671       $11,389
06/96       $13,775       Jul-96       $11,156       $10,568
07/96       $12,704       Aug-96       $11,391       $11,025
08/96       $13,298       Sep-96       $12,032       $11,606
09/96       $13,700       Oct-96       $12,364       $11,501
10/96       $13,629       Nov-96       $13,297       $11,994
11/96       $14,142       Dec-96       $13,034       $11,913
12/96       $13,942       Jan-97       $13,848       $12,433
01/97       $14,960       Feb-97       $13,957       $12,113
02/97       $15,125       Mar-97       $13,384       $11,509
03/97       $14,647       Apr-97       $14,183       $11,660
04/97       $14,969       May-97       $15,050       $12,584
05/97       $16,526       Jun-97       $15,719       $13,042
06/97       $17,404

/1/ The Standard & Poor's 500 Index is composed of 500 widely held common stocks listed on the NYSE, AMEX and OTC market.

/2/ The Lipper Capital Appreciation Funds Average universe consists of 165 funds.


I N V E S T M E N T  R E V I E W


Q: How did the Fund perform from July 1, 1996, through June 30, 1997?

A: It underperformed its benchmark, the S&P 500 Index, over the past year. Since the Fund opened, however, its annualized returns have led the S&P's by nearly eight percentage points.


Q: What were some of the major factors behind that performance?

A: The Fund's smaller-cap holdings put it at somewhat of a disadvantage over the past year, given that the largest-cap shares in the U.S. market dramatically outperformed their smaller counterparts. Investors heavily favored large-cap stocks, even as they became more and more expensive. In contrast, shares of smaller companies came under severe selling pressure at a couple of points during the year--especially in July 1996 and, to a lesser extent, in this past March and April. That affected the Select 50 Fund's Small Cap component in particular. But many of those stocks rebounded sharply in the second quarter of 1997, and we believe that they continue to offer attractive relative value and excellent growth potential.


Q: And what were the most positive factors?

A: All of the Fund's five segments contributed gains at various times during the year, but three were especially strong: Equity Income, Growth and Emerging Markets. Positive stock selection in each of these areas helped the Fund's total returns.


Q: Do you ever alter the Fund's strategy in response to market trends like the ones you just described?

A: No. Our strategy is very well defined, and we don't try to tailor it to short-term market trends.

The five teams that contribute stocks to the portfolio focus on different market segments and base their investment decisions on bottom-up stock analysis. We also make sure that the portfolio stays within certain parameters. For instance, each of the five teams contributes about 10 stocks from their respective disciplines, and we regularly rebalance the portfolio to ensure that each component is allocated approximately 20% of the Fund's total assets. This strategy allows our five portfolio teams to focus on the stocks that they think have the best capital appreciation potential in their area of expertise. It also ensures that the Fund remains well diversified.


Q: Why should an investor consider the Select 50 Fund?

A: The Select 50 Fund combines diversification across regions and investment styles with a focus on stocks that our managers believe offer the best capital appreciation potential. It showcases Montgomery's expertise in five different market segments: Equity Income, which focuses primarily on large-cap, value-oriented U.S. stocks; Growth, which emphasizes mid- to large-cap

----
 38
----

                                         --------------------------------------
                                                  The Montgomery Funds
                                         --------------------------------------
                                                     Select 50 Fund
                                         --------------------------------------

                                         P O R T F O L I O  H I G H L I G H T S


domestic growth stocks; Small Cap, which specializes in small U.S. companies; International, which invests in developed foreign stock exchanges; and Emerging Markets, which focuses on developing foreign markets. So it's a great way for an investor to tap into Montgomery's capabilities in various investment styles and achieve instant diversification across company size, sectors and countries.


=====================================
    T O P  T E N  H O L D I N G S
-------------------------------------
(as a percentage of total net assets)
Tatneft, Sponsored ADS...........5.6%
International Paper Company......3.7%
Mahanagar Telephone Nigam Ltd. ..3.2%
Falcon Drilling Company, Inc.....3.1%
Unibanco GDR.....................3.1%
Glaxo Wellcome PLC,
   Sponsored ADR.................3.0%
HA-LO Industries, Inc............2.7%
Avid Technology Inc..............2.7%
Octel Communications Corporation.2.6%
Cooper Companies, Inc............2.6%

=====================================
 T O P  F I V E  I N D U S T R I E S
-------------------------------------
(as a percentage of total net assets)
Oil..............................9.3%
Pulp and Paper...................7.6%
Telephones/Networks..............7.4%
Telecommunications Equipment.....6.2%
Machinery and Tools..............5.6%


P O R T F O L I O  I N V E S T M E N T S

June 30, 1997

COMMON STOCKS -- 93.8%

   Shares                                                         Value (Note 1)
Aerospace -- 1.2%
   66,100   Moog Inc., Class A+ (United States)..................$     2,082,150

Apparel and Textiles-- 0.8%
2,592,000   Goldlion Holdings, Ltd. ORD
            (China/Hong Kong) ...................................      1,447,007

Broadcasting/Advertising -- 3.9%
3,201,900   Freepages Group PLC+ (Great Britain).................      1,946,227
  201,312   HA-LO Industries, Inc.+ (United States)..............      4,718,250
                                                                       ---------
                                                                       6,664,477

Building Materials -- 1.2%
   50,000   Masco Corporation (United States)....................      2,087,500

Business Services -- 2.8%
   85,600   Caribiner International, Inc.+
            (United States)......................................      2,792,700
   53,500   On Assignment, Inc.+ (United States).................      2,093,187
                                                                       ---------
                                                                       4,885,887

Computers and Office Equipment-- 4.4%
   21,500   Axime+ (France)......................................      2,542,668
   88,000   Danka Business Systems, ADR
            (Great Britain)......................................      3,586,000
  115,000   Eidos PLC+ (Great Britain)...........................      1,407,596
                                                                       ---------
                                                                       7,536,264

Conglomerates -- 1.7%
   50,000   HFS, Inc. (United States)............................      2,900,000

Consumer Services -- 2.1%
   22,760   Azkoyen S.A. (Spain).................................      2,826,658
  246,200   Corporate Services Group PLC
           (Great Britain).......................................        772,845
                                                                         -------
                                                                       3,599,503
Cosmetics and Personal Care -- 2.1%
  238,298   Reckitt and Coleman PLC (Great Britain)..............      3,553,683

Diversified Financial Services -- 4.6%
   25,000   Morgan J.P. & Company, Inc. (United States)..........      2,609,375
1,700,000   Uniao de Banco Brasiliero SA (Brazil)................         62,359
  143,000   Unibanco GDR+ (United States)........................      5,308,875
                                                                       ---------
                                                                       7,980,609

                                                                            ----
                                                                             39
                                                                            ----
The accompanying notes are an integral part of these financial statements.

--------------------
The Montgomery Funds
--------------------
  Select 50 Fund
--------------------

I N V E S T M E N T S

COMMON STOCKS -- continued

      Shares                                                    Value (Note 1)
Electric Utilities -- 2.2%
       66,700       Irkutskenergo, ADR (Russia)................$    1,150,575
           40       Irkutskenergo, RDC**+ (Russia).............     2,716,000
                                                                    ---------
                                                                    3,866,575
Electronics -- 2.1%
      370,100       Delta Electronics Public Company Limited
                    (Thailand).................................     2,348,426
      403,000       Venture Manufacturing Ltd. (Singapore).....     1,313,548
                                                                    ---------
                                                                    3,661,974
Food and Beverage -- 1.7%
       70,000       Anheuser-Busch Companies Inc.
                    (United States) ...........................     2,935,625

Machinery and Tools -- 5.6%
       60,000       Cooper Industries, Inc. (United States)....     2,985,000
       92,700       Elevadores Atlas SA (Brazil)...............     1,207,670
       64,500       Manitowoc Company, Inc. (United States)....     3,015,375
      123,700       Rofin-Sinar Technologies, Inc.+
                    (United States)............................     2,365,762
                                                                    ---------
                                                                    9,573,807

Medical Products -- 2.6%
      190,000       Cooper Companies, Inc. (United States).....     4,417,500

Oil-- 9.3%
       53,000       Amoco Corporation (United States) .........     3,042,813
       89,300       Tatneft, Sponsored ADS**+ (Russia).........     9,577,425
      140,000       Union Pacific Resources Group, Inc
                    (United States)............................     3,482,500
                                                                    ---------
                                                                   16,102,738
Oilfield Equipment and Services -- 3.1%
       93,000       Falcon Drilling Company, Inc.+
                    (United States) ...........................     5,359,125

Pharmacy/Drugs -- 4.9%
       40,000       Bristol-Myers Squibb Company
                    (United States) ...........................     3,240,000
      123,000       Glaxo Wellcome PLC, Sponsored ADR
                    (Great Britain)............................     5,142,938
                                                                    ---------
                                                                    8,382,938

Pulp and Paper -- 7.6%
       94,400       Boise Cascade Corporation (United States)..     3,333,500
      132,000       International Paper Company
                    (United States) ...........................     6,410,250
       65,000       Weyerhaeuser Company (United States).......     3,380,000
                                                                    ---------
                                                                   13,123,750
Railroad -- 2.0%
       35,000       Norfolk Southern Corporation
                    (United States)............................     3,526,250

Retail Trade-- 4.6%
       25,000       Dayton-Hudson Corporation (United States)..     1,329,687
       53,100       Gucci Group (Italy)........................     3,418,313
      110,000       Linens 'N Things, Inc.+ (United States)....     3,258,750
                                                                    ---------
                                                                    8,006,750
Software Systems -- 4.9%
      175,000       Avid Technology Inc.+ (United States)......     4,626,563
      255,000       Sybase Inc.+ (United States)...............     3,777,187
                                                                    ---------
                                                                    8,403,750
Telecommunications Equipment -- 6.2%
      100,000       Aspect Telecommunications Corporation+
                    (United States)............................     2,212,500
       53,900       Ericsson (L.M.) Telephone Company,
                    Class B, Free (Sweden) ....................     2,121,718
       45,000       Ericsson (L.M.) Telephone Company ADR,
                    Class B (Sweden)...........................     1,773,281
      195,000       Octel Communications Corporation+
                    (United States) ...........................     4,564,219
                                                                    ---------
                                                                   10,671,718
Telephone/Networks -- 7.4%
       49,000       Ameritech Corporation (United States)......     3,328,938
      660,000       Mahanagar Telephone Nigam Ltd.*** (India)..     5,599,860
        8,500       Telebras, ADR (Brazil) ....................     1,289,875
   14,290,000       Telec Brasileiras-Telebras ON (Brazil).....     1,937,987
    1,360,747       Teleceara PN `C'+ (Brazil).................       556,366
                                                                    ---------
                                                                   12,713,026
Tobacco -- 3.9%
       95,000       Fortune Brands, Inc. (United States).......     3,544,688
      108,000       General Cigar Holdings, Inc.+
                    (United States)............................     3,179,250
                                                                    ---------
                                                                    6,723,938
Toys -- 0.9%
       65,000       Action Performance Companies, Inc.+
                    (United States)............................     1,580,312
                                                                    ---------

TOTAL COMMON STOCKS
(Cost $135,046,282)............................................   161,786,856
                                                                  -----------
PREFERRED STOCK -- 0.6%
(Cost $881,251)
1,522,000   Industrias Villares S.A. (Brazil)..................     1,017,918
                                                                    ---------
TOTAL SECURITIES
(Cost $135,927,533)............................................   162,804,774
                                                                  -----------

--
40
--

The accompanying notes are an integral part of these financial statements.

                                          --------------------------------------
                                                  The Montgomery Funds
                                          --------------------------------------
                                                    Select 50 Fund
                                          --------------------------------------

                                                  I N V E S T M E N T S

REPURCHASE AGREEMENTS -- 10.1%

Principal Amount                                               Value (Note 1)
$8,758,000  Agreement with Bear Stearns, Tri-Party,
            6.200% dated 06/30/97, to be repurchased
            at $8,759,508 on 07/01/97, collateralized by
            $8,933,160 market value of U.S. government
            securities, having various maturities and
            various interest rates.............................$  8,758,000

8,758,000   Agreement with HSBC Securities Inc.,
            Tri-Party, 6.200% dated 06/30/97, to be
            repurchased at $8,759,508 on 07/01/97,
            collateralized by $8,933,175 market value
            of U.S. government securities, having various
            maturities and various interest rates..............   8,758,000
                                                                  ---------
TOTAL REPURCHASE AGREEMENTS
(Cost $17,516,000).............................................  17,516,000
                                                                 ----------
TOTAL INVESTMENTS -- 104.5%
(Cost $153,443,533*)........................................... 180,320,774
                                                                -----------
OTHER ASSETS AND LIABILITIES -- (4.5%)
(Net)..........................................................  (7,802,798)
                                                                  ---------
NET ASSETS -- 100.0%...........................................$172,517,976
                                                                -----------

  * Aggregate cost for federal tax purposes was $153,796,070.
 ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
*** Illiquid Security or Special Situation Security (see note 7 to Financial
    Statements).
  + Non-income producing security.

Descriptions of securities have not been audited by Deloitte & Touche LLP.

Abbreviations:
ADR.....American Depositary Receipt
ADS.....American Depositary Share
GDR.....Global Depositary Receipt
ORD.....Ordinary
RDC.....Russian Depositary Certificate

                                                                              --
                                                                              41
                                                                              --

--------------------------------------
         The Montgomery Funds
--------------------------------------
          Equity Income Fund
--------------------------------------

P O R T F O L I O  H I G H L I G H T S



======================================
P O R T F O L I O  M A N A G E M E N T
--------------------------------------

John H. Brown, CFA............. Senior
                     Portfolio Manager


=====================================
   F U N D  P E R F O R M A N C E
-------------------------------------

   Average annual total returns
   for the periods ended 6/30/97

-------------------------------------
    Montgomery Equity Income Fund

Since inception (9/30/94)......23.67%

One year.......................26.02%

-------------------------------------
           S&P 500 Index

Since 9/30/94..................29.57%

One year.......................34.68%

-------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.


Growth of a $10,000 Investment

[LINE GRAPH APPEARS HERE]

                                 Lipper Equity
            Montgomery Equity       S&P 500            Income Funds
               Income Fund          Index/1/            Average/2/
               -----------          --------            ----------
Date              Value               Value                Value
----              -----               -----                -----
09/94            $10,000             $10,000              $10,000
10/94            $10,083             $10,224              $10,060
11/94             $9,825              $9,852               $9,681
12/94             $9,907              $9,998               $9,755
01/95            $10,336             $10,257               $9,945
02/95            $10,597             $10,657              $10,267
03/95            $10,824             $10,971              $10,512
04/95            $11,028             $11,294              $10,750
05/95            $11,392             $11,744              $11,076
06/95            $11,426             $12,017              $11,215
07/95            $11,562             $12,415              $11,517
08/95            $11,742             $12,446              $11,638
09/95            $12,280             $12,971              $12,027
10/95            $12,280             $12,924              $11,900
11/95            $12,899             $13,491              $12,412
12/95            $13,392             $13,751              $12,726
01/96            $13,610             $14,219              $13,031
02/96            $13,705             $14,351              $13,139
03/96            $13,784             $14,489              $13,310
04/96            $13,828             $14,702              $13,456
05/96            $14,065             $15,081              $13,672
06/96            $14,232             $15,138              $13,696
07/96            $13,834             $14,470              $13,202
08/96            $14,108             $14,776              $13,543
09/96            $14,639             $15,607              $14,059
10/96            $15,126             $16,037              $14,386
11/96            $16,028             $17,248              $15,202
12/96            $15,848             $16,906              $15,122
01/97            $16,174             $17,962              $15,691
02/97            $16,668             $18,103              $15,877
03/97            $16,232             $17,361              $15,389
04/97            $16,511             $18,396              $15,848
05/97            $17,356             $19,521              $16,762
06/97            $17,935             $20,388              $17,390

/1/ The Standard & Poor's 500 Index is composed of 500 widely held common stocks listed on the NYSE, AMEX and OTC market.

/2/ The Lipper Equity Income Funds Average universe consists of 113 funds.


I N V E S T M E N T  R E V I E W

Q: How did the Fund perform from July 1, 1996, through June 30, 1997?

A: It gained 26.02% over that period. Although we're pleased with that performance in absolute terms, it trailed the S&P 500 Index and, by a small margin, the Lipper Equity Income category average. That was largely because the Fund has relatively light exposure to growth-oriented large-caps, which investors strongly favored over the past year.


Q: Which of the Fund's holdings performed especially well during the period?

A: Several of our positions in the financial sector contributed a great deal to our returns, reflecting their positive earnings trends. We've been taking profits in that area lately, as holdings have become fully valued. The Fund also benefited from its exposure to the consumer staples sector over the past year. Investors have been favoring high-quality, well-established companies such as Bristol-Myers, which they think will perform well if the market heads south.


Q: Were there any disappointments?

A: During the first half of the period--from July 1996 through the end of the calendar year--our holdings in the electric utilities sector lagged the market during its rapid rise. In the first half of 1997, they performed a little better, though they didn't keep up with higher-growth areas of the market. Utilities are sensitive to the direction of interest rates, so from time to time over the past year investors' concerns that rates will rise have worked against these stocks. The utilities sector is also in the midst of deregulation, which has given some investors another reason to shy away from it. We're confident in the utilities companies that we invest in, however, and believe that they should fare well even in a more competitive environment.


Q: Did you make any significant shifts in the portfolio over the past year?

A: No. For a while now, we've kept the portfolio somewhat defensively positioned. One of the forces driving the stock market's tremendous rally over the past several years is the huge profitability gains that many companies have made through restructuring. Investors have built up high expectations for these companies, so their shares could be very vulnerable to a reversal of that trend. After all, a company can't restructure indefinitely. That's why we've kept a significant percentage of the Fund's assets in companies that haven't been as much a part of that wave. Of this group, we have about 20% in utilities, which are traditionally defensive industries, and 10% in the oil sector. We also invest a portion of the Fund's assets in cyclical stocks that have tended to hold up well, even when the economy slows.

--
42
--

                                          --------------------------------------
                                                   The Montgomery Funds
                                          --------------------------------------
                                                    Equity Income Fund
                                          --------------------------------------

                                          P O R T F O L I O  H I G H L I G H T S



In a broad sense, one of the more important things we have emphasized over the past year--and continue to focus on--is making sure that the companies we invest in are of very high quality. By that we mean they are in solid financial shape and have excellent, seasoned management, among other qualities.


Q: Why should an investor consider the Montgomery Equity Income Fund right now?

A: First of all, it's always wise for an investor to diversify his or her portfolio across different segments of the market. Our Fund, which focuses on large-cap value-oriented investments, may be a good complement to more-aggressive growth-oriented funds.

Right now the Equity Income Fund may also be especially attractive to investors who are a little uncertain about the market's direction. As we said at the end of 1996, for several years now the market has rewarded funds that have taken on a great deal of risk. Our aim with the Equity Income Fund is to be competitive and to perform defensively in a more difficult environment.


=====================================
    T O P  T E N  H O L D I N G S
-------------------------------------
(as a percentage of total net assets)

Amoco Corporation................3.3%

General Mills Inc................3.0%

Genuine Parts Company............2.8%

Cooper Industries Inc............2.8%

Weyerhaeuser Company.............2.8%

UST Inc..........................2.7%

Penney (J.C.) Company, Inc.......2.5%

Betzdearborn, Inc................2.5%

Dow Chemical Company.............2.4%

Ameritech Corporation ...........2.4%


=====================================
 T O P  F I V E  I N D U S T R I E S
-------------------------------------
(as a percentage of total net assets)

Electric Utilities..............11.2%

Pulp and Paper..................10.0%

Oil..............................9.2%

Food and Beverage................8.7%

Chemicals........................7.5%




                   P O R T F O L I O  I N V E S T M E N T S

June 30, 1997

COMMON STOCKS -- 98.4%

   Shares                                                         Value (Note 1)
Auto/Auto Parts-- 4.4%
    7,000   Eaton Corporation....................................$       611,188
   33,000   Genuine Parts Company................................      1,117,875
                                                                       ---------
                                                                       1,729,063
Banks/Savings and Loans -- 3.8%
    9,000   Morgan (J.P.) & Company Inc..........................        939,375
   11,000   National City Corporation............................        577,500
                                                                         -------
                                                                       1,516,875
Building Materials -- 1.9%
   18,000   Masco Corporation**..................................        751,500

Business Services -- 1.0%
   17,000   Pall Corporation.....................................        395,250

Chemicals -- 7.5%
   15,000   Betzdearborn, Inc....................................        990,000
   11,000   Dow Chemical Company.................................        958,375
   10,000   Lubrizol Corporation.................................        419,375
   15,000   Nalco Chemical Company...............................        579,375
                                                                         -------
                                                                       2,947,125

Computers and Office Equipment-- 1.0%
    6,000   Pitney Bowes Inc.....................................        417,000

Electric Utilities -- 11.2%
   28,000   Baltimore Gas & Electric Company**...................        747,250
    5,000   Dominion Resources, Inc..............................        183,125
    8,000   Duke Energy Corporation .............................        383,500
   19,000   Florida Progress Corporation.........................        594,938
   19,000   PacifiCorp...........................................        418,000
   14,000   SCANA Corporation ...................................        347,375
   16,000   Union Electric Company...............................        603,000
   18,000   Western Resources, Inc...............................        583,875
   23,000   Wisconsin Energy Corporation.........................        572,125
                                                                         -------
                                                                       4,433,188
Electrical Equipment -- 1.7%
    4,000   General Signal Corporation...........................        174,500
   11,000   Hubbell Inc., Class B................................        484,000
                                                                         -------
                                                                         658,500
Food and Beverage -- 8.7%
   22,000   Anheuser-Busch Companies Inc.........................        922,625
   18,000   General Mills Inc....................................      1,172,250

                                                                            ----
                                                                             43
                                                                            ----

---------------------
The Montgomery Funds
---------------------
 Equity Income Fund
---------------------

I N V E S T M E N T S


COMMON STOCKS -- continued

   Shares                                                         Value (Note 1)
Food and Beverage -- continued
   20,000   Heinz (H.J.) Company................................... $    922,500
   16,000   McCormack & Company, Inc., Non-Voting
            Shares..................................................     405,000
                                                                         -------
                                                                       3,422,375
Gas Utilities -- 2.0%
    7,000   Consolidated National Gas Company.......................     376,688
   10,000   Questar Corporation.....................................     403,750
                                                                         -------
                                                                         780,438
Household Products -- 2.0%
   27,000   Rubbermaid, Inc. .......................................     803,250

Insurance -- 7.2%
    9,000   American General Corporation............................     429,750
   12,000   Marsh & McLennan Companies..............................     856,500
   17,000   SAFECO Corporation......................................     794,219
   10,000   St. Paul Companies, Inc. ...............................     762,500
                                                                         -------
                                                                       2,842,969
Leisure Time -- 1.1%
   14,000   Fleetwood Enterprises, Inc.**...........................     417,375

Machinery and Tools -- 2.8%
   22,000   Cooper Industries Inc. .................................   1,094,500

Medical Products -- 1.1%
    9,000   Bausch & Lomb, Inc. ....................................     424,125

Newspapers/Publishing -- 1.3%
    9,000   McGraw-Hill Companies, Inc. ............................     529,313

Oil -- 9.2%
   15,000   Amoco Corporation.......................................   1,304,063
   10,500   Atlantic Richfield Company..............................     740,250
    6,000   Chevron Corporation.....................................     443,625
   11,000   Dresser Industries Inc. ................................     409,750
   12,000   Exxon Corporation.......................................     738,000
                                                                         -------
                                                                       3,635,688
Pharmacy/Drugs -- 3.3%
    9,000   Bristol-Myers Squibb Company............................     729,000
   17,000   Pharmacia & Upjohn, Inc. ...............................     590,750
                                                                         -------
                                                                       1,319,750
Pulp and Paper -- 10.0%
   13,000   Consolidated Papers Inc. ...............................     702,000
   16,000   International Paper Company.............................     777,000
    9,000   Potlatch Corporation....................................     407,250
   19,000   Union Camp Corporation..................................     950,000
   21,000   Weyerhaeuser Company....................................   1,092,000
                                                                       ---------
                                                                       3,928,250
Railroads -- 1.0%
    4,000   Norfolk Southern Corporation............................     403,000

Retail Trade -- 2.5%
   19,000   Penney (J.C.) Company, Inc.**...........................     991,563

Telephone/Long Distance -- 1.0%
   11,000   AT&T Corporation........................................     385,688

Telephone/Regional-Local -- 6.6%
   14,000   Ameritech Corporation...................................     951,125
    8,000   Bell Atlantic Corporation...............................     607,000
    9,000   BellSouth Corporation...................................     417,375
   11,000   Nynex Corporation.......................................     633,875
                                                                         -------
                                                                       2,609,375
Telephone Networks -- 2.0%
   18,000   GTE Corporation.........................................     789,750

Tobacco -- 4.1%
   14,000   Fortune Brands, Inc. ...................................     522,372
   39,000   UST Inc. ...............................................   1,082,250
                                                                       ---------
                                                                       1,604,622

TOTAL COMMON STOCKS
(Cost $34,395,778)..................................................  38,830,532
                                                                      ----------
TOTAL INVESTMENTS -- 98.4%
(Cost $34,395,778*).................................................  38,830,532

OTHER ASSETS AND LIABILITIES -- 1.6%
(Net)...............................................................     631,976
                                                                         -------

NET ASSETS -- 100.0%............................................... $ 39,462,508
                                                                     ===========

 *Aggregate cost for federal tax purposes was $34,439,863.
**Securities on loan at June 30, 1997, which have an aggregate market value of $2,306,600, represent 5.8% of the total net assets of the Fund (see note 5 to Financial Statements).

Descriptions of securities have not been audited by Deloitte & Touche LLP.

----
 44
----

The accompanying notes are an integral part of these financial statements.

                                          --------------------------------------
                                                   The Montgomery Funds
                                          --------------------------------------
                                                       Growth Fund
                                          --------------------------------------

P O R T F O L I O  H I G H L I G H T S


I N V E S T M E N T  R E V I E W

Q: How did the Fund perform from July 1, 1996, through June 30, 1997?

A: The Fund gained 20.44% over that time frame. And though that is solid performance in absolute terms, it did lag the S&P 500. This reflects a significant trend over the past year: The largest companies in the stock market generated the highest returns for investors. In fact, the 35 largest stocks in the S&P 500 accounted for approximately 50% of its total return over that time period. Our focus on buying the best combination of growth stocks that are available at the most attractive prices has led us to somewhat smaller companies, so we were a bit disadvantaged over the most recent year compared with the S&P 500.


Q: The Fund turned in a double-digit gain during the second quarter of 1997. What were some of the factors behind that performance?

A: Many individual stock positions contributed to the Fund's performance over this period. This was a time when market leadership broadened out. New areas of the market in which we have identified attractive opportunities, including some cycle-sensitive and smaller names, participated in the advance. This was positive for the Fund's performance. We should reiterate, however, that we do not make portfolio decisions based on broad trends or themes. Our investment approach is bottom-up, and our weightings are a by-product of that process.


Q: What's your perspective on the U.S. economy right now?

A: Economic growth has moderated somewhat, after an unsustainably strong first quarter. Demand continues to ease, inflation remains dormant and interest rates have declined. The Federal Reserve did not tighten monetary policy at either its May 20 or July 2 meeting. The stock market reacted very favorably to this positive environment, although investors and economists continue to debate whether demand has moderated sufficiently to defuse pressure on already tight labor markets. So far, wage-based inflation remains under control, as consolidations, layoffs, restructuring and productivity gains have helped keep a lid on costs.


Q: And your view of the stock market?

A: If you take the S&P 500 as a proxy for the market, it appears to be fully valued from a historical perspective. Over the past 100 years, the S&P 500's price/earnings (P/E) multiple has ranged from around 11 times on the low end to about 18 times on the high side. Right now the S&P 500 is trading at a P/E of nearly 20 times its expected 1998 earnings. As a result, we doubt that further P/E expansion is likely. Stocks should be able to continue appreciating along with earnings growth, so long as the backdrop remains benign. At the moment, consensus expectations for the S&P 500's 1998 earnings-growth rate is in the 6 to 8% range. It is therefore unlikely that the backdrop for a dramatic rally is in place unless interest rates continue to decline.


==========================================
  P O R T F O L I O  M A N A G E M E N T
------------------------------------------

Roger W. Honour...Senior Portfolio Manager

Andrew G. Pratt, CFA.....Portfolio Manager

Kathryn M. Peters........Portfolio Manager



=====================================
   F U N D  P E R F O R M A N C E
-------------------------------------

    Average annual total returns
    for the periods ended 6/30/97

-------------------------------------
       Montgomery Growth Fund

Since inception (9/30/93)......26.78%

One year.......................20.44%

Three years....................23.91%

-------------------------------------
           S&P 500 Index

Since 9/30/93..................22.09%

One year.......................34.68%

Three years....................28.83%

-------------------------------------
Past performance is no guarantee of
future results. Net asset value,
investment return and principal value
will fluctuate, so shares, when
redeemed, may be worth more or less
than their original cost.

               Growth of a $10,000 Investment

                 [LINE GRAPH APPEARS HERE]


          Montgomery        S&P 500    Lipper Growth
          Growth Fund       Index/1/  Funds Average/2/
          -----------       --------  ----------------
 Date        Value           Value         Value
-----        ------         -------       -------
09/93       $10,000         $10,000       $10,000
10/93       $10,400         $10,207       $10,136
11/93       $10,983         $10,109        $9,953
12/93       $11,836         $10,232       $10,237
01/94       $12,488         $10,579       $10,561
02/94       $12,647         $10,292       $10,394
03/94       $12,530          $9,844        $9,906
04/94       $12,982          $9,970        $9,946
05/94       $13,116         $10,133        $9,994
06/94       $12,798          $9,885        $9,656
07/94       $13,259         $10,210        $9,907
08/94       $13,929         $10,627       $10,376
09/94       $13,846         $10,368       $10,180
10/94       $14,348         $10,600       $10,345
11/94       $13,919         $10,215        $9,960
12/94       $14,309         $10,366       $10,055
01/95       $13,996         $10,635       $10,127
02/95       $14,537         $11,049       $10,520
03/95       $15,128         $11,374       $10,817
04/95       $15,230         $11,709       $11,054
05/95       $15,568         $12,176       $11,390
06/95       $16,193         $12,459       $11,880
07/95       $16,869         $12,872       $12,454
08/95       $16,920         $12,904       $12,547
09/95       $17,360         $13,448       $12,919
10/95       $17,081         $13,400       $12,736
11/95       $17,664         $13,987       $13,184
12/95       $17,692         $14,257       $13,232
01/96       $17,932         $14,742       $13,524
02/96       $18,641         $14,879       $13,826
03/96       $19,157         $15,022       $13,943
04/96       $19,904         $15,243       $14,379
05/96       $20,668         $15,636       $14,746
06/96       $20,217         $15,695       $14,548
07/96       $19,295         $15,002       $13,699
08/96       $20,042         $15,319       $14,168
09/96       $20,613         $16,181       $14,978
10/96       $20,977         $16,627       $15,102
11/96       $21,878         $17,882       $16,037
12/96       $21,267         $17,528       $15,781
01/97       $21,847         $18,623       $16,598
02/97       $21,636         $18,769       $16,379
03/97       $21,045         $17,999       $15,638
04/97       $21,921         $19,073       $16,248
05/97       $23,704         $20,239       $17,411
06/97       $24,348         $21,138       $18,090

/1/ The Standard & Poor's 500 Index is composed of 500 widely held common stocks listed on the NYSE, AMEX and OTC market.

/2/ The Lipper Growth Funds Average universe consists of 401 funds.


                                                                            ----
                                                                             45
                                                                            ----

--------------------------------------
         The Montgomery Funds
--------------------------------------
             Growth Fund
--------------------------------------

P O R T F O L I O  H I G H L I G H T S


======================================
    T O P  T E N  H O L D I N G S
--------------------------------------
(as a percentage of total net assets)

Avid Technology Inc. .............4.6%

Nordstrom, Inc. ..................3.9%

Dayton-Hudson Corporation.........3.6%

Octel Communications Corporation..3.6%

International Paper Company.......3.4%

Masco Corporation.................3.3%

Canadian National Railway Company.3.3%

Golden West Financial Corporation.3.1%

Boise Cascade Corporation.........2.8%

Sybase Inc........................2.7%


======================================
 T O P  F I V E  I N D U S T R I E S
--------------------------------------
(as a percentage of total net assets)

Telecommunications Equipment.....11.1%

Retail Trade......................8.5%

Pulp and Paper....................8.4%

Software Systems..................7.4%

Banks/Savings and Loan............5.1%




Q: How will these views affect your portfolio strategy, if at all?

A: We think that the most attractive opportunities in the U.S. market right now lie in somewhat smaller-cap stocks and selected cycle-sensitive issues. Investors have ignored some of these areas for quite a while, creating a valuation disparity. A great many medium-sized and smaller companies also offer higher growth rates than those in the S&P 500. We expect that the broadening of interest to these types of companies will continue, as more investors recognize the potential in these segments of the market.


Q: Can you discuss a portfolio company that is an example of this?

A: Nordstrom, a company that we have invested in for quite a while, is the largest independently owned fashion retailer in the United States, offering a wide variety of high-quality apparel, shoes and accessories for women, men and children through 62 full-line stores. Nordstrom prides itself on quality, value, selection and service. It has been in business for 97 years, and the Nordstrom family still owns 23% of its outstanding shares, thereby aligning management's interests with those of other shareholders. The company is extremely well financed, which should allow it to continue expanding as opportunities are presented. Unlike many retailers, Nordstrom is consistently profitable, not just in the Christmas quarter. The company recently reported better-than-expected earnings and had upbeat comments about its future prospects and expansion possibilities. Even when Nordstrom was underperforming, it remained one of the most profitable retailers in the business.

Despite all this, Nordstrom's stock price is about the same as it was six years ago. In fact, at the end of the second quarter its shares were trading at a discount to the market for the first time in more than a decade. Herein lies the opportunity, we believe, for investors to recognize Nordstrom's improving fundamentals and reward its shares with a higher valuation.


Q: Why should an investor consider the Montgomery Growth Fund right now?

A: Although we have a generally positive view of the market, we believe that its historically high valuations make it more crucial than ever for investors to maintain a dual focus on growth and value. Our investment philosophy strikes a balance between the two. We use proprietary, quantitative screening techniques to pinpoint long-term, positive, fundamental change in a company's business and its expected earnings. We then conduct fundamental analysis to determine whether this improvement is sustainable and to project what we believe the appropriate valuation of the stock should be. Our goal is to identify long-term, fundamental improvement before that potential is widely recognized by the market, and to avoid overpaying for the future prospects of the company. Over the long term, we think that this strategy will best serve the interests of our shareholders.


----
 46
----

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------
                                                           The Montgomery Funds
                                                           ---------------------
                                                                 Growth Fund
                                                           ---------------------
                                                           I N V E S T M E N T S


The Montgomery Growth Fund remains well diversified, with more than 50 companies across 29 different industries. The portfolio's weighted average market cap is approximately $9 billion. The average 1997 earnings growth of our holdings (based on consensus expectations) is 28%. Again, that contrasts with expected earnings growth of about 10% for the S&P 500. The P/E ratio of our portfolio is about 18 times. In other words, we expect our portfolio to deliver nearly triple the earnings growth of the S&P 500 at a slightly lower P/E.


PORTFOLIO INVESTMENTS

June 30, 1997

COMMON STOCKS -- 83.1%


   Shares                                                         Value (Note 1)
Aerospace and Defense -- 0.5%
  200,000   Gulfstream Aerospace Corporation+...................$     5,900,000

Air Freight Courier -- 2.3%
  450,000   Federal Express Corporation+........................     25,987,500

Apparel and Textiles -- 1.0%
  135,000   VF Corporation......................................     11,441,250

Auto/Auto Parts -- 2.4%
  350,000   General Motors Corporation..........................     19,490,625
  158,800   PACCAR Inc..........................................      7,374,275
                                                                     ----------
                                                                     26,864,900
Banks/Savings and Loan -- 5.1%
  190,000   BankAmerica Corporation ............................     12,266,875
   90,000   Citicorp............................................     10,850,625
  500,000   Golden West Financial Corporation...................     35,000,000
                                                                     ----------
                                                                     58,117,500
Building Materials -- 3.3%
  900,000   Masco Corporation**.................................     37,575,000

Business Services -- 1.9%
  450,000   AccuStaff Inc.**+...................................     10,659,375
  150,000   Computer Sciences Corporation**+....................     10,818,750
                                                                     ----------
                                                                     21,478,125
Chemicals -- 1.0%
  130,000   Dow Chemical Company................................     11,326,250

Conglomerates -- 2.9%
  280,000   HFS, Inc.**+........................................     16,240,000
  250,000   Tyco International Ltd.**...........................     17,390,625
                                                                     ----------
                                                                     33,630,625
Cosmetics and Personal Care -- 1.0%
   55,000   Unilever N.V., ADR**................................     11,990,000

Diversified Financial Services -- 0.9%
  175,000   Norwest Corporation.................................      9,843,750

Electronics -- 1.3%
  200,000   Raychem Corporation.................................     14,875,000

Food and Beverage -- 1.9%
1,200,000   Fleming Companies, Inc. ............................     21,600,000

Health Care -- 0.9%
  100,000   HealthCare COMPARE Corporation+.....................      5,243,750
   75,000   Oxford Health Plans, Inc.+..........................      5,383,594
                                                                     ----------
                                                                     10,627,344
Lodging -- 2.4%
  925,000   Interstate Hotels Company+..........................     27,229,687

Metals and Mining -- 2.5%
  175,000   Aluminum Company of America.........................     13,190,625
  500,000   Freeport-McMoRan Copper & Gold,
            Series B............................................     15,562,500
                                                                     ----------
                                                                     28,753,125
Newspapers/Publishing -- 2.1%
  231,000   Time Warner, Inc....................................     11,145,750
  525,000   World Color Press Inc.+.............................     12,468,750
                                                                     ----------
                                                                     23,614,500
Oil -- 5.0%
  450,000   Amerada Hess Corporation**..........................     25,003,125
  305,000   Belco Oil & Gas Corporation+........................      6,519,375
1,000,000   Union Pacific Resources Group, Inc..................     24,875,000
                                                                     ----------
                                                                     56,397,500
Oilfield Equipment -- 2.9%
  175,000   Schlumberger Ltd....................................     21,875,000
  260,000   Tidewater Inc.......................................     11,440,000
                                                                     ----------
                                                                     33,315,000
Pipelines -- 0.9%
  250,000   Enron Corporation**.................................     10,203,125

                                                                              --
                                                                              47
                                                                              --

The accompanying notes are an integral part of these financial statements.

---------------------
The Montgomery Funds
---------------------
     Growth Fund
---------------------
I N V E S T M E N T S

COMMON STOCKS -- continued


   Shares                                                         Value (Note 1)
Pulp and Paper -- 8.4%
  900,000   Boise Cascade Corporation**.........................$    31,781,250
  250,000   Champion International Corporation..................     13,812,500
  331,900   Chesapeake Corporation .............................     11,201,625
  800,000   International Paper Company.........................     38,850,000
                                                                     ----------
                                                                     95,645,375
Railroad -- 3.3%
  850,000   Canadian National Railway Company...................     37,187,500

Real Estate -- 0.6%
  168,300   Starwood Lodging Trust .............................      7,184,307

Retail Trade -- 8.5%
  775,000   Dayton-Hudson Corporation...........................     41,220,313
  900,000   Nordstrom, Inc.**...................................     44,156,250
  450,000   TJX Companies, Inc.**...............................     11,868,750
                                                                     ----------
                                                                     97,245,313
Semiconductors -- 1.6%
  250,000   Analog Devices Inc.**+..............................      6,640,625
  132,000   Texas Instruments, Inc. ............................     11,096,250
                                                                     ----------
                                                                     17,736,875
Software Systems -- 7.4%
1,970,000   Avid Technology Inc.+...............................     52,081,875
   43,600   Structural Dynamics Research+.......................      1,145,863
2,100,000   Sybase Inc.+........................................     31,106,250
                                                                     ----------
                                                                     84,333,988
Telecommunications Equipment -- 11.1%
  270,000   Ascend Communications, Inc.**+......................     10,605,937
  840,000   Aspect Telecommunications Corporation+..............     18,585,000
  750,000   Ericsson (L.M.) Telephone Company,
            Class B, ADR**......................................     29,554,688
  325,000   Newbridge Networks Corporation+.....................     14,137,500
   60,000   Northern Telecom Ltd................................      5,460,000
1,750,000   Octel Communications Corporation+...................     40,960,937
  700,000   PictureTel Corporation+.............................      6,660,937
                                                                    -----------
                                                                    125,964,999

TOTAL COMMON STOCKS
(Cost $710,802,359).............................................    946,068,538
                                                                    -----------
REPURCHASE AGREEMENTS -- 17.0%

Principal Amount                                                  Value (Note 1)
$53,536,000 Agreement with Bear Stearns, Tri-Party,
            6.200% dated 06/30/97, to be repurchased
            at $53,545,220 on 07/01/97, collateralized
            by $54,606,720 market value of U.S.
            government securities, having various
            maturities and various interest rates...............  $  53,536,000

30,950,000  Agreement with Greenwich Capital, Tri-Party,
            6.200% dated 06/30/97, to be repurchased at
            $30,955,330 on 07/01/97, collateralized by
            $31,569,747 market value of U.S. government
            securities, having various maturities and
            various interest rates..............................     30,950,000

48,000,000  Agreement with HSBC Securities, Inc.,
            Tri-Party, 6.200% dated 06/30/97, to be
            repurchased at $48,008,267 on 07/01/97,
            collateralized by $48,960,080 market value
            of U.S. government securities, having various
            maturities and various interest rates...............     48,000,000

60,464,000  Agreement with Nikko Securities Company
            International, Inc., Tri-Party, 6.200% dated
            06/30/97, to be repurchased at $60,474,413
            on 07/01/97, collateralized by $61,951,757
            market value of U.S. government securities,
            having various maturities and various
            interest rates......................................     60,464,000
                                                                    -----------

TOTAL REPURCHASE AGREEMENTS
(Cost $192,950,000).............................................    192,950,000
                                                                    -----------

TOTAL INVESTMENTS -- 100.1%
(Cost $903,752,359*)............................................  1,139,018,538

OTHER ASSETS AND LIABILITIES -- (0.1%)
(Net)...........................................................     (1,463,073)
                                                                     ----------

NET ASSETS -- 100.0%............................................ $1,137,555,465
                                                                  =============

  * Aggregate cost for federal tax purposes was $915,335,264.
 ** Securities on loan at June 30, 1997, which have an aggregate market value of $71,417,163, represent 6.3% of the total net assets of the Fund (see note 5 to Financial Statements).
  + Non-income producing security.

Descriptions of securities have not been audited by Deloitte & Touche LLP.



Abbreviation:
ADR.....American Depositary Receipt

--
48
--

The accompanying notes are an integral part of these financial statements.

                                          --------------------------------------
                                                   The Montgomery Funds
                                          --------------------------------------
                                                      Micro Cap Fund
                                          --------------------------------------

                                          P O R T F O L I O  H I G H L I G H T S



I N V E S T M E N T   R E V I E W

Q: How did the Micro Cap Fund perform for the fiscal year ended June 30, 1997, and the first six months of calendar 1997?

A: For the fiscal year ended June 30, 1997, the Micro Cap Fund was up 14.77%. This performance compares with the Russell 2000 Index, which was up 16.33%, and the Russell 2000 Growth Index, which was up 4.6%. The reason for the difference between the Russell 2000 Index and the Micro Cap Fund is that the first quarter of fiscal 1997 included the July 1996 correction, which was particularly severe for smaller-cap companies. The weighted average market cap of the Micro Cap Fund is much less than that of the Russell 2000, therefore, these stocks were hit harder, but rebounded as the year progressed. On the other hand, the Fund significantly outperformed the Russell 2000 Growth Index over the past fiscal year.

For the first six months of 1997, the Micro Cap Fund was up 12.36%, while the Russell 2000 Index was up 10.2% and the Russell 2000 Growth Index was up 5.23%. The Fund outperformed both indices by following our disciplined investment process, which led us to good growth companies trading at reasonable valuations. This relative performance is particularly favorable given that we have been in a market environment where the larger-capitalization stocks have been performing much better than the smaller-capitalization stocks, and the weighted average market cap of the Russell 2000 is much bigger than that of the Micro Cap Fund.


Q:  What holdings performed especially well in the last year and why?

A: In the December 1996 semiannual report, we discussed a recent investment that we were excited about--Sinter Metals, Inc. This company is the largest producer of powder metal components in North America and Europe. Powder metal products, used principally in the automotive industry, offer precision designs at a lower cost than other processes; therefore, automotive customers are increasing the number of these components in each vehicle. Sinter Metals is the market leader in this highly fragmented industry and is four times the size of its next-largest competitor, offering quality, scale and superior technology to its customers. On January 1, 1997, the stock traded at $29.75. Not only were we excited about this investment, but so was GKN plc, which, on April 30, announced a tender offer for Sinter Metals at $37 in cash per share, 76% above where we initiated our position in the stock.

Another successful investment is Plexus Corporation, which we began buying in October 1996. Through June 30, 1997, the stock had appreciated 224%. This company is a contract provider of design, manufacturing and testing services to the electronics industry. Plexus has experienced rapid growth in 1997 through higher orders from existing customers and the addition of new customers. This growth, combined with significant margin improvement, has captured investors' attention, driving the stock price upward.


========================================
 P O R T F O L I O  M A N A G E M E N T
----------------------------------------
Roger W. Honour.Senior Portfolio Manager

Andrew G. Pratt, CFA...Portfolio Manager

Kathryn M. Peters......Portfolio Manager


========================================
     F U N D  P E R F O R M A N C E
----------------------------------------

     Average annual total returns
     for the periods ended 6/30/97

----------------------------------------
       Montgomery Micro Cap Fund

Since inception (12/30/94)........24.26%

One year..........................14.77%

----------------------------------------
          Russell 2000 Index

Since 12/31/94....................22.15%

One year..........................16.33%

----------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.


Growth of a $10,000 Investment

[LINE GRAPH APPEARS HERE]

                                                        Lipper Small
             Montgomery Micro      Russell 2000        Company Growth
                 Cap Fund            Index/1/         Funds Average/2/
                 --------            --------         ----------------
Date              Value                Value                Value
----              -----                -----                -----
12/94            $10,000              $10,000              $10,000
01/95            $10,083               $9,874               $9,880
02/95            $10,208              $10,285              $10,284
03/95            $10,558              $10,462              $10,572
04/95            $10,683              $10,694              $10,707
05/95            $10,792              $10,878              $10,877
06/95            $11,458              $11,443              $11,538
07/95            $12,083              $12,102              $12,417
08/95            $12,292              $12,352              $12,612
09/95            $12,475              $12,573              $12,942
10/95            $12,058              $12,010              $12,523
11/95            $12,571              $12,515              $13,011
12/95            $12,866              $12,845              $13,202
01/96            $12,790              $12,831              $13,083
02/96            $13,161              $13,231              $13,634
03/96            $13,590              $13,501              $13,981
04/96            $14,752              $14,222              $15,049
05/96            $15,838              $14,783              $15,668
06/96            $15,005              $14,176              $15,025
07/96            $13,464              $12,938              $13,691
08/96            $14,079              $13,689              $14,535
09/96            $14,584              $14,224              $15,301
10/96            $14,544              $14,005              $14,960
11/96            $14,866              $14,582              $15,410
12/96            $15,326              $14,964              $15,611
01/97            $16,015              $15,263              $15,981
02/97            $15,082              $14,893              $15,256
03/97            $14,493              $14,190              $14,441
04/97            $14,438              $14,230              $14,348
05/97            $16,070              $15,813              $16,066
06/97            $17,221              $16,491              $16,888


/1/ The Russell 2000 Index is a capitalization-weighted total return index that comprises 2,000 of the smallest-capitalized U.S. domiciled companies whose common stock is traded in the U.S. on NYSE, AMEX and NASDAQ.

/2/ The Lipper Small Company Growth Funds Average universe consists of 11 funds.

                                                                           ----
                                                                            49
                                                                           ----

--------------------------------------
        The Montgomery Funds
--------------------------------------
          Micro Cap Fund
--------------------------------------

P O R T F O L I O  H I G H L I G H T S


======================================
     T O P  T E N  H O L D I N G S
--------------------------------------
(as a percentage of total net assets)
Moog, Inc., Class A .............3.0%
HA-LO Industries Inc. ...........3.0%
Manitowoc Company................2.9%
Cooper Companies, Inc............2.6%
Life RE Corporation..............2.4%
On Assignment Inc................2.3%
Triangle Pacific Corporation.....2.2%
Applied Power, Inc...............1.9%
Pride Petroleum Services Inc.....1.8%
Varco International Inc. ........1.8%

=====================================
 T O P  F I V E  I N D U S T R I E S
-------------------------------------
(as a percentage of total net assets)
Machinery and Tools..............8.7%
Oilfield Equipment and Services..6.2%
Building Materials...............5.6%
Business Services................4.9%
Broadcasting/Advertising.........4.4%

Q: Is there a holding that underperformed the market since the semiannual report that you are still excited about?

A: HA-LO Industries, Inc., is the nation's leading distributor of advertising specialty and premium promotional products; it specializes in integrated marketing services such as event planning, sports marketing, advertising and telemarketing. Our Micro Cap Fund has owned stock in HA-LO Industries since February 1995. We first started buying it at less than $4.50 per share, and it has been a terrific investment. The stock reached a high of $31.59 in December 1996, up 607% from our initial investment. When the company reported its fourth-quarter earnings in February 1997, it appeared that revenue growth had slowed. This, coupled with the fact that Montgomery Ward, a large customer of HA-LO, was in precarious financial condition, caused HA-LO's stock to decline sharply, falling to a low of $12.50. We strongly believed that neither circumstance constituted a change in the company's fundamentals or its strong future growth potential. We also had a great deal of confidence in its management's ability to continue delivering superior performance. This was a tremendous buying opportunity, and we used the price weakness to accumulate more shares. HA-LO's management continued to execute its growth strategy, and as of June 30, 1997, the stock was back to $23.63.


Q:  What is the Fund's investment strategy?

A: As it has since its inception, the Fund's strategy continues to be centered on our stock selection process, which seeks to identify good, micro-cap growth companies with improving business fundamentals that are trading at reasonable valuations before that potential is fully recognized by the market. We seek companies that will not always be micro-cap, but have the potential to become large, successful companies providing superior returns. We use a quantitative screen to uncover companies with improving growth, then perform rigorous fundamental analysis to determine the validity and sustainability of the company's prospects. Finally, we apply valuation criteria to determine if the good growth company is a solid investment. Only after a stock meets all three steps of our process do we invest in it. We continually subject the stocks in our portfolio to the same process that got them there in the first place. If they no longer meet all three criteria, we trim or sell the position.


Q:  How are you positioning the Micro Cap Fund for the year ahead?

A: Micro Cap's strategy is based on stock selection; therefore, we do not position the Fund in response to, or in anticipation of, short-term market moves. We have a fund composed of what we believe are good growth companies with solid business fundamentals trading at reasonable valuations, which we think will be good investments over the coming year. We do not focus on sector positioning, but our investment process often uncovers a number of companies in the same industry that are showing improved business fundamentals; therefore, it is a bottom-up, not top-down, approach to building industry concentrations. The portfolio continues to be well diversified, with 76 stocks across 35 industries as of June 30, 1997.


----
 50
----

                                                           ---------------------
                                                           The Montgomery Funds
                                                           ---------------------
                                                              Micro Cap Fund
                                                           ---------------------

                                                           I N V E S T M E N T S



Q:  Why is now a good time to be invested in the Micro Cap Fund?

A: During 1996 and continuing into the first half of 1997, the returns of the largest-cap stocks far exceeded those of the small-caps, causing a significant valuation disparity between the two groups. We believe that the smallest-cap stocks, such as those in the Micro Cap Fund, offer the best combination of growth and value in the market, and therefore provide an opportunity for tremendous upside potential.


P O R T F O L I O  I N V E S T M E N T S

June 30, 1997

COMMON STOCKS -- 92.4%

   Shares                                         Value (Note 1)
Aerospace -- 3.9%
  200,000   Firearms Training Systems, Inc.+........$ 2,787,500
  305,100   Moog, Inc., Class A+....................  9,610,650
                                                      ---------
                                                     12,398,150
Air Freight Couriers -- 1.0%
  107,000   Expeditors International of
            Washington, Inc.........................  3,042,813

Apparel and Textiles -- 2.9%
  138,200   Fieldcrest Cannon, Inc.+................  2,625,800
  130,000   Interface, Inc..........................  2,900,625
   70,000   St. John Knits Inc......................  3,780,000
                                                      ---------
                                                      9,306,425
Auto/Auto Parts -- 0.9%
  170,000   Donnelly Corporation....................  2,847,500

Banks/Savings and Loans -- 1.3%
  110,000   Bank United Corporation, Class A........  4,200,625

Basic Materials-Chemical -- 0.5%
   56,000   Furon Company...........................  1,757,000

Broadcasting/Advertising -- 4.4%
  405,500   HA-LO Industries Inc....................  9,503,906
  180,000   Metro Networks Inc.+....................  4,387,500
                                                      ---------
                                                     13,891,406
Building Materials -- 5.6%
  110,000   NCI Building Systems, Inc.+.............  3,554,375
  220,000   Republic Group Inc......................  4,427,500
  225,000   Shelter Components Corporation .........  2,671,875
  222,500   Triangle Pacific Corporation+...........  7,064,375
                                                      ---------
                                                     17,718,125
Business Services -- 4.9%
  156,500   Bell & Howell Company+..................  4,822,156
  185,100   On Assignment Inc.+.....................  7,242,038
  164,000   National TechTeam, Inc.+................  3,495,250
                                                      ---------
                                                     15,559,444
Computers and Office Equipment -- 2.9%
  170,000   Computer Products Inc.**+...............  4,260,625
  120,000   MICROS Systems, Inc.+...................  5,017,500
                                                      ---------
                                                      9,278,125

Consumer Services-- 0.5%
   60,000   Equity Corporation International+.......  1,451,250

Containers and Packaging -- 2.3%
  150,000   Continental Can Inc.+...................  2,981,250
  150,000   SEDA Specialty Packaging Corporation+...  4,331,250
                                                      ---------
                                                      7,312,500
Electrical Equipment -- 1.2%
  178,000   Giga-Tronics Inc.+ .....................  1,246,000
  138,100   Woodhead Industries, Inc................  2,649,794
                                                      ---------
                                                      3,895,794

Electronics -- 3.4%
  120,000   Cubic Corporation.......................  3,120,000
  130,000   Kollmorgen Corporation..................  2,055,625
  100,000   Plexus Corporation+.....................  5,590,625
                                                      ---------
                                                     10,766,250
Financial Services -- 2.0%
   94,000   Barra Inc.+.............................  3,066,750
  135,000   Henry (Jack) & Associates...............  3,307,500
                                                      ---------
                                                      6,374,250
Food and Beverage -- 4.2%
  165,000   Dominick's Supermarkets, Inc.+..........  4,393,125
  135,000   Morningstar Group, Inc.+................  3,969,844
  275,000   Nature's Sunshine Products, Inc.........  4,950,000
                                                      ---------
                                                     13,312,969
Furniture -- 2.4%
   75,000   Ethan Allen Interiors Inc...............  4,275,000
  200,000   O'Sullivan Industries Holdings, Inc.+...  3,312,500
                                                      ---------
                                                      7,587,500
Glass -- 1.0%
   90,000   Libbey, Inc.............................  3,150,000

Health Care Services -- 2.6%
  150,000   Maxicare Health Plans, Inc.+............  3,370,313
  140,000   MAXIMUS, Inc.+..........................  2,502,500
  130,000   Transition Systems, inc.**+.............  2,368,438
                                                      ---------
                                                      8,241,251
Heavy Construction -- 0.9%
  148,000   Granite Construction, Inc...............  2,913,750


                                                                            ----
                                                                             51
                                                                            ----
The accompanying notes are an integral part of these financial statements.

---------------------
The Montgomery Funds
---------------------
   Micro Cap Fund
---------------------

I N V E S T M E N T S



COMMON STOCKS -- continued

   Shares                                                   Value (Note 1)
Insurance -- 3.7%
  170,000   Amerin Corporation+............................  $ 4,122,500
  163,000   Life RE Corporation............................    7,599,875
                                                               ---------
                                                              11,722,375
Leisure Time -- 2.3%
  200,000   Cannondale Corporation**+......................    3,506,250
  211,500   RockShox, Inc.+................................    3,674,813
                                                               ---------
                                                               7,181,063
Machinery and Tools -- 8.7%
  115,000   Applied Power, Inc., Class A...................    5,936,875
   75,000   Chart Industries, Inc..........................    2,053,125
   90,000   DT Industries, Inc.............................    3,206,250
  195,000   II-VI Inc.+....................................    4,192,500
  195,000   Manitowoc Company..............................    9,116,250
  160,000   X-Rite Inc.....................................    3,060,000
                                                               ---------
                                                              27,565,000
Medical Products -- 3.3%
  356,200   Cooper Companies, Inc.+........................    8,281,650
  157,700   Physio-Control International
            Corporation+...................................    2,365,500
                                                               ---------
                                                              10,647,150
Metal Fabricator -- 1.5%
  195,500   Lindberg Corporation...........................    1,759,500
  207,000   Materials Science Corporation+.................    3,195,562
                                                               ---------
                                                               4,955,062
Oil -- 1.3%
  400,000   Unit Corporation+..............................    4,175,000

Oilfield Equipment and Services -- 6.2%
   87,400   Falcon Drilling Company, Inc.+.................    5,036,425
  175,000   Key Energy Group, Inc.**+......................    3,117,188
  244,500   Pride Petroleum Services Inc.+.................    5,860,359
  175,000   Varco International Inc.+......................    5,643,750
                                                               ---------
                                                              19,657,722
Pulp and Paper -- 0.5%
   75,000   Fibermark, Inc.................................    1,565,624

Real Estate Investment Trust -- 2.1%
  220,000   Innkeepers USA Trust...........................    3,300,000
   80,300   Starwood Lodging Trust.........................    3,427,805
                                                               ---------
                                                               6,727,805
Restaurants -- 0.7%
  119,130   Consolidated Products, Inc.+...................    2,218,795

Retail Trade -- 2.7%
  720,000   Filene's Basement Corporation+.................    4,747,500
  125,000   Linens 'N Things, Inc.+........................    3,703,125
                                                               ---------
                                                               8,450,625

Semiconductors -- 3.1%
  245,000   Actel Corporation+.............................    4,165,000
   35,000   Cymer Inc.+....................................    1,704,063
  207,500   International Rectifier Corporation+...........    3,864,688
                                                               ---------
                                                               9,733,751
Software Systems -- 3.9%
  207,250   Boole and Babbage, Inc.**......................    4,365,203
  150,000   Business Objects S.A.**+.......................    1,471,875
  175,100   Kronos, Inc.+..................................    4,705,813
  145,000   Versatility Inc.+..............................    1,839,688
                                                               ---------
                                                              12,382,579
Specialty Chemical -- 1.0%
  135,000   Tetra Technologies, Inc.+......................    3,197,812

Telecommunications Equipment -- 1.6%
   67,900   GenRad, Inc.+..................................    1,536,238
  213,000   Harmonic Lightwaves, Inc.**+...................    3,634,312
                                                               ---------
                                                               5,170,550
Trucking -- 1.0%
  110,000   Swift Transportation Company Inc.+.............    3,272,500

TOTAL COMMON STOCKS
(Cost $204,683,638)........................................  293,628,540
                                                             -----------
REPURCHASE AGREEMENTS -- 6.8%
Principal Amount
$10,877,500 Agreement with Bear Stearns, Tri-Party,
            6.200% dated 06/30/97, to be repurchased
            at $10,879,373 on 07/01/97, collateralized
            by $11,095,030 market value of U.S.
            government securities, having various
            maturities and various interest rates             10,877,500

10,877,500  Agreement with Greenwich Capital, Tri-Party,
            6.200% dated 06/30/97, to be repurchased
            at $10,879,373 on 07/01/97, collateralized
            by $11,095,313 market value of U.S.
            government securities, having various
            maturities and various interest rates             10,877,500
                                                              ----------

TOTAL REPURCHASE AGREEMENTS
(Cost $21,755,000).........................................   21,755,000
                                                              ----------
TOTAL INVESTMENTS -- 99.2%
(Cost $226,438,638*).......................................  315,383,540

OTHER ASSETS AND LIABILITIES -- 0.8%
(Net)......................................................    2,428,144
                                                               ---------

NET ASSETS-- 100.0%   ..................................... $317,811,684
                                                             ===========


 *Aggregate cost for federal tax purposes was $226,951,193.
**Securities on loan at June 30, 1997, which have an aggregate market value of $12,080,682, represent 3.8% of the total net assets of the Fund (see Note 5 to Financial Statements).
 +Non-income producing security.

Descriptions of securities have not been audited by Deloitte & Touche LLP.

----
 52
----
     The accompanying notes are an integral part of these fiancial statements.

                                          --------------------------------------
                                                   The Montgomery Funds
                                          --------------------------------------
                                                      Small Cap Fund
                                          --------------------------------------

                                          P O R T F O L I O  H I G H L I G H T S

I N V E S T M E N T  R E V I E W

Q: How did the Fund perform from July 1, 1996, through June 30, 1997?

A: The Fund gained 6.81% over that period, though it underperformed its benchmark, the Russell 2000 Index. That was largely because the index is made up of both value- and growth-oriented stocks, whereas we focus almost exclusively on the latter. Unfortunately, the past year was a rough stretch for small-cap growth stocks. Although the market environment was difficult, we're pleased that the Fund fared well against what we believe is a more relevant benchmark, the Russell 2000 Growth Index. That index rose only 4.6% over the past fiscal year.


Q: What were some of the most positive factors behind that performance?

A: We benefited from good stock selection during the period. One example of this was our success with Seacor (recently renamed Seacor Smit), which was one of the Fund's top 10 holdings at the start of 1997. The company's main line of business is operating a fleet of ships used in oil and natural-gas exploration. Most stocks in the energy sector haven't been performing very well since the price of crude oil peaked in early 1997. But Seacor and a few other oil-services companies have been exceptions to that trend, because the new technology they employ makes drilling for oil easier and more efficient. We took profits on Seacor in the second quarter.

Many of our holdings in the financial sector also performed well over the past year, due mostly to their strong earnings trends. As bottom-up investors, we had uncovered many attractive investment opportunities in this sector over the past few years. With their strong recent performance, we've taken profits on several of these holdings.


Q: Were there any disappointments?

A: In general, the past year was a trying one for small-cap growth investors, and we were no exception. At the very beginning of the period, in July 1996, shares of small companies came under intense selling pressure. Although they rebounded in the following months, they fell off again in March and April. For a lot of fundamental reasons, we thought that these corrections were overdone to the point of being irrational. Even in cases in which investors might have had a valid reason for losing confidence in particular companies--for instance, when they reported an earnings shortfall--the subsequent declines in their share prices often dramatically overstated the severity of the problem.

As for our portfolio, we believe that the contraction in price/earnings multiples had more to do with sentiment than individual company performance. That was borne out by their recent results; the vast majority of companies in our portfolio met or exceeded earnings expectations.


=============================================
   P O R T F O L I O  M A N A G E M E N T
---------------------------------------------

Stuart O. Roberts....Senior Portfolio Manager

Jerome C. Philpott, CFA.....Portfolio Manager

Bradford D. Kidwell.........Portfolio Manager



=====================================
   F U N D  P E R F O R M A N C E
-------------------------------------
    Average annual total returns
    for the periods ended 6/30/97

-------------------------------------
   Montgomery Small Cap Fund

Since inception (7/13/90)......20.47%

One year........................6.81%

Five years.....................18.07%

-------------------------------------
         Russell 2000 Index

Since 6/30/90..................14.88%

One year.......................16.33%

Five years.....................17.88%

-------------------------------------

Past performance is no guarantee of
future results. Net asset value,
investment return and principal value
will fluctuate, so shares, when
redeemed, may be worth more or less
than their original cost.

                   Growth of a $10,000 Investment

                     [LINE GRAPH APPEARS HERE]

     Montgomery                                        Lipper Small
     Small Cap                Russell 2000            Company Growth
        Fund                    Index/1/             Funds Average/2/
        ----                    -------              -----------------
Date         Value               Value                    Value
-------------------             -------                  -------
07/13/90    $10,000                                      $10,000
07/90        $9,539                                       $9,640
08/90        $8,569                                       $8,438
09/90        $7,853                                       $7,726
10/90        $7,552                                       $7,420
11/90        $8,154                                       $8,008
12/90        $8,820                                       $8,445
01/91       $10,055                                       $9,173
02/91       $11,319                                       $9,964
03/91       $12,310                                      $10,595
04/91       $12,083                                      $10,518
05/91       $12,979                                      $11,005
06/91       $12,489                                      $10,416
07/91       $13,764                                      $11,043
08/91       $14,917                                      $11,517
09/91       $15,371                                      $11,587
10/91       $16,384                                      $11,978
11/91       $15,313                                      $11,467
12/91       $17,529                                      $12,813
01/92       $18,407                                      $13,418
02/92       $18,370                                      $13,645
03/92       $17,541                                      $13,077
04/92       $16,602                                      $12,487
05/92       $16,577                                      $12,476
06/92       $15,947                                      $11,920
07/92       $16,379                                      $12,324
08/92       $15,749                                      $12,074
09/92       $16,231                                      $12,354
10/92       $16,787                                      $12,890
11/92       $18,740                                      $13,954
12/92       $19,210                                      $14,422
01/93       $19,495                                      $14,740
02/93       $18,555                                      $14,177
03/93       $19,396                                      $14,672
04/93       $18,876                                      $14,209
05/93       $20,323                                      $14,992
06/93       $20,805                                      $15,109
07/93       $20,941                                      $15,208
08/93       $22,393                                      $15,975
09/93       $23,432                                      $16,531
10/93       $24,369                                      $16,806
11/93       $22,624                                      $16,208
12/93       $23,881                                      $16,903
01/94       $24,651                                      $17,348
02/94       $24,313                                      $17,336
03/94       $22,800             $15,881                  $16,385
04/94       $22,800             $15,975                  $16,397
05/94       $21,651             $15,796                  $16,090
06/94       $20,475             $15,259                  $15,509
07/94       $21,097             $15,510                  $15,774
08/94       $23,002             $16,374                  $16,745
09/94       $22,718             $16,319                  $16,873
10/94       $22,489             $16,255                  $17,140
11/94       $21,475             $15,598                  $16,533
12/94       $21,503             $16,018                  $16,908
01/95       $21,475             $15,815                  $16,724
02/95       $22,236             $16,473                  $17,410
03/95       $22,811             $16,797                  $17,888
04/95       $22,768             $17,130                  $18,115
05/95       $23,214             $17,424                  $18,388
06/95       $24,594             $18,328                  $19,531
07/95       $26,103             $19,384                  $21,019
08/95       $27,310             $19,785                  $21,365
09/95       $27,828             $20,138                  $21,967
10/95       $26,405             $19,237                  $21,321
11/95       $27,276             $20,046                  $22,103
12/95       $29,056             $20,575                  $22,351
01/96       $29,008             $20,552                  $22,142
02/96       $30,137             $21,193                  $23,069
03/96       $31,519             $21,624                  $23,574
04/96       $33,459             $22,781                  $25,397
05/96       $35,382             $23,679                  $26,415
06/96       $34,253             $22,706                  $25,343
07/96       $31,837             $20,723                  $25,005
08/96       $33,045             $21,926                  $24,435
09/96       $34,794             $22,783                  $25,750
10/96       $34,036             $22,432                  $25,121
11/96       $34,929             $23,356                  $25,841
12/96       $34,487             $23,968                  $26,167
01/97       $35,143             $24,447                  $26,870
02/97       $33,138             $23,855                  $25,674
03/97       $30,457             $22,729                  $24,272
04/97       $29,708             $22,793                  $24,121
05/97       $34,318             $25,328                  $26,970
06/97       $36,586             $26,414                  $28,333

/1/ The Russell 2000 Index is a capitalization-weighted total return index that comprises 2,000 of the smallest-capitalized U.S. domiciled com-panies whose common stock is traded in the U.S. on NYSE, AMEX and NASDAQ.

/2/ The Lipper Small Company Growth Funds Average universe consists of 76 funds.

                                                                           ----
                                                                            53
                                                                           ----

--------------------------------------
        The Montgomery Funds
--------------------------------------
           Small Cap Fund
--------------------------------------

P O R T F O L I O  H I G H L I G H T S


=====================================
    T O P  T E N  H O L D I N G S
-------------------------------------
(as a percentage of total net assets)

ICG Communications, Inc..........4.5%

Smithfield Foods, Inc............3.2%

LCI International Inc............2.8%

OEA Inc..........................2.6%

Renters Choice, Inc..............2.5%

Billing Information Concepts.....2.3%

Petroleum Geo-Services, ADR......2.1%

Commercial Federal Corporation...2.1%

AmeriCredit Corporation..........2.1%

Watson Pharmaceuticals, Inc......2.1%


=====================================
 T O P  F I V E  I N D U S T R I E S
-------------------------------------
(as a percentage of total net assets)

Telephone........................9.5%

Business Services................7.0%

Medical Products.................6.2%

Diversified Financial Services...6.0%

Oil..............................5.9%



Q: What's your outlook for the next year?

A: Despite--or rather because of--the tough times in the small-cap growth market over the past year, we're excited about the future. The recovery of small-company shares in the second quarter suggested that investors have become more optimistic about this market segment, with good reason. Small-cap stocks, in our opinion, generally offer both better value and higher growth potential than large-cap stocks. As the Dow Jones Industrial Average has climbed to one new high after another, its stocks have become very expensive. We think that investors will eventually turn their attention to the small-cap sector for better opportunities.


Q: The Fund is closed to new investors. But why should current shareholders consider adding to their investment in the Small Cap Fund?

A: Right now small-caps are especially attractive for the reasons we've already cited. As a group they offer higher expected earnings-growth rates than most large-cap stocks, at more reasonable multiples. Over the long term, small-caps have tended to offer greater capital appreciation (though at correspondingly higher risk) than large-cap stocks. They also, of course, provide diversification.

In addition, we consider the small-cap sector to be the least-efficient segment of the U.S. market, which allows us to identify promising, undervalued companies through our disciplined, bottom-up investment process.




P O R T F O L I O  I N V E S T M E N T S

June 30, 1997

COMMON STOCKS -- 98.4%

    Shares                                                        Value (Note 1)
Aerospace and Defense-- 1.1%
   95,000   Tracor, Inc.+........................................$     2,375,000

Airfreight Couriers -- 1.7%
  100,000   Atlas Air Inc.+......................................      3,453,125

Auto/Auto Parts -- 2.6%
  134,300   OEA Inc..............................................      5,304,850

Banks -- 5.5%
   44,000   Bank United Corporation, Class A.....................      1,680,250
   30,000   Charter One Financial, Inc...........................      1,618,125
  116,000   Commercial Federal Corporation.......................      4,306,500
   84,000   Dime Bancorp, Inc....................................      1,470,000
   84,000   Glendale Federal Bank+...............................      2,194,500
                                                                       ---------
                                                                      11,269,375
Biotechnology -- 1.9%
   96,000   Cephalon Inc.+.......................................      1,107,000
  116,000   Idec Pharmaceuticals Corporation+....................      2,834,750
                                                                       ---------
                                                                       3,941,750

----
 54
----

The accompanying notes are an integral part of these financial statements.

                                          --------------------------------------
                                                   The Montgomery Funds
                                          --------------------------------------
                                                      Small Cap Fund
                                          --------------------------------------

                                                  I N V E S T M E N T S

COMMON STOCKS -- continued

    Shares                                                        Value (Note 1)
Broadcasting/Advertising-- 1.7%
  112,000   HSN, Inc.+...........................................$     3,507,000

Building Materials -- 2.2%
  160,000   Champion Enterprises, Inc.+..........................      2,380,000
   91,200   Oakwood Homes Corporation............................      2,188,800
                                                                       ---------
                                                                       4,568,800
Business Services -- 7.0%
  136,000   Billing Information Concepts+........................      4,734,500
   66,800   BiSYS Group, Inc.+...................................      2,803,512
   56,000   Envoy Corporation**+.................................      1,869,000
    3,700   HCIA, Inc.+..........................................        123,950
   80,000   National Data Corporation............................      3,465,000
   48,000   Personnel Group of America Inc.**+...................      1,383,000
                                                                       ---------
                                                                      14,378,962
Casino Services -- 0.0%#
      619   Autotote Corporation+................................            735

Chemicals -- 1.6%
  135,200   TETRA Technologies Inc.+.............................      3,202,550

Computers and Office Equipment -- 0.9%
   43,100   Encad, Inc.+.........................................      1,796,731

Diversified Financial Services -- 6.0%
  205,000   AmeriCredit Corporation+.............................      4,305,000
  122,800   Amresco, Inc.+.......................................      2,647,875
   73,300   ContiFinancial Corporation+..........................      2,675,450
   80,000   Firstplus Financial Group, Inc.**+...................      2,720,000
                                                                       ---------
                                                                      12,348,325
Food and Beverage -- 4.5%
   78,200   Canandaigua Wine Company, Inc., Class A+.............      2,653,912
  108,000   Smithfield Foods Inc.+...............................      6,648,750
                                                                       ---------
                                                                       9,302,662
Furniture -- 2.2%
  110,000   Heilig-Meyers Company................................      2,158,750
  100,000   Knoll, Inc.+.........................................      2,375,000
                                                                       ---------
                                                                       4,533,750
Health Care -- 5.6%
  108,500   Capstone Pharmacy Services, Inc.+....................      1,176,547
   96,000   Coventry Corporation+................................      1,461,000
   84,800   Nellcor Puritan Bennett Inc. ........................      1,542,300
   63,000   PhyMatrix Corporation**+.............................        976,500
   93,300   Physician Computer Network Inc.+.....................        629,775
  111,900   Quorum Health Group, Inc.+...........................      3,986,437
   70,600   Trigon Healthcare Inc.+..............................      1,712,050
                                                                       ---------
                                                                      11,484,609
Insurance -- 5.1%
   44,000   CMAC Investment Corporation..........................      2,101,000
   40,000   Conseco, Inc. .......................................      1,480,000
   36,700   Equitable of Iowa Companies..........................      2,055,200
   64,000   Everest Reinsurance Holdings Inc. ...................      2,536,000
   47,600   Life RE Corporation .................................      2,219,350
                                                                       ---------
                                                                      10,391,550

Leisure Time-- 2.8%
  104,000   K2 Resources, Inc. ..................................      3,295,500
   73,300   Regal Cinemas Inc. ..................................      2,414,319
                                                                       ---------
                                                                       5,709,819
Lodging -- 2.2%
   74,000   Interstate Hotels Company+...........................      2,178,375
  162,904   ShoLodge, Inc.+......................................      2,423,197
                                                                       ---------
                                                                       4,601,572
Machinery and Tools -- 1.3%
   94,500   Greenfield Industries Inc. ..........................      2,575,125

Medical Products -- 6.2%
   28,900   Advanced Technology Laboratories+....................      1,239,087
   80,000   Arrow International..................................      2,345,000
   97,700   I-Stat Corporation**+................................      1,685,325
   88,000   Mentor Corporation...................................      2,609,750
  107,400   Physio-Control International Corporation+............      1,611,000
   88,000   Steris Corporation+..................................      3,278,000
                                                                       ---------
                                                                      12,768,162
Oil -- 5.9%
   76,000   BJ Services Company+.................................      4,075,500
  104,000   Domain Energy Corporation+...........................      1,404,000
   40,000   Camco International Inc. ............................      2,190,000
   90,000   Petroleum Geo-Services, ADR+.........................      4,398,750
                                                                       ---------
                                                                      12,068,250
Oilfield Equipment and Services -- 1.1%
   40,000   Falcon Drilling Company, Inc.+.......................      2,305,000

Pharmacy/Drugs -- 5.7%
   80,000   AmeriSource Health Corporation, Class A+.............      3,990,000
  113,000   MedImmune, Inc.+.....................................      2,118,750
   72,000   North American Vaccine Inc.**+.......................      1,390,500
  100,000   Watson Pharmaceuticals, Inc.+........................      4,218,750
                                                                       ---------
                                                                      11,718,000
Retail Trade -- 3.8%
   60,000   Proffitt's, Inc.+....................................      2,628,750
  260,600   Renters Choice, Inc.+................................      5,163,138
                                                                       ---------
                                                                       7,791,888
Semiconductors -- 1.0%
   60,000   Vitesse Semiconductor Corporation ...................      1,959,375

Software Systems -- 0.9%
   82,000   Midway Games Inc.**+.................................      1,763,000

Telecommunications Equipment -- 5.1%
   72,000   Boston Technology, Inc.+.............................      2,128,500
   68,400   Comverse Technology Inc.+............................      3,569,625
   71,600   Globalstar Telecommunication Ltd.....................      2,183,800
   82,800   NICE Systems, Ltd., ADR+.............................      2,489,175
                                                                       ---------
                                                                      10,371,100

                                                                            ----
                                                                             55
                                                                            ----

The accompanying notes are an integral part of these financial statements.

--------------------------------------
        The Montgomery Funds
--------------------------------------
          Small Cap Fund
--------------------------------------

       I N V E S T M E N T S


COMMON STOCKS -- continued

    Shares                                                        Value (Note 1)
Telephone -- 9.5%
  480,000   ICG Communications, Inc.+............................$     9,210,000
  261,500   LCI International Inc.+..............................      5,720,313
  100,900   McLeod USA, Inc.+ ...................................      3,392,762
  114,000   Primus Telecommunications Group, Inc.+...............      1,175,625
                                                                       ---------
                                                                      19,498,700
Telephone/Long Distance -- 1.5%
   98,100   ACC Corporation......................................      3,034,969

Telephone Networks -- 0.5%
  175,900   MIDCOM Communications, Inc.+.........................        945,463

Toys -- 1.3%
  144,200   Galoob (Lewis) Toys Inc.+............................      2,721,775
                                                                       ---------

TOTAL COMMON STOCKS
(Cost $154,055,488)..............................................    201,691,972
                                                                     -----------

REPURCHASE AGREEMENT -- 2.0%
(Cost $3,994,000)
Principal Amount                                                  Value (Note 1)
$3,994,000  Agreement with HSBC Securities Inc.,
            Tri-Party, 6.200% dated 06/30/97, to be
            repurchased at $3,994,688 on 07/01/97,
            collateralized by $4,073,887 market value
            of U.S. government securities, having various
            maturities and various interest rates................$     3,994,000

TOTAL INVESTMENTS -- 100.4%
(Cost $158,049,488*).............................................    205,685,972

OTHER ASSETS AND LIABILITIES -- (0.4%)
(Net)............................................................       (731,202)
                                                                        ---------

NET ASSETS -- 100.0% ............................................$   204,954,770
                                                                     ===========

 * Aggregate cost for federal tax purposes was $158,058,458.
** Securities on loan at June 30, 1997, which have an aggregate market value of $11,425,075, represent 5.6% of the total net assets of the Fund (see note 5 to Financial Statements).
 + Non-income producing security.
 # Amount represents less than 0.1%.

Descriptions of securities have not been audited by Deloitte & Touche LLP.

Abbreviation:
ADR.....American Depositary Receipt


----
 56
----

The accompanying notes are an integral part of these financial statements.

                                          --------------------------------------
                                                   The Montgomery Funds
                                          --------------------------------------
                                                        Small Cap
                                                    Opportunities Fund
                                          --------------------------------------
                                          P O R T F O L I O  H I G H L I G H T S


I N V E S T M E N T   R E V I E W


Q: How did the Fund perform over the past year?

A: The Small Cap Opportunities Fund was up 10.97% for the 12-month period, while the Russell 2000 Index gained 16.33% and the Russell 2000 Growth Index increased 4.6%. This return put us below the broader small-cap universe, but above the more growth-oriented small-cap index. This is not inconsistent with our investment process, which attempts to marry a growth style of investing with a value bias.


Q: What stocks/groups helped the Fund's performance over the past 12 months?

A: One group that has been successful this year is the information technology service area. These are firms that provide companies with specialized personnel to meet their information technology needs. Many companies feel that, because of the changing needs in technology, it is better to outsource this function rather than hire permanent staff. Technology-proficient employees also like working in temporary assignments to maximize their exposure to new technology and companies. Portfolio firms specializing in this area include Keane and Computer Task Group.


Q: What stocks/groups didn't work out so well?

A: Stocks that didn't work out so well included a couple of technology companies: Actel and SBS Technologies. Actel is a semiconductor company, whereas SBS makes specialized embedded computer components for industrial applications. Both companies reported quarters in 1997 that slightly lagged expectations. They are still in the portfolio, however, because we believe that their longer-term stories are still intact and we find their valuations compelling. It is interesting to note that The Men's Warehouse, which we mentioned as a poor performer in the December 1996 semiannual report, was one of our best performers through June. Patience can pay off in investing!


Q: What looks exciting right now?

A: We continue to find opportunities in the outsourcing area. Outsourcing is a very general term that refers to companies that provide a function to other companies that choose not to handle that task themselves. This would include such firms as Keane and Computer Task Group, mentioned above, as well as companies like Caribiner International and Applied Graphics Technologies. Caribiner produces meetings, special events, training programs and other communications services for business. Applied Graphics provides digital prepress services to companies in the publishing business as well those that produce advertising material.


==========================================
  P O R T F O L I O  M A N A G E M E N T
------------------------------------------
Roger W. Honour...Senior Portfolio Manager

Andrew G. Pratt, CFA.....Portfolio Manager

Kathryn M. Peters........Portfolio Manager



==========================================
      F U N D  P E R F O R M A N C E
------------------------------------------

      Average annual total returns
      for the periods ended 6/30/97

------------------------------------------
               Montgomery
       Small Cap Opportunities Fund

Since inception (12/29/95)..........28.65%

One year................... ........10.97%

------------------------------------------
            Russell 2000 Index

Since 12/31/95......................18.12%

One year............................16.33%

-------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.


Growth of a $10,000 Investment

[LINE GRAPH APPEARS HERE]

           Montgomery Small                           Lipper Small
          Cap Opportunities      Russell 2000        Company Growth
                 Fund             Index /1/         Funds Average/2/
                 ----             ---------         ----------------
 Date           Value               Value                 Value
 ----           -----               -----                 -----
12/95          $10,000             $10,000               $10,000
01/96          $10,992              $9,989                $9,955
02/96          $11,692             $10,301               $10,380
03/96          $12,292             $10,510               $10,655
04/96          $13,100             $11,072               $11,478
05/96          $13,725             $11,509               $11,967
06/96          $13,167             $11,036               $11,487
07/96          $11,958             $10,072               $10,488
08/96          $12,750             $10,657               $11,125
09/96          $13,675             $11,073               $11,702
10/96          $12,608             $10,903               $11,476
11/96          $12,842             $11,352               $11,827
12/96          $13,728             $11,650               $11,997
01/97          $14,120             $11,882               $12,293
02/97          $13,403             $11,594               $11,782
03/97          $12,311             $11,047               $11,186
04/97          $12,136             $11,078               $11,111
05/97          $13,803             $12,311               $12,425
06/97          $14,612             $12,838               $13,074

/1/ The Russell 2000 Index is a capitalization-weighted total return index that comprises 2,000 of the smallest-capitalized U.S. domiciled companies whose common stock is traded in the U.S. on NYSE, AMEX and NASDAQ.

/2/ The Lipper Small Company Growth Funds Average universe consists of 366 funds.

                                                                              --
                                                                              57
                                                                              --

---------------------------------------
        The Montgomery Funds
---------------------------------------
              Small Cap
         Opportunites Fund
---------------------------------------

P O R T F O L I O   H I G H L I G H T S

--------------------------------------------------
         T O P  T E N  H O L D I N G S
--------------------------------------------------
     (as a percentage of total net assets)
Cooper Companies, Inc.........................3.2%
Octel Communications Corporation..............2.4%
Waters Corporation............................2.2%
Budget Group, Inc.............................2.2%
Whole Foods Market, Inc. .....................2.2%
Sola International, Inc.......................2.1%
Acxiom Corporation ...........................2.1%
Synopsis, Inc.................................2.1%
The Men's Warehouse, Inc......................2.0%
Jones Apparel Group, Inc......................2.0%

--------------------------------------------------
       T O P  F I V E  I N D U S T R I E S
--------------------------------------------------
     (as a percentage of total net assets)
Software Systems.............................13.7%

Business Services............................12.1%

Medical Products.............................10.9%

Retail Trade..................................6.8%

Health Care...................................5.1%



Q: Do the examples you just mentioned--for instance, that the Fund benefited from its information-technology holdings recently--mean that you try to take advantage of sector trends?

A: We spend our time focusing on finding high-quality growth companies that are trading at reasonable valuations. When we get behind the reasons for improving fundamentals at each company, we might spot a trend that positively affects others in the same industry. This could lead us to other investments in that area, even though our original thrust was company-specific.


Q: The economic backdrop has been very favorable for stocks over the past few years. What could change that?

A: As we mentioned above, we focus on company fundamentals rather than worry about the economy or the market. We do, however, stay cognizant of the backdrop, especially during a time when it has been so favorable. The biggest worry currently would be the appearance of inflation. The economy has been cruising along, with moderate to strong growth and limited price inflation. This has allowed the Federal Reserve to remain on hold and the economic expansion to keep on rolling. Any signs of accelerating economic growth or higher consumer and/or producer prices right now could create some concerns among investors that interest rates will head higher, which is a potential negative for stocks.


P O R T F O L I O   I N V E S T M E N T S

June 30, 1997


COMMON STOCKS -- 96.4%

      Shares                                                      Value (Note 1)
Airfreight Couriers -- 1.8%
     118,000    Atlas Air, Inc.+ ...............................$     4,074,687

Apparel and Textiles -- 4.0%
      95,000    Jones Apparel Group, Inc.+ .....................      4,536,250
     145,500    The Men's Wearhouse, Inc.+ .....................      4,610,531
                                                                      ---------
                                                                      9,146,781
Auto/Auto Parts -- 1.3%
     185,000    Miller Industries, Inc.+ .......................      2,960,000

Banks -- 1.0%
      60,000    Commercial Federal Corporation..................      2,227,500

Broadcasting/Advertising -- 2.6%
      63,000    Catalina Marketing Corporation+ ................      3,031,875
     171,300    Precision Response Corporation**+ ..............      2,783,625
                                                                      ---------
                                                                      5,815,500
Business Services -- 12.1%
     139,300    Alternative Resources Corporation+ .............      2,833,884
      82,500    Applied Graphics Technologies, Inc.+ ...........      3,269,063
     227,000    BA Merchant Services, Inc.+ ....................      4,327,188
     104,000    Caribiner International Inc.**+ ................      3,393,000
      92,000    Computer Task Group, Inc........................      3,427,000
     220,000    PMT Services, Inc. .............................      3,348,125
      70,600    Technology Solutions Company....................      2,784,287
     133,500    U.S. Office Products Company** .................      4,067,578
                                                                      ---------
                                                                     27,450,125
Consumer Services -- 3.3%
     142,500    Budget Group, Inc. .............................      4,916,250
     100,000    Education Management Corporation                      2,575,000
                                                                      ---------
                                                                      7,491,250
Diversified Financial Services -- 1.3%
     140,000    Imperial Credit Industries......................      2,883,125

Electrical Equipment -- 1.8%
     140,600    MRV Communication Inc.** .......................      4,165,275

Electronics -- 3.5%
      60,800    Sanmina Corporation** ..........................      3,807,600
     173,000    SBS Technologies, Inc. .........................      4,033,062
                                                                      ---------
                                                                      7,840,662
Food and Beverages -- 2.2%
     148,000    Whole Foods Market, Inc.** .....................      4,893,250

Furniture -- 1.2%
      66,500    Kimball International, Inc., Class B............      2,672,469


--
58
--
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------
                                                           The Montgomery Funds
                                                           ---------------------
                                                                 Small Cap
                                                            Opportunities Fund
                                                           ---------------------
                                                           I N V E S T M E N T S
COMMON STOCKS -- continued

      Shares                                                      Value (Note 1)
Health Care -- 5.1%
     138,000    FPA Medical Management, Inc.+ ..................$     3,268,875
     216,000    Orthodontic Centers of America, Inc.**+ ........      3,935,250
     157,500    Renal Treatment Centers, Inc.+ .................      4,232,812
                                                                      ---------
                                                                     11,436,937
Insurance -- 1.6%
      61,000    Berkley (W.R.) Corporation......................      3,568,500

Lodging -- 3.1%
     127,200    Interstate Hotels Company+ .....................      3,744,450
     169,000    Prime Hospitality Corporation+ .................      3,337,750
                                                                      ---------
                                                                      7,082,200
Machinery and Tools -- 2.4%
     230,000    Octel Communications Corporation+ ..............      5,383,438

Medical Products -- 10.9%
     313,500    Cooper Companies, Inc.+ ........................      7,288,875
      96,600    ESC Medical Systems, Ltd.+ .....................      2,469,337
      55,900    Fisher Scientific International.................      2,655,250
     110,100    Maxicare Health Plans, Inc.+ ...................      2,473,809
     145,000    Sola International, Inc.+ ......................      4,857,500
     137,800    Waters Corporation+ ............................      4,943,575
                                                                      ---------
                                                                     24,688,346
Newspapers/Publishing -- 1.0%
     100,000    World Color Press Inc.+ ........................      2,375,000

Oil -- 1.4%
     166,000    Marine Drilling Companies, Inc.+ ...............      3,247,375

Oilfield Equipment and Services -- 1.5%
      15,000    Hanover Compressor Company+ ....................        292,500
     142,100    Hvide Marine, Inc., Class A+ ...................      3,135,081
                                                                      ---------
                                                                      3,427,581
Retail Trade -- 6.8%
     149,000    Borders Group Inc.+ ............................      3,594,625
     163,300    Corporate Express, Inc.+ .......................      2,352,541
      96,000    Mac Frugals Bargains Close-Outs, Inc.+ .........      2,616,000
      77,000    Proffitt's, Inc.+ ..............................      3,373,562
      79,000    Samsonite Corporation+ .........................      3,490,812
                                                                      ---------
                                                                     15,427,540
Semiconductors -- 1.3%
     169,000    Actel Corporation+ .............................      2,873,000

Software Systems -- 13.7%
     234,500    Acxiom Corporation..............................      4,821,906
      68,000    Analysts International Corporation..............      2,278,000
     156,100    Boole and Babbage, Inc.+ .......................      3,287,856
      91,800    Fair Isaac & Company, Inc.......................      4,090,838
      21,000    Great Plains Software, Inc.**+ .................        569,625
     130,000    Henry Jack & Associates.........................      3,185,000
      24,600    Keane, Inc.+ ...................................      1,279,200
     122,300    Kronos, Inc.+ ..................................      3,286,813
     134,000    Structural Dynamics Research Corporation+ ......      3,521,688
     126,200    Synopsis, Inc.+ ................................      4,657,569
                                                                      ---------
                                                                     30,978,495

Steel -- 1.5%
      78,500    Carpenter Technology Corporation ...............      3,591,375

Telecommunications Equipment -- 4.4%
      99,100    Boston Technology, Inc.+ .......................      2,929,644
      72,000    Comverse Technology Inc.+ ......................      3,757,500
      99,000    P-Com, Inc.+ ...................................      3,254,625
                                                                      ---------
                                                                      9,941,769
Tobacco -- 1.4%
     105,000    General Cigar Holdings, Inc.**+ ................      3,090,938

Toys -- 1.9%
     174,200    Action Performance Companies, Inc.+ ............      4,235,238

Transportation -- 1.0%
      99,300    Halter Marine Group, Inc.+ .....................      2,383,200

Trucking -- 1.3%
     110,000    U.S. Freightways Corporation....................      2,839,375

TOTAL COMMON STOCKS
(Cost $176,321,448).............................................    218,190,931
                                                                    -----------

REPURCHASE AGREEMENTS -- 4.3%
Principal Amount
$  4,859,500    Agreement with Bear Stearns, Tri-Party,
                6.200% dated 06/30/97, to be repurchased
                at $4,860,337 on 07/01/97, collateralized by
                $4,956,690 market value of U.S. government
                securities, having various maturities and
                various interest rates..........................      4,859,500

   4,859,500    Agreement with HSBC Securities Inc.,
                Tri-Party, 6.200% dated 06/30/97, to be
                repurchased at $4,860,337 on 07/01/97,
                collateralized by $4,956,690 market value of
                U.S. government securities, having various
                maturities and various interest rates...........      4,859,500
                                                                      ---------

TOTAL REPURCHASE AGREEMENTS
(Cost $9,719,000)...............................................      9,719,000
                                                                      ---------

TOTAL INVESTMENTS -- 100.7%
(Cost $186,040,448*)............................................    227,909,931

OTHER ASSETS AND LIABILITIES -- (0.7%)
(Net)...........................................................     (1,582,201)
                                                                     -----------

NET ASSETS -- 100.0%............................................$   226,327,730
                                                                    ===========

*  Aggregate cost for federal tax purposes was $187,800,478.
** Securities on loan at June 30, 1997, which have an aggregate market value of $19,584,453, represent 8.7% of the total net assets of the Fund (see note 5 to Financial Statements).
+  Non-income producing security.

Descriptions of securities have not been audited by Deloitte & Touche LLP.

                                                                              --
                                                                              59
                                                                              --

The accompanying notes are an integral part of these financial statements.

----------------------------------------
        The Montgomery Funds
----------------------------------------
         California Tax-Free
        Intermediate Bond Fund
----------------------------------------

P O R T F O L I O   H I G H L I G H T S


========================================
P O R T F O L I O    M A N A G E M E N T
----------------------------------------

William C. Stevens................Senior
                       Portfolio Manager

Peter Wilson...........Portfolio Manager

========================================
   F U N D    P E R F O R M A N C E
----------------------------------------

     Average annual total returns
     for the periods ended 6/30/97

----------------------------------------
     Montgomery California Tax-Free
        Intermediate Bond Fund

Since inception (7/1/93)...........5.17%

One year...........................6.91%

Three years........................6.35%

----------------------------------------

             Merrill Lynch
     California Municipal Bond Index

Since 6/30/93......................4.23%

One year...........................6.41%

Three years........................6.16%

----------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

Growth of a $10,000 Investment

[LINE GRAPH APPEARS HERE]


Montgomery California      Lipper California              Merrill Lynch
Tax-Free Intermediate       Muni Debt Funds            California Municipal
      Bond Fund               Average /2/                 Bond Index /1/
      ---------               -----------                 --------------
Date           Value        Date       Value           Date          Value
----           -----        ----       -----           ----          -----
07/01/93       $10,000      Jun-93     $10,000         Jul-93         $9,938.25
07/93           $9,991      Jul-93      $9,995         Aug-93         $9,946.20
08/93          $10,077      Aug-93     $10,231         Sep-93         $9,949.48
09/93          $10,121      Sep-93     $10,362         Oct-93        $10,035.99
10/93          $10,150      Oct-93     $10,380         Nov-93        $10,025.71
11/93          $10,144      Nov-93     $10,257         Dec-93        $10,159.20
12/93          $10,233      Dec-93     $10,465         Jan-94        $10,215.53
01/94          $10,295      Jan-94     $10,581         Feb-94        $10,104.03
02/94          $10,185      Feb-94     $10,321         Mar-94        $10,015.97
03/94          $10,086      Mar-94      $9,853         Apr-94        $10,018.53
04/94          $10,117      Apr-94      $9,862         May-94        $10,082.24
05/94          $10,175      May-94      $9,952         Jun-94         $9,864.97
06/94          $10,171      Jun-94      $9,884         Jul-94        $10,010.88
07/94          $10,264      Jul-94     $10,076         Aug-94        $10,030.80
08/94          $10,285      Aug-94     $10,099         Sep-94        $10,008.23
09/94          $10,271      Sep-94      $9,931         Oct-94        $10,007.93
10/94          $10,233      Oct-94      $9,732         Nov-94         $9,939.37
11/94          $10,187      Nov-94      $9,512         Dec-94         $9,898.16
12/94          $10,238      Dec-94      $9,682         Jan-95        $10,073.80
01/95          $10,352      Jan-95     $10,018         Feb-95        $10,215.84
02/95          $10,486      Feb-95     $10,349         Mar-95        $10,276.27
03/95          $10,583      Mar-95     $10,447         Apr-95        $10,328.21
04/95          $10,645      Apr-95     $10,450         May-95        $10,513.61
05/95          $10,777      May-95     $10,813         Jun-95        $10,534.84
06/95          $10,784      Jun-95     $10,644         Jul-95        $10,657.57
07/95          $10,849      Jul-95     $10,702         Aug-95        $10,730.05
08/95          $10.970      Aug-95     $10,820         Sep-95        $10,754.51
09/95          $11,054      Sep-95     $10,899         Oct-95        $10,815.06
10/95          $11,187      Oct-95     $11,098         Nov-95        $10,991.45
11/95          $11,327      Nov-95     $11,336         Dec-95        $10,974.52
12/95          $11,406      Dec-95     $11,483         Jan-96        $11,107.65
01/96          $11,495      Jan-96     $11,525         Feb-96        $11,097.98
02/96          $11,470      Feb-96     $11,436         Mar-96        $11,021.18
03/96          $11,373      Mar-96     $11,230         Apr-96        $11,031.98
04/96          $11,368      Apr-96     $11,187         May-96        $11,028.01
05/96          $11,355      May-96     $11,199         Jun-96        $11,090.98
06/96          $11,442      Jun-96     $11,326         Jul-96        $11,199.45
07/96          $11,531      Jul-96     $11,451         Aug-96        $11,203.26
08/96          $11,536      Aug-96     $11,451         Sep-96        $11,276.64
09/96          $11,634      Sep-96     $11,625         Oct-96        $11,378.92
10/96          $11,761      Oct-96     $11,753         Nov-96        $11,504.32
11/96          $11,964      Nov-96     $11,978         Dec-96        $11,481.65
12/96          $11,921      Dec-96     $11,918         Jan-97        $11,506.68
01/97          $11,964      Jan-97     $11,898         Feb-97        $11,584.58
02/97          $12,042      Feb-97     $12,005         Mar-97        $11,500.83
03/97          $11,901      Mar-97     $11,834         Apr-97        $11,533.03
04/97          $11,962      Apr-97     $11,941         May-97        $11,071.77
05/97          $12,112      May-97     $12,129         Jun-97        $11,801.80
06/97          $12,233      Jun-97     $12,259



/1/ From 6/30/93 to 6/30/95, blended index comprising 50% of the Merrill Lynch
    California Muni (0-3 year) Bond Index and 50% of the Merrill Lynch California Intermediate (3-7 year) Bond Index. From 7/1/95, index is 100% Merrill Lynch California Intermediate (3-7 year) Bond Index.

/2/ Lipper's California Municipal Debt Funds Average universe consists of 15 funds.



I N V E S T M E N T   R E V I E W

Q:  How did the Fund perform over the past fiscal year?

A: It modestly outpaced its benchmark, the Merrill Lynch California
Municipal Bond Index, as it has since inception. It also outperformed the Lipper California Municipal Debt Funds Average over the past fiscal year.


Q: What were some of the trends in the California municipal bond market during this period?

A: During the first part of the period--from July 1996 through the end of last year--the market was generally healthy. This was due in part to the positive economic environment and in part to greater demand for municipal bonds. Investors who had been driven out of the muni market by talk of a flat tax gradually returned in the second half of 1996, as the possibility of that happening became more and more remote. California's economy has also been booming, which has substantially boosted the tax receipts of many municipalities and increased the creditworthiness of their bonds.


Q: Washington recently lowered the capital-gains tax rate. What impact do you think that will have on the California municipal bond market?

A: It will probably make municipal bonds less attractive to some investors. But we think it could also create a short-term muni rally, if investors take advantage of the lower capital-gains tax to take profits in the stock market and shift money into the safer municipal bond market. The possibility of a flat tax being enacted, which now seems unlikely, would have represented a much bigger hurdle for the municipal bond market.


Q:  How have you positioned the Fund for the year ahead?

A: We are continuing to be careful when it comes to credit selection. As we mentioned in the semiannual report, ballot measures such as California's Proposition 218 (which dictated that any proposed increase in local taxes, fees and assessments must first be approved by voters) could have an impact on certain kinds of California municipal bonds. For that reason, we've been underweighting munis issued by cities and counties that we think could be most affected.

We're also avoiding bonds backed by power-generation facilities. Deregulation is causing profound changes in that sector right now, and it's still not clear who will come out of it the winners.


Q: Why should an investor consider the California Tax-Free Intermediate Bond Fund right now?

A: Despite some uncertainty, California municipal bonds still offer some great benefits to investors in the higher tax brackets--their tax exemption being the chief one, of course. And we've structured our portfolio defensively, with excellent credit quality; bonds rated AAA make up nearly two-thirds of its assets. By charter we also keep the portfolio's interest rate exposure fairly

----
 60
----

                                                       ------------------------
                                                         The Montgomery Funds
                                                       ------------------------
                                                          California Tax-Free
                                                        Intermediate Bond Fund
                                                       ------------------------
                                                         I N V E S T M E N T S


moderate. (Its duration at the end of the period was 5.61 years.)

In addition, we think bonds in general, including California municipals, are attractive right now. The current economic environment--with its balance of moderate economic growth, low inflation and relatively low interest rates--continues to be favorable for fixed-income investments. In fact, the annual inflation rate in the United States, as measured by the Consumer Price Index (CPI), dropped from 3.3 to 2.3% in the past six months, but the bond market so far has not fully responded to this decline. And even at 2.3%, we believe, the CPI overstates the underlying inflation rate. That makes bonds very attractive to us right now, because we think interest rates could decline substantially to reflect the real inflation rate.



P O R T F O L I O   I N V E S T M E NT S

June 30, 1997

MUNICIPAL BONDS AND NOTES -- 90.1%


Principal Amount                                                 Value (Note 1)
                California
$     55,000    Alameda, California, School District,
                6.900% due 07/01/97.............................$        55,000
     200,000    Bakersfield, California, Hospital,
                7.375% due 01/01/14.............................        213,250
     250,000    California Educational Authority Revenue,
                University of San Francisco (MBIA Insured),
                6.000% due 10/01/08.............................        274,063
     350,000    California Health Facilities Financing Authority,
                Revenue Refunding, Kaiser Permanente,
                Series A, 6.250% due 03/01/21...................        366,188
     200,000    California Housing Finance Agency,
                Housing Revenue, Series C (MBIA Insured),
                6.150% due 08/01/14.............................        206,750
                California State:
      40,000    6.800% due 03/01/99.............................         41,750
     260,000    6.200% due 11/01/02.............................        281,450
     100,000    6.750% due 04/01/04.............................        112,000
     115,000    7.000% due 04/01/06.............................        132,825
     145,000    7.000% due 08/01/09.............................        170,375
     250,000    (FGIC Insured),
                7.000% due 04/01/06.............................        291,250
   1,000,000    Pollution Control Finance Authority,
                San Diego Gas & Electric, Series A,
                5.900% due 06/01/14 ............................      1,055,000
                Public Works Board, Facilities Lease Revenue:
     100,000    San Jose Facilities, Series A,
                7.750% due 08/01/06.............................        117,875
     495,000    Various Community College Projects, Series A,
                6.000% due 03/01/05.............................        535,219

The accompanying notes are an integral part of these financial statements.


===================================================
            TOP TEN LONG-TERM HOLDINGS
---------------------------------------------------

San Diego County, California,
   Regional Transportation
   Commission Sales Tax Revenue,
   6.000% due 04/01/05.........................5.4%

California State, Pollution Control
   Finance Authority, San Diego Gas
   & Electric, Series A,
   5.900% due 06/01/14 ........................4.9%

Sacramento, California, Municipal
   Utilities, Electric Revenue Refunding,
   Series A (MBIA Insured),
   6.250% due 08/15/10.........................3.2%

Metropolitan Water District, Southern
   California Waterworks Revenue,
   Series C, 6.000% due 07/01/08 ..............3.0%

Castaic Lake, California, Water Agency,
   Certificates of Participation,
   Refunding, Water System
   Improvement Project,
   Series A (MBIA Insured),
   7.250% due 08/01/08 ........................2.8%

San Francisco, California, City and
   County, International Airport
   Revenue, AMT, Second Series,
   8.000% due 05/01/09 ........................2.8%

Chino Basin, California, Regional
   Financing Authority Revenue,
   Municipal Water and District Sewer
   Systems Project (AMBAC Insured),
   7.000% due 08/01/06 ........................2.7%

Santa Rosa, California, High
   School District (FGIC Insured),
   7.000% due 05/01/01.........................2.5%

Contra Costa, California,
   Transportation Authority Sales Tax
   Revenue, Series A (FGIC Insured),
   6.000% due 03/01/07.........................2.5%

California State, Public Works Board,
   Facilities Lease Revenue, Various
   Community College Projects, Series A,
   6.000% due 03/01/05.........................2.5%

==================================================
          I N V E S T M E N T   G R A D E
--------------------------------------------------
       (as a percentage of total net assets)
                   (Unaudited)

Aaa............................................65%

Aa.............................................21%

A..............................................12%

BBB.............................................2%

                                                                              --
                                                                              61
                                                                              --

----------------------
 The Montgomery Funds
----------------------
California Tax-Free
Intermediate Bond Fund
----------------------
I N V E S T M E N T S


MUNICIPAL BONDS AND NOTES -- continued


Principal Amount                                                  Value (Note 1)
                Public Works Board, Lease Revenue:
$    265,000    Department of Corrections, Series A
                (AMBAC Insured), 6.000% due 01/01/06............$       287,194
     300,000    Secretary of State, Series A (AMBAC Insured),
                6.200% due 12/01/05.............................        330,375
      75,000    University Revenue (AMBAC Insured),
                6.250% due 11/01/00.............................         79,781
     365,000    University Trust Certificates,
                6.450% due 06/01/02.............................        396,481
                Veterans Bond:
      25,000    Series AG, 8.100% due 10/01/98..................         26,281
      70,000    Series AL, 9.600% due 04/01/01..................         82,425
     100,000    Series AT (FGIC Insured),
                9.500% due 02/01/10.............................        140,125
     250,000    California Statewide Communities,
                Development Authority Revenue, Certificates
                of Participation (St. Joseph Health System
                Group), 6.500% due 07/01/04.....................        273,125
     100,000    Carpinteria, California (FGIC Insured),
                7.500% due 07/01/00.............................        109,250
     500,000    Castaic Lake, California, Water Agency,
                Certificates of Participation, Refunding,
                Water System Improvement Project, Series A
                (MBIA Insured), 7.250% due 08/01/08.............        598,125
                Chino Basin, California, Regional Financing
                Authority Revenue:
                Municipal Water and District Sewer Systems
                Project (AMBAC Insured):
     500,000    7.000% due 08/01/06.............................        581,250
     240,000    7.000% due 08/01/08                                     282,000
                Contra Costa, California:
                Transportation Authority Sales Tax Revenue,
                Series A (FGIC Insured):
     300,000    6.000% due 03/01/05.............................        325,125
     500,000    6.000% due 03/01/07                                     545,000
     300,000    Desert Hospital District, California, Hospital
                Revenue, Certificates of Participation
                (CGIC Insured), 6.150% due 07/01/02.............        323,250
                East Bay, California:
     100,000    Regional Parks District, Series B,
                8.750% due 09/01/99.............................        109,500
      75,000    Utility District, Series M,
                7.500% due 03/01/00.............................         81,094
     375,000    Eastern Municipal Water District, California,
                Water and Sewer Revenue, Certificates of
                Participation, Refunding, Series A (FGIC
                Insured), 6.250% due 07/01/05...................        399,843
     250,000    Elsinore Valley, California, Municipal Water
                District, Certificates of Participation,
                Refunding, Series A (FGIC Insured),
                6.000% due 07/01/12.............................        267,813
     270,000    Emeryville, California, Public Financing
                Authority, Housing Revenue,
                5.600% due 09/01/06.............................        278,100
      50,000    Estero, California, Series S-1,
                7.000% due 07/01/00.............................         53,563
     290,000    Fresno, California, Sewer Revenue, Series A
                (MBIA Insured), 6.000% due 09/01/07.............        318,275
     450,000    Kern, California, High School District,
                Refunding, Series A (MBIA Insured),
                6.000% due 08/01/03.............................        484,875
     175,000    Lafayette, California, Elementary School
                District, 6.900% due 05/15/06...................        200,156
                Los Angeles, California:
     100,000    Series A, 6.400% due 09/01/98...................        102,875
     350,000    Water and Power, 5.900% due 02/01/05............        368,375
                Los Angeles County, California:
                Certificates of Participation:
    200,000     6.700% due 03/01/99.............................        207,000
     200,000    6.708% due 06/01/15.............................        204,000
      50,000    Public Works, Revenue Anticipation Notes,
                4.500% due 03/01/01.............................         50,188
     200,000    Transportation Authority,
                5.625% due 07/01/18.............................        199,500
                Transportation Commission, Sales Revenue,
                Proposition C, Second Series, Series A:
     180,000    6.200% due 07/01/04.............................        193,050
     400,000    6.400% due 07/01/06.............................        441,000
                Metropolitan Water District,
                Southern California  Waterworks Revenue:
     200,000    6.000% due 07/01/21.............................        212,250
     500,000    Refunding, Series B (MBIA Insured),
                4.750% due 07/01/09.............................        487,500
     600,000    Series C, 6.000% due 07/01/08...................        651,750
      20,000    Mt. Diablo, California, School District
                (FGIC Insured), 6.800% due 08/01/97.............         20,047
     250,000    Ontario, California, Redevelopment
                Financing Authority, Revenue Refunding
                (Ontario Redevelopment Project No. 1)
                (MBIA Insured), 6.550% due 08/01/06.............        284,375
      65,000    Paramount, California, Redevelopment
                Agency, 5.100% due 08/01/98.....................         65,540
                Piedmont, California, School District,
                Series A:
      75,000    8.300% due 08/01/01.............................         85,781
      45,000    7.100% due 08/01/02.............................         50,175
      40,000    Series C, 7.200% due 08/01/01 ..................         44,100
                Rancho, California, Water District
                Financing Authority, Revenue
                Refunding (FGIC Insured):
     400,000    6.500% due 11/01/02.............................        438,000
     400,000    6.500% due 11/01/05.............................        448,000
     335,000    Redwood City, California, Multi-Family
                Housing (Redwood Shores), Series B,
                Mandatory Put 10/01/00,
                5.200% due 10/01/08.............................        335,413

--
62
--
The accompanying notes are an integral part of these financial statements.

                                                          ----------------------
                                                           The Montgomery Funds
                                                          ----------------------
                                                           California Tax-Free
                                                          Intermediate Bond Fund
                                                          ----------------------
                                                           I N V E S T M E N T S

MUNICIPAL BONDS AND NOTES -- continued


Principal Amount                                                  Value (Note 1)
$    625,000    Sacramento, California, Municipal Utilities,
                Electric Revenue Refunding, Series A (MBIA
                Insured), 6.250% due 08/15/10...................$       694,531
     450,000    Saddleback Valley, California, Unified School
                District, Public Financing Authority, Special
                Tax Revenue Bonds (FSA Insured),
                5.250% due 09/01/07.............................        461,250
                San Diego County, California:
     175,000    Water Authority Revenue,
                Certificates of Participation, Series A,
                6.000% due 05/01/01.............................        184,406
   1,075,000    Regional Transportation Commission
                Sales Tax Revenue,
                6.000% due 04/01/05.............................      1,162,344
                San Francisco, California, City and County:
     375,000    City Hall Improvement Project, Series A
                (FGIC Insured), 6.100% due 06/15/00.............        394,219
     100,000    GO, Series A, 6.100% due 12/15/98...............        103,125
     500,000    International Airport Revenue, AMT,
                Second Series, 8.000% due 05/01/09..............        598,125
     500,000    Santa Rosa, California, High School District
                (FGIC Insured), 7.000% due 05/01/01.............        545,625
      65,000    Watsonville, California, Water Revenue
                (MBIA Insured), 6.100% due 05/15/99.............         67,275
                                                                         ------

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $19,095,253)..............................................     19,525,825
                                                                     ----------


SHORT-TERM MUNICIPAL BONDS AND NOTES -- 8.3%
                California -- 8.3%
     300,000    California Health Facilities Financing
                Authority Revenue, St. Joseph Health
                Systems, Series A, 3.700% due 07/01/13+ ........        300,000
     400,000    California Statewide Communities,
                Development Authority Northern California
                (Retired Officers), 4.100% due 06/01/26+ .......        400,000
                Pollution Control Finance Authority:
     800,000    Richmond, California, Joint Powers
                Financing Authority,
                4.000% due 09/01/04+ ...........................        800,000
     300,000    Southern California Edison, Series A,
                5.200% due 02/28/08+ ...........................        300,000
                                                                        -------
TOTAL SHORT-TERM MUNICIPAL BONDS AND NOTES
(Cost $1,800,000)...............................................      1,800,000
                                                                      ---------

TOTAL INVESTMENTS -- 98.4%
(Cost $20,895,253*).............................................$    21,325,825

OTHER ASSETS AND LIABILITIES -- 1.6%
(Net)...........................................................        355,510
                                                                        -------

NET ASSETS -- 100.00%...........................................$    21,681,335
                                                                     ==========

* Aggregate cost for federal tax purposes.
+ Floating-rate note, rate resets daily.

Descriptions of securities have not been audited by Deloitte & Touche LLP.

Abbreviations:
AMBAC........American Municipal Bond Assurance Corporation
AMT..........Alternative Minimum Tax
CGIC.........Capital Guaranty Insurance Corporation
FGIC.........Federal Guaranty Insurance Corporation
FSA..........Federal Security Assurance
MBIA.........Municipal Bond Investors Assurance

The Montgomery California Tax-Free Intermediate Bond Fund concentrates in California municipal securities. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences, including impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

                                                                              --
                                                                              63
                                                                              --

--------------------------------------
        The Montgomery Funds
--------------------------------------
           Short Duration
        Government Bond Fund
--------------------------------------

P O R T F O L I O  H I G H L I G H T S




======================================
P O R T F O L I O  M A N A G E M E N T
--------------------------------------

William C. Stevens...Portfolio Manager

Peter Wilson.........Portfolio Manager



======================================
   F U N D  P E R F O R M A N C E
--------------------------------------

    Average annual total returns
    for the periods ended 6/30/97

--------------------------------------
             Montgomery
      Short Government Bond Fund

Since inception (12/18/92).......6.38%

One year.........................6.79%

Three years......................6.93%

--------------------------------------
      Lehman Brothers Government
         Bond 1-3 Year Index

Since 12/31/92...................5.44%

One year.........................6.57%

Three years......................6.65%

--------------------------------------
Past performance is no guarantee of
future results. Net asset value,
investment return and principal value
will fluctuate, so shares, when
redeemed, may be worth more or less
than their original cost.



                   Growth of a $10,000 Investment

                     [LINE GRAPH APPEARS HERE]

           Montgomery Short       Lehman Brothers          Lipper Short
          Duration Government     Government Bond        U.S. Government
               Bond Fund         1-3 Year Index/1/       Funds Average/2/
               ---------             ---------              ---------
 Date            Value                 Value                  Value
------         ---------             ---------              ---------
12/92           $10,043               $10,000                $10,000
01/93           $10,175               $10,105                $10,099
02/93           $10,268               $10,185                $10,179
03/93           $10,350               $10,216                $10,207
04/93           $10,425               $10,278                $10,264
05/93           $10,442               $10,254                $10,254
06/93           $10,565               $10,330                $10,329
07/93           $10,623               $10,352                $10,357
08/93           $10,699               $10,438                $10,430
09/93           $10,758               $10,472                $10,456
10/93           $10,796               $10,495                $10,472
11/93           $10,797               $10,497                $10,463
12/93           $10,856               $10,538                $10,502
01/94           $10,940               $10,604                $10,569
02/94           $10,880               $10,540                $10,509
03/94           $10,831               $10,487                $10,438
04/94           $10,791               $10,447                $10,401
05/94           $10,799               $10,461                $10,411
06/94           $10,829               $10,487                $10,426
07/94           $10,938               $10,581                $10,502
08/94           $10,971               $10,616                $10,528
09/94           $10,938               $10,592                $10,511
10/94           $10,961               $10,616                $10,531
11/94           $10,940               $10,572                $10,501
12/94           $10,979               $10,593                $10,526
01/95           $11,133               $10,737                $10,646
02/95           $11,287               $10,883                $10,776
03/95           $11,351               $10,944                $10,833
04/95           $11,448               $11,042                $10,916
05/95           $11,651               $11,231                $11,082
06/95           $11,725               $11,291                $11,134
07/95           $11,752               $11,336                $11,164
08/95           $11,835               $11,404                $11,233
09/95           $11,918               $11,459                $11,288
10/95           $12,004               $11,554                $11,371
11/95           $12,135               $11,653                $11,461
12/95           $12,242               $11,741                $11,544
01/96           $12,336               $11,840                $11,623
02/96           $12,281               $11,794                $11,583
03/96           $12,280               $11,786                $11,575
04/96           $12,277               $11,797                $11,589
05/96           $12,288               $11,823                $11,604
06/96           $12,398               $11,909                $11,681
07/96           $12,448               $11,956                $11,725
08/96           $12,485               $11,999                $11,755
09/96           $12,598               $12,109                $11,852
10/96           $12,760               $12,245                $11,969
11/96           $12,887               $12,335                $12,057
12/96           $12,872               $12,337                $12,053
01/97           $12,936               $12,397                $12,109
02/97           $12,957               $12,427                $12,140
03/97           $12,930               $12,417                $12,130
04/97           $13,045               $12,518                $12,222
05/97           $13,136               $12,605                $12,294
06/97           $13,240               $12,692                $12,372


/1/ The Lehman Brothers Government Bond 1-3 Year Index is composed of all U.S.
    government issues with maturities of one to three years.

/2/ The Lipper Short U.S. Government Funds Average universe consists of 29 funds.


I N V E S T M E N T   R E V I E W


Q: How did the Fund perform over the past fiscal year?

A: The Fund outperformed its benchmark, the Lehman Brothers Government Bond 1-3 Year Index, as it has since inception. The Fund also outperformed the Lipper Short U.S. Government Bond category average. Our goal is to produce slow, steady gains like this over time, not unsustainable short-term pops.


Q: What were some of the major trends in the bond market during this period? How did economic trends affect it?

A: Market sentiment has veered back and forth between optimism and pessimism for a while now. Bond investors have been alternately elated that the economy is still healthy in its sixth year of expansion, and worried that such growth could kindle higher inflation. As a result, they were usually most active when major economic data were released. Unemployment figures came under especially close scrutiny, because at this point in the economic cycle wages tend to increase, creating broader-based inflation.

Everyone kept a close eye on the Federal Reserve, trying to decipher the comments of Chairman Alan Greenspan for signs that he was about to hike interest rates. As it turned out, the Fed raised rates only once during the past fiscal year, in March. With that out of the way, the bond market went on to rally in the second quarter.


Q: What, if any, significant changes did you make to the portfolio over the period? And how do you decide whether to make those changes?

A: A key element of our investment process is to seek out relative value among the various sectors of the bond market. During the second half of 1996, for example, we pared back the Fund's exposure to a type of bond called a collateralized mortgage obligation (CMO), which we thought had become pricey. We shifted some of the proceeds from those sales into mortgage pass-throughs and bonds issued by agencies of the U.S. government. CMOs became more attractive during the first half of 1997, so we increased the Fund's exposure to them and scaled back on its weighting in mortgage-backed bonds. We also continue to favor agency-backed bonds, which offer good relative value, in our opinion.


Q:  What's your outlook for the coming year?

A: The current economic environment--combining moderate economic growth, low inflation and relatively low interest rates--continues to be favorable for the bond market. In fact, the annual inflation rate in the United States, as measured by the Consumer Price Index (CPI), dropped from 3.3 to 2.3% in the past six months, but the bond market did not respond much to this positive development. Even at 2.3%, we believe that the CPI overstates the underlying rate. That makes bonds very attractive right

----
 64
----

                                                           ---------------------
                                                           The Montgomery Funds
                                                           ---------------------
                                                              Short Duration
                                                           Government Bond Fund
                                                           ---------------------

                                                           I N V E S T M E N T S


==================================================
         T O P   T E N   H O L D I N G S
--------------------------------------------------
      (as a percentage of total net assets)

U.S. Treasury Note,
   6.250% due 05/31/99.......................13.8%

FHLMC, 5.500% Pass-through Pools
   due 04/01/11-06/01/11..................... 8.1%

U.S. Treasury Note,
   6.250% due 01/31/02....................... 7.0%

FHLMC, CMO, 1673C
   5.350% (PAC) due 03/15/12................. 5.5%

FHLMC, 4.234% (FLTR)
   due 08/26/97.............................. 5.3%

FHLB, 5.215% (FLTR)
   due 03/24/99.............................. 5.2%

FNMA, Zero Coupon due TBA.................... 4.2%

U.S. Treasury Note,
   6.875% due 07/31/99....................... 3.2%

FHLMC, CMO, 1603D
   5.250% (PAC) due 11/15/15................. 3.2%

FHLMC, CMO, 1620PD
   5.500% (PAC) due 07/15/12................. 3.2%


==================================================
               A S S E T   M I X
--------------------------------------------------
     (as a percentage of total investments)

Collateralized Mortgage Obligations........... 32%

Treasuries.................................... 29%

Agencies...................................... 15%

Mortgage Pass-throughs........................ 13%

Others........................................ 11%



now, because interest rates could decline to more accurately reflect the real inflation rate. It therefore looks to us like an opportune time for investors to move the cash in their portfolios into investments like the Short Duration Government Bond Fund that are slightly more sensitive to interest rates.

Another good reason to consider the Fund is that the compensation for taking risks in the bond market has been steadily declining over the past seven years. In other words, we think it simply doesn't pay to take an aggressive stance on the credit-quality front these days. Unlike a number of other bond fund managers, we pay careful attention not only to generating income and total returns for our shareholders, but also to keeping the portfolio's risk level fairly mild.



P O R T F O L I O   I N V E S T M E N T S

June 30, 1997

FEDERAL HOME LOAN BANK (FHLB) -- 15.5%
Principal Amount                                                  Value (Note 1)
                Agencies:
   $250,000     4.472% (FLTR) due 07/28/97......................$       249,753
  1,500,000     4.735% (FLTR) due 05/11/98......................      1,482,422
    500,000     3.780% (FLTR) due 06/02/98......................        488,359
    750,000     3.830% (FLTR) due 06/30/98......................        729,375
    500,000     3.800% (FLTR) due 07/28/98......................        484,219
  2,500,000     5.215% (FLTR) due 03/24/99......................      2,458,984
  1,500,000     4.890% (FLTR) due 03/22/00......................      1,442,109
                                                                      ---------

TOTAL FEDERAL HOME LOAN BANK
(Cost $7,328,384)...............................................      7,335,221
                                                                      ---------

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 38.3%
  $2,500,000    4.234% (FLTR) due 08/26/97......................$     2,495,313
                CMOs:
     924,032    1557FB 6.300% (LIQ) due 08/15/98................        926,775
     697,166    1647PJ 5.250% (PAC) due 02/15/03................        694,878
   1,000,000    1471E 6.250% (PAC) due 04/15/05.................        994,688
     621,567    1623PC 5.000% (PAC) due 11/15/07................        619,819
      88,826    24A 4.650% (PAC) due 02/25/08...................         88,465
   1,000,000    1544E 6.250% (PAC) due 06/15/08.................        994,531
     353,518    1590CA 4.500% (PAC) due 08/15/10................        352,469
   2,652,000    1673C 5.350% (PAC) due 03/15/12.................      2,618,021
   1,500,000    1620PD 5.500% (PAC) due 07/15/12................      1,489,219
   1,500,000    1603D 5.250% (PAC) due 11/15/15.................      1,489,219


The accompanying notes are an integral part of these financial statements.

                                                                              --
                                                                              65
                                                                              --

---------------------
The Montgomery Funds
---------------------
  Short Duration
Government Bond Fund
---------------------

I N V E S T M E N T S

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) -- continued

Principal Amount                                                  Value (Note 1)
                Pass-throughs:
$  4,024,733    5.500% Pass-through Pools due
                04/01/11-06/01/11................................$    3,810,290
     624,571    Pool #645074 ARM 6.613% due 08/01/15                    622,449
     777,361    9.000% Pass-throughs due
                10/01/17-05/01/20................................       816,214
      56,526    Pool #308601 9.500% due 10/01/18                         60,156
                Tiered Payment:
      20,728    Pool #730223 9.50% due 01/01/06..................        21,894
       7,334    Pool #730288 8.50% due 07/01/06..................         7,526

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
(Cost $18,036,639)...............................................    18,101,926
                                                                     ----------


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 14.1%
   2,000,000    Zero Coupon due TBA..............................     1,978,125
                CMOs:
   1,425,683    1991-127 6.369% (FLTR) due 09/25/98..............     1,432,144
     650,000    1993-99D 6.700% (AD) due 03/25/04................       642,789
   1,000,000    X-225C 5.200% (PAC) due 09/25/15.................       987,813
     641,261    1991-8E 7.500% (PAC) due 06/25/17................       640,359
     998,014    1994-23 5.125% (PAC) due 07/25/17................       965,890

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
(Cost $6,647,335)................................................     6,647,120
                                                                      ---------


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) -- 2.2%
                Pass-throughs:
      70,496    9.500% Pass-through Pools due
                09/15/16-04/15/20................................       76,415
      19,126    Pool #288579 10.250% due 04/15/98................        19,302
     896,520    Pool #323144 8.000% due 06/15/22.................       924,256
                GNMA II,
      18,042    Pool #1123 10.500% due 01/20/19..................        19,612
                                                                         ------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(Cost $1,011,562)................................................     1,039,585
                                                                      ---------

STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 0.7%
(Cost $345,382)
     350,000         4.865% (FLTR) due 06/01/98..................       346,117
                                                                        -------


UNION ACCEPTANCE CORPORATION (UAC) -- 0.4%
                Asset-Backed Securities:
$  2,712,811    95-DI 3.000% (ABS) due 02/07/99..................$       56,836
   7,988,659    95-CI 3.000% (PAC) (ABS) due 10/10/02............       126,230

TOTAL UNION ACCEPTANCE CORPORATION
(Cost $168,467) .................................................       183,066


U.S. TREASURY NOTES -- 28.8%
   6,500,000     U.S. Treasury Note, 6.250% due 05/31/99.........     6,518,265
   1,500,000     U.S. Treasury Note, 6.875% due 07/31/99.........     1,521,795
   3,350,000     U.S. Treasury Note, 6.250% due 01/31/02.........     3,331,676
   1,250,000     U.S. Treasury Note, 6.250% due 06/30/02.........     1,242,575
   1,000,000     U.S. Treasury Note, 6.500% due 05/15/05.........       998,120

TOTAL U.S. TREASURY NOTES
(Cost $13,595,762)...............................................    13,612,431
                                                                     ----------


TOTAL INVESTMENTS -- 100.0%
(Cost $47,133,531*)..............................................    47,265,466

OTHER ASSETS AND LIABILITIES -- (0.0%)#
(Net)............................................................          (745)
                                                                           -----

NET ASSETS -- 100.0% ............................................$   47,264,721
                                                                      ----------

* Aggregate cost for federal tax purposes was $47,135,162.
# Amount represents less than 0.1%.

Descriptions of securities have not been audited by Deloitte & Touche LLP.

Abbreviations:
ABS.......Asset-Backed Securities
AD........Accretion Directed: These bonds receive, as principal, the negative amortization from the accrual tranche(s) in a deal. These securities often have guaranteed final maturities.
CMO.......Collateralized Mortgage Obligation
FLTR......Floating-Rate Securities: bonds with coupon rates that adjust in proportion to an index.
LIQ.......Bonds with a shorter, guaranteed final maturity.
PAC.......Planned Amortization Class: bonds that are protected in part from variations in prepayments, generally resulting in greater stability.
TBA.......To-Be-Announced Security

----
 66
----

The accompanying notes are an integral part of these financial statements.

                                                            --------------------
                                                            The Montgomery Funds
                                                            --------------------
                                                             Money Market Funds
                                                            --------------------
                                         P O R T F O L I O   H I G H L I G H T S

INVESTMENT REVIEW


Montgomery California Tax-Free Money Fund
Montgomery Federal Tax-Free Money Fund
Montgomery Government Reserve Fund


Q:  How did the Funds perform over the past 12 months?

A: The California Tax-Free Money Fund modestly outperformed its benchmark, the Lipper California Tax-Exempt Money Market Funds Average, and continues to lead it since inception. The Federal Tax-Free Money Fund, which began operations on July 15, 1996, also outpaced the Lipper Tax-Exempt Money Market Funds Average over that partial-year period. Finally, the Government Reserve Fund gained a bit more than its benchmark, the Lipper Government Money Market Funds Average, and continues to outpace it since inception.


Q:  What were the major bond market trends during this period?

A: Bond investors scrutinized every piece of data about the economy for signs that it was moving out of equilibrium. For many, its balance of moderate economic growth, relatively low interest rates and all-but-dormant inflation simply seemed too good to be true. But with a few minor exceptions, most economic data over the period pointed to a continuation of those trends. For its part, the Federal Reserve appeared to be satisfied with the state of the economy and raised interest rates only once, in March. And after coming under some pressure a few times during the first half of 1997, the bond market ended the period with a 35-basis-point rally. (There are 100 basis points in one percentage point.)

In the municipal bond market, demand picked up as investors who had been sidelined by talk of a flat tax during the presidential campaign returned to the market. But Washington's debate about reducing the capital-gains tax again injected some uncertainty into the market, because this initiative is likely to make municipal bonds less attractive to some investors.


Q: Did you make any significant changes to the Funds' portfolios during this period?

A: We typically don't make any dramatic shifts in the portfolios. Our strategy focuses on finding relative value among bond sectors and taking advantage of short-term dislocations in supply or demand. So most of the changes we make are relatively minor.

At the very beginning and the very end of the period, for instance, the municipal bond market's "note season" provided us with an opportunity to replace maturing holdings at attractive yields. This is when municipalities issue short-term notes to finance their budget shortfalls, boosting supply.

As for the Government Reserve Fund, we extended its days-to-maturity (a measure of interest rate sensitivity) toward the end of the period. We have also reduced its exposure to Treasuries, as foreign buying over the period has driven their yields to unattractively low levels.

==================================================
    P O R T F O L I O   M A N A G E M E N T
--------------------------------------------------
William C. Stevens..........................Senior
                                 Portfolio Manager

Peter Wilson.....................Portfolio Manager


==================================================
       F U N D   P E R F O R M A N C E
--------------------------------------------------
               Yields as of 6/30/97

--------------------------------------------------
                    Montgomery
          California Tax-Free Money Fund
One-day yield................................3.22%

Seven-day yield..............................3.43%

--------------------------------------------------
                    Montgomery
            Federal Tax-Free Money Fund

One-day yield................................3.39%

Seven-day yield..............................3.61%

--------------------------------------------------
                    Montgomery
              Government Reserve Fund

One-day yield................................5.26%

Seven-day yield..............................5.10%
--------------------------------------------------

Yield will fluctuate. An investment in one of our money market funds is neither insured nor guaranteed by the government. There can be no assurance that the money market funds will be able to maintain a stable net asset value of $1 per share.
                                                                              --
                                                                              67
                                                                              --

---------------------
The Montgomery Funds
---------------------
California Tax-Free
     Money Fund
---------------------
I N V E S T M E N T S


Q: What's your interest rate outlook? Do you think it's a good time for investors to consider a money market fund?

A: We expect to see stable to lower interest rates in the coming months. The Federal Reserve has been staying on the sidelines, and we don't think that that will change unless the economy kicks into high gear or slows considerably.

We do think that money market funds can play a role in anyone's investment strategy--and not just now, but at any time. They provide liquidity and can lend stability to even the most aggressive portfolio over the long run. An investor can also use them as a "weigh station" for his or her money while reassessing long-term financial goals.


P O R T F O L I O  I N V E S T M E N T S

June 30, 1997

MUNICIPAL BONDS AND NOTES -- 99.5%

Principal Amount                                                  Value (Note 1)
                California
$    695,000    Bakersfield, California, City School District,
                Refunding (MBIA Insured),
                5.000% due 08/01/97.............................$       695,806
                California State:
                Commercial Paper,
   3,800,000    3.700% due 08/06/97.............................      3,800,000
                General Obligations:
     700,000    5.000% due 09/01/97.............................        701,468
     100,000    6.700% due 09/01/97.............................        100,472
                Health Facilities Finance Authority
                Revenue, (CASMED):
     125,000    Adventist Health Systems, (MBIA Insured):
                Class A, 6.050% due 03/01/98....................        126,829
     300,000    Catholic Healthcare (MBIA Insured),
                4.050% due 07/01/09++ ..........................        300,000
     220,000    Centinela Hospital (MBIA Insured),
                5.200% due 09/01/97.............................        220,515
                Saint Joseph Health System:
                Class A,
      65,000    3.700% due 07/01/13+ ...........................         65,000
     600,000    3.750% due 07/01/24+ ...........................        600,000
   1,900,000    Series B, 3.750% due 07/01/09+ .................      1,900,000
                Sutter Healthcare, (AMBAC Insured):
   1,400,000    Series B, 3.750% due 07/01/12+ .................      1,400,000
   4,100,000    Series B (Morgan Guaranty Trust Insured),
                3.750% due 03/01/20+ ...........................      4,100,000
     400,000    Series D, 4.050% due 07/01/21++ ................        400,000
                Pollution Control Finance Authority,
                Resource Recovery Revenue:
     200,000    (Exxon Corporation Project),
                3.750% due 12/01/12+ ...........................        200,000
                California State Pollution Control
                Finance Authority,  Resource Recovery Revenue:
   1,500,000    (Pacific Gas and Electric Company Project):
                Series C, 3.850% due 11/01/26+ .................      1,500,000
                Series A,
     200,000    (Shell Oil Company Project):
                3.700% due 10/01/07+ ...........................        200,000
   3,850,000    Series B, 3.700% due 10/01/11+ .................      3,850,000
     800,000    Series C, 3.700% due 11/01/00+ .................        800,000
     970,000    (Southern California Edison Project)
                (Stanislaus Project), 3.850% due 12/01/17+ .....        970,000
     250,000    California State Department of Veteran Affairs:
                Home Development Revenue,
                Series A, 7.400% due 08/01/97...................        250,706
     200,000    California State Department of Water:
                Reservoir Project, Series D,
                7.400% due 12/01/07+ ...........................        205,991
                California State Department of Water,
                Commercial Paper:
   1,407,000    3.650% due 08/05/97.............................      1,407,000
   1,000,000    3.650% due 09/09/97.............................      1,000,000
     907,000    3.550% due 08/11/97.............................        907,000
   1,000,000    California State Educational Facilities,
                Claremont Mckenna,
                4.100% due 06/01/27+ ...........................      1,000,000
                California State Public Works:
     150,000    California State University,
                Class A, 5.300% due 10/01/97....................        150,474
     110,000    Community College Projects,
                Class A, 4.900% due 12/01/97....................        110,501

--
68
--
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------
                                                           The Montgomery Funds
                                                           ---------------------
                                                           California Tax-Free
                                                                Money Fund
                                                           ---------------------
                                                           I N V E S T M E N T S


MUNICIPAL BONDS AND NOTES -- continued

Principal Amount                                                  Value (Note 1)
                California Statewide Community
                Development Authority Revenue:
$  2,000,000    Apartment Development Revenue,
                Sub-Series A-1, 3.900% due 05/15/25  ...........$     2,000,000
                Industrial Development:
     140,000    (Lutheran Homes), 4.450% due 11/15/97...........        140,176
     840,000    Solid Waste Facilities Revenue (Chevron
                U.S.A. Inc. Project), 4.000% due 12/15/24+ .....        840,000
   1,000,000    Chula Vista, California, Multi-Family
                Housing Revenue (Terra Nova Association),
                Series A, 4.200% due 03/01/05++ ................      1,000,000
     200,000    Clovis, California, Unified School District,
                GO, 4.700% due 08/01/97.........................        200,165
   2,000,000    Conejo Valley, California, Unified School
                District, TRANS, 4.500% due 07/02/97............      2,000,037
                Fremont, California:
     775,000    Certificates of Participation (Building and
                Equipment Financing Project),
                4.200% due 07/01/15++ ..........................        775,000
   1,200,000    (Mission Wells Project)
                Series E, 4.200% due 09/01/07++ ................      1,200,000
     500,000    (TreeTops Apartments Project)
                Series A, 4.100% due 08/15/26++ ................        500,000
   1,000,000    Fresno County, California, TRANS,
                California, TRANS, 4.750% due 09/29/97..........      1,002,278
   1,000,000    Gardena, California, Public Financing
                Agency (Gardena Public Parking Project),
                4.250% due 09/01/11++ ..........................      1,000,000
   1,000,000    Irvine, California, Improvement Board,
                3.750% due 09/02/15+ ...........................      1,000,000
                Kern, California:
   2,000,000    Board of Education,
                4.500% due 07/31/97.............................      2,000,951
   1,500,000    Community College District,
                Certificates of Participation,
                4.700% due 01/01/25++ ..........................      1,500,000
                Kern County, California:
                Certificates of Participation:
     200,000    (MBIA Insured)
                4.400% due 08/01/97.............................        200,124
   1,500,000    (Kern Public Facilities Project)
                Series B, 4.000% due 08/01/06++ ................      1,500,000
     900,000    Lassen, California, Municipal Utilities
                District Revenue,
                Series A (FSA Insured),
                4.200% due 05/01/08++ ..........................        900,000
   1,700,000    Livermore, California, Multi-Family
                Housing Revenue,
                4.000% due 08/01/18++ ..........................      1,700,000
     500,000    Long Beach, California,
                Tax & Revenue,California, TRANS,
                4.750% due 10/09/97 ............................        501,191
                Los Angeles, California:
                California, Metropolitan Transportation Authority,
                Commercial Paper:
   4,900,000    3.700% due 08/07/97.............................      4,900,000
   2,000,000    3.650% due 08/13/97.............................      2,000,000
   2,500,000    3.550% due 08/14/97.............................      2,500,000
     800,000    Series A, 4.250% due 08/01/26+ .................        800,000
     600,000    Series B, 4.250% due 12/01/26+ .................        600,000
   2,600,000    Series K, 3.750% due 07/01/10++ ................      2,600,000
   1,000,000    Waste Water System,
                7.000% due 11/01/97.............................      1,010,390
                Los Angeles County, California:
   1,500,000    Housing Authority Revenue,
                Series A, 3.950% due 02/01/09+ .................      1,500,000
                Public Works Financing Authority
                Revenue, Regional Parks and Open Space,
                Series A:
     250,000    4.700% due 10/01/97+ ...........................        250,581
     400,000    4.500% due 09/01/97.............................        400,496
   1,000,000    Regional Airports Improvement
                Corporation, Lease Revenue Bonds
                (American Airlines Inc. Project),
                Series A, 4.100% due 12/01/24+ .................      1,000,000
                Transportation Commission,
                Sales Tax Revenue Pre-refunded,
                Series A:
     100,000    5.950% due 07/01/97.............................        100,000
     500,000    7.600% due 07/01/02+ ...........................        510,000
   1,230,000    Madera, California, Public Financing
                Authority, Lease Revenue,
                (Municipal Golf Course Project),
                4.300% due 11/01/23++ ..........................      1,230,000
                Metropolitan Water District,
                Southern California Waterworks Revenue:
     100,000    4.500% due 07/01/97.............................        100,000
                Commercial Paper:
   1,600,000    3.650% due 07/22/97.............................      1,600,000
   2,000,000    3.800% due 09/09/97.............................      2,000,000
     100,000    Modesto, California, Redevelopment  Agency,
                8.100% due 11/01/97.............................        103,351
   1,000,000    Moreno Valley, California, School District
                Revenue, 4.500% due 06/30/98....................      1,005,750
     550,000    Mountain View, Los Altos, California,
                Unified High School District, Series A,
                3.850% due 08/01/97.............................        550,076
     115,000    Napa Valley, California, Unified School
                District, Series A, 8.000% due 08/01/97.........        115,389
                Palm Springs, California, Community
                Redevelopment Agency, Certificates of
                Participation:
    330,000     District No. 1, 3.900% due 12/01/14++ ..........        330,000
    200,000     District No. 3, 3.900% due 12/01/14++ ..........        200,000

                                                                              --
                                                                              69
                                                                              --

The accompanying notes are an integral part of these financial statements.

---------------------
The Montgomery Funds
---------------------
California Tax-Free
     Money Fund
---------------------
I N V E S T M E N T S


MUNICIPAL BONDS AND NOTES -- continued

Principal Amount                                                  Value (Note 1)
$  3,960,000    Richmond, California, Joint Powers Finance
                Authority, Port Terminal Lease Revenue,
                4.000% due 09/01/04+ ...........................$     3,960,000
                Riverside County, California,
     200,000    Certificates of Participation,
                Riverside County Public Facilities,
                Series B, 4.000% due 12/01/15++ ................        200,000
     500,000    Sewer Revenue (AMBAC Insured),
                7.700% due 08/01/97.............................        511,706
                Sacramento, California:
   5,000,000    Commercial Paper, 3.850% due 08/14/97...........      5,000,000
   1,200,000    TRANS, 4.500% due 09/30/97......................      1,202,621
   1,000,000    Salinas, California, Multi-Family
                Housing Revenue, 4.000% due 05/15/27++ .........      1,000,000
                San Bernardino County, California:
   1,440,000    Industrial Development Authority Revenue,
                4.100% due 05/01/09++ ..........................      1,440,000
   2,000,000    Multi-Family Housing Revenue,
                4.100% due 08/01/05++ ..........................      2,000,000
                San Diego, California:
                Multi-Family Housing Revenue:
     210,000    (Nobel Court Apartments Project),
                4.050% due 12/01/08++ ..........................        210,000
                Regional Building Authority,
                Lease Revenue, Series A,
   4,520,000    7.750% due 11/01/97.............................      4,668,967
                TRANS, Series A,
     200,000    5.000% due 04/01/98.............................        201,454
     250,000    4.375% due 09/30/97.............................        250,423
   2,000,000    Unified School District, TRANS,
                4.750% due 10/01/97.............................      2,005,329
   1,500,000    San Diego, California, Multi-Family Housing,
                California, Multi Family, HSG,
                University Town Center Apartments,
                4.050% due 10/01/15+ ...........................      1,500,000
                San Diego County, California,
                Commercial Paper:
   2,000,000    Industrial Development, 3.650%
                due 08/05/97....................................      2,000,000
   2,000,000    Department of Transportation,
                3.700% due 08/13/97.............................      2,000,000
     500,000    San Francisco, California, Bay Area Rapid
                Transit, District Sales Tax Revenue,
                Subordinated Notes, (AMBAC Insured),
                4.600% due 07/01/97.............................        500,000
   2,000,000    San Mateo County, California, TRANS,
                4.500% due 07/01/97.............................      2,000,000
     400,000    Santa Ana, California, Health Facilities
                Revenue, Multi-Modal Town and Country,
                3.890% due 10/01/20+ ...........................        400,000
                Santa Barbara County,
     500,000    TRANS, Series A, 4.750% due 10/01/97............        501,451
   4,500,000    Santa Clara County, TRANS,
                Series A, 4.500% due 08/01/97...................      4,502,497
                University of California, Commercial Paper:.....
   3,500,000    3.650% due 09/18/97.............................      3,500,000
   1,250,000    Series A, 6.900% due 09/18/97...................      1,281,288
   5,000,000    West Contra Costa, California,
                Unified School District, TRANS,
                4.250% due 12/11/97.............................      5,008,324
                                                                      ---------

TOTAL MUNICIPAL BONDS AND NOTES ................................    118,171,777
                                                                    -----------

TOTAL INVESTMENTS -- 99.5%
(At amortized cost*)............................................    118,171,777

OTHER ASSETS AND LIABILITIES -- 0.5%
(Net)...........................................................        551,285
                                                                        -------

NET ASSETS -- 100.0%.............................................$   118,723,062
                                                                     ===========


  *  Aggregate cost for federal tax purposes.
  +  Floating-rate note, rate resets daily.
 ++  Floating-rate note, rate resets weekly.

Descriptions of securities have not been audited by Deloitte & Touche LLP.

Abbreviations:
AMBAC.........American Municipal Bond Assurance Corporation
FSA...........Federal Security Assurance
GO............General Obligation
MBIA..........Municipal Bond Investors Assurance
TRANS.........Tax and Revenue Anticipation Notes


The Montgomery California Tax-Free Money Fund concentrates in California municipal securities. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences, including impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

--
70
--

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------
                                                           The Montgomery Funds
                                                           ---------------------
                                                             Federal Tax-Free
                                                                Money Fund
                                                           ---------------------
                                                           I N V E S T M E N T S


P O R T F O L I O   I N V E S T M E N T S
June 30, 1997


MUNICIPAL BONDS AND NOTES -- 101.1%

Principal Amount                                                  Value (Note 1)
                Alaska -- 0.5%
    $600,000    Anchorage, Alaska, Series B,
                4.150% due 08/01/97.............................$       600,248
                Alabama -- 0.6%
     680,000    Alabama Higher Education Loan Corporation,
                6.200% due 09/01/97.............................        682,761
                Arkansas -- 1.5%
     310,000    Arkansas State Development Finance,
                State Police Headquarters,
                3.800% due 06/01/98.............................        309,724
   1,400,000    Fayetteville, Arkansas, Public Facilities
                Board Revenue, Butterfield Trail Village,
                4.250% due 09/01/27+............................      1,400,000
                                                                      ---------
                                                                      1,709,724
                Arizona -- 4.1%
     950,000    Arizona State, Transportation
                Board Highway Revenue,
                7.800% due 07/01/97.............................        950,000
   1,000,000    Glendale, Arizona, Water and Sewer Revenue,
                7.750% due 07/01/97.............................      1,000,000
                Maricopa County, Arizona:
     100,000    School District No. 038 (Madison Elementary
                School Improvement Project 1988), Series B,
                6.500% due 07/01/97.............................        102,000
   1,000,000    School District No. 069, Tax
                Anticipation Notes (Paradise Valley),
                5.250% due 07/01/97.............................      1,000,000
   1,000,000    Unified School District No. 097,
                Tax Anticipation Notes (Deer Valley),
                Series A, 4.450% due 07/31/97...................      1,000,432
     100,000    Pima County, Arizona, General Obligation,
                4.800% due 07/01/97.............................        100,000
     500,000    Tempe, Arizona, General Obligation Bonds,
                6.000% due 07/01/97.............................        500,000
                                                                      ---------
                                                                      4,652,432
                California -- 2.6%
   3,000,000    Richmond, California, Joint Powers
                Financing Authority,
                4.000% due 09/01/04+............................      3,000,000
                Colorado -- 2.9%
     300,000    Centennial Water and Sanitation District,
                Colorado, Revenue Refunding, Series A
                (LOC: Swiss Bank, New York),
                4.750% due 12/01/97.............................        301,261
                Colorado Health Facilities Authority Revenue:
     300,000    (Boulder Community Hospital Project),
                Series C (MBIA Insured),
                4.150% due 10/01/14++...........................        300,000
                Denver, Colorado, City and County:
                General Obligation Bonds:
   2,590,000    5.000% due 10/01/97.............................      2,598,913
     100,000    5.950% due 08/01/97.............................        100,191
                                                                      ---------
                                                                      3,300,365
                Connecticut -- 1.7%
                Connecticut State:
     200,000    5.000% due 12/15/97.............................        200,973
   1,700,000    State of Connecticut, Health & Education
                Commercial Paper, 3.750% due 07/23/97...........      1,700,000
                                                                      ---------
                                                                      1,900,973
                Delaware -- 0.1%
     135,000    Delaware State, Revenue Refunding,
                Series C, 4.500% due 07/01/97...................        135,000
                Florida -- 6.4%
   1,200,000    Atlantic Beach, Florida, Revenue, Fleet
                Landing, Class B, 4.350% due 10/01/24+..........      1,200,000
   2,000,000    City of Orlando, Commercial Paper,
                3.700% due 08/13/97.............................      2,000,000
     250,000    Florida State Board of Education Capital
                Outlay, Series C, 6.250% due 06/01/98...........        255,009
                Jacksonville Electric Authority Revenue, Florida:
     250,000    Series 6-C, 6.200% due 10/01/97.................        251,452
     200,000    Series 2 1987A-1, 6.800% due 10/01/97...........        201,585
                Commercial Paper,
     700,000    3.900% due 07/18/97.............................        700,000
   1,000,000    3.700% due 08/14/97.............................      1,000,000
   1,000,000    Sunshine State, Florida, Government Finance,
                Commercial Paper, 3.700% due 07/22/97...........      1,000,000
     700,000    Volusia County, Florida, Health Facilities
                Authority, Health Facilities Revenue,
                Alliance Community for Retirement Living
                (LOC: Rabobank Nederland),
                4.250% due 09/01/20+............................        700,000
                                                                      ---------
                                                                      7,308,046
                Georgia -- 2.5%
                Fulton County, Georgia:
   1,900,000    Municipal Electric Authority of Georgia,
                4.100% due 01/01/20+............................      1,900,000
     900,000    Residential Care Facilities Revenue Refunding
                (Lenbrook Square Foundation Project)
                (LOC: Rabobank Nederland),
                4.250% due 01/01/18+............................        900,000

                                                                              --
                                                                              71
                                                                              --

The accompanying notes are an integral part of these financial statements.

---------------------
The Montgomery Funds
---------------------
  Federal Tax-Free
     Money Fund
---------------------
I N V E S T M E N T S


MUNICIPAL BONDS AND NOTES -- continued

Principal Amount                                                  Value (Note 1)
                Georgia -- continued
                Fulton County, Georgia:
$    100,000    Savannah, Georgia, Downtown
                Development Authority Revenue
                (Savannah Parking Facilities Project),
                 4.200% due 09/01/05++..........................$       100,000
                                                                      ---------
                                                                      2,900,000
                Hawaii -- 4.7%
                State of Hawaii:
                City and County of Honolulu:
   1,000,000    Commercial Paper,
                3.700% due 08/14/97.............................      1,000,000
   2,500,000    Series A,
                5.300% due 03/01/98.............................      2,524,278
                Series B,
     400,000    6.900% due 10/01/97.............................        403,269
     200,000    4.200% due 10/01/97.............................        200,090
     500,000    General Obligation, 6.700% due 09/01/97.........        502,634
     700,000    Housing Finance & Development Corporation
                Revenue, 4.200% due 07/01/24+...................        700,000
                                                                      ---------
                                                                      5,330,271
                Illinois -- 5.2%
                Chicago, Illinois:
     500,000    Public Building, Community College Building
                Revenue, Community College District No.508,
                Series A, (MBIA Insured),
                7.500% due 01/01/98.............................        518,972
   1,000,000    Tender Notes, Series C, (LOC: Societe
                Generale), 3.600% due 10/31/99+++...............      1,000,000
     400,000    Cook County, Illinois, General Obligations,
                6.600% due 11/01/97.............................        403,340
     200,000    Dekalb, Illinois, General Obligation Bonds,
                6.400% due 12/01/03+............................        204,086
     200,000    Du Page, Illinois, General Obligation,
                7.800% due 11/01/01+............................        206,436
   1,000,000    Illinois Development Finance Authority
                Revenue, Chicago Academy of Science,
                4.150% due 01/01/31+............................      1,000,000
     400,000    Illinois Health Facilities Authority Revenue
                (Swedish Covenant Hospital Project)
                (AMBAC Insured), 4.150% due 08/01/25++..........        400,000
                Illinois State:
     400,000    General Obligations,
                8.000% due 10/01/04+............................        411,941
   1,800,000    O'Hare International Airport Revenue,
                Series C, 4.100% due 01/01/18+..................      1,800,000
                                                                      ---------
                                                                      5,944,775
                Indiana -- 2.4%
   1,100,000    Indiana Health Facility Financing Authority
                Hospital Revenue,
                7.100% due 09/01/97.............................      1,106,366
   1,000,000    Indiana Secondary Market,  Series B,
                4.250% due 12/01/14+++..........................      1,000,000
     600,000    Jasper County, Indiana, Pollution Control
                Revenue, Northern Indiana Public Services,
                Series B, 4.050% due 06/02/13++.................        600,000
                                                                      ---------
                                                                      2,706,366
                Iowa -- 0.9%
     250,000    Iowa State, Certificates of Participation,
                (AMBAC Insured), 5.500% due 07/01/97............        250,000
     725,000    Polk County, Iowa, Health Facilities Revenue,
                Mercy Health Center, 6.100% due 11/01/97........        730,205
                                                                      ---------
                                                                        980,205
                Kansas -- 1.1%
   1,000,000    Kansas State,
                Development Finance Authority Revenue
                (MBIA Insured), 4.550% due 10/01/97.............      1,002,415
     250,000    Witchita, Kansas, Water & Sewer Utilities,
                Series B, 4.800% due 04/01/98...................        251,181
                                                                      ---------
                                                                      1,253,596
                Kentucky -- 1.6%
                Kentucky State, Property & Buildings
                Commission Revenue:
   1,000,000    Project No. 40, Toyota Project,
                7.900% due 11/01/97.............................      1,013,810
     300,000    Project No. 57,
                4.000% due 11/01/97.............................        300,046
     500,000    Murray State University, Kentucky,
                Series G, 8.000% due 05/01/98...................        526,720
                                                                      ---------
                                                                      1,840,576
                Louisiana -- 5.3%
     500,000    Louisiana Public Facilities Authority Revenue,
                Kenner Hotel Ltd, 4.150% due 12/01/15++.........        500,000
   1,000,000    Louisiana Public Facilities Authority, Revenue
                Commercial Paper, 3.700% due 08/14/97...........      1,000,000
   1,040,000    Louisiana State, Revenue Refunding, Series A,
                7.000% due 08/01/97.............................      1,063,579
     500,000    Louisiana State Correctional Facilities
                Corporation, (FSA Insured),
                4.600% due 12/15/97.............................        501,094
     750,000    Louisiana State Offshore Terminal Authority,
                4.000% due 09/01/08+............................        750,000
                West Feliciana Parish, Louisiana, Pollution
                Control Revenue, (Gulf State Utilities Company
                Project) (LOC: Canadian Imperial Bank):
   1,000,000     4.100% due 04/01/16+...........................      1,000,000
   1,300,000    Series D, 4.100% due 12/01/15+..................      1,300,000
                                                                      ---------
                                                                      6,114,673
                Maine -- 0.1%
     100,000    Maine State, General Purpose Obligation,
                6.000% due 07/01/97.............................        100,000

--
72
--

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------
                                                           The Montgomery Funds
                                                           ---------------------
                                                             Federal Tax-Free
                                                                Money Fund
                                                           ---------------------
                                                           I N V E S T M E N T S



MUNICIPAL BONDS AND NOTES -- continued

Principal Amount                                                  Value (Note 1)
                Maryland -- 1.6%
$    250,000    Baltimore, Maryland, (MBIA Insured),
                9.000% due 10/15/97............................. $      253,542
     300,000    Maryland State, Health and Higher Education
                Facilities Authority Revenue (Pooled Loan
                Program), Series B (General Obligation of
                Institutions Insured) (LOC: First National
                Bank of Chicago), 4.150% due 04/01/35++.........        300,000
     250,000    Montgomery County, Maryland, Series A,
                6.750% due 04/01/00+............................        260,131
     750,000    Prince Georges County, Maryland, Series A,
                6.600% due 02/01/02+............................        776,861
     225,000    Washington County, Maryland,
                5.950% due 01/01/98.............................        227,336
                                                                        -------
                                                                      1,817,870
                Michigan -- 0.2%
     250,000    Michigan State Building Authority Revenue
                Refunding, Series I, 5.600% due 10/01/97........        251,133


                Minnesota -- 2.4%
   1,000,000    Cohasset, Minnesota, Minnesota Power
                & Light Company, Class A,
                4.250% due 06/01/20++...........................      1,000,000
     900,000    Duluth, Minnesota, Health Facilities Revenue
                Bonds, 4.250% due 06/01/19++....................        900,000
     385,000    Dakota and Washington Counties, Minnesota,
                Housing and Redevelopment Authority,
                Bloomington Single-Family Residential
                Mortgage Revenue (GNMA Insured),
                7.400% due 09/01/97.............................        387,160
                Minnesota State:
     250,000    4.700% due 08/01/97.............................        250,181
     200,000    6.500% due 08/01/97.............................        200,494
                                                                      ---------
                                                                      2,737,835
                Mississippi -- 1.3%
                Jackson County, Mississippi:
     205,000    School District, Series B,
                6.750% due 12/15/97.............................        207,611
     250,000    Mississippi State, Series C,
                4.500% due 12/01/97.............................        250,859
   1,000,000    Perry County, Mississippi, Pollution Control
                Revenue Refunding (Leaf River Forest Project),
                4.050% due 03/01/02+............................      1,000,000
                                                                      ---------
                                                                      1,458,470
                Missouri -- 5.7%
   1,000,000    Independence, Missouri, Water Utility
                Commercial Paper, 3.750% due 08/13/97...........      1,000,000
                Kansas City, Missouri, Industrial
                Development Authority:
   1,500,000    Multi-Family Housing Revenue,
                Willow Creek IV Apartments,
                4.150% due 09/01/25++...........................      1,500,000
                Resh Health Services System,
   1,000,000    4.050% due 04/15/15+............................      1,000,000
   1,000,000    4.050% due 10/15/15+............................      1,000,000
   2,000,000    Missouri State, Health and Education
                Facilities Authority, Health Facilities Revenue
                (Bethesda Barclay House), Series A
                (LOC: Mercantile Bank St. Louis),
                4.400% due 08/15/26+ ...........................      2,000,000
                                                                      ---------
                                                                      6,500,000
                Nebraska -- 1.7%
     180,000    Buffalo County, Nebraska, Hospital Authority
                Revenue, No. 1 (Sisters of Charity Richard
                Young Memorial Hospital Project)
                (MBIA Insured), 4.050% due 05/01/18++...........        180,000
   1,800,000    Nebraska Higher Education Loan Program,
                4.300% due 12/01/16++...........................      1,800,000
                                                                      ---------
                                                                      1,980,000
                Nevada -- 3.3%
                Clark County, Nevada:
   3,000,000    Industrial Development Revenue,
                4.150% due 11/01/20++...........................      3,000,000
     375,000    Sanitation District, 5.250% due 07/01/97........        375,000
                Nevada State:
     100,000    General Obligations, 6.600% due 08/01/97........        100,210
     250,000    Washoe County, Improvement and Refunding
                (MBIA Insured), 7.100% due 07/01/97.............        250,000
                                                                      ---------
                                                                      3,725,210
                New Hampshire -- 0.4%
     500,000    Manchester, New Hampshire, Public
                Improvement Revenue, 7.300% due 09/01/97........        512,949


                New Jersey -- 0.9%
   1,000,000    Passaic Valley, New Jersey, Series C,
                7.100% due 12/01/20+............................      1,033,612


                New Mexico - 1.4%
     500,000    Albuquerque, New Mexico, Water
                and Sewer System Revenue, Series C,
                6.650% due 07/01/97.............................        500,000
   1,100,000    Farmington, New Mexico, Pollution Control
                Revenue, Series B, 4.050% due 09/01/24++........      1,100,000
                                                                      ---------
                                                                      1,600,000
                New York -- 0.9%
     300,000    New York, New York, General Obligation
                Bonds, Series B (FGIC Insured),
                5.500% due 10/01/22+............................        300,000
     410,000    New York State, Medical Care Facilities
                Finance Agency, 7.700% due 02/15/18+............        427,769
     340,000    Roslyn, New York, Free School District,
                5.150% due 01/15/98.............................        342,783
                                                                      ---------
                                                                      1,070,552

                                                                              --
                                                                              73
                                                                              --
The accompanying notes are an integral part of these financial statements.

---------------------
The Montgomery Funds
---------------------
  Federal Tax-Free
     Money Fund
---------------------
I N V E S T M E N T S


MUNICIPAL BONDS AND NOTES -- continued

Principal Amount                                                  Value (Note 1)
                Ohio -- 0.2%
$    240,000    Columbus, Ohio, Sewer Improvement
                Bonds, 9.000% due 09/15/97......................$       242,630
                Oklahoma -- 0.3%
     345,000    Tulsa, Oklahoma, Metropolitan Utility
                Authority, Utility Revenue,
                5.600% due 09/01/97.............................        345,937
                Pennsylvania -- 2.3%
   1,600,000    Cambria County, Pennsylvania, Industrial
                Development Authority, Resource Recovery
                Revenue, 4.200% due 09/01/19+...................      1,600,000
   1,000,000    Pennsylvania State Higher Education
                Assistance Agency Student Loan Revenue,
                4.2500% due 03/01/27+...........................      1,000,000
                                                                      ---------
                                                                      2,600,000
                South Carolina -- 0.4%
     400,000    Orangeburg County, South Carolina, Solid
                Waste Disposal Facilities Revenue (South
                Carolina Electric and Gas Company Project)
                (LOC: NationsBank of North Carolina),
                4.150% due 11/01/24+............................        400,000

                Tennessee -- 0.7%
     240,000    Chattanooga, Tennessee, General Obligation
                Bonds, 7.750% due 08/01/97......................        240,796
     535,000    Hamilton County, Tennessee, Revenue
                Refunding, Series A, 3.700% due 09/01/97........        534,906
                                                                        -------
                                                                        775,702
                Texas -- 8.9%
   1,250,000    Dallas, Texas, General Obligations,
                6.000% due 02/15/98.............................      1,267,066
   1,000,000    Dallas County, Texas, General Obligations,
                4.000% due 08/15/97.............................      1,000,257
                Harris County, Texas:
     700,000    Health Facilities Development Corporation,
                Hospital Revenue, 8.600% due 10/01/00++.........        722,154
     750,000    Toll Road, Senior Lien Revenue,
                8.625% due 08/15/97.............................        776,734
   1,000,000    Lower Neches Valley Authority, Texas,
                Chevron U.S.A. Inc. Project,
                3.500% due 02/15/17++...........................      1,000,000
                Northside, Texas, Independent School District:
     500,000    8.600% due 08/01/97.............................        502,051
     750,000    8.750% due 08/01/98.............................        753,062
   1,200,000    North Texas Higher Education Authority Inc.,
                Texas Student Loan Revenue Refunding,
                Series A, 4.250% due 04/01/20++.................      1,200,000
      40,000    Round Rock, Texas, General Obligation Bonds
                (FGIC Insured), 6.800% due 08/01/97.............         40,092
                Sabine River Authority, Texas:
     500,000    Pollution Control Revenue (Texas Utilities
                Electric Company Project), (Credit Insured
                AMBAC), 4.050% due 03/01/26+....................        500,000
     400,000    Water Supply Facilities Revenue,
                6.100% due 12/01/97.............................        403,360
     100,000    Tarrant County, Texas, General Obligation
                Bonds, 9.250% due 07/15/97......................        100,202
     700,000    Texas Municipal Power Agency, Revenue
                Refunding, 6.250% due 09/01/10+.................        716,983
   1,000,000    Texas State, Tax and Revenue Anticipation
                Notes, 4.750% due 08/29/97......................      1,001,243
     200,000    Trinity River Authority, Texas, Ten Mile
                Creek System Revenue (AMBAC Insured),
                4.625% due 08/01/97.............................        200,119
                                                                     ----------
                                                                     10,183,323
                Utah -- 0.6%
     600,000    Intermountain Power Agency, Utah Power
                Supply Revenue, 8.375% due 07/01/12+............        612,000
     100,000    Utah State Board of Regents, Student Loan
                Revenue, Series A (Student Loan Marketing
                Association Insured), 4.250% due 11/01/23++.....        100,000
                                                                        -------
                                                                        712,000
                Virginia -- 5.3%
   1,000,000    Alexandria, Virginia, General Obligation,
                7.000% due 08/01/97.............................      1,002,599
     150,000    Public Facility Lease Revenue (Henrico
                County Regional Jail Project),
                5.400% due 08/01/97.............................        150,199
     550,000    Norfolk, Virginia, General Obligation Bonds,
                7.150% due 08/01/99+ ...........................        562,481
   4,000,000    Peninsula Port Authority of Virginia,
                Revenue Updates (Shell Oil and Terminal
                Company Project), 4.050% due 12/01/05+..........      4,000,000
     250,000    Roanoke, Virginia, Revenue Refunding
                and Improvement Bonds, Series B,
                5.800% due 08/01/97.............................        250,414
      90,000    Upper Occoquan Sewer Authority,
                Virginia, Regional Sewer Revenue
                (MBIA Insured),  5.600% due 07/01/97............         90,000
                                                                      ---------
                                                                      6,055,693
                Washington -- 12.3%
     285,000    King County, Washington, Series A,
                9.000% due 12/01/97.............................        290,803
   1,000,000    Seattle, Washington, Metropolitan
                Municipality, 7.375% due 01/01/30+ .............      1,038,168
     630,000    Snohomish County, Washington, Series A,
                4.500% due 12/01/97.............................        631,794

--
74
--
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------
                                                           The Montgomery Funds
                                                           ---------------------
                                                             Federal Tax-Free
                                                                Money Fund
                                                           ---------------------
                                                           I N V E S T M E N T S


MUNICIPAL BONDS AND NOTES -- continued

Principal Amount                                                  Value (Note 1)
                Washington -- continued
                Washington State, Health Care Facilities
                (Sisters Providence):
$  3,490,000    Series B (Rabobank Nederland Insured),
                4.050% due 10/01/05++...........................$     3,490,000
   2,600,000    Series E (Rabobank Nederland Insured),
                4.050% due 10/01/05++...........................      2,600,000
                Washington State, Housing Finance Commission:
   1,450,000    Multi-Family Housing Revenue, Series A
                (LOC Pacific First Federal Savings),
                4.200% due 07/01/20++...........................      1,450,000
                Nonprofit Housing Revenue:
   1,350,000    Panorama City Project, (LOC Key Bank
                of Washington), 5.600% due 01/01/07+............      1,350,000
   2,800,000    YMCA Snohomish County Program
                (LOC Bank of Washington),
                5.350% due 08/01/19+............................      2,800,000
     400,000    Washington State, General Obligations,
                3.900% due 08/01/97.............................        400,095
                                                                     ----------
                                                                     14,050,860
                Wisconsin -- 2.8%
     200,000    Slinger, Wisconsin, School District,
                6.500% due 04/01/98.............................        203,940
                Wisconsin State:
   2,000,000    Operating Notes, 4.500% due 06/15/98............      2,011,980
   1,000,000    Series A, 6.400% due 05/01/00+..................      1,030,333
                                                                      ---------
                                                                      3,246,253
                Wyoming -- 3.3%
     800,000    Platte County, Wyoming, Pollution Control
                Revenue, 4.200% due 07/01/14+...................        800,000
   2,950,000    Uinta County, Wyoming, Pollution Control
                Revenue (Chevron U.S.A. Inc.),
                4.000% due 12/01/22+............................      2,950,000
                                                                      ---------
                                                                      3,750,000

TOTAL INVESTMENTS -- 101.1%
(At amortized cost*)............................................$   115,510,040

OTHER ASSETS AND LIABILITIES -- (1.1%)
(Net)...........................................................     (1,312,945)
                                                                      ---------

NET ASSETS -- 100.0% ...........................................$   114,197,095
                                                                    ===========

   * Aggregate cost for federal tax purposes.
   + Floating-rate note, rate resets daily.
  ++ Floating-rate note, rate resets weekly.
 +++ Floating-rate note, rate resets annually.

Descriptions of securities have not been audited by Deloitte & Touche LLP.

Abbreviations:
AMBAC.... American Municipal Bond Assurance Corporation
FGIC..... Federal Guaranty Insurance Corporation
FSA...... Federal Security Assurance
GNMA..... Government National Mortgage Association
LOC...... Line of Credit
MBIA..... Municipal Bond Investors Assurance

                                                                              --
                                                                              75
                                                                              --
The accompanying notes are an integral part of these financial statements.

---------------------
The Montgomery Funds
---------------------
 Government Reserve
        Fund
---------------------
I N V E S T M E N T S


P O R T F O L I O   I N V E S T M E N T S

June 30, 1997

FEDERAL FARM CREDIT BANK (FFCB) -- 12.9%

Principal Amount                                                  Value (Note 1)
 $ 5,925,000    5.340% due 07/01/97..............................$    5,925,000
   7,000,000    5.550% due 07/01/97..............................     7,000,000
   3,310,000    5.930% due 07/01/97..............................     3,310,000
   5,000,000    Discount Note due 07/22/97.......................     4,983,900
  17,150,000    5.380% due 08/01/97..............................    17,150,260
   5,000,000    5.550% due 08/01/97..............................     4,999,243
   2,000,000    5.850% due 08/01/97..............................     2,000,029
     500,000    4.600%** due 08/14/97+++.........................       499,053
   6,000,000    5.620% due 09/03/97..............................     6,000,391
     500,000    Discount Note due 09/15/97.......................       494,237
     500,000    11.900% due 10/20/97.............................       508,993
     500,000    5.900%** due 11/18/97++++........................       499,821
     425,000    5.950%** due 11/19/97++++........................       424,773
     395,000    7.950% due 01/02/98..............................       398,698
   1,000,000    4.800% due 01/14/98..............................       993,624
   3,000,000    4.650%** due 03/02/98+++.........................     2,977,300
   1,100,000    5.450% due 03/03/98..............................     1,097,743
     750,000    Medium-Term Note, 6.280% due 03/30/98............       751,028
   1,000,000    5.900% due 04/01/98..............................       999,523
                                                                     ----------
                                                                     61,013,616
                                                                     ----------

FEDERAL HOME LOAN BANK (FHLB) -- 27.1%
   2,203,000    Discount Note due 07/01/97.......................     2,203,000
   4,000,000    Discount Note due 07/07/97.......................     3,996,347
     500,000    5.920% due 07/07/97..............................       500,003
     500,000    5.250%** due 07/16/97............................       499,896
   1,000,000    5.850% due 07/18/97..............................     1,000,026
     500,000    5.240% due 07/20/98..............................       496,530
   1,000,000    Discount Note due 07/23/97.......................       996,663
   2,000,000    4.472%** due 07/28/97++..........................     1,998,247
   1,000,000    4.858%** due 07/30/97+++.........................       999,347
   2,750,000    Discount Note due 08/04/97.......................     2,735,845
     500,000    5.531%** due 08/04/97++++........................       500,051
     525,000    Discount Note due 08/08/97.......................       521,980
   2,100,000    4.450%** due 08/20/97++..........................     2,095,913
   1,000,000    4.260%** due 09/03/97++..........................       997,096
     500,000    5.945% due 09/05/97..............................       500,115
   1,000,000    4.710%** due 09/15/97++..........................       997,625
   1,450,000    4.242%** due 09/24/97++..........................     1,444,540
   7,000,000    6.000% due 09/24/97..............................     7,002,868
     645,000    4.660%** due 10/14/97++..........................       642,212
   1,500,000    4.302%** due 10/16/97++..........................     1,492,679
     810,000    Discount Note due 10/16/97.......................       796,472
  25,000,000    Discount Note due 10/23/97.......................    24,556,350
   1,300,000    7.230% due 10/28/97..............................     1,305,494
   5,000,000    Discount Note due 11/13/97.......................     4,895,375
   1,000,000    7.490% due 11/17/97..............................     1,006,379
   4,000,000    5.450% due 12/02/97..............................     3,992,460
   5,000,000    5.260%** due 12/10/97+...........................     4,999,144
     535,000    7.870% due 12/15/97..............................       539,510
   5,000,000    5.528%** due 12/16/97++..........................     4,998,879
   1,500,000    5.330% due 12/19/97..............................     1,497,437
   5,620,000    Discount Note due 01/02/98.......................     5,462,312
   3,700,000    7.930% due 01/20/98..............................     3,743,998
   2,750,000    4.647%** due 02/12/98++..........................     2,730,298
   2,500,000    4.647%** due 02/25/98++..........................     2,477,737
   4,500,000    4.840%** due 02/25/98+++.........................     4,469,302
     500,000    5.875% due 02/26/98..............................       499,216
     710,000    5.670% due 03/10/98..............................       708,153
   1,500,000    4.500%** due 03/16/98++++........................     1,487,173
     500,000    4.550%** due 03/16/98++++........................       495,334
     400,000    5.790% due 03/18/98..............................       400,046
   5,000,000    5.690% due 03/25/98..............................     4,994,367
     500,000    5.260% due 04/27/98..............................       497,241
  20,000,000    Discount Note due 07/07/98.......................    19,982,256
                                                                    -----------
                                                                    128,155,916
                                                                    -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 10.1%
     315,922    1323D, 6.350%** due 07/15/97++...................       316,048
   9,012,056    90123, 6.500% due 08/01/97.......................     9,012,056
   7,177,986    1357, 6.900%** due 08/15/97++....................     7,177,986
     490,397    490011, 10.000% due 09/01/97.....................       490,409
   2,086,529    1402E, 6.200%** due 10/15/97++...................     2,088,065
  19,764,155    1405E, 6.450%** due 10/15/97++...................    19,782,025
   3,037,405    90154, 7.000% due 11/01/97.......................     3,037,405
   1,188,577    1431, 0.000% (CMO) due 11/15/97..................     1,170,453
     774,667    M90163, 7.000% due 12/01/97......................       776,395
   1,253,944    1427F, 6.150%** due 12/15/97++...................     1,254,408
     941,651    M19081, 5.500% due 02/01/98......................       938,562
     365,941    17211, 6.500% due 02/01/98.......................       366,443
     500,000    4.650%** due 03/11/98+++.........................       496,435
   1,000,000    4.500%** due 03/25/98+++.........................       990,046
                                                                    -----------
                                                                     47,896,736
                                                                    -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 4.5%
   1,000,000    5.360% due 07/11/97..............................       999,990
     229,836    50335, 9.500% due 08/01/97.......................       229,836
     300,000    4.980%** due 08/05/97++..........................       299,669
   1,500,000    4.322%** due 09/22/97++..........................     1,494,667
      87,850    070620, 9.000% due 10/01/97......................        87,850
      20,440    106988, 9.000% due 10/01/97......................        20,445
   2,000,000    4.322%** due 10/06/97++..........................     1,991,063
     470,000    5.650% due 10/20/97..............................       469,614
       3,877    107590, 9.000% due 11/01/97......................         3,878
     740,123    124691, 9.500% due 11/01/97......................       740,075
      48,333    050380, 9.000% due 12/01/97......................        48,425
     500,000    6.050% due 12/19/97..............................       500,772
      66,989    112363, 9.000% due 01/01/98......................        67,158

--
76
--

The accompanying notes are an integral part of these financial statements.

                                                          ---------------------
                                                          The Montgomery Funds
                                                          ---------------------
                                                           Government Reserve
                                                                  Fund
                                                          ---------------------
                                                          I N V E S T M E N T S


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- continued

Principal Amount                                                  Value (Note 1)
$     37,705    050395, 9.000% due 01/01/98.....................$        37,777
   1,500,000    4.900%** due 01/06/98++.........................      1,491,901
     750,000    4.525%** due 01/28/98++.........................        744,197
   1,000,000    6.000%** due 02/17/98+++........................      1,000,281
   4,210,000    4.840%** due 02/25/98+++........................      4,176,452
   4,050,000    4.840%** due 02/25/98+++........................      4,017,199
     750,000    4.805%** due 03/10/98++++.......................        745,165
   2,000,000    8.050% due 07/14/04.............................      2,001,563
                                                                    -----------
                                                                     21,167,977
                                                                    -----------

HOUSING AND URBAN DEVELOPMENT (HUD) -- 0.2%
  1,000,000     5.850% due 08/01/97.............................      1,000,021
                                                                      ---------


STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 17.9%
  12,875,000    Discount Note due 07/01/97......................     12,875,000
   6,675,000    5.610%** due 07/16/97...........................      6,675,655
   1,000,000    5.260%** due 07/17/97+..........................        999,800
   5,000,000    5.250%** due 08/21/97+..........................      5,000,000
   6,500,000    Medium-Term Note,
                5.965% due 09/12/97.............................      6,501,842
   5,000,000    5.740% due 10/03/97.............................      5,003,308
     285,000    5.180% due 10/16/97 ............................        284,705
   5,000,000    5.420%** due 10/30/97+..........................      5,000,900
   1,750,000    5.000%** due 11/06/97++.........................      1,745,190
     100,000    5.640% due 11/26/97.............................         99,829
   1,310,000    4.720%** due 12/18/97++.........................      1,303,478
   8,750,000    5.630% due 12/24/97.............................      8,737,525
   2,000,000    5.420%** due 01/21/98+..........................      2,001,584
   5,000,000    5.275%** due 02/05/98+..........................      4,998,682
   1,150,000    4.820%** due 02/11/98++++.......................      1,141,640
     500,000    5.370%** due 02/17/98+..........................        500,267
     648,000    5.535% due 02/25/98.............................        646,022
   8,825,000    7.000% due 03/03/98.............................      8,891,941
   1,650,000    5.315%** due 04/21/98+..........................      1,649,623
  10,500,000    5.305%** due 11/06/98+..........................     10,499,579
                                                                    -----------
                                                                     84,556,570
                                                                    -----------

U.S. SOVEREIGN BONDS -- 0.2%
     903,850    AID-Israel, Series B,
                5.879% due 01/01/99+............................        903,850
                                                                    -----------

U.S. TREASURY NOTES -- 1.3%
   3,000,000    5.000% due 01/31/98.............................      2,985,779
   3,000,000    6.125% due 03/31/98.............................      3,007,978
                                                                      ---------
                                                                      5,993,757
                                                                    -----------

TOTAL SECURITIES ...............................................    350,688,443
                                                                    -----------

REPURCHASE AGREEMENTS -- 31.3%
  20,000,000    Agreement with Bear Stearns, Tri-Party,
                5.550% dated 06/24/97, to be
                repurchased at $20,021,583 on 07/01/97,
                collateralized by $20,400,000 market
                value of U.S. government securities,
                having various maturities and various
                interest rates.....................................  20,000,000

  52,043,500    Agreement with Bear Stearns, Tri-Party,
                6.200% dated 06/30/97, to be
                repurchased at $52,052,463 on 07/01/97,
                collateralized by $53,084,370 market value of
                U.S. government securities, having various
                maturities and various interest rates..............  52,043,500

  35,139,500    Agreement with Greenwich Capital,
                Tri-Party, 6.200% dated 06/30/97,
                to be repurchased at $35,145,552 on
                07/01/97, collateralized by $35,842,290
                market value of U.S. government securities,
                having various maturities and various
                interest rates ....................................  35,139,500

  41,022,000    Agreement with HSBC Securities Inc.,
                Tri-Party, 6.200% dated 06/30/97,
                to be repurchased at $41,029,065 on
                07/01/97, collateralized by $41,842,509
                market value of U.S. government securities,
                having various maturities and
                various interest rates.............................  41,022,000
                                                                    -----------

TOTAL REPURCHASE AGREEMENTS ......................................  148,205,000
                                                                    -----------

TOTAL INVESTMENTS -- 105.5%
(At amortized cost*)................................................498,893,443

OTHER ASSETS AND LIABILITIES -- (5.5%)
(Net)...............................................................(25,739,450)
                                                                    -----------

NET ASSETS -- 100.0% ........................................... $  473,153,993
                                                                    ===========

    * Aggregate cost for federal tax purposes.
   ** Rate represents annualized yield at date of purchase.
    + Floating-rate note, rate resets weekly.
   ++ Floating-rate note, rate resets monthly.
  +++ Floating-rate note, rate resets quarterly.
 ++++ Floating-rate note, rate resets annually.

Descriptions of securities have not been audited by Deloitte & Touche LLP.

Abbreviations:
CMO..Collateralized Mortgage Obligation                                       --
                                                                              77
                                                                              --
The accompanying notes are an integral part of these financial statements.

-----------------------
 The Montgomery Funds
-----------------------
    Statements of
Assets and Liabilities
-----------------------

J U N E   3 0,   1 9 9 7

                                                                                         Emerging Asia     Emerging Markets
                                                                                             Fund                Fund
Assets:
----------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (note 1)
    Securities....................................................................  $     55,566,387      $ 1,173,816,381
    Repurchase agreements.........................................................         8,074,000           84,066,000
                                                                                        ------------        -------------
Total Investments                                                                         63,640,387        1,257,882,381
Cash..............................................................................           499,832            2,091,231
Foreign currency, at value (Cost $5,166, $15,446,683, $724,600, $119,516, $491,869,
    $524,018 and $1,155,883, respectively)........................................             5,268           15,184,509
Forward foreign currency exchange contracts:
    Forward foreign currency exchange contracts to buy, at value (Contract cost
      $537,552, $5,108,462, $943,526, $255,048, $128,386, $1,176,277
      and $3,020,280, respectively (note 5).......................................           537,181            5,090,710
    Forward foreign currency exchange contracts to sell (note 5)................             183,765            2,921,926
Receivables:
    Dividends.....................................................................            83,592            4,735,404
    Interest......................................................................             1,391              223,960
    Equity swaps..................................................................           380,933                   --
    Expenses absorbed by Manager .................................................                --                   --
    Shares of beneficial interest sold............................................         1,782,339            5,588,196
    Investment securities sold....................................................           281,528            7,823,616
Other Assets:
    Segregated cash for equity swap agreements....................................         3,250,700                   --
    Organization costs (note 1)...................................................            17,341                   --
                                                                                        ------------        -------------
Total Assets                                                                              70,664,257        1,301,541,933
                                                                                        ------------        -------------
Liabilities:
----------------------------------------------------------------------------------------------------------------------------------
Forward foreign currency exchange contracts:
    Forward foreign currency exchange contracts to buy (note 5)...................           537,552            5,108,462
    Forward foreign currency exchange contracts to sell, at value (Contract cost $183,765, $2,921,926, $564,098, $149,970, $271,226, $220,470 and
       $700,063, respectively) (note 5)...........................................           183,658            2,946,178
Payables:
    Deferred fee income on dollar roll transactions...............................                --                   --
    Deferred gain on dollar roll transactions.....................................                --                   --
    Shares of beneficial interest redeemed........................................            36,007            8,247,075
    Investment securities purchased...............................................         1,672,543           23,793,049
    Repurchases of investments under dollar roll agreements.......................                --                   --
    Management fees...............................................................            49,596              287,916
    Administration fees...........................................................             3,377               60,354
    Share marketing plan fees (Class P shares only)...............................                --                  280
    Custodian fees................................................................            16,342              337,819
    Trustees' fees and expenses...................................................             1,000                1,000
    Cash overdrafts...............................................................                --                   --
    Transfer agency and servicing fees............................................            13,797              320,717
    Accrued liabilities and expenses..............................................            55,129              375,153
                                                                                        ------------        -------------
Total Liabilities                                                                          2,569,001           41,478,003
                                                                                        ------------        -------------
Net Assets                                                                          $     68,095,256      $ 1,260,063,930
                                                                                        ------------        -------------
Investments at Identified Cost....................................................  $     54,171,456      $ 1,032,010,909
Net Assets Consist of:
----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income/(accumulated net investment loss).............  $       (142,648)     $       990,404
Accumulated net realized gain on securities sold, forward foreign currency exchange contracts, futures contracts, foreign currency transactions and
    securities sold short.........................................................         3,025,393           22,266,405
Net unrealized appreciation of investments, forward foreign currency exchange
    contracts, foreign currency transactions, equity swaps and net other assets...         9,910,245          225,531,707
Shares of beneficial interest.....................................................            36,020              747,815
Additional paid-in capital........................................................        55,266,246        1,010,527,599
                                                                                        ------------        -------------
Net Assets                                                                          $     68,095,256      $ 1,260,063,930
Net Assets:
----------------------------------------------------------------------------------------------------------------------------------
    Class R shares................................................................  $     68,095,256      $ 1,259,456,785
    Class P shares................................................................               N/A              607,145
                                                                                        ------------        -------------
Net Assets                                                                          $     68,095,256      $ 1,260,063,930
Number of Fund shares outstanding:
    Class R shares................................................................         3,601,959           74,745,323
    Class P shares................................................................               N/A               36,215
                                                                                        ------------        -------------
Total Shares                                                                               3,601,959           74,781,538
Class R Shares:
    Net Asset Value, offering and redemption price per share outstanding..........  $          18.91      $         16.85
                                                                                        ------------        -------------
Class P shares:
    Net Asset Value, offering and redemption price per share outstanding..........               N/A      $         16.77
                                                                                        ------------        -------------

--
78
--
The accompanying notes are an integral part of these financial statements.

                                                                                          Global         Global        International
                                                                                      Communications  Opportunities       Growth
                                                                                           Fund           Fund             Fund
Assets:
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (note 1)
    Securities....................................................................  $   140,892,724   $  31,356,186     $ 32,199,635
    Repurchase agreements.........................................................        8,056,000         621,000        1,286,000
                                                                                       ------------     -----------      -----------
Total Investments                                                                       148,948,724      31,977,186       33,485,635
Cash..............................................................................              457             377              855

Foreign currency, at value (Cost $5,166, $15,446,683, $724,600, $119,516, $491,869,
    $524,018 and $1,155,883, respectively)........................................          720,077         119,056          491,112
Forward foreign currency exchange contracts:
    Forward foreign currency exchange contracts to buy, at value (Contract cost
      $537,552, $5,108,462, $943,526, $255,048, $128,386, $1,176,277
      and $3,020,280, respectively (note 5).......................................          939,562         254,074          127,867
    Forward foreign currency exchange contracts to sell (note 5)................            564,098         149,970          271,226
Receivables:
    Dividends.....................................................................          304,923          90,532          122,344
    Interest......................................................................            1,387             107              222
    Equity swaps..................................................................               --              --               --
    Expenses absorbed by Manager .................................................               --              --               --
    Shares of beneficial interest sold............................................          260,562          63,006           15,152
    Investment securities sold....................................................        5,199,741         541,714          364,295
Other Assets:
    Segregated cash for equity swap agreements....................................               --              --               --
    Organization costs (note 1)...................................................            9,602           6,739            5,972
                                                                                       ------------     -----------      -----------
Total Assets                                                                            156,949,133      33,202,761       34,884,680
                                                                                       ------------     -----------      -----------
Liabilities:
------------------------------------------------------------------------------------------------------------------------------------
Forward foreign currency exchange contracts:
    Forward foreign currency exchange contracts to buy (note 5)...................          943,526         255,048          128,386
    Forward foreign currency exchange contracts to sell, at value (Contract cost $183,765, $2,921,926, $564,098, $149,970, $271,226, $220,470 and
       $700,063, respectively) (note 5)...........................................          562,988         149,785          272,893
Payables:
    Deferred fee income on dollar roll transactions...............................               --              --               --
    Deferred gain on dollar roll transactions.....................................               --              --               --
    Shares of beneficial interest redeemed........................................          260,033          15,266            7,377
    Investment securities purchased...............................................          988,062         352,718          451,579
    Repurchases of investments under dollar roll agreements.......................               --              --               --
    Management fees...............................................................           41,737          23,404           32,445
    Administration fees...........................................................            8,608           1,814            1,899
    Share marketing plan fees (Class P shares only)...............................               --              --                4
    Custodian fees................................................................           31,886           4,874            9,500
    Trustees' fees and expenses...................................................            1,000           1,000            1,000
    Cash overdrafts...............................................................               --              --               --
    Transfer agency and servicing fees............................................           53,076           3,357            9,969
    Accrued liabilities and expenses..............................................          103,116          24,572           51,930
                                                                                       ------------     -----------      -----------
Total Liabilities                                                                         2,994,032         831,838          966,982
                                                                                       ------------     -----------      -----------
Net Assets                                                                          $   153,955,101   $  32,370,923   $   33,917,698
                                                                                       ------------     -----------      -----------
Investments at Identified Cost....................................................  $   115,872,527   $  27,487,808   $   30,207,044
Net Assets Consist of:
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income/(accumulated net investment loss).............  $      (142,563)  $     (10,145)  $       37,597
Accumulated net realized gain on securities sold, forward foreign currency exchange contracts, futures contracts, foreign currency transactions and
    securities sold short.........................................................       21,664,944       3,153,311        1,567,555
Net unrealized appreciation of investments, forward foreign currency exchange
    contracts, foreign currency transactions, equity swaps and net other assets...       33,061,579       4,488,011        3,275,166
Shares of beneficial interest.....................................................           78,502          16,886           20,880
Additional paid-in capital........................................................       99,292,639      24,722,860       29,016,500
                                                                                       ------------     -----------      -----------
Net Assets                                                                          $   153,955,101   $  32,370,923   $   33,917,698
Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
    Class R shares................................................................  $   153,955,101   $  32,370,923   $   33,912,264
    Class P shares................................................................              N/A             N/A            5,434
                                                                                       ------------     -----------      -----------
Net Assets                                                                          $   153,955,101   $  32,370,923   $   33,917,698
Number of Fund shares outstanding:
    Class R shares................................................................        7,850,158       1,688,611        2,087,652
    Class P shares................................................................              N/A             N/A              335
                                                                                       ------------     -----------      -----------
Total Shares                                                                              7,850,158       1,688,611        2,087,987
Class R Shares:
    Net Asset Value, offering and redemption price per share outstanding..........  $         19.61   $       19.17   $        16.24
                                                                                       ------------     -----------      -----------
Class P shares:
    Net Asset Value, offering and redemption price per share outstanding..........              N/A             N/A   $        16.22
                                                                                       ------------     -----------      -----------
                                                                                       International        Asset
                                                                                         Small Cap        Allocation
                                                                                           Fund              Fund
Assets:
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (note 1)
    Securities....................................................................   $  50,451,746    $  120,254,477
    Repurchase agreements.........................................................       3,642,000                --
                                                                                       -----------      ------------
Total Investments                                                                       54,093,746       120,254,477
Cash..............................................................................             644        10,060,575
Foreign currency, at value (Cost $5,166, $15,446,683, $724,600, $119,516, $491,869,
    $524,018 and $1,155,883, respectively)........................................         519,915                --
Forward foreign currency exchange contracts:
    Forward foreign currency exchange contracts to buy, at value (Contract cost
      $537,552, $5,108,462, $943,526, $255,048, $128,386, $1,176,277
      and $3,020,280, respectively (note 5).......................................       1,170,834                --
    Forward foreign currency exchange contracts to sell (note 5)................           220,470                --
Receivables:
    Dividends.....................................................................          68,779            30,158
    Interest......................................................................           1,244           780,639
    Equity swaps..................................................................              --                --
    Expenses absorbed by Manager .................................................              --                --
    Shares of beneficial interest sold............................................         131,822            72,960
    Investment securities sold....................................................         599,362         1,056,946
Other Assets:
    Segregated cash for equity swap agreements....................................              --                --
    Organization costs (note 1)...................................................           6,884            11,632
                                                                                       -----------      ------------
Total Assets                                                                            56,813,700       132,267,387
                                                                                       -----------      ------------
Liabilities:
---------------------------------------------------------------------------------------------------------------------
Forward foreign currency exchange contracts:
    Forward foreign currency exchange contracts to buy (note 5)...................       1,176,277                --
    Forward foreign currency exchange contracts to sell, at value (Contract cost $183,765, $2,921,926, $564,098, $149,970, $271,226, $220,470 and
       $700,063, respectively) (note 5)...........................................         220,838                --
Payables:
    Deferred fee income on dollar roll transactions...............................              --             1,565
    Deferred gain on dollar roll transactions.....................................              --            10,547
    Shares of beneficial interest redeemed........................................         136,905           242,210
    Investment securities purchased...............................................       1,511,647         4,491,933
    Repurchases of investments under dollar roll agreements.......................              --             5,156
    Management fees...............................................................          58,684            94,784
    Administration fees...........................................................           3,039             7,338
    Share marketing plan fees (Class P shares only)...............................               1                65
    Custodian fees................................................................          11,027             5,521
    Trustees' fees and expenses...................................................           1,000             1,600
    Cash overdrafts...............................................................              --                --
    Transfer agency and servicing fees............................................          19,232            50,516
    Accrued liabilities and expenses..............................................          57,911            68,157
                                                                                       -----------      ------------
Total Liabilities                                                                        3,196,561         4,979,392
                                                                                       -----------      ------------
Net Assets                                                                           $  53,617,139    $  127,287,995
                                                                                       -----------      ------------
Investments at Identified Cost....................................................   $  47,708,681    $  105,341,485
Net Assets Consist of:
---------------------------------------------------------------------------------------------------------------------
Undistributed net investment income/(accumulated net investment loss).............   $      (2,447)   $    1,505,327
Accumulated net realized gain on securities sold, forward foreign currency exchange contracts, futures contracts, foreign currency transactions and
    securities sold short.........................................................       2,441,650         8,887,666
Net unrealized appreciation of investments, forward foreign currency exchange
    contracts, foreign currency transactions, equity swaps and net other assets...       6,376,976        14,912,985
Shares of beneficial interest.....................................................          31,244            64,008
Additional paid-in capital........................................................      44,769,716       101,918,009
                                                                                       -----------      ------------
Net Assets                                                                           $  53,617,139    $  127,287,995
Net Assets:
---------------------------------------------------------------------------------------------------------------------
    Class R shares................................................................   $  53,601,950    $  127,213,717
    Class P shares................................................................          15,189            74,278
                                                                                       -----------      ------------
Net Assets                                                                           $  53,617,139    $  127,287,995
Number of Fund shares outstanding:
    Class R shares................................................................       3,123,507         6,397,093
    Class P shares................................................................             885             3,734
                                                                                       -----------      ------------
Total Shares                                                                             3,124,392         6,400,827
Class R Shares:
    Net Asset Value, offering and redemption price per share outstanding..........   $       17.16    $       19.89
                                                                                       -----------      ------------
Class P shares:
    Net Asset Value, offering and redemption price per share outstanding..........   $       17.16    $       19.89
                                                                                       -----------      ------------
                                                                                            Global
                                                                                       Asset Allocation      Select 50
                                                                                             Fund               Fund
Assets:
-----------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (note 1)
    Securities....................................................................     $   1,624,107   $   162,804,774
    Repurchase agreements.........................................................                --        17,516,000
                                                                                          ----------      ------------
Total Investments                                                                          1,624,107       180,320,774
Cash..............................................................................                --           799,989
Foreign currency, at value (Cost $5,166, $15,446,683, $724,600, $119,516, $491,869,
    $524,018 and $1,155,883, respectively)........................................                --         1,130,261
Forward foreign currency exchange contracts:
    Forward foreign currency exchange contracts to buy, at value (Contract cost
      $537,552, $5,108,462, $943,526, $255,048, $128,386, $1,176,277
      and $3,020,280, respectively (note 5).......................................                --         3,013,143
    Forward foreign currency exchange contracts to sell (note 5)................                  --           700,063
Receivables:
    Dividends.....................................................................                --           175,007
    Interest......................................................................                --             3,017
    Equity swaps..................................................................                --                --
    Expenses absorbed by Manager .................................................            12,650                --
    Shares of beneficial interest sold............................................            10,066           964,015
    Investment securities sold....................................................                --         1,453,359
Other Assets:
    Segregated cash for equity swap agreements....................................                --                --
    Organization costs (note 1)...................................................            21,116             5,690
                                                                                          ----------      ------------
Total Assets                                                                               1,667,939       188,565,318
                                                                                          ----------      ------------
Liabilities:
-----------------------------------------------------------------------------------------------------------------------
Forward foreign currency exchange contracts:
    Forward foreign currency exchange contracts to buy (note 5)...................                --         3,020,280
    Forward foreign currency exchange contracts to sell, at value (Contract cost $183,765, $2,921,926, $564,098, $149,970, $271,226, $220,470 and
       $700,063, respectively) (note 5)...........................................                --           701,385
Payables:
    Deferred fee income on dollar roll transactions...............................                --                --
    Deferred gain on dollar roll transactions.....................................                --                --
    Shares of beneficial interest redeemed........................................                --           187,921
    Investment securities purchased...............................................             5,467        11,820,685
    Repurchases of investments under dollar roll agreements.......................                --                --
    Management fees...............................................................                --           177,674
    Administration fees...........................................................                --             9,374
    Share marketing plan fees (Class P shares only)...............................                --                47
    Custodian fees................................................................                --             8,791
    Trustees' fees and expenses...................................................             1,000             1,000
    Cash overdrafts...............................................................                 5                --
    Transfer agency and servicing fees............................................             1,325            37,911
    Accrued liabilities and expenses..............................................             6,690            82,274
                                                                                          ----------      ------------
Total Liabilities                                                                             14,487        16,047,342
                                                                                          ----------      ------------
Net Assets                                                                              $  1,653,452    $  172,517,976
                                                                                          ----------      ------------
Investments at Identified Cost....................................................      $  1,517,830    $  153,443,533
Net Assets Consist of:
-----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income/(accumulated net investment loss).............      $      8,065    $        4,401
Accumulated net realized gain on securities sold, forward foreign currency exchange contracts, futures contracts, foreign currency transactions and
    securities sold short.........................................................            19,162         8,365,379
Net unrealized appreciation of investments, forward foreign currency exchange
    contracts, foreign currency transactions, equity swaps and net other assets...           106,277        26,828,650
Shares of beneficial interest.....................................................             1,240            86,206
Additional paid-in capital........................................................         1,518,708       137,233,340
                                                                                          ----------      ------------
Net Assets                                                                              $  1,653,452    $  172,517,976
Net Assets:
-----------------------------------------------------------------------------------------------------------------------
    Class R shares................................................................      $  1,653,452    $  172,509,344
    Class P shares................................................................               N/A             8,632
                                                                                          ----------      ------------
Net Assets                                                                              $  1,653,452    $  172,517,976
Number of Fund shares outstanding:
    Class R shares................................................................           124,000         8,620,123
    Class P shares................................................................               N/A               432
                                                                                          ----------      ------------
Total Shares                                                                                 124,000         8,620,555
Class R Shares:
    Net Asset Value, offering and redemption price per share outstanding..........      $      13.33    $        20.01
                                                                                          ----------      ------------
Class P shares:
    Net Asset Value, offering and redemption price per share outstanding..........               N/A    $        19.98
                                                                                          ----------      ------------

                                                                              --
                                                                              79
                                                                              --
The accompanying notes are an integral part of these financial statements.

----------------------
 The Montgomery Funds
----------------------
    Statements of
Assets and Liabilities
----------------------
JUNE 30, 1997

                                                                                  Equity Income      Growth        Micro Cap
                                                                                      Fund            Fund           Fund
Assets:
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (note 1)
    Securities...............................................................  $   38,830,532  $  946,068,538  $  293,628,540
    Repurchase agreements....................................................              --     192,950,000      21,755,000
                                                                                -------------   -------------   -------------
Total Investments                                                                  38,830,532   1,139,018,538     315,383,540
Cash.........................................................................              --          68,801              --
Receivables:
    Dividends................................................................         100,233         454,705          82,630
    Interest ................................................................              --          33,230           8,280
    Shares of beneficial interest sold.......................................          35,810         787,948          52,879
    Investment securities sold...............................................         958,513      11,362,989       5,354,986
    Sale of investments under dollar roll agreements.........................              --              --              --
Other Assets:
    Organization costs (note 1)..............................................           6,243           6,627           3,540
                                                                                -------------   -------------   -------------
Total Assets                                                                       39,931,331   1,151,732,838     320,885,855
                                                                                -------------   -------------   -------------

Liabilities:
------------------------------------------------------------------------------------------------------------------------------------
Payables:
    Deferred fee income on dollar roll transactions..........................              --              --              --
    Deferred gain on dollar roll transactions................................              --              --              --
    Shares of beneficial interest redeemed...................................          18,557         931,394         425,032
    Investment securities purchased..........................................         223,843      12,337,571       2,322,999
    Reverse repurchase agreement.............................................              --              --              --
    Management fees..........................................................           7,881         231,341          92,089
    Administration fees......................................................           2,294          59,744          17,281
    Share marketing plan fees (Class P shares only)..........................             401             178              --
    Custodian fees...........................................................           1,794          17,481           7,090
    Dividends................................................................              --              --              --
    Trustees' fees and expenses..............................................           1,000           1,000           1,000
    Cash overdraft...........................................................         143,057              --             417
    Transfer agency and servicing fees.......................................          17,895         257,338          56,163
    Accrued liabilities and expenses.........................................          52,101         341,326         152,100
                                                                                -------------   -------------   -------------
Total Liabilities                                                                     468,823      14,177,373       3,074,171
                                                                                -------------   -------------   -------------
Net Assets                                                                     $   39,462,508  $1,137,555,465  $  317,811,684
                                                                                -------------   -------------   -------------

Investments at Identified Cost...............................................  $   34,395,778  $  903,752,359  $  226,438,638

Net Assets Consist of:
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income/(accumulated net investment loss)........  $           --  $    3,540,859  $           --
Accumulated net realized gain/(loss) on securities sold, forward foreign currency exchange contracts, futures contracts, foreign currency
    transactions and securities sold short...................................       2,310,263      68,776,914      13,294,331
Net unrealized appreciation of investments, forward foreign currency exchange
    contracts, foreign currency transactions and net other assets............       4,434,754     235,265,991      88,944,902
Shares of beneficial interest................................................          22,039         493,195         167,308
Additional paid-in capital ..................................................      32,695,452     829,478,506     215,405,143
                                                                                -------------   -------------   -------------
Net Assets                                                                     $   39,462,508  $1,137,555,465   $ 317,811,684
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
Class R shares...............................................................  $   38,594,751  $1,137,343,033   $ 317,811,684
Class P shares...............................................................         867,757         212,432             N/A
                                                                                -------------   -------------   -------------
Net Assets                                                                     $   39,462,508  $1,137,555,465   $ 317,811,684
Number of Fund shares outstanding:
Class R shares...............................................................       2,155,439      49,310,340      16,730,791
Class P shares...............................................................          48,468           9,189             N/A
                                                                                -------------   -------------   -------------
Total Shares                                                                        2,203,907      49,319,529      16,730,791
Class R shares:
    Net Asset Value, offering and redemption price per share outstanding.....  $        17.91   $       23.07   $       19.00
                                                                                -------------   -------------   -------------
Class P shares:
    Net Asset Value, offering and redemption price per share outstanding.....  $        17.90   $       23.12             N/A
                                                                                -------------   -------------   -------------

--
80
--

The accompanying notes are an integral part of these financial statements.

                                                                                                  Small Cap     California Tax-Free
                                                                                 Small Cap      Opportunities      Intermediate
                                                                                   Fund             Fund             Bond Fund
Assets:
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (note 1)
    Securities...............................................................   $  201,691,972     $218,190,931     $  21,325,825
    Repurchase agreements....................................................        3,994,000        9,719,000                --
                                                                                  ------------      -----------       -----------
Total Investments                                                                  205,685,972      227,909,931        21,325,825
Cash.........................................................................          630,675               --                --
Receivables:
    Dividends................................................................           23,010           44,020                --
    Interest ................................................................           11,334           18,169           366,989
    Shares of beneficial interest sold.......................................           28,705          108,479            26,035
    Investment securities sold...............................................               --          712,435                --
    Sale of investments under dollar roll agreements.........................               --               --                --
Other Assets:
    Organization costs (note 1)..............................................               --            9,490             8,497
                                                                                  ------------      -----------       -----------
Total Assets                                                                       206,379,696      228,802,524        21,727,346
                                                                                  ------------      -----------       -----------
Liabilities:
------------------------------------------------------------------------------------------------------------------------------------
Payables:
    Deferred fee income on dollar roll transactions..........................               --               --                --
    Deferred gain on dollar roll transactions................................               --               --                --
    Shares of beneficial interest redeemed...................................           87,779          548,686               500
    Investment securities purchased..........................................        1,194,721        1,686,449                --
    Reverse repurchase agreement.............................................               --               --                --
    Management fees..........................................................           44,291           59,638             2,437
    Administration fees......................................................           11,514           12,984               883
    Share marketing plan fees (Class P shares only)..........................            2,894               14                --
    Custodian fees...........................................................            3,536            4,748                --
    Dividends................................................................               --               --                --
    Trustees' fees and expenses..............................................            1,000            1,000             1,000
    Cash overdraft...........................................................               --               --             2,076
    Transfer agency and servicing fees.......................................           15,481           63,409             2,206
    Accrued liabilities and expenses.........................................           63,710           97,866            36,909
                                                                                  ------------      -----------       -----------
Total Liabilities                                                                    1,424,926        2,474,794            46,011
                                                                                  ------------      -----------       -----------
Net Assets                                                                      $  204,954,770     $226,327,730    $   21,681,335
                                                                                  ------------      -----------       -----------
Investments at Identified Cost...............................................   $  158,049,488     $186,040,448    $   20,895,253

Net Assets Consist of:
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income/(accumulated net investment loss)........   $           --     $         --    $        1,392
Accumulated net realized gain/(loss) on securities sold, forward foreign currency exchange contracts, futures contracts, foreign currency
    transactions and securities sold short...................................       18,908,238      (18,338,691)         (131,998)
Net unrealized appreciation of investments, forward foreign currency exchange
    contracts, foreign currency transactions and net other assets............       47,636,484       41,869,483           430,572
Shares of beneficial interest................................................          105,006          129,116            17,307
Additional paid-in capital ..................................................      138,305,042      202,667,822        21,364,062
                                                                                  ------------      -----------       -----------
Net Assets                                                                      $  204,954,770     $226,327,730     $  21,681,335
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
Class R shares...............................................................   $  198,298,458     $226,318,384     $  21,681,335
Class P shares...............................................................        6,656,312            9,346               N/A
                                                                                  ------------      -----------       -----------
Net Assets                                                                      $  204,954,770     $226,327,730     $  21,681,335
Number of Fund shares outstanding:
Class R shares...............................................................       10,158,853       12,911,019         1,730,704
Class P shares...............................................................          341,778              533               N/A
                                                                                  ------------      -----------       -----------
Total Shares                                                                        10,500,631       12,911,552         1,730,704
Class R shares:
    Net Asset Value, offering and redemption price per share outstanding.....   $        19.52     $      17.53     $       12.53
                                                                                  ------------      -----------       -----------
Class P shares:
    Net Asset Value, offering and redemption price per share outstanding.....   $        19.48     $      17.53               N/A
                                                                                  ------------      -----------       -----------



                                                                                  Short Duration      California
                                                                                    Government      Tax-Free Money
                                                                                     Bond Fund           Fund
Assets:
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (note 1)
    Securities...............................................................     $ 47,265,466      $ 118,171,777
    Repurchase agreements....................................................               --                 --
                                                                                    ----------        -----------
Total Investments                                                                   47,265,466        118,171,777
Cash.........................................................................        7,474,382            385,697
Receivables:
    Dividends................................................................               --                 --
    Interest ................................................................          517,915          1,261,924
    Shares of beneficial interest sold.......................................          662,240              4,100
    Investment securities sold...............................................           15,008                 --
    Sale of investments under dollar roll agreements.........................            5,938                 --
Other Assets:
    Organization costs (note 1)..............................................            4,278                906
                                                                                    ----------        -----------
Total Assets                                                                        55,945,227        119,824,404
                                                                                    ----------        -----------
Liabilities:
------------------------------------------------------------------------------------------------------------------------------------
Payables:
    Deferred fee income on dollar roll transactions..........................              719                 --
    Deferred gain on dollar roll transactions................................            1,875                 --
    Shares of beneficial interest redeemed...................................           41,173              9,002
    Investment securities purchased..........................................        1,979,375          1,005,750
    Reverse repurchase agreement.............................................        6,548,750                 --
    Management fees..........................................................            5,929             31,511
    Administration fees......................................................            1,949              5,433
    Share marketing plan fees (Class P shares only)..........................                3                 --
    Custodian fees...........................................................            1,437              2,735
    Dividends................................................................           45,818                 --
    Trustees' fees and expenses..............................................            1,000              1,000
    Cash overdraft...........................................................               --                 --
    Transfer agency and servicing fees.......................................            6,078              3,511
    Accrued liabilities and expenses.........................................           46,400             42,400
                                                                                    ----------        -----------
Total Liabilities                                                                    8,680,506          1,101,342
                                                                                    ----------        -----------
Net Assets                                                                        $ 47,264,721    $   118,723,062
                                                                                    ----------        -----------
Investments at Identified Cost...............................................     $ 47,133,531    $   118,171,777

Net Assets Consist of:
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income/(accumulated net investment loss)........     $    (45,774)   $           (71)
Accumulated net realized gain/(loss) on securities sold, forward foreign currency exchange contracts, futures contracts, foreign currency
    transactions and securities sold short...................................         (256,789)            (6,745)
Net unrealized appreciation of investments, forward foreign currency exchange
    contracts, foreign currency transactions and net other assets............          131,935                 --
Shares of beneficial interest................................................           47,309          1,187,307
Additional paid-in capital ..................................................       47,388,040        117,542,571
                                                                                    ----------        -----------
Net Assets                                                                        $ 47,264,721    $   118,723,062
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
Class R shares...............................................................     $ 47,264,511    $   118,723,062
Class P shares...............................................................              210                N/A
                                                                                    ----------        -----------
Net Assets                                                                        $ 47,264,721    $   118,723,062
Number of Fund shares outstanding:
Class R shares...............................................................        4,730,829        118,730,654
Class P shares...............................................................               21                N/A
                                                                                    ----------        -----------
Total Shares                                                                         4,730,850        118,730,654
Class R shares:
    Net Asset Value, offering and redemption price per share outstanding.....     $       9.99    $          1.00
                                                                                    ----------        -----------
Class P shares:
    Net Asset Value, offering and redemption price per share outstanding.....     $       9.99                N/A
                                                                                    ----------        -----------

                                                                                      Federal         Government
                                                                                  Tax-Free Money        Reserve
                                                                                       Fund              Fund
Assets:
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (note 1)
    Securities...............................................................    $  115,510,040    $  350,688,443
    Repurchase agreements....................................................                --       148,205,000
                                                                                    -----------       -----------
Total Investments                                                                   115,510,040       498,893,443
Cash.........................................................................           384,346         5,483,128
Receivables:
    Dividends................................................................                --                --
    Interest ................................................................         1,244,398         3,495,224
    Shares of beneficial interest sold.......................................                --           365,125
    Investment securities sold...............................................                --           592,705
    Sale of investments under dollar roll agreements.........................                --                --
Other Assets:
    Organization costs (note 1)..............................................             3,087             1,771
                                                                                    -----------       -----------
Total Assets                                                                        117,141,871       508,831,396
                                                                                    -----------       -----------

Liabilities:
------------------------------------------------------------------------------------------------------------------------------------
Payables:
    Deferred fee income on dollar roll transactions..........................                --                --
    Deferred gain on dollar roll transactions................................                --                --
    Shares of beneficial interest redeemed...................................           100,468           259,402
    Investment securities purchased..........................................         2,727,691        35,184,249
    Reverse repurchase agreement.............................................                --                --
    Management fees..........................................................            39,115            43,559
    Administration fees......................................................             4,380            17,762
    Share marketing plan fees (Class P shares only)..........................                --                 1
    Custodian fees...........................................................             2,896             5,527
    Dividends................................................................               355            43,524
    Trustees' fees and expenses..............................................             1,000             1,000
    Cash overdraft...........................................................                --                --
    Transfer agency and servicing fees.......................................             3,748            38,375
    Accrued liabilities and expenses.........................................            65,123            84,004
                                                                                    -----------       -----------
Total Liabilities                                                                     2,944,776        35,677,403
                                                                                    -----------       -----------
Net Assets                                                                       $  114,197,095     $ 473,153,993
                                                                                    -----------       -----------
Investments at Identified Cost...............................................    $  115,510,040     $ 498,893,443

Net Assets Consist of:
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income/(accumulated net investment loss)........    $         (355)    $     (42,883)
Accumulated net realized gain/(loss) on securities sold, forward foreign currency exchange contracts, futures contracts, foreign currency
    transactions and securities sold short...................................            (1,588)          (54,899)
Net unrealized appreciation of investments, forward foreign currency exchange
    contracts, foreign currency transactions and net other assets............                --                --
Shares of beneficial interest................................................         1,141,992         4,732,561
Additional paid-in capital ..................................................       113,057,046       468,519,214
                                                                                    -----------       -----------
Net Assets                                                                       $  114,197,095     $ 473,153,993
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
Class R shares...............................................................    $  114,197,095     $ 473,153,786
Class P shares...............................................................               N/A               207
                                                                                    -----------       -----------
Net Assets                                                                       $  114,197,095     $ 473,153,993
Number of Fund shares outstanding:
Class R shares...............................................................       114,199,207       473,255,873
Class P shares...............................................................               N/A               207
                                                                                    -----------       -----------
Total Shares                                                                        114,199,207       473,256,080
Class R shares:
    Net Asset Value, offering and redemption price per share outstanding.....    $         1.00     $        1.00
                                                                                    -----------       -----------
Class P shares:
    Net Asset Value, offering and redemption price per share outstanding.....               N/A     $        1.00
                                                                                    -----------       -----------

                                                                              --
                                                                              81
                                                                              --
The accompanying notes are an integral part of these financial statements.

--------------------------------------
        The Mongomery Funds
--------------------------------------
      Statement of Operations
--------------------------------------

YEAR ENDED JUNE 30, 1997

                                                                                          Emerging Asia     Emerging Markets
                                                                                               Fund*               Fund
Net Investment Income:
--------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest................................................................................$     102,105         $  2,557,231
Dividends...............................................................................      263,401           18,879,883
                                                                                          -------------        ------------
Total Income                                                                                  365,506           21,437,114
                                                                                          -------------        ------------
Expenses:
Management fee (note 2).................................................................      257,092           10,621,310
Custodian fee...........................................................................       50,696            1,857,862
Transfer agency and servicing fees......................................................       42,660            1,928,564
Administration fee (note 2).............................................................       14,405              614,941
Share marketing plan fee (note 3) (Class P shares only).................................           --                   --
Legal and audit fees....................................................................       30,719              110,616
Trustees' fees..........................................................................        3,876                5,096
Registration fees.......................................................................       24,798               64,258
Accounting expenses.....................................................................       15,789              848,397
Amortization of organization expenses (note 1)..........................................       15,102               11,342
Other...................................................................................       16,130              586,022
Interest expense on equity swap agreements (note 1).....................................       14,625               27,535
Swap agreement expense (note 1).........................................................       68,080                   --
Interest expense........................................................................           --                   --
                                                                                          -------------        ------------
Total Expenses                                                                                553,972           16,675,943
Fees deferred and/or expenses absorbed by Manager (note 2)..............................     (101,227)                  --
                                                                                          -------------        ------------
Net Expenses                                                                                  452,745           16,675,943
                                                                                          -------------        ------------
Net Investment Income/(Loss)                                                                  (87,239)           4,761,171
                                                                                          -------------        ------------

Net Realized and Unrealized Gain/(Loss) on Investments:
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain/(loss) from:
    Security transactions (Net of capital gains tax of $57 for Emerging Markets Fund)...     3,025,393          49,078,699
    Forward foreign currency exchange contracts.........................................       (43,687)         (1,989,573)
    Futures contracts...................................................................            --                  --
    Investments sold short..............................................................            --                  --
    Foreign currency transactions.......................................................       18,972             (469,128)
                                                                                          -------------        ------------
Net Realized Gain on Investments During the Year                                            3,000,678           46,619,998
                                                                                          -------------        ------------
Net change in unrealized appreciation/(depreciation) of:
     Securities.........................................................................    9,468,932          136,642,972
     Equity swaps.......................................................................      441,016                   --
     Forward foreign currency exchange contracts........................................         (264)             (16,878)
     Foreign currency transactions and net other assets.................................          561              (69,503)
                                                                                          -------------        ------------
Net Unrealized Appreciation/(Depreciation) of Investments During the Year                   9,910,245          136,556,591
                                                                                          -------------        ------------

Net Realized and Unrealized Gain on Investments.........................................   12,910,923          183,176,589
                                                                                          -------------        ------------
Net Increase in Net Assets Resulting from Operations                                    $  12,823,684         $187,937,760
                                                                                          -------------        ------------

Foreign dividend withholding taxes......................................................$      26,730         $  1,214,326
                                                                                          -------------        ------------

*Montgomery Emerging Asia and Global Asset Allocation Funds commenced operations on September 30, 1996, and January 2, 1997, respectively.

--
82
--
The accompanying notes are an integral part of these financial statements.

                                                                                         Global          Global       International
                                                                                      Communications   Opportunities     Growth
                                                                                          Fund             Fund           Fund
Net Investment Income:
----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest..............................................................................  $    29,702      $   26,584    $   112,467
Dividends.............................................................................    1,399,616         345,002        429,521
                                                                                       ------------     -----------   ------------
Total Income                                                                              1,429,318         371,586        541,988
                                                                                       ------------     -----------   ------------

Expenses:
Management fee (note 2)...............................................................    2,298,528         562,210        378,515
Custodian fee.........................................................................      210,743          26,612         34,254
Transfer agency and servicing fees....................................................      398,283          63,279         40,572
Administration fee (note 2)...........................................................      117,299          20,336         17,056
Share marketing plan fee (note 3) (Class P shares only)...............................           --              --              6
Legal and audit fees..................................................................       52,641          23,561         25,730
Trustees' fees........................................................................        5,221           5,221          5,220
Registration fees.....................................................................       13,096          16,485         28,638
Accounting expenses...................................................................      141,555          23,797         21,242
Amortization of organization expenses (note 1)........................................        7,910           5,905          2,425
Other.................................................................................      109,666          16,362         24,321
Interest expense on equity swap agreements (note 1)...................................           --              --             --
Swap agreement expense (note 1).......................................................           --              --             --
Interest expense......................................................................           --              --             --
                                                                                       ------------     -----------   ------------
Total Expenses                                                                            3,354,942         763,768        577,979
Fees deferred and/or expenses absorbed by Manager (note 2)............................     (161,958)       (210,682)      (174,274)
                                                                                       ------------     -----------   ------------
Net Expenses                                                                              3,192,984         553,086        403,705
                                                                                       ------------     -----------   ------------
Net Investment Income/(Loss)                                                             (1,763,666)       (181,500)       138,283
                                                                                       ------------     -----------   ------------
Net Realized and Unrealized Gain/(Loss) on Investments:
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain/(loss) from:
    Security transactions (Net of capital gains tax of $57 for Emerging Markets Fund).   26,489,813       3,921,109      1,589,049
    Forward foreign currency exchange contracts.......................................     (390,999)         83,395)       (90,589)
    Futures contracts.................................................................           --              --             --
    Investments sold short............................................................           --              --             --
    Foreign currency transactions.....................................................      (85,920)         (9,276)       (10,097)
                                                                                       ------------     -----------   ------------
Net Realized Gain on Investments During the Year                                         26,012,894       3,828,438      1,488,363
                                                                                       ------------     -----------   ------------

Net change in unrealized appreciation/(depreciation) of:
     Securities.......................................................................   (5,250,493)      1,138,161      3,201,394
     Equity swaps.....................................................................           --              --             --
     Forward foreign currency exchange contracts......................................        3,077           3,093         (2,186)
     Foreign currency transactions and net other assets...............................        6,370          (3,495)        (1,148)
                                                                                       ------------     -----------   ------------
Net Unrealized Appreciation/(Depreciation) of Investments During the Year                (5,241,046)      1,137,759      3,198,060
                                                                                       ------------     -----------   ------------

Net Realized and Unrealized Gain on Investments.......................................   20,771,848       4,966,197      4,686,423
                                                                                       ------------     -----------   ------------
Net Increase in Net Assets Resulting from Operations                                    $19,008,182      $4,784,697    $ 4,824,706
                                                                                       ------------     -----------   ------------

Foreign dividend withholding taxes....................................................  $   114,134      $   46,302    $    61,967
                                                                                       ------------     -----------   ------------

                                                                                               International        Asset
                                                                                                 Small Cap       Allocation
                                                                                                  Fund              Fund
Net Investment Income:
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest..............................................................................       $  139,801        $ 4,665,649
Dividends.............................................................................          548,017            664,020
                                                                                            -----------       ------------
Total Income                                                                                    687,818          5,329,669
                                                                                            -----------       ------------

Expenses:
Management fee (note 2)...............................................................          823,594          1,211,759
Custodian fee.........................................................................           43,208             23,396
Transfer agency and servicing fees....................................................           96,086            296,793
Administration fee (note 2)...........................................................           30,724             93,812
Share marketing plan fee (note 3) (Class P shares only)...............................                1                129
Legal and audit fees..................................................................           33,225             40,330
Trustees' fees........................................................................            5,220              8,401
Registration fees.....................................................................           29,979             34,111
Accounting expenses...................................................................           37,441             52,839
Amortization of organization expenses (note 1)........................................            6,114              8,339
Other.................................................................................           33,817             68,972
Interest expense on equity swap agreements (note 1)...................................               --                 --
Swap agreement expense (note 1).......................................................               --                 --
Interest expense......................................................................               --            164,598
                                                                                            -----------       ------------
Total Expenses                                                                                1,139,409          2,003,479
Fees deferred and/or expenses absorbed by Manager (note 2)............................         (303,672)           (88,455)
                                                                                            -----------       ------------
Net Expenses                                                                                    835,737          1,915,024
                                                                                            -----------       ------------
Net Investment Income/(Loss)                                                                   (147,919)         3,414,645
                                                                                            -----------       ------------
Net Realized and Unrealized Gain/(Loss) on Investments:
--------------------------------------------------------------------------------------------------------------------------
Net realized gain/(loss) from:
    Security transactions (Net of capital gains tax of $57 for Emerging Markets Fund).        4,732,141         12,116,610
    Forward foreign currency exchange contracts.......................................          (87,293)               (50)
    Futures contracts.................................................................               --            (31,706)
    Investments sold short............................................................               --             (1,212)
    Foreign currency transactions.....................................................          (63,296)                (3)
                                                                                            -----------       ------------
Net Realized Gain on Investments During the Year                                              4,581,552         12,083,639
                                                                                            -----------       ------------

Net change in unrealized appreciation/(depreciation) of:
     Securities.......................................................................        2,181,086          2,261,577
     Equity swaps.....................................................................               --                 --
     Forward foreign currency exchange contracts......................................           (6,268)                --
     Foreign currency transactions and net other assets...............................            3,309                 (7)
                                                                                            -----------       ------------
Net Unrealized Appreciation/(Depreciation) of Investments During the Year                     2,178,127          2,261,570
                                                                                            -----------       ------------

Net Realized and Unrealized Gain on Investments.......................................        6,759,679         14,345,209
                                                                                            -----------       ------------
Net Increase in Net Assets Resulting from Operations                                         $6,611,760        $17,759,854
                                                                                            -----------       ------------

Foreign dividend withholding taxes....................................................       $   61,686        $     7,658
                                                                                            -----------       ------------

                                                                                                Global
                                                                                            Asset Allocation     Select 50
                                                                                                 Fund*             Fund
Net Investment Income:
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest..............................................................................         $     --        $   743,116
Dividends.............................................................................           10,979          1,161,242
                                                                                              ---------       ------------
Total Income                                                                                     10,979          1,904,358
                                                                                              ---------       ------------

Expenses:
Management fee (note 2)...............................................................            1,231          1,366,989
Custodian fee.........................................................................               --             49,260
Transfer agency and servicing fees....................................................            4,311            215,256
Administration fee (note 2)...........................................................               --             71,610
Share marketing plan fee (note 3) (Class P shares only)...............................               --                 47
Legal and audit fees..................................................................            5,634             39,531
Trustees' fees........................................................................            2,832              5,221
Registration fees.....................................................................            5,233             52,811
Accounting expenses...................................................................              505             82,884
Amortization of organization expenses (note 1)........................................            8,885              5,038
Other.................................................................................            1,174             74,166
Interest expense on equity swap agreements (note 1)...................................               --                 --
Swap agreement expense (note 1).......................................................               --                 --
Interest expense......................................................................               --                 --
                                                                                              ---------       ------------
Total Expenses                                                                                   29,805          1,962,813
Fees deferred and/or expenses absorbed by Manager (note 2)............................          (26,891)          (103,117)
                                                                                              ---------       ------------
Net Expenses                                                                                      2,914          1,859,696
                                                                                              ---------       ------------
Net Investment Income/(Loss)                                                                      8,065             44,662
                                                                                              ---------       ------------
Net Realized and Unrealized Gain/(Loss) on Investments:
---------------------------------------------------------------------------------------------------------------------------
Net realized gain/(loss) from:
    Security transactions (Net of capital gains tax of $57 for Emerging Markets Fund).           19,162          8,562,146
    Forward foreign currency exchange contracts.......................................               --           (115,562)
    Futures contracts.................................................................               --                 --
    Investments sold short............................................................               --                 --
    Foreign currency transactions.....................................................               --             43,567
                                                                                              ---------       ------------
Net Realized Gain on Investments During the Year                                                 19,162          8,490,151
                                                                                              ---------       ------------
Net change in unrealized appreciation/(depreciation) of:
     Securities.......................................................................          106,277         20,257,154
     Equity swaps.....................................................................               --                 --
     Forward foreign currency exchange contracts......................................               --             (8,243)
     Foreign currency transactions and net other assets...............................               --            (38,215)
                                                                                              ---------       ------------
Net Unrealized Appreciation/(Depreciation) of Investments During the Year                       106,277         20,210,696
                                                                                              ---------       ------------

Net Realized and Unrealized Gain on Investments.......................................          125,439         28,700,847
                                                                                              ---------       ------------
Net Increase in Net Assets Resulting from Operations                                           $133,504        $28,745,509
                                                                                              ---------       ------------
Foreign dividend withholding taxes....................................................         $     --        $    37,408
                                                                                              ---------       ------------

                                                                              --
                                                                              83
                                                                              --

-----------------------------------------
          The Montgomery Funds
-----------------------------------------
        Statements of Operations
-----------------------------------------
Y E A R  E N D E D  J U N E  3 0, 1 9 9 7

                                                                       Equity Income        Growth             Micro Cap
                                                                           Fund              Fund                Fund
Net Investment Income:
-------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest........................................................       $    97,498        $ 11,084,257       $ 1,551,381
Dividends.......................................................         1,049,308           8,464,578         1,259,640
                                                                       -----------        ------------       -----------
Total Income                                                             1,146,806          19,548,835         2,811,021
                                                                       -----------        ------------       -----------

Expenses:
Management fee (note 2).........................................           244,249           9,429,758         4,042,815
Custodian fee...................................................             8,198              58,803            30,809
Transfer agency and servicing fees..............................            65,647           1,585,063           360,401
Administration fee (note 2).....................................            21,235             638,777           199,769
Share marketing plan fee (note 3) (Class P shares only).........               671                 335                --
Legal and audit fees............................................            32,640              78,190            60,961
Trustees' fees..................................................             5,221               5,221             5,220
Registration fees...............................................            32,315              73,567            19,986
Accounting fees.................................................            14,461             389,724           112,944
Amortization of organization expenses (note 1)..................             4,282               5,669             1,971
Pricing expense.................................................                --                  --                --
Other...........................................................            12,852             398,470           156,316
Interest expense................................................                --                  --                --
                                                                       -----------        ------------       -----------
Total Expenses                                                             441,771          12,663,577         4,991,192
Fees deferred and/or expenses absorbed by Manager (note 2)......          (181,845)                 --                --
                                                                       -----------        ------------       -----------
Net Expenses....................................................           259,926          12,663,577         4,991,192
                                                                       -----------        ------------       -----------
Net Investment Income/(Loss)....................................           886,880           6,885,258        (2,180,171)
                                                                       -----------        ------------       -----------
Net Realized and Unrealized Gain/(Loss) on Investments:
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain/(loss) from:
     Security transactions......................................         2,720,229          97,882,966        17,465,531
     Futures contracts..........................................                --           2,412,458                --
     Investments sold short.....................................                --                  --                --
Foreign currency transactions...................................                --                (451)               --
                                                                       -----------        ------------       -----------
Net Realized Gain/(Loss) on Investments During the Year                  2,720,229         100,294,973        17,465,531
                                                                       -----------        ------------       -----------

Net change in unrealized appreciation/(depreciation) of:
     Securities.................................................         3,479,398          84,225,022        25,628,245
Foreign currency transactions and net other assets..............                --                (188)               --
                                                                       -----------        ------------       -----------
Net Unrealized Appreciation/(Depreciation) of Investments
     During the Year                                                     3,479,398          84,224,834        25,628,245
                                                                       -----------        ------------       -----------
Net Realized and Unrealized Gain/(Loss) on Investments..........         6,199,627         184,519,807        43,093,776
                                                                       -----------        ------------       -----------
Net Increase/(Decrease) in Net Assets Resulting from Operations        $ 7,086,507        $191,405,065       $40,913,605
                                                                       -----------        ------------       -----------

----
 84
----

The accompanying notes are an integral part of these financial statements.

                                                                                      Small Cap   California Tax-Free Short Duration
                                                                     Small Cap      Opportunities    Intermediate       Government
                                                                       Fund             Fund           Bond Fund         Bond Fund
Net Investment Income:
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest........................................................   $   430,930       $   940,482       $ 894,741       $2,885,637
Dividends.......................................................       525,648           265,625              --               --
                                                                   -----------       -----------       ---------       ----------
Total Income                                                           956,578         1,206,107         894,741        2,885,637
                                                                   -----------       -----------       ---------       ----------
Expenses:
Management fee (note 2).........................................     2,290,187         2,352,549         103,992          231,870
Custodian fee...................................................            --            24,452              --            6,991
Transfer agency and servicing fees..............................       120,647           425,062          10,933           47,039
Administration fee (note 2).....................................       172,324           130,558           9,036           19,451
Share marketing plan fee (note 3) (Class P shares only).........         8,506                14              --                2
Legal and audit fees............................................        54,576            58,808          31,407           33,978
Trustees' fees..................................................         5,221             5,220           5,221            5,221
Registration fees...............................................         9,496            70,999           8,054           32,508
Accounting fees.................................................        88,976            70,502           7,511           15,151
Amortization of organization expenses (note 1)..................            --            10,567           8,461           11,088
Pricing expense.................................................            --                --          14,304               --
Other...........................................................        19,218           110,557          15,233           26,442
Interest expense................................................            --                --              --          367,833
                                                                   -----------       -----------       ---------       ----------
Total Expenses                                                       2,769,151         3,259,288         214,152          797,574
Fees deferred and/or expenses absorbed by Manager (note 2)......            --          (452,538)        (90,361)        (194,525)
                                                                   -----------       -----------       ---------       ----------
Net Expenses....................................................     2,769,151         2,806,750         123,791          603,049
                                                                   -----------       -----------       ---------       ----------
Net Investment Income/(Loss)....................................    (1,812,573)       (1,600,643)        770,950        2,282,588
                                                                   -----------       -----------       ---------       ----------

Net Realized and Unrealized Gain/(Loss) on Investments:
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain/(loss) from:
         Security transactions..................................    29,292,354       (17,279,013)         24,435          134,881
         Futures contracts......................................            --                --           2,748          (34,669)
         Investments sold short.................................            --                --              --             (254)
Foreign currency transactions...................................            --                --              --               --
                                                                   -----------       -----------       ---------       ----------
Net Realized Gain/(Loss) on Investments During the Year             29,292,354       (17,279,013)         27,183           99,958
                                                                   -----------       -----------       ---------       ----------
Net change in unrealized appreciation/(depreciation) of:
         Securities.............................................   (31,258,680)       43,491,855         359,956          198,145
Foreign currency transactions and net other assets..............            --                --              --               --
                                                                   -----------       -----------       ---------       ----------
Net Unrealized Appreciation/(Depreciation) of Investments
         During the Year                                           (31,258,680)       43,491,855         359,956          198,145
                                                                   -----------       -----------       ---------       ----------
Net Realized and Unrealized Gain/(Loss) on Investments..........    (1,966,326)       26,212,842         387,139          298,103
                                                                   -----------       -----------       ---------       ----------
Net Increase/(Decrease) in Net Assets Resulting from Operations    $(3,778,899)      $24,612,199      $1,158,089      $ 2,580,691
                                                                   -----------       -----------       ---------       ----------

                                                                            California          Federal         Government
                                                                          Tax-Free Money    Tax-Free Money        Reserve
                                                                               Fund              Fund              Fund
Net Investment Income:
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest........................................................            $ 4,068,359      $ 2,849,415       $ 27,058,893
Dividends                                                                            --               --                 --
                                                                            -----------      -----------       ------------
Total Income                                                                  4,068,359        2,849,415         27,058,893
                                                                            -----------      -----------       ------------
Expenses:
Management fee (note 2).........................................                640,819          319,348          2,175,561
Custodian fee...................................................                 14,433           11,336             31,683
Transfer agency and servicing fees..............................                 26,538           16,035            194,373
Administration fee (note 2).....................................                 58,217           39,920            220,705
Share marketing plan fee (note 3) (Class P shares only).........                     --               --                  2
Legal and audit fees............................................                 34,686           29,746             60,343
Trustees' fees..................................................                  5,220            4,836              5,177
Registration fees...............................................                  1,766           71,426             62,401
Accounting fees.................................................                 43,736           31,496            191,293
Amortization of organization expenses (note 1)..................                    948           17,730             10,796
Pricing expense.................................................                     --               --                 --
Other...........................................................                 28,949            7,791             89,046
Interest expense................................................                     --               --                 --
                                                                            -----------      -----------       ------------
Total Expenses                                                                  855,312          549,664          3,041,380
Fees deferred and/or expenses absorbed by Manager (note 2)......               (180,007)        (287,066)          (105,801)
                                                                            -----------      -----------       ------------
Net Expenses....................................................                675,305          262,598          2,935,579
                                                                            -----------      -----------       ------------
Net Investment Income/(Loss)....................................              3,393,054        2,586,817         24,123,314
                                                                            -----------      -----------       ------------

Net Realized and Unrealized Gain/(Loss) on Investments:
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain/(loss) from:
         Security transactions..................................                     --           (1,588)           (28,731)
         Futures contracts......................................                     --               --                 --
         Investments sold short.................................                     --               --                 --
Foreign currency transactions...................................                     --               --                 --
                                                                            -----------      -----------       ------------
Net Realized Gain/(Loss) on Investments During the Year                              --           (1,588)           (28,731)
                                                                            -----------      -----------       ------------
Net change in unrealized appreciation/(depreciation) of:
         Securities.............................................                     --               --                 --
Foreign currency transactions and net other assets..............                     --               --                 --
                                                                            -----------      -----------       ------------
Net Unrealized Appreciation/(Depreciation) of Investments
         During the Year                                                             --               --                 --
                                                                            -----------      -----------       ------------
Net Realized and Unrealized Gain/(Loss) on Investments..........                     --           (1,588)           (28,731)
                                                                            -----------      -----------       ------------
Net Increase/(Decrease) in Net Assets Resulting from Operations              $3,393,054      $ 2,585,229        $24,094,583
                                                                            -----------      -----------       ------------

                                                                              --
                                                                              85
                                                                              --

------------------------
The Montgomery Funds
------------------------
     Statement of
 Changes in Net Assets
------------------------
YEAR ENDED JUNE 30, 1997

                                                                                                                Global
                                                                              Emerging         Emerging     Communications
Increase/(Decrease) in Net Assets from Operations:                           Asia Fund*      Markets Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)..............................................$   (87,239)    $    4,761,171    $ (1,763,666)
Net realized gain on securities, forward foreign currency exchange contracts, futures contracts, securities sold short, equity swaps and
    foreign currency transactions during the year.........................  3,000,678         46,619,998      26,012,894
Net unrealized appreciation/(depreciation) of securities, forward foreign currency exchange contracts, securities sold short, equity swaps,
    foreign currency transactions and net other assets during the year....  9,910,245        136,556,591      (5,241,046)
Net Increase in Net Assets Resulting from Operations                       12,823,684        187,937,760      19,008,182

Distributions to Shareholders:
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
    Class R shares........................................................         --         (4,538,958)             --
    Class P shares........................................................         --                (18)             --
Distributions to shareholders in excess of net investment income:
    Class R shares........................................................    (30,694)                --              --
Distributions to shareholders from net realized gains on investments:
    Class R shares........................................................         --                 --      (9,155,989)
                                                                          -----------        -----------     -----------
    Class P shares........................................................         --                 --              --
Total distributions.......................................................    (30,694)        (4,538,976)     (9,155,989)

Beneficial Interest Transactions:
-----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4):
    Class R Shares........................................................ 55,302,266         81,773,907     (62,567,827)
    Class P Shares........................................................         --            551,178              --
Net Increase/(Decrease) in Net Assets                                      68,095,256        265,683,869     (52,715,634)

Net Assets:
-----------------------------------------------------------------------------------------------------------------------------------
Beginning of Year.........................................................         --        994,380,061     206,670,735
End of Year                                                               $68,095,256     $1,260,063,930    $153,955,101
Accumulated Undistributed Net Investment Income/(Accumulated Net
    Investment Loss)                                                      $  (142,648)    $      990,404    $   (142,563)

* Montgomery Emerging Asia and Global Asset Allocation Funds commenced operations on September 30, 1996, and January 2, 1997, respectively.




                                                                          Equity Income         Growth         Micro Cap
Increase/(Decrease) in Net Assets from Operations:                            Fund               Fund            Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)..............................................$   886,880     $    6,885,258    $ (2,180,171)
Net realized gain/(loss) on securities, futures contracts, securities sold
    short and foreign currency transactions during the year...............  2,720,229        100,294,973      17,465,531
Net unrealized appreciation/(depreciation) of securities, foreign currency
    transactions and net other assets during the year.....................  3,479,398         84,224,834      25,628,245
Net Increase/(Decrease) in Net Assets Resulting from Operations             7,086,507        191,405,065      40,913,605

Distributions to Shareholders:
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
    Class R shares........................................................   (881,077)        (6,881,794)             --
    Class P shares........................................................     (9,168)              (542)             --
Distributions to shareholders in excess of net investment income:
    Class R shares........................................................         --                 --              --
Distributions to shareholders from net realized gains on investments:
    Class R shares........................................................ (2,229,868)      (120,827,947)    (20,853,034)
                                                                          -----------        -----------     -----------
    Class P shares........................................................     (8,635)           (12,739)             --
Total distributions....................................................... (3,128,748)      (127,723,022)    (20,853,034)

Beneficial Interest Transactions:
-----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4):
    Class R shares........................................................ 15,381,763        147,296,738      (8,466,053)
    Class P shares........................................................    809,138            112,711              --
Net Increase/(Decrease) in Net Assets                                      20,148,660        211,091,492      11,594,518

Net Assets:
-----------------------------------------------------------------------------------------------------------------------------------
Beginning of Year......................................................... 19,313,848        926,463,973     306,217,166
End of Year                                                               $39,462,508     $1,137,555,465    $317,811,684
Accumulated Undistributed Net Investment Income/(Accumulated Net
    Investment Loss)                                                      $        --     $    3,540,859    $         --

--
86
--

The accompanying notes are an integral part of these financial statements.


                                                                                 Global        International      International
                                                                              Opportunities       Growth            Small Cap
Increase/(Decrease) in Net Assets from Operations:                                Fund             Fund               Fund
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)..............................................  $     (181,500)     $  138,283        $  (147,919)
Net realized gain on securities, forward foreign currency exchange contracts, futures contracts, securities sold short, equity swaps and
    foreign currency transactions during the year.........................       3,828,438       1,488,363          4,581,552
Net unrealized appreciation/(depreciation) of securities, forward foreign currency exchange contracts, securities sold short, equity swaps,
    foreign currency transactions and net other assets during the year....       1,137,759       3,198,060          2,178,127
Net Increase in Net Assets Resulting from Operations                             4,784,697       4,824,706          6,611,760

Distributions to Shareholders:
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
    Class R shares........................................................              --              --                 --
    Class P shares........................................................              --              --                 --
Distributions to shareholders in excess of net investment income:
    Class R shares........................................................              --              --                 --
Distributions to shareholders from net realized gains on investments:
    Class R shares........................................................      (1,395,395)     (2,164,570)                --
                                                                              ------------    ------------       ------------
    Class P shares........................................................              --            (116)                --
Total distributions.......................................................      (1,395,395)     (2,164,686)                --

Beneficial Interest Transactions:
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4):
    Class R Shares........................................................         486,120      12,949,863          5,350,787
    Class P Shares........................................................              --           3,963             15,000
Net Increase/(Decrease) in Net Assets                                            3,875,422      15,613,846         11,977,547

Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
Beginning of Year.........................................................      28,495,501      18,303,852         41,639,592
End of Year                                                                 $   32,370,923     $33,917,698        $53,617,139
Accumulated Undistributed Net Investment Income/(Accumulated Net
    Investment Loss)                                                        $      (10,145)    $    37,597        $    (2,447)



                                                                             Asset              Global
                                                                           Allocation      Asset Allocation        Select 50
Increase/(Decrease) in Net Assets from Operations:                            Fund               Fund*                Fund
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)..............................................$  3,414,645       $      8,065         $     44,662
Net realized gain on securities, forward foreign currency exchange contracts, futures contracts, securities sold short, equity swaps and
    foreign currency transactions during the year.........................  12,083,639             19,162            8,490,151
Net unrealized appreciation/(depreciation) of securities, forward foreign currency exchange contracts, securities sold short, equity swaps,
    foreign currency transactions and net other assets during the year....   2,261,570            106,277           20,210,696
Net Increase in Net Assets Resulting from Operations                        17,759,854            133,504           28,745,509

Distributions to Shareholders:
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
    Class R shares........................................................  (2,906,566)                --             (559,887)
    Class P shares........................................................      (2,425)                --                   --
Distributions to shareholders in excess of net investment income:
    Class R shares........................................................          --                 --                   --
Distributions to shareholders from net realized gains on investments:
    Class R shares........................................................ (11,975,120)                --           (2,599,004)
                                                                          ------------       ------------         ------------
    Class P shares........................................................      (3,810)                --                   --
Total distributions....................................................... (14,887,921)                --           (3,158,891)

Beneficial Interest Transactions:
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4):
    Class R Shares........................................................  (8,166,667)         1,519,948           68,970,865
    Class P Shares........................................................      29,395                 --                5,816
Net Increase/(Decrease) in Net Assets                                       (5,265,339)         1,653,452           94,563,299

Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
Beginning of Year......................................................... 132,553,334                 --           77,954,677
End of Year                                                               $127,287,995       $  1,653,452         $172,517,976
Accumulated Undistributed Net Investment Income/(Accumulated Net
    Investment Loss)                                                      $  1,505,327       $      8,065         $      4,401

* Montgomery Emerging Asia and Global Asset Allocation Funds commenced operations on September 30, 1996, and January 2, 1997, respectively.


                                                                                                 Small Cap    California Tax-Free
                                                                                Small Cap      Opportunities     Intermediate
Increase/(Decrease) in Net Assets from Operations:                                Fund             Fund            Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)..............................................    $ (1,812,573)    $ (1,600,643)     $    770,950
Net realized gain/(loss) on securities, futures contracts, securities sold
    short and foreign currency transactions during the year...............      29,292,354      (17,279,013)           27,183
Net unrealized appreciation/(depreciation) of securities, foreign currency
    transactions and net other assets during the year.....................     (31,258,680)      43,491,855           359,956
Net Increase/(Decrease) in Net Assets Resulting from Operations                 (3,778,899)      24,612,199         1,158,089

Distributions to Shareholders:
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
    Class R shares........................................................              --          (40,517)         (771,185)
    Class P shares........................................................              --               (1)               --
Distributions to shareholders in excess of net investment income:
    Class R shares........................................................              --               --                --
Distributions to shareholders from net realized gains on investments:
    Class R shares........................................................     (40,471,488)              --                --
                                                                              ------------     ------------      ------------
    Class P shares........................................................        (417,004)              --                --
Total distributions.......................................................     (40,888,492)         (40,518)         (771,185)

Beneficial Interest Transactions:
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4):
    Class R shares........................................................     (32,078,430)      65,607,686         7,346,498
    Class P shares........................................................       6,639,063            8,150                --
Net Increase/(Decrease) in Net Assets                                          (70,106,758)      90,187,517         7,733,402

Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
Beginning of Year.........................................................     275,061,528      136,140,213        13,947,933
End of Year                                                                   $204,954,770     $226,327,730      $ 21,681,335
Accumulated Undistributed Net Investment Income/(Accumulated Net
    Investment Loss)                                                          $         --     $         --      $      1,392

                                                                            Short Duration       California
                                                                              Government       Tax-Free Money
Increase/(Decrease) in Net Assets from Operations:                             Bond Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)..............................................   $ 2,282,588       $  3,393,054
Net realized gain/(loss) on securities, futures contracts, securities sold
    short and foreign currency transactions during the year...............        99,958                 --
Net unrealized appreciation/(depreciation) of securities, foreign currency
    transactions and net other assets during the year.....................       198,145                 --
Net Increase/(Decrease) in Net Assets Resulting from Operations                2,580,691          3,393,054

Distributions to Shareholders:
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
    Class R shares........................................................    (2,277,499)        (3,393,007)
    Class P shares........................................................           (38)                --
Distributions to shareholders in excess of net investment income:
    Class R shares........................................................        (8,172)                --
Distributions to shareholders from net realized gains on investments:
    Class R shares........................................................            --                 --
                                                                            ------------       ------------
    Class P shares........................................................            --                 --
Total distributions.......................................................    (2,285,709)        (3,393,007)

Beneficial Interest Transactions:
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4):
    Class R shares........................................................    24,288,468         20,588,996
    Class P shares........................................................          (710)                --
Net Increase/(Decrease) in Net Assets                                         24,582,740         20,589,043

Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
Beginning of Year.........................................................    22,681,981         98,134,019
End of Year                                                                  $47,264,721       $118,723,062
Accumulated Undistributed Net Investment Income/(Accumulated Net
    Investment Loss)                                                         $   (45,774)      $        (71)


                                                                                  Federal       Government
                                                                              Tax-Free Money     Reserve
Increase/(Decrease) in Net Assets from Operations:                                 Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)..............................................     $  2,586,817     $ 24,123,314
Net realized gain/(loss) on securities, futures contracts, securities sold
    short and foreign currency transactions during the year...............           (1,588)         (28,731)
Net unrealized appreciation/(depreciation) of securities, foreign currency
    transactions and net other assets during the year.....................               --               --
Net Increase/(Decrease) in Net Assets Resulting from Operations                   2,585,229       24,094,583

Distributions to Shareholders:
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
    Class R shares........................................................       (2,586,817)     (24,122,890)
    Class P shares........................................................               --              (30)
Distributions to shareholders in excess of net investment income:
    Class R shares........................................................             (524)              --
Distributions to shareholders from net realized gains on investments:
    Class R shares........................................................               --               --
                                                                               ------------     ------------
    Class P shares........................................................               --               --
Total distributions.......................................................       (2,587,341)     (24,122,920)

Beneficial Interest Transactions:
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4):
    Class R shares........................................................      114,199,207       33,759,486
    Class P shares........................................................               --             (700)
Net Increase/(Decrease) in Net Assets                                           114,197,095       33,730,449

Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
Beginning of Year.........................................................               --      439,423,544
End of Year                                                                    $114,197,095     $473,153,993
Accumulated Undistributed Net Investment Income/(Accumulated Net
    Investment Loss)                                                           $       (355)    $    (42,883)

                                                                              --
                                                                              87
                                                                              --

The accompanying notes are an integral part of these financial statements.

--------------------------------------------
           The Montgomery Funds
--------------------------------------------
               Statements of
           Changes in Net Assets
--------------------------------------------
Y E A R   E N D E D   J U N E  3 0,  1 9 9 6

                                                                                                      Emerging            Global
                                                                                                       Markets        Communications
Increase/(Decrease) in Net Assets from Operations:                                                      Fund               Fund
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) ...............................................................      $   5,560,107       $  (2,259,151)
Net realized gain/(loss) on securities, forward foreign currency exchange contracts, futures contracts, securities sold short and foreign currency
    transactions during the year ...........................................................         (3,155,465)         27,699,185
Net unrealized appreciation of securities, forward foreign currency exchange contracts, futures contracts, securities sold short, foreign currency
    transactions and net other assets during the year ......................................         60,263,843           8,622,000
Net Increase in Net Assets Resulting from Operations .......................................         62,668,485          34,062,034
Distributions to Shareholders:
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
    Class R shares .........................................................................               --                  --
Distributions to shareholders from net realized gains on investments:
    Class R shares .........................................................................               --                  --
                                                                                                  -------------       -------------
Total  distributions .......................................................................               --                  --
Beneficial Interest Transactions:
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4):
    Class R shares .........................................................................        (66,373,869)        (37,035,505)
    Class P shares .........................................................................              2,050                --
Net Increase/(Decrease) in Net Assets ......................................................         (3,703,334)         (2,973,471)
Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
Beginning of Year ..........................................................................        998,083,395         209,644,206
End of Year ................................................................................      $ 994,380,061       $ 206,670,735
Accumulated Undistributed Net Investment Income/(Accumulated Net Investment Loss) ..........      $   1,128,370       $    (608,643)
*Montgomery International Growth Fund and Montgomery Select 50 Fund commenced operations on July 3, 1995, and October 2, 1995, respectively.

                                                                                                      Growth              Micro Cap
Increase/(Decrease) in Net Assets from Operations:                                                     Fund                 Fund
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) ...............................................................      $   6,767,326       $    (301,127)
Net realized gain/(loss) on securities, forward foreign currency exchange contracts, futures contracts, securities sold short and foreign currency
    transactions during the year ...........................................................        130,190,463          18,612,352
Net unrealized appreciation/(depreciation) of securities, forward foreign currency exchange contracts, futures contracts, securities sold short, foreign currency
    transactions and net other assets during the year ......................................         50,658,955          48,603,938
Net Increase/(Decrease) in Net Assets Resulting from Operations ............................        187,616,744          66,915,163
Distributions to Shareholders:
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
    Class R shares .........................................................................         (6,829,130)           (704,275)
    Class P shares .........................................................................               --                  --
Distributions to shareholders in excess of net investment income:
    Class R shares .........................................................................               --                  --
Distributions to shareholders from net realized gains on investments:
    Class R shares .........................................................................        (63,292,460)         (1,959,952)
                                                                                                  -------------       -------------
Total distributions ........................................................................        (70,121,590)         (2,664,227)
Beneficial Interest Transactions:
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4):
    Class R shares .........................................................................        (69,881,260)         79,016,734
    Class P shares .........................................................................             74,369                --
Net Increase in Net Assets .................................................................         47,688,263         143,267,670
Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
Beginning of Year ..........................................................................        878,775,710         162,949,496
End of Year ................................................................................      $ 926,463,973       $ 306,217,166
Accumulated Undistributed Net Investment Income/(Accumulated Net Investment Loss) ..........      $   3,630,493       $        --
**Montgomery Small Cap Opportunities Fund commenced operations on December 29, 1995.

--
88
--
The accompanying notes are an integral part of these financial statements.

                                                                                         Global        International   International
                                                                                      Opportunities       Growth         Small Cap
Increase/(Decrease) in Net Assets from Operations:                                       Fund             Fund*            Fund
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)....................................................     $   (106,085)    $     22,797     $     67,221
Net realized gain/(loss) on securities, forward foreign currency exchange contracts, futures contracts, securities sold short and foreign currency
    transactions during the year................................................        2,286,996        2,121,271        4,138,058
Net unrealized appreciation of securities, forward foreign currency exchange contracts, futures contracts, securities sold short, foreign currency
    transactions and net other assets during the year...........................        2,235,123           77,106        3,651,702
Net Increase in Net Assets Resulting from Operations............................        4,416,034        2,221,174        7,856,981
Distributions to Shareholders:
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
    Class R shares...............................................................         (80,877)              --          (56,523)
Distributions to shareholders from net realized gains on investments:
    Class R shares...............................................................              --               --               --
                                                                                     ------------     ------------    -------------
Total  distributions.............................................................         (80,877)              --          (56,523)
Beneficial Interest Transactions:
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4):
    Class R shares...............................................................      10,483,273       16,081,678        5,323,541
    Class P shares...............................................................              --            1,000               --
Net Increase/(Decrease) in Net Assets............................................      14,818,430       18,303,852       13,123,999
Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
Beginning of Year................................................................      13,677,071               --       28,515,593
End of Year......................................................................    $ 28,495,501     $ 18,303,852     $ 41,639,592
Accumulated Undistributed Net Investment Income/(Accumulated Net Investment Loss)    $    (59,840)    $     22,797     $        --


                                                                                       Asset
                                                                                     Allocation        Select 50      Equity Income
Increase/(Decrease) in Net Assets from Operations:                                      Fund             Fund              Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) ....................................................    $  2,019,472     $    120,859     $    506,216
Net realized gain/(loss) on securities, forward foreign currency exchange contracts, futures contracts, securities sold short and foreign currency
    transactions during the year ................................................      10,990,187        2,941,005        1,936,696
Net unrealized appreciation of securities, forward foreign currency exchange contracts, futures contracts, securities sold short, foreign currency
    transactions and net other assets during the year ...........................       9,246,054        6,617,954          637,261
Net Increase in Net Assets Resulting from Operations ............................      22,255,713        9,679,818        3,080,173
Distributions to Shareholders:
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
    Class R shares ..............................................................      (1,517,599)         (52,328)        (503,831)
Distributions to shareholders from net realized gains on investments:
    Class R shares ..............................................................      (3,316,319)         (15,678)        (148,133)
                                                                                    --------------    -------------    -------------
Total  distributions ............................................................      (4,833,918)         (68,006)        (651,964)
Beneficial Interest Transactions:
-----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4):
    Class R shares ..............................................................      54,858,335       68,342,865       10,501,521
    Class P shares ..............................................................          39,375               --            1,500
Net Increase/(Decrease) in Net Assets ...........................................      72,319,505       77,954,677     $ 12,931,230
Net Assets:
-----------------------------------------------------------------------------------------------------------------------------------
Beginning of Year ...............................................................      60,233,829               --        6,382,618
End of Year .....................................................................    $132,553,334     $ 77,954,677     $ 19,313,848
Accumulated Undistributed Net Investment Income/(Accumulated Net Investment Loss)    $  1,002,787     $      6,184     $      3,365



                                                                                                       Small Cap     Short Duration
                                                                                         Small Cap    Opportunities      Government
Increase/(Decrease) in Net Assets from Operations:                                         Fund           Fund**          Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) ....................................................... $ (1,104,198)    $     40,908     $  1,099,390
Net realized gain/(loss) on securities, forward foreign currency exchange contracts, futures contracts, securities sold short and foreign currency
    transactions during the year ...................................................   45,933,860        1,059,678)         130,868
Net unrealized appreciation/(depreciation) of securities, forward foreign currency exchange contracts, futures contracts, securities sold short,
    foreign currency transactions and net other assets during the year .............   33,785,316       (1,622,372)        (215,716)
Net Increase/(Decrease) in Net Assets Resulting from Operations ....................   78,614,978       (2,641,142)       1,014,542
Distributions to Shareholders:
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
    Class R shares .................................................................           --               --       (1,094,372)
    Class P shares .................................................................           --               --              (15)
Distributions to shareholders in excess of net investment income:
    Class R shares .................................................................           --               --           (8,218)
Distributions to shareholders from net realized gains on investments:
    Class R shares .................................................................  (20,796,972)              --               --
                                                                                     --------------   -------------    -------------
Total distributions ................................................................  (20,796,972)              --       (1,102,605)
Beneficial Interest Transactions:
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4):
    Class R shares .................................................................   14,844,681      138,781,355        5,675,727
    Class P shares .................................................................           --               --              914
Net Increase in Net Assets .........................................................   72,662,687      136,140,213        5,588,578
Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
Beginning of Year ..................................................................  202,398,841               --       17,093,403
End of Year ........................................................................ $275,061,528     $136,140,213     $ 22,681,981
Accumulated Undistributed Net Investment Income/(Accumulated Net Investment Loss) .. $         --     $     40,908     $    (95,412)



                                                                                   California Tax-Free   California      Government
                                                                                       Intermediate       Tax-Free        Reserve
Increase/(Decrease) in Net Assets from Operations:                                       Bond Fund       Money Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) ....................................................... $     23,669     $  2,539,435     $ 16,813,604
Net realized gain/(loss) on securities, forward foreign currency exchange contracts, futures contracts, securities sold short and foreign currency
    transactions during the year ...................................................      (15,010)          (5,421)         (29,717)
Net unrealized appreciation/(depreciation) of securities, forward foreign currency exchange contracts, futures contracts, securities sold short, foreign currency
    transactions and net other assets during the year ..............................       31,785                --             --
Net Increase/(Decrease) in Net Assets Resulting from Operations ....................      440,444         2,534,014      16,783,887
Distributions to Shareholders:
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
    Class R shares .................................................................     (423,706)      (2,539,934)     (16,816,058)
    Class P shares .................................................................           --               --              (13)
Distributions to shareholders in excess of net investment income:
    Class R shares .................................................................           --               --               --
Distributions to shareholders from net realized gains on investments:
    Class R shares .................................................................           --               --               --
                                                                                     -------------    -------------   --------------
Total distributions ................................................................     (423,706)      (2,539,934)     (16,816,071)
Beneficial Interest Transactions:
-----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4):
    Class R shares .................................................................    8,778,025       33,360,042      180,498,797
    Class P shares .................................................................           --               --              907
Net Increase in Net Assets .........................................................    8,794,763       33,354,122      180,467,520
Net Assets:
-----------------------------------------------------------------------------------------------------------------------------------
Beginning of Year ..................................................................    5,153,170       64,779,897      258,956,024
End of Year ........................................................................ $ 13,947,933     $ 98,134,019     $439,423,544
Accumulated Undistributed Net Investment Income/(Accumulated Net Investment Loss) .. $        384     $       (894)    $    (26,550)

 * Montgomery International Growth Fund and Montgomery Select 50 Fund commenced operations on July 3, 1995, and October 2, 1995, respectively.
** Montgomery Small Cap Opportunities Fund commenced operations on December 29, 1995

                                                                              --
                                                                              89
                                                                              --
The accompanying notes are an integral part of these financial statements.

--------------------------
   The Montgomery Funds
--------------------------
  Transactions in shares
with a Beneficial Interest
--------------------------

                                                                                          EMERGING ASIA FUND

                                                                                         Period Ended 6/30/97
                                                                                     Shares               Dollars
R Shares:*
====================================================================================================================================
Sold                                                                                 6,926,941      $   108,517,381
------------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                                      2,124               29,137
------------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                                            (3,327,106)         (53,244,252)
====================================================================================================================================
Net increase/(decrease)                                                              3,601,959      $    55,302,266
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       EMERGING MARKETS FUND

                                                                      Year Ended 06/30/97                  Year Ended 06/30/96
                                                                   Shares           Dollars              Shares         Dollars
R Shares:
====================================================================================================================================
Sold                                                            34,686,183      $ 519,924,852         41,685,260      $ 545,015,563
------------------------------------------------------------------------------------------------------------------------------------
Issued in exchange for shares of the Montgomery
   Advisors Emerging Market Fund                                   486,078          6,576,635                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                313,619          4,247,945                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                       (30,814,815)      (449,015,525)       (47,406,852)      (611,389,432)
====================================================================================================================================
Net increase/(decrease)                                          4,671,065      $  81,733,907         (5,721,592)     $ (66,373,869)
P Shares:**
====================================================================================================================================
Sold                                                                38,561      $     588,778                156      $       2,050
------------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                      2                 18                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                            (2,504)           (37,618)                --                 --
====================================================================================================================================
Net increase                                                        36,059      $     551,178                156      $       2,050
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        ASSET ALLOCATION FUND

                                                                       Year Ended 06/30/97                  Year Ended 06/30/96
                                                                    Shares           Dollars              Shares         Dollars
R Shares:*
====================================================================================================================================
Sold                                                             2,671,291       $ 50,247,753          6,554,247      $ 115,780,937
------------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                789,255         14,511,412            274,647          4,696,411
------------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                        (3,918,381)       (72,925,832)        (3,662,598)       (65,619,013)
====================================================================================================================================
Net increase/(decrease)                                           (457,835)      $ (8,166,667)         3,166,296      $  54,858,335
P Shares:**
====================================================================================================================================
Sold                                                                 1,378       $     26,534              2,200      $      39,375
------------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                    253              4,643                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                               (97)            (1,782)                --                 --
====================================================================================================================================
Net increase                                                         1,534       $     29,395              2,200      $      39,375
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          EQUITY INCOME FUND

                                                                       Year Ended 06/30/97                  Year Ended 06/30/96
                                                                    Shares           Dollars              Shares         Dollars
R Shares:*
====================================================================================================================================
Sold                                                             1,908,279       $ 31,459,740          1,944,146      $  29,241,482
------------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                182,143          2,889,405             35,834            542,721
------------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                        (1,135,568)       (18,967,382)        (1,256,320)       (19,282,682)
====================================================================================================================================
Net increase/(decrease)                                            954,854       $ 15,381,763            723,660      $  10,501,521
P Shares:**
====================================================================================================================================
Sold                                                                49,516       $    829,352                107      $       1,500
------------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                  1,088             17,834                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                            (2,243)           (38,048)                --                 --
====================================================================================================================================
Net increase                                                        48,361       $    809,138                107      $       1,500
------------------------------------------------------------------------------------------------------------------------------------

* The Emerging Asia, International Growth, Select 50 and Global Asset Allocation Funds Class R shares commenced operations on September 30, 1996; July 3, 1995; October 2, 1995; and January 2, 1997, respectively.
** The Emerging Markets, International Growth, International Small Cap, Asset
   Allocation, Select 50, Equity Income and Growth Funds Class P shares commenced operations on March 12, 1996; March 12, 1996; June 9, 1997; January 3, 1996; December 12, 1996; March 12, 1996; and January 12, 1996,
   respectively.
--
90
--
The accompanying notes are an integral part of these financial statements.

                                                                                 GLOBAL COMMUNICATIONS FUND

                                                                  Year Ended 06/30/97                   Year Ended 6/30/96
                                                               Shares            Dollars             Shares             Dollars
R Shares:*
===================================================================================================================================
Sold                                                         1,553,395       $  27,424,685          4,763,483        $  79,349,650
-----------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                            527,423           8,880,420                 --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                    (5,680,057)        (98,872,932)        (6,912,663)        (116,385,155)
===================================================================================================================================
Net increase/(decrease)                                     (3,599,239)      $ (62,567,827)        (2,149,180)       $ (37,035,505)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  INTERNATIONAL GROWTH FUND

                                                                  Year Ended 06/30/97                   Year Ended 06/30/96
                                                               Shares            Dollars              Shares            Dollars
R Shares:
===================================================================================================================================
Sold                                                         2,118,300       $  31,194,055          1,462,014        $  19,648,978
-----------------------------------------------------------------------------------------------------------------------------------
Issued in exchange for shares of the Montgomery
   Advisors Emerging Market Fund                                    --                  --                 --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                             69,551             948,742                 --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                    (1,295,308)        (19,192,934)          (266,905)          (3,567,300)
===================================================================================================================================
Net increase/(decrease)                                        892,543       $  12,949,863          1,195,109        $  16,081,678
P Shares:**
===================================================================================================================================
Sold                                                               335       $       5,001                 69        $       1,000
-----------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                  9                 116                 --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                           (78)             (1,154)                --                   --
===================================================================================================================================
Net increase                                                       266       $       3,963                 69        $       1,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                GLOBAL ASSET ALLOCATION FUND

                                                                                    Period Ended 06/30/97
                                                                                  Shares            Dollars
R Shares:*
===================================================================================================================================
Sold                                                                               182,005        $ 2,243,696
-----------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                                     --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                                           (58,005)          (723,748)
===================================================================================================================================
Net increase/(decrease)                                                            124,000        $ 1,519,948
P Shares:**
===================================================================================================================================
Sold
-----------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends
-----------------------------------------------------------------------------------------------------------------------------------
Redeemed
===================================================================================================================================
Net increase
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         GROWTH FUND

                                                                  Year Ended 06/30/97                    Year Ended 06/30/96
                                                              Shares             Dollars              Shares            Dollars
R Shares:
===================================================================================================================================
Sold                                                        14,533,171       $ 306,808,623         14,521,606        $ 296,489,571
-----------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                          6,074,664         124,941,420          3,640,887           68,571,076
-----------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                   (13,524,409)       (284,453,305)       (21,790,489)        (434,941,907)
===================================================================================================================================
Net increase/(decrease)                                      7,083,426       $ 147,296,738         (3,627,996)       $ (69,881,260)
P Shares:**
===================================================================================================================================
Sold                                                             5,296       $     109,131              3,723        $      74,369
-----------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                589              12,069                 --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                          (419)             (8,489)                --                   --
===================================================================================================================================
Net increase                                                     5,466       $     112,711              3,723        $      74,369
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  GLOBAL OPPORTUNITIES FUND

                                                                  Year Ended 6/30/97                     Year Ended 6/30/96
                                                               Shares            Dollars              Shares             Dollars
R Shares:*
===================================================================================================================================
Sold                                                         1,552,210       $  26,712,712          1,808,431        $  27,971,751
-----------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                             78,091           1,291,178              5,378               76,525
-----------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                    (1,621,968)        (27,517,770)        (1,165,606)         (17,565,003)
===================================================================================================================================
Net increase/(decrease)                                          8,333       $     486,120            648,203        $  10,483,273
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                INTERNATIONAL SMALL CAP FUND

                                                                 Year Ended 06/30/97                     Year Ended 06/30/96
                                                              Shares             Dollars             Shares              Dollars
R Shares:
===================================================================================================================================
Sold                                                         2,921,746       $  44,958,978          2,772,505        $  37,233,535
-----------------------------------------------------------------------------------------------------------------------------------
Issued in exchange for shares of the Montgomery
   Advisors Emerging Market Fund                                    --                  --                 --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                 --                  --              4,289               54,639
-----------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                    (2,601,160)        (39,608,191)        (2,400,503)         (31,964,633)
===================================================================================================================================
Net increase/(decrease)                                        320,586       $   5,350,787            376,291        $   5,323,541
P Shares:**
===================================================================================================================================
Sold                                                               855       $      15,000
-----------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                 --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                            --                  --
===================================================================================================================================
Net increase                                                       855       $      15,000
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                      SELECT 50 FUND

                                                                 Year Ended 06/30/97                    Year Ended 06/30/96
                                                              Shares             Dollars             Shares              Dollars
R Shares:*
===================================================================================================================================
Sold                                                         7,588,001       $ 130,776,571          5,927,206        $  86,339,891
-----------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                            194,339           3,061,479              4,730               61,750
-----------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                    (3,899,388)        (64,867,185)        (1,194,765)         (18,058,776)
===================================================================================================================================
Net increase/(decrease)                                      3,882,952       $  68,970,865          4,737,171        $  68,342,865
P Shares:**
===================================================================================================================================
Sold                                                             3,579       $      58,050
-----------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                 --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                        (3,147)            (52,234)
===================================================================================================================================
Net increase                                                       432       $       5,816
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       MICRO CAP FUND

                                                                 Year Ended 06/30/97                     Year Ended 06/30/96
                                                              Shares             Dollars             Shares               Dollars
R Shares:
===================================================================================================================================
Sold                                                         2,139,966       $  35,696,484         10,060,282        $ 151,943,367
-----------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                          1,256,280          20,414,858            178,801            2,612,298
-----------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                    (3,847,189)        (64,577,395)        (4,907,671)         (75,538,931)
===================================================================================================================================
Net increase/(decrease)                                       (450,943)      $  (8,466,053)         5,331,412        $  79,016,734
P Shares:**
===================================================================================================================================
Sold
-----------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends
-----------------------------------------------------------------------------------------------------------------------------------
Redeemed
===================================================================================================================================
Net increase
-----------------------------------------------------------------------------------------------------------------------------------

* The Emerging Asia, International Growth, Select 50 and Global Asset Allocation Funds Class R shares commenced operations on September 30, 1996; July 3, 1995; October 2, 1995; and January 2, 1997, respectively.
** The Emerging Markets, International Growth, International Small Cap, Asset
   Allocation, Select 50, Equity Income and Growth Funds Class P shares commenced operations on March 12, 1996; March 12, 1996; June 9, 1997; January 3, 1996; December 12, 1996; March 12, 1996; and January 12, 1996,
   respectively.
                                                                              --
                                                                              91
                                                                              --
The accompanying notes are an integral part of these financial statements.

--------------------------
  The Montgomery Funds
--------------------------
 Transactions in Shares
with a Beneficial Interest
--------------------------




                                      SMALL CAP FUND                                   SMALL CAP OPPORTUNITIES FUND

                     Year Ended 06/30/97          Year Ended 06/30/96         Year Ended 06/30/97           Year Ended 06/30/96
                     Shares      Dollars         Shares        Dollars        Shares        Dollars         Shares       Dollars
R Shares:
====================================================================================================================================
Sold               1,765,254   $  33,679,540    2,364,351   $ 45,287,531    10,983,697   $ 171,594,561    9,683,872   $ 155,336,055)
------------------------------------------------------------------------------------------------------------------------------------
Issued as
   reinvestment
   of dividends    1,995,154      37,911,061    1,145,423     19,277,473         2,521          39,628           --
------------------------------------------------------------------------------------------------------------------------------------
Redeemed          (6,366,339)   (103,669,031)  (2,572,896)   (49,720,323)   (6,691,938)   (106,026,503)  (1,067,133)    (16,554,700)
====================================================================================================================================
Net increase
    /(decrease)   (2,605,931)  $ (32,078,430)     936,878   $ 14,844,681     4,294,280   $  65,607,686    8,616,739   $ 138,781,355
P Shares:**
====================================================================================================================================
Sold                 359,494   $   6,929,517                                       558   $      8,550
------------------------------------------------------------------------------------------------------------------------------------
Issued as
   reinvestment
   of dividends       22,222         418,949                                        --             --
------------------------------------------------------------------------------------------------------------------------------------
Redeemed             (39,938)       (709,403)                                      (25)          (400)
====================================================================================================================================
Net increase         341,778   $   6,639,063                                       533   $      8,150
------------------------------------------------------------------------------------------------------------------------------------

                           CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND                SHORT DURATION GOVERNMENT BOND FUND

                          Year Ended 06/30/97        Year Ended 06/30/96         Year Ended 06/30/97        Year Ended 06/30/96
                         Shares        Dollars       Shares       Dollars        Shares       Dollars       Shares       Dollars
R Shares:
====================================================================================================================================
Sold                    1,175,026   $ 14,606,989   1,161,660   $ 14,281,986    5,462,262   $ 54,326,915    2,121,512   $ 21,194,163
------------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment
   of dividends            36,878        457,824      23,748        292,096      195,195      1,945,143      101,272      1,010,094
------------------------------------------------------------------------------------------------------------------------------------
Redeemed                 (621,747)    (7,718,315)   (472,897)    (5,796,057)  (3,214,013)   (31,983,590)  (1,653,638)   (16,528,530)
====================================================================================================================================
Net increase              590,157   $  7,346,498     712,511   $  8,778,025    2,443,444   $ 24,288,468      569,146   $  5,675,727
P Shares:**
====================================================================================================================================
Sold                                                                                  --            --           102   $      1,010
------------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment
   of dividends                                                                        3             30            1             13
------------------------------------------------------------------------------------------------------------------------------------
Redeemed                                                                             (74)          (740)         (11)          (109)
====================================================================================================================================
Net increase/(decrease)                                                              (71)  $       (710)          92   $        914
------------------------------------------------------------------------------------------------------------------------------------



                                CALIFORNIA TAX-FREE MONEY FUND                          FEDERAL TAX-FREE MONEY FUND

                       Year Ended 06/30/97             Year Ended 06/30/96                 Period Ended 06/30/97
                        Shares and Dollars              Shares and Dollars                   Shares and Dollars
R Shares:*
====================================================================================================================================
Sold                   $    800,562,011                $   618,931,453                      $     697,918,747
------------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment
   of dividends               3,271,172                      2,443,423                              2,441,561
------------------------------------------------------------------------------------------------------------------------------------
Redeemed                   (783,244,187)                  (588,014,834)                          (586,161,101)
====================================================================================================================================
Net increase           $     20,588,996                $    33,360,042                      $     114,199,207
------------------------------------------------------------------------------------------------------------------------------------

                                    GOVERNMENT RESERVE FUND

                        Year Ended 06/30/97           Year Ended 06/30/96
                        Shares and Dollars            Shares and Dollars
R Shares:
====================================================================================================================================
Sold                   $    3,645,527,042              $ 2,724,266,296
------------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment
   of dividends                22,892,029                   15,759,363
------------------------------------------------------------------------------------------------------------------------------------
Redeemed                   (3,634,659,585)              (2,559,526,862)
====================================================================================================================================
Net increase           $       33,759,486              $   180,498,797
P Shares:**
====================================================================================================================================
Sold                                   --              $           900
------------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment
   of dividends                        29                            7
------------------------------------------------------------------------------------------------------------------------------------
Redeemed                             (729)                          --
====================================================================================================================================
Net increase/(decrease)$             (700)             $           907
------------------------------------------------------------------------------------------------------------------------------------

* The Federal Tax-Free Money Fund Class R shares commenced operations on July 15, 1996.
** The Small Cap, Small Cap Opportunities, Short Duration Government Bond and Government Reserve Funds Class P shares commenced operations on July 1, 1996; July 29, 1996; March 12, 1996; and March 12, 1996, respectively.

--
92
--

The accompanying notes are an integral part of these financial statements.

                                     ------------------------------------------
                                               The Montgomery Funds
                                     ------------------------------------------
                                              Statement of Cash Flows
                                     ------------------------------------------
                                     Y E A R  E N D E D  J U N E  3 0,  1 9 9 7





SHORT DURATION GOVERNMENT BOND FUND


Cash Flows from Operating Activities:
------------------------------------------------------------------------------------------------------------------------------------
Income received................................................................. $   2,799,778
Fee income received ............................................................        29,297
Operating expenses paid ........................................................      (199,777)
Proceeds from sales of long-term securities and purchased options ..............   181,359,783
Net proceeds from futures and short sales transactions .........................       (34,923)
Purchases of long-term securities and purchased options ........................  (206,110,760)
Net proceeds from short-term investments .......................................     2,029,434
Cash Used by Operating Activities ..............................................                                      $ (20,127,168)


Cash Flows from Financing Activities:
------------------------------------------------------------------------------------------------------------------------------------
Proceeds from subscriptions..................................................... $  53,669,767
Payments on shares redeemed ....................................................   (31,952,532)
Net dollar roll deferral .......................................................         1,875
Cash dividends paid* ...........................................................      (305,594)
Reverse repurchase agreements ..................................................     6,548,750
Reverse repurchase agreement interest expense ..................................      (367,833)
Cash Provided by Financing Activities ..........................................                                         27,594,433

Increase in cash ...............................................................                                          7,467,265
Cash at beginning of year ......................................................                                              7,117
Cash at end of year ............................................................                                       $  7,474,382


Reconciliation of Net Increase in Net Assets from Operations to Cash Provided by Operating Activities:
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations ...........................                                       $  2,580,691
 Increase in investments $ ..................................................... $(17,851,039)
 Increase in interest and dividends receivable .................................     (310,810)
 Decrease in deferred fee income from dollar roll transactions .................        3,346
 Increase in other assets ......................................................       15,462
 Increase in receivables for investments sold and dollar roll transactions .....       (8,699)
 Decrease in payable for investments purchased .................................   (4,943,929)
 Increase in accrued expenses ..................................................       19,977
 Interest expense ..............................................................      367,833
                                                                                 -------------
 Total adjustments .............................................................                                        (22,707,859)
Cash Used by Operating Activities ..............................................                                       $(20,127,168)

* Non-cash activities include reinvestment of dividends of $1,945,173.

                                                                           ----
                                                                            93
                                                                           ----
The accompanying notes are an integral part of these Financial statements.

--------------------
The Montgomery Funds
--------------------
Financial Highlights
--------------------

                                                           EMERGING ASIA
                                                               FUND                  GLOBAL COMMUNICATIONS FUND

Selected per-Share Data for the Year or Period Ended:        Class R     Class R
                                                             Shares      Shares
                                                             1997(a)      1997       1996       1995       1994       1993(b)
Net asset value -- beginning of year                        $  12.00    $  18.05   $  15.42   $  14.20   $  12.45    $  12.00
===============================================================================================================================
Net investment income/(loss)                                   (0.01)      (0.25)     (0.20)     (0.03)     (0.05)       0.00#
Net realized and unrealized gain/(loss) on investments          6.95        2.72       2.83       1.28       1.80++      0.45
-------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
   investment operations                                        6.94        2.47       2.63       1.25       1.75        0.45
-------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                        --          --         --         --         --          --
   Distributions in excess of net investment income            (0.03)      --         --         --         --          --
   Distributions from net realized capital gains               --          (0.91)     --         --         --          --
   Distributions in excess of net realized capital gains       --          --         --         (0.03)     --          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            (0.03)      (0.91)     --         (0.03)     --          --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of year                              $  18.91    $  19.61   $  18.05   $  15.42   $  14.20    $  12.45
===============================================================================================================================
Total return**                                                 57.80%      14.43%     17.06%      8.83%     14.06%       3.75%
===============================================================================================================================
Ratios to Average Net Assets/Supplemental Data:
===============================================================================================================================
Net assets, end of year (in 000s)                           $ 68,095    $153,955   $206,671   $209,644   $234,886    $  4,670
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets    (0.42)%+    (1.05)%    (1.01)%    (0.10)%    (0.46)%     (0.05)%+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by
   Manager                                                  $  (0.02)   $  (0.27)  $  (0.22)  $  (0.07)  $  (0.06)   $  (0.04)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        72.18%      75.79%    103.73%     50.17%     29.20%       0.00%
-------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                             $   0.0077  $   0.0104 $   0.0129      N/A        N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                        2.20%+     --          2.01%      1.91%      1.94%      --
-------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager,
   including interest expense                                   2.69%+      2.00%      2.11%      2.09%      2.04%       8.96%+
-------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest expense                        2.13+       1.91%      1.90%      1.90%      1.90%       1.90%+
-------------------------------------------------------------------------------------------------------------------------------

(a) The Emerging Asia Fund's Class R shares commenced operations on September 30, 1996.
(b) The Global Communications Fund's Class R shares commenced operations on June 1, 1993.
(c) The Emerging Markets Fund's Class R shares and Class P shares commenced operations on March 1, 1992, and March 12, 1996, respectively.

                                                                                          GLOBAL OPPORTUNITIES FUND

Selected per-Share Data for the Year or Period Ended:                    Class R Shares
                                                                             1997             1996           1995           1994(d)
Net asset value -- beginning of year                                      $  16.96         $  13.25       $  12.92       $  12.00
====================================================================================================================================
Net investment income/(loss)                                                 (0.11)           (0.06)          0.13           0.01
Net realized and unrealized gain/(loss) on investments                        3.14             3.84           0.70           0.91
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
   investment operations                                                      3.03             3.78           0.83           0.92
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                                      --               (0.07)         --             --
   Distributions from net realized capital gains                             (0.82)           --             (0.50)         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (0.82)           (0.07)         (0.50)         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of year                                            $  19.17         $  16.96       $  13.25       $  12.92
====================================================================================================================================
Total return**                                                               18.71%           28.64%          6.43%          7.67%
====================================================================================================================================
Ratios to Average Net Assets/Supplemental Data:
====================================================================================================================================
Net assets, end of year (in 000s)                                         $ 32,371         $ 28,496       $ 13,677       $ 12,504
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to avg. net assets                      0.62)%          (0.56)          1.03%          0.02%+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager           $  (0.23)        $  (0.16)      $  (0.01)      $  (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                     117.10%          163.80%        118.75%         67.22%
------------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                           $   0.0240       $   0.0235          N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                                     --                2.05%          1.91%          1.99%+
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager,
   including interest expense                                                 2.62%            3.10%          2.99%          2.75%+
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest expense                                      1.90%            1.90%          1.90%          1.90%+
------------------------------------------------------------------------------------------------------------------------------------

(d) The Global Opportunities Fund's Class R shares commenced operations on September 30, 1993.
(e) The International Small Cap Fund's Class R shares and Class P shares commenced operations on September 30, 1993, and June 9, 1997, respectively.
(f) The International Growth Fund's Class R shares and Class P shares commenced operations on July 3, 1995, and March 12, 1996, repsectively.
--
94
--
The accompanying notes are an integral part of these financial statements.

                                                                                   EMERGING MARKETS FUND

                                                                 Class R Shares
                                                                       1997          1996        1995##         1994
Net asset value -- beginning of year                              $    14.19      $  13.17     $  13.68      $  11.07
========================================================================================================================
Net investment income/(loss)                                            0.07          0.08         0.03         (0.03)
Net realized and unrealized gain/(loss) on investments                  2.66          0.94         0.25++        2.92
------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
   investment operations                                                2.73          1.02         0.28          2.89
------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                                (0.07)        --           --            --
   Distributions in excess of net investment income                    --            --           --            --
   Distributions from net realized capital gains                       --            --           (0.42)        (0.28)
   Distributions in excess of net realized capital gains               --            --           (0.37)        --
------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (0.07)        --           (0.79)        (0.28)
------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of year                                    $    16.85      $  14.19     $  13.17      $  13.68
========================================================================================================================
Total return**                                                         19.34%         7.74%        1.40%        26.10%
========================================================================================================================
Ratios to Average Net Assets/Supplemental Data:
========================================================================================================================
Net assets, end of year (in 000s)                                 $1,259,457      $994,378     $998,083      $654,960
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets             0.48%         0.58%        0.23%        (0.14)%
------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager        --            --           --            --
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                83.08%       109.92%       92.09%        63.79%
------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                   $     0.0011    $   0.0007        N/A           N/A
------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                               --            --           --            --
------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager,
   including interest expense                                          --            --           --            --
------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest expense                                1.67%         1.72%        1.80%         1.85%
------------------------------------------------------------------------------------------------------------------------

                                                                                     EMERGING MARKETS FUND

                                                                                                Class P Shares
                                                                         1993          1992(c)      1997         1996(c)
Net asset value -- beginning of year                                  $   9.96       $  10.00     $  14.19      $  12.62
==========================================================================================================================
Net investment income/(loss)                                              0.07           0.03         0.06          0.01
Net realized and unrealized gain/(loss) on investments                    1.05          (0.07)        2.58          1.56
--------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
   investment operations                                                  1.12          (0.04)        2.64          1.57
--------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                                  (0.01)         --           (0.06)        --
   Distributions in excess of net investment income                      --             --           --            --
   Distributions from net realized capital gains                         (0.00)#        --           --            --
   Distributions in excess of net realized capital gains                 --             --           --            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (0.01)         --           (0.06)        --
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of year                                        $  11.07       $   9.96     $  16.77      $  14.19
==========================================================================================================================
Total return**                                                           11.27%         (0.40)%      18.62%        12.44%
==========================================================================================================================
Ratios to Average Net Assets/Supplemental Data:
==========================================================================================================================
Net assets, end of year (in 000s)                                     $206,617       $ 54,625     $    607      $      2
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets               0.66%          1.70%+       0.23%         0.33%+
--------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager       $   0.06       $   0.01        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  21.40%          0.19%       83.08%       109.92%
--------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                            N/A            N/A     $   0.0011    $   0.0007
--------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                                 --             --           --            --
--------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager,
   including interest expense                                             1.93%          2.80%+      --            --
--------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest expense                                  1.90%          1.90%+       1.92%         1.97%+
--------------------------------------------------------------------------------------------------------------------------

                                                                                   INTERNATIONAL SMALL CAP FUND

Selected per-Share Data for the Year or Period Ended:          Class R Shares                                        Class R Shares
                                                                   1997         1996            1995         1994(e)      1997
Net asset value -- beginning of year                            $  14.86     $  11.75       $   12.02      $  12.00     $ 16.96
===================================================================================================================================
Net investment income/(loss)                                       (0.05)        0.03            0.12          0.00#       0.00#
Net realized and unrealized gain/(loss) on investments              2.35         3.10           (0.39)         0.02        0.20
-----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
   investment operations                                            2.30         3.13           (0.27)         0.02        0.20
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                            --           (0.02)          (0.00)#       --          --
   Distributions from net realized capital gains                   --           --              --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                --           (0.02)          (0.00)#       --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of year                                  $  17.16     $  14.86       $   11.75      $  12.02     $ 17.16
===================================================================================================================================
Total return**                                                     15.48%       26.68%          (2.23)%        0.17%       1.18%
===================================================================================================================================
Ratios to Average Net Assets/Supplemental Data:
===================================================================================================================================
Net assets, end of year (in 000s)                               $ 53,602     $ 41,640       $  28,516      $ 34,555     $    15
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to avg. net assets           (0.34)%       0.20%           0.95%         0.04%+     (0.59)%+
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager $  (0.14)    $  (0.08)      $    0.05      $  (0.02)    $ (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            84.91%      177.36%         156.13%       123.50%      84.91%
-----------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                 $   0.0157   $  0.0123            N/A           N/A     $  0.0157
-----------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                            1.90%       1.96%            1.91%         1.99%+      2.15%+
-----------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager,
   including interest expense                                       2.60%       2.76%            2.50%         2.32%+     2.85%+
-----------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest expense                            1.90%       1.90%            1.90%         1.90%+     2.15%+
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             INTERNATIONAL GROWTH FUND

Selected per-Share Data for the Year or Period Ended:                  Class R Shares                     Class P Shares
                                                                            1997##          1996(f)           1997##       1996(f)
Net asset value -- beginning of year                                      $  15.31         $  12.00          $  15.31     $  13.66
====================================================================================================================================
Net investment income/(loss)                                                  0.08             0.02              0.05         0.00#
Net realized and unrealized gain/(loss) on investments                        2.53             3.29              2.54         1.65
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
   investment operations                                                      2.61             3.31              2.59         1.65
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                                      --               --                --           --
   Distributions from net realized capital gains                             (1.68)           --                (1.68)       --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (1.68)           --                (1.68)       --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of year                                            $  16.24         $  15.31          $  16.22     $  15.31
====================================================================================================================================
Total return**                                                               19.20%           27.58%            19.13%       12.08%
====================================================================================================================================
Ratios to Average Net Assets/Supplemental Data:
====================================================================================================================================
Net assets, end of year (in 000s)                                         $ 33,912         $ 18,303          $      5     $      1
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to avg. net assets                      0.57%            0.26%+            0.32%        0.01%+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager           $  (0.02)        $  (0.07)         $  (0.06)    $  (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                      95.02%          238.91%            95.02%      238.91%
------------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                           $   0.0217       $   0.0176        $   0.0217        N/A
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                                     --               --                --           --
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager,
   including interest expense                                                 2.37%            2.91%+            2.62%        3.16%+
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest expense                                      1.66%            1.65%+            1.91%        1.90%+
------------------------------------------------------------------------------------------------------------------------------------

 ** Total return represents aggregate total return for the periods indicated.
  + Annualized.
 ++ The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
+++ Average commission rate paid per share of securities purchased and sold by
    Fund.
  # Amount represents less than $0.01 per share.
 ## Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period since the use of the undistributed income method did not accord with results of operations.
                                                                              --
                                                                              95
                                                                              --

---------------------
The Montgomery Funds
---------------------
Financial Highlights
---------------------

                                                                                ASSET ALLOCATION FUND

Selected per-Share Data for the Year or Period Ended:        Class R Shares                                Class P Shares
                                                                  1997##       1996       1995      1994(a)    1997##    1996(a)
Net asset value-- beginning of year                           $   19.33   $   16.33   $  12.24    $   12.00   $ 19.33    $  17.86
====================================================================================================================================
Net investment income/(loss)                                       0.48        0.26       0.25         0.06      0.43        0.09
Net realized and unrealized gain on investments                    2.13        3.54       4.11         0.18      2.13        1.38
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   investment operations                                           2.61        3.80       4.36         0.24      2.56        1.47
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                           (0.39)      (0.25)     (0.17)       --        (0.34)      --
   Distributions from net realized capital gains                  (1.66)      (0.55)     (0.10)       --        (1.66)      --
   Distributions in excess of net realized capital gains          --          --         --           --        --          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (2.05)      (0.80)     (0.27)       --        (2.00)      --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of Year                                $   19.89   $   19.33   $  16.33    $   12.24   $ 19.89    $  19.33
====================================================================================================================================
Total return**                                                    14.65%      23.92%     35.99%        2.00%    14.35%       8.23%
====================================================================================================================================
Ratios to Average Net Assets/Supplemental Data:
====================================================================================================================================
Net assets, end of year (in 000s)                             $ 127,214   $ 132,511   $ 60,234    $   1,548   $    74    $     43
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets        2.55%       1.85%      3.43%        2.54%+    2.30%       1.60%+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees
   by Manager                                                 $    0.47   $    0.24   $   0.19    $   (0.11)  $  0.42    $   0.08
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          168.51%     225.91%     95.75%      190.94%   168.51%     225.91%
------------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                               $    0.0448 $    0.0595      N/A          N/A   $  0.0448  $   0.0595
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                           1.43%       1.42%      1.31%        1.43%+    1.68%       1.67%+
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager,
   including interest expense                                      1.49%       1.55%      2.07%        9.00%+    1.74%       1.80%+
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest expense                           1.31%       1.30%      1.30%        1.30%+    1.56%       1.55%+
------------------------------------------------------------------------------------------------------------------------------------

(a) The Asset Allocation Fund's Class R shares and Class P shares commenced operations on March 31, 1994, and January 3, 1996, respectively.
(b) The Select 50 Fund's Class R Shares and Class P shares commenced operations on October 2, 1995, and December 12, 1996, respectively.
(c) The Equity Income Fund's Class R shares and Class P shares commenced operations on September 30, 1994, and March 12, 1996, respectively.

                                                                                   GROWTH FUND

Selected per-Share Data for the Year or Period Ended:        Class R Shares                                Class P Shares
                                                                  1997##       1996       1995      1994(d)    1997##   1996(d)
Net asset value-- beginning of year                           $   21.94   $   19.16   $  15.27    $  12.00    $ 21.94     $19.22
====================================================================================================================================
Net investment income/(loss)                                       0.15        0.17       0.12        0.04       0.09       0.03
Net realized and unrealized gain on investments                    3.90        4.32       3.91        3.31++     3.96       2.69
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   investment operations                                           4.05        4.49       4.03        3.35       4.05       2.72
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                           (0.15)      (0.17)     (0.07)      (0.01)     (0.10)     --
   Distributions from net realized capital gains                  (2.77)      (1.54)     (0.07)      --         (2.77)     --
   Distributions in excess of net realized capital gains          --          --         --          (0.07)     --         --
   Distributions from capital                                     --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (2.92)      (1.71)     (0.14)      (0.08)     (2.87)     --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value-- end of year                                 $   23.07   $   21.94   $  19.16    $  15.27    $ 23.12     $21.94
====================================================================================================================================
Total return**                                                    20.44%      24.85%     26.53%      27.98%     20.41%     14.15%
====================================================================================================================================
Ratios to Average Net Assets/Supplemental Data:
====================================================================================================================================
Net assets, end of year (in 000s)                             $1,137,343  $  926,382  $ 878,776   $ 149,103   $   212     $   82
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average
  net assets                                                       0.69%       0.78%      0.98%       1.09%+     0.44%      0.53%+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income before deferral of fees
by Manager                                                        --          --         --       $   0.03      --         --
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           61.10%     118.14%    128.36%     110.65%     61.10%    118.14%
------------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                               $    0.0595 $    0.0596       N/A         N/A   $  0.0595   $ 0.0596
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager                  --          --         --           1.79%+    --         --
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                           1.27%       1.35%      1.50%       1.49%+     1.52%      1.60%+
------------------------------------------------------------------------------------------------------------------------------------

(d) The Growth Fund's Class R shares and Class P shares commenced operations on September 30, 1993, and January 12, 1996, respectively.
(e) The Small Cap Fund's Class R shares became available for investment by the public on July 13, 1990. The Fund's Class P shares commenced operations on July 1, 1996.

--
96
--

                                                                   GLOBAL ASSET
                                                                  ALLOCATION FUND                  SELECT 50 FUND

Selected per-Share Data for the Year or Period Ended:             Class R Shares   Class R Shares                  Class P Shares
                                                                      1997##           1997##          1996(b)        1997(b)##
Net asset value-- beginning of year                               $    12.00       $    16.46       $     12.00      $   15.89
==================================================================================================================================
Net investment income/(loss)                                            0.09             0.01              0.06          (0.02)
Net realized and unrealized gain on investments                         1.24             4.16              4.45           4.11
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   investment operations                                                1.33             4.17              4.51           4.09
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                                --               (0.10)            (0.04)         --
   Distributions from net realized capital gains                       --               (0.52)            --             --
   Distributions in excess of net realized capital gains               --               --                (0.01)         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    --               (0.62)            (0.05)         --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value-- end of year                                     $    13.33       $    20.01       $     16.46      $   19.98
==================================================================================================================================
Total return**                                                         11.17%           26.35%            37.75%         25.74%
==================================================================================================================================
Ratios to Average Net Assets/Supplemental Data:
==================================================================================================================================
Net assets, end of year (in 000s)                                 $    1,653       $  172,509       $    77,955      $       9
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets             1.31%+           0.04%             0.42%+        (0.21)%+
----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees
    by Manager                                                    $    (0.21)      $    (0.01)      $      0.02      $   (0.03)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                89.52%          157.93%           105.98%        157.93%
----------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                        N/A         $     0.0011     $      0.0097    $    0.0011
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                               --               --                --             --
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager,
   including interest expense                                           4.84%+           1.92%             2.11%+         2.17%+
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest expense                                0.47%+           1.82%             1.80%+         2.07%+
----------------------------------------------------------------------------------------------------------------------------------

                                                                                           EQUITY INCOME FUND

Selected per-Share Data for the Year or Period Ended:                 Class R Shares                    Class P Shares
                                                                          1997##      1996     1995(c)      1997##       1996(c)
Net asset value-- beginning of year                                     $  16.09   $  13.38   $  12.00   $   16.09      $  15.66
==================================================================================================================================
Net investment income/(loss)                                                0.49       0.43       0.31        0.44          0.08
Net realized and unrealized gain on investments                             3.35       2.82       1.38        3.35          0.35
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   investment operations                                                    3.84       3.25       1.69        3.79          0.43
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                                    (0.46)     (0.42)     (0.31)      (0.42)        --
   Distributions from net realized capital gains                           (1.56)     (0.12)     --          (1.56)        --
   Distributions in excess of net realized capital gains                     --         --       --          --            --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                        (2.02)     (0.54)     (0.31)      (1.98)        --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of year                                          $  17.91   $  16.09   $  13.38   $   17.90      $  16.09
==================================================================================================================================
Total return**                                                             26.02%     24.56%     14.26%      25.64%         2.75%
==================================================================================================================================
Ratios to Average Net Assets/Supplemental Data:
==================================================================================================================================
Net assets, end of year (in 000s)                                       $ 38,595   $ 19,312   $  6,383   $     868      $      2
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets                 2.93%      3.03%      4.06%+      2.68%         2.78%+
----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees
   by Manager                                                           $   0.39   $   0.34   $   0.13   $    0.34      $   0.06
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    62.31%     89.77%     29.46%      62.31%        89.77%
----------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                         $   0.0598 $   0.0423     N/A    $    0.0598    $   0.0423
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                                   --         --         --          --            --
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager,
   including interest expense                                               1.46%      1.45%      3.16%+      1.71%         1.70%+
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest expense                                    0.86%      0.85%      0.84%+      1.11%         1.10%+
----------------------------------------------------------------------------------------------------------------------------------

(a) The Asset Allocation Fund's Class R shares and Class P shares commenced operations on March 31, 1994, and January 3, 1996, respectively.
(b) The Select 50 Fund's Class R Shares and Class P shares commenced operations on October 2, 1995, and December 12, 1996, respectively.
(c) The Equity Income Fund's Class R shares and Class P shares commenced operations on September 30, 1994, and March 12, 1996, respectively.

                                                                                         SMALL CAP FUND

Selected per-Share Data for the Year or Period Ended:          Class R Shares
                                                                    1997              1996            1995            1994
Net asset value-- beginning of year                            $   21.55         $   17.11       $   15.15       $   16.83
==================================================================================================================================
Net investment income/(loss)                                       (0.18)            (0.09)          (0.10)          (0.12)
Net realized and unrealized gain on investments                     1.43              6.31            3.04           (0.47)
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   investment operations                                            1.25              6.22            2.94           (0.59)
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                            --                --              --              --
   Distributions from net realized capital gains                   (3.28)            (1.78)          (0.98)          (1.09)
   Distributions in excess of net realized capital gains           --                --              --              --
   Distributions from capital                                      --                --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                (3.28)            (1.78)          (0.98)          (1.09)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value-- end of year                                  $   19.52         $   21.55       $   17.11       $   15.15
==================================================================================================================================
Total return**                                                      6.81%            39.28%          20.12%          (1.59)%
==================================================================================================================================
Ratios to Average Net Assets/Supplemental Data:
==================================================================================================================================
Net assets, end of year (in 000s)                              $ 198,298         $ 275,062       $ 202,399       $ 209,063
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets        (0.78)%           (0.47)%         (0.57)%         (0.68)%
----------------------------------------------------------------------------------------------------------------------------------
Net investment income before deferral of fees by Manager           --                --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            58.71%            80.00%          85.07%          95.22%
----------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                $    0.0522       $    0.0529          N/A             N/A
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager                   --                --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest expense                            1.20%             1.24%           1.37%           1.35%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        SMALL CAP FUND

Selected per-Share Data for the Year or Period Ended:                                                         Class P Shares
                                                                    1993       1992        1991     1991(e)       1997(e)
Net asset value-- beginning of year                             $  12.90   $  13.24    $  10.05   $  10.62      $  21.73
==================================================================================================================================
Net investment income/(loss)                                       (0.11)     (0.06)      (0.06)     (0.07)        (0.10)
Net realized and unrealized gain on investments                     4.04       3.25        3.27       2.71          1.13
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   investment operations                                            3.93       3.19        3.21       2.64          1.03
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                            --         --          --         --            --
   Distributions from net realized capital gains                   --         (2.75)      (0.02)     (0.02)        (3.28)
   Distributions in excess of net realized capital gains           --         --          --         --            --
   Distributions from capital                                      --         (0.78)      --         --            --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                --         (3.53)      (0.02)     (0.02)        (3.28)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value-- end of year                                   $  16.83   $  12.90    $  13.24   $  13.24      $  19.48
==================================================================================================================================
Total return**                                                     30.47%     27.69%      31.97%     24.89%         5.74%
==================================================================================================================================
Ratios to Average Net Assets/Supplemental Data:
==================================================================================================================================
Net assets, end of year (in 000s)                               $219,968   $176,588    $ 27,181   $ 27,181      $  6,656
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets               (0.69)%    (0.44)%     (0.47)%    (0.45)%+      (1.03)%+
----------------------------------------------------------------------------------------------------------------------------------
Net investment income before deferral of fees by Manager           --         --          --         --            --
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           130.37%     80.67%     194.63%    188.16%        58.71%
----------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                     N/A        N/A         N/A        N/A       $   0.0522
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager                   --         --          --         --            --
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest expense                            1.40%      1.50%       1.50%      1.45%+        1.45%+
----------------------------------------------------------------------------------------------------------------------------------

(d) The Growth Fund's Class R shares and Class P shares commenced operations on September 30, 1993, and January 12, 1996, respectively.
(e) The Small Cap Fund's Class R shares became available for investment by the public on July 13, 1990. The Fund's Class P shares commenced operations on July 1, 1996.

 ** Total return represents aggregate total return for the periods indicated.
  + Annualized.
 ++ The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.
  # Amount represents less than $0.01 per share.
 ## Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period since the use of the undistributed income method did not accord with results of operations.
                                                                            ----
                                                                             97
                                                                            ----

---------------------
The Montgomery Funds
---------------------
Financial Highlights
---------------------

                                                                             MICRO CAP FUND
Selected per-Share Data for the Year or Period Ended:          Class R Shares
                                                                    1997          1996      1995(a)##
Net asset value--beginning of year                                  $  17.82    $  13.75    $  12.00
======================================================================================================
Net investment income/(loss)                                           (0.13)      (0.04)       0.09
Net realized and unrealized gain/(loss) on investments                  2.54        4.26        1.66
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from investment operations         2.41        4.22        1.75
------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                                --          (0.04)      --
   Distributions in excess of net investment income                    --          --          --
   Distributions from net realized capital gains                       (1.23)      (0.11)      --
------------------------------------------------------------------------------------------------------
Total distributions                                                    (1.23)      (0.15)      --
------------------------------------------------------------------------------------------------------
Net asset value--end of year                                        $  19.00    $  17.82    $  13.75
======================================================================================================
Total return**                                                         14.77%      30.95%      14.58%
======================================================================================================
Ratios to Average Net Assets/Supplemental Data:
======================================================================================================
Net assets, end of year (in 000s)                                   $317,812    $306,217    $162,949
------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets            (0.75)%     (0.11)%      1.40%+
------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager        --       $  (0.05)   $   0.07
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                79.00%      88.98%      36.81%
------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                     $   0.0569  $   0.0573      N/A
------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager                       --           1.79%       2.07%+
------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                                1.71%       1.75%       1.75%+
------------------------------------------------------------------------------------------------------


                                                                      SMALL CAP OPPORTUNITIES FUND
Selected per-Share Data for the Year or Period Ended:             Class R Shares          Class P Shares
                                                                       1997     1996(b)##     1997(b)
Net asset value--beginning of year                                  $  15.80    $  12.00     $  14.37
========================================================================================================
Net investment income/(loss)                                           (0.13)       0.02        (0.11)
Net realized and unrealized gain/(loss) on investments                  1.86        3.78++       3.27
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from investment operations         1.73        3.80         3.16
--------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                                (0.00)#     --           (0.00)#
   Distributions in excess of net investment income                    --          --           --
   Distributions from net realized capital gains                       --          --           --
--------------------------------------------------------------------------------------------------------
Total distributions                                                    (0.00)#     --           (0.00)#
--------------------------------------------------------------------------------------------------------
Net asset value--end of year                                        $  17.53    $  15.80     $  17.53
========================================================================================================
Total return**                                                         10.97%      31.67%       22.09%
========================================================================================================
Ratios to Average Net Assets/Supplemental Data:
========================================================================================================
Net assets, end of year (in 000s)                                   $226,318    $136,140     $      9
--------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets            (0.86)%      0.23%+      (1.11)%+
--------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager     $  (0.16)   $  (0.04)    $  (0.14)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               154.50%      81.29%      154.50%
--------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                     $   0.0562  $   0.0578   $   0.0562
--------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager                        1.75%       2.16%+       2.00%+
--------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                                1.50%       1.50%+       1.75%+
--------------------------------------------------------------------------------------------------------

(a) The Micro Cap Fund's Class R shares commenced operations on December 30,
    1994.
(b) The Small Cap Opportunities Fund's Class R shares and Class P shares commenced operations on December 29, 1995, and July 29, 1996, respectively.
(c) The California Tax-Free Intermediate Bond Fund's Class R shares commenced operations on July 1, 1993.
(d) The Federal Tax-Free Money Fund's Class R shares commenced operations on July 15, 1996.
(e) The California Tax-Free Money Fund's Class R shares commenced operations on September 30, 1994.

                                                                     SHORT DURATION GOVERNMENT BOND FUND
Selected per-Share Data for the Year or Period Ended:  Class R Shares
                                                           1997##        1996        1995         1994       1993(f)
Net asset value--beginning of year                        $   9.92     $   9.95   $   9.80      $  10.23    $  10.00
======================================================================================================================
Net investment income                                         0.59         0.60       0.62          0.61        0.33
Net realized and unrealized gain/(loss) on investments        0.07        (0.04)      0.16         (0.34)       0.23
----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
   investment operations                                      0.66         0.56       0.78          0.27        0.56
----------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                      (0.59)       (0.59)     (0.62)        (0.56)      (0.33)
   Distributions in excess of net investment income          (0.00)#      (0.00)#    --            (0.07)      --
   Distributions in excess of net realized capital gains     --           --         --            (0.07)      --
   Distributions from capital                                --           --         (0.01)        --          (0.00)#
----------------------------------------------------------------------------------------------------------------------
Total distributions                                          (0.59)       (0.59)     (0.63)        (0.70)      (0.33)
----------------------------------------------------------------------------------------------------------------------
Net asset value--end of year                              $   9.99     $   9.92   $   9.95      $   9.80    $  10.23
======================================================================================================================
Total return**                                                6.79%        5.74%      8.28%         2.49%       5.66%
======================================================================================================================
Ratios to Average Net Assets/Supplemental Data:
======================================================================================================================
Net assets, end of year (in 000s)                         $ 47,265     $ 22,681   $ 17,093      $ 21,937    $ 22,254
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net
   assets                                                     5.87%        5.88%      6.41%         5.93%       6.02%+
----------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees
   by Manager                                             $   0.54     $   0.52   $   0.54      $   0.51    $   0.27
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     450.98%      349.62%    284.23%       603.07%     213.22%
----------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager,
   including interest expense                                 2.05%        2.31%      2.23%         1.75%       2.07%+
----------------------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                      1.55%        1.55%      1.38%         0.71%      --
----------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest expense                      0.60%        0.60%      0.47%         0.25%       0.22%+
----------------------------------------------------------------------------------------------------------------------


Selected per-Share Data for the Year or Period Ended:  Class P Shares
                                                            1997##      1996(f)
Net asset value--beginning of year                        $   9.92     $   9.98
==================================================================================
Net investment income                                         0.59         0.16
Net realized and unrealized gain/(loss) on investments        0.06        (0.05)
----------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
   investment operations                                      0.65         0.11
----------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                      (0.58)       (0.17)
   Distributions in excess of net investment income          (0.00)#      --
   Distributions in excess of net realized capital gains     --           --
   Distributions from capital                                --           --
----------------------------------------------------------------------------------
Total distributions                                          (0.58)       (0.17)
----------------------------------------------------------------------------------
Net asset value--end of year                              $   9.99     $   9.92
==================================================================================
Total return**                                                6.69%        1.12%
==================================================================================
Ratios to Average Net Assets/Supplemental Data:
==================================================================================
Net assets, end of year (in 000s)                         $      0     $      1
----------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net
   assets                                                     5.62%        5.63%+
----------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees
   by Manager                                             $   0.54     $   0.14
----------------------------------------------------------------------------------
Portfolio turnover rate                                     450.98%      349.62%
----------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager,
   including interest expense                                 2.30%        2.56%+
----------------------------------------------------------------------------------
Expense ratio including interest expense                      1.80%        1.80%+
----------------------------------------------------------------------------------
Expense ratio excluding interest expense                      0.85%        0.85%+
----------------------------------------------------------------------------------

(f) The Short Duration Government Bond Fund's Class R shares and Class P shares commenced operations on December 18, 1992, and March 12, 1996, respectively.
(g) The Government Reserve Fund's Class R shares and Class P shares commenced operations on September 14, 1992, and March 12, 1996, respectively.

--
98
--

The accompanying notes are an integral part of these financial statements.


                                                                                                               FEDERAL TAX-FREE
                                                                  CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND       MONEY FUND
Selected per-Share Data for the Year or Period Ended:          Class R Shares                                   Class R Shares
                                                                    1997          1996        1995     1994(c)      1997(d)
Net asset value--beginning of year                                  $  12.23   $  12.04    $  11.79   $  12.00     $   1.00
================================================================================================================================
Net investment income/(loss)                                            0.53       0.54        0.44       0.41         0.032
Net realized and unrealized gain/(loss) on investments                  0.30       0.19        0.25      (0.21)        0.000###
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from investment operations         0.83       0.73        0.69       0.20         0.032
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                                (0.53)     (0.54)      (0.44)     (0.41)       (0.032)
   Distributions in excess of net investment income                    --         --          (0.00)#    --           (0.000)###
   Distributions from net realized capital gains                       --         --          --         --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (0.53)     (0.54)      (0.44)     (0.41)       (0.032)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value--end of year                                        $  12.53   $  12.23    $  12.04   $  11.79     $   1.00
================================================================================================================================
Total return**                                                          6.91%      6.11%       6.03%      1.65%        3.26%
================================================================================================================================
Ratios to Average Net Assets/Supplemental Data:
================================================================================================================================
Net assets, end of year (in 000s)                                   $ 21,681   $ 13,948    $  5,153   $ 11,556     $114,197
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets             4.27%      4.34%       3.71%      3.44%        3.24%+
--------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager     $   0.47   $   0.43    $   0.34   $   0.25     $   0.030
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                25.60%     58.11%      37.93%     77.03%       --
--------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                         N/A        N/A         N/A        N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager                        1.18%      1.43%       1.41%      1.63%        0.69%+
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                                0.68%      0.61%       0.56%      0.23%        0.33%+
--------------------------------------------------------------------------------------------------------------------------------


                                                                           CALIFORNIA TAX-FREE
                                                                               MONEY FUND
Selected per-Share Data for the Year or Period Ended:             Class R Shares
                                                                       1997       1996         1995(e)
Net asset value--beginning of year                                  $   1.00    $   1.00    $   1.00
=========================================================================================================
Net investment income/(loss)                                            0.029       0.030       0.027
Net realized and unrealized gain/(loss) on investments                  0.000###    0.000###    0.000###
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from investment operations         0.029       0.030       0.027
---------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                                (0.029)#    (0.030)     (0.027)
   Distributions in excess of net investment income                    --          --          (0.000)###
   Distributions from net realized capital gains                       --          --          --
---------------------------------------------------------------------------------------------------------
Total distributions                                                    (0.029)     (0.030)     (0.027)
---------------------------------------------------------------------------------------------------------
Net asset value--end of year                                        $   1.00    $   1.00    $   1.00
=========================================================================================================
Total return**                                                          2.95%       3.03%       2.68%
=========================================================================================================
Ratios to Average Net Assets/Supplemental Data:
=========================================================================================================
Net assets, end of year (in 000s)                                   $118,723    $ 98,134    $ 64,780
---------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets             2.91%       2.99%       3.55%+
---------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager     $   0.028   $   0.028   $   0.023
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                --          --          --
---------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                         N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager                        0.73%       0.80%       0.86%+
---------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                                0.58%       0.59%       0.33%+
---------------------------------------------------------------------------------------------------------



                                                                            GOVERNMENT RESERVE FUND
Selected per-Share Data for the Year or Period Ended:   Class R Shares
                                                             1997        1996        1995         1994        1993(g)
Net asset value--beginning of year                        $   1.00     $   1.00    $   1.00     $   1.00    $   1.00
==========================================================================================================================
Net investment income                                         0.049        0.052       0.049        0.029       0.024
Net realized and unrealized gain/(loss) on investments        0.000###     0.000###    0.000###     0.000###    0.000###
--------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
   investment operations                                      0.049        0.052       0.049        0.029       0.024
--------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                      (0.049)      (0.052)     (0.049)      (0.029)     (0.024)
   Distributions in excess of net investment income          --           --          --           --          --
   Distributions in excess of net realized capital gains     --           --          --           --          --
   Distributions from capital                                --           --          --           --          --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                          (0.049)      (0.052)     (0.049)      (0.029)     (0.024)
--------------------------------------------------------------------------------------------------------------------------
Net asset value--end of year                              $   1.00     $   1.00    $   1.00     $   1.00    $   1.00
==========================================================================================================================
Total return**                                                5.03%        5.28%       4.97%        2.96%       2.41%
==========================================================================================================================
Ratios to Average Net Assets/Supplemental Data:
==========================================================================================================================
Net assets, end of year (in 000s)                         $473,154     $439,423    $258,956     $211,129    $124,795
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net
   assets                                                     4.93%        5.17%       4.92%        2.99%       2.96%+
--------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees
   by Manager                                             $   0.049    $   0.050   $   0.047    $   0.028   $   0.013
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      --           --          --           --          --
--------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager,
   including interest expense                                 0.62%        0.74%       0.79%        0.71%       0.77%+
--------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                     --           --           0.63%       --          --
--------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest expense                      0.60%        0.60%       0.60%        0.60%       0.38%+
--------------------------------------------------------------------------------------------------------------------------


Selected per-Share Data for the Year or Period Ended:   Class P Shares
                                                             1997        1996(g)
Net asset value--beginning of year                        $   1.00     $   1.00
=====================================================================================
Net investment income                                         0.048        0.014
Net realized and unrealized gain/(loss) on investments        0.000###     0.000###
-------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
   investment operations                                      0.048        0.014
-------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                      (0.048)      (0.014)
   Distributions in excess of net investment income          --           --
   Distributions in excess of net realized capital gains     --           --
   Distributions from capital                                --           --
-------------------------------------------------------------------------------------
Total distributions                                          (0.048)      (0.014)
-------------------------------------------------------------------------------------
Net asset value--end of year                              $   1.00     $   1.00
=====================================================================================
Total return**                                                4.88%        1.38%
=====================================================================================
Ratios to Average Net Assets/Supplemental Data:
=====================================================================================
Net assets, end of year (in 000s)                         $      0     $      1
-------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net
   assets                                                     4.68%        4.91%+
-------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees
   by Manager                                             $   0.048    $   0.013
-------------------------------------------------------------------------------------
Portfolio turnover rate                                      --           --
-------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager,
   including interest expense                                 0.87%        0.99%+
-------------------------------------------------------------------------------------
Expense ratio including interest expense                     --           --
-------------------------------------------------------------------------------------
Expense ratio excluding interest expense                      0.85%        0.85%+
-------------------------------------------------------------------------------------

 ** Total return represents aggregate total return for the periods indicated.
  + Annualized.
 ++ The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.
  # Amount represents less than $0.01 per share.
 ## Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period since the use of the undistributed income method did not accord with results of operations.
### Amount represents less than $0.001 per share.

                                                                              --
                                                                              99
                                                                              --

-------------------------------------------
            The Montgomery Funds
-------------------------------------------
                   Notes
-------------------------------------------
T O  F I N A N C I A L  S T A T E M E N T S


1.   SIGNIFICANT ACCOUNTING POLICIES:

The Montgomery Funds and The Montgomery Funds II (individually, the "Trust" and, collectively, the "Trusts") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. As of June 30, 1997, the Trusts had 20 publicly offered series: Montgomery Emerging Asia Fund, Montgomery Emerging Markets Fund, Montgomery Global Communications Fund, Montgomery Global Opportunities Fund, Montgomery International Growth Fund, Montgomery International Small Cap Fund, Montgomery Asset Allocation Fund, Montgomery Global Asset Allocation Fund, Montgomery Select 50 Fund, Montgomery Equity Income Fund, Montgomery Growth Fund, Montgomery Micro Cap Fund, Montgomery Small Cap Fund, Montgomery Small Cap Opportunities Fund, Montgomery California Tax-Free Intermediate Bond Fund, Montgomery Short Duration Government Bond Fund (formerly Montgomery Short Government Bond Fund), Montgomery California Tax-Free Money Fund, Montgomery Federal Tax-Free Money Fund, Montgomery Government Reserve Fund, and Montgomery Institutional Series: Emerging Markets Portfolio (individually, the "Fund" and, collectively, the "Funds").

The Montgomery Funds were organized as a Massachusetts business trust on May 10, 1990, and commenced operations with the Montgomery Small Cap Fund. The Montgomery Funds II were organized as a Delaware business trust on September 8, 1993, and commenced operations with the Montgomery Institutional Series:
Emerging Markets Portfolio. Prior to the public offerings of shares of each Fund, a limited number of shares were sold to Montgomery Asset Management, L.P., and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, no Fund had any significant operations prior to the date on which it commenced operations (i.e., commenced selling shares to the public). On December 1, 1995, Emerging Markets Fund, International Growth Fund, International Small Cap Fund, Asset Allocation Fund, Select 50 Fund, Equity Income Fund, Growth Fund, Small Cap Fund, Small Cap Opportunities Fund, Short Duration Government Bond Fund and Government Reserve Fund commenced offering Class P Shares. Any shares outstanding prior to December 1, 1995, were designated as Class R Shares.

The Global Asset Allocation Fund allocates its assets among a diversified group of five funds from The Montgomery Funds family: Montgomery Emerging Markets Fund, Montgomery International Growth Fund, Montgomery Growth Fund, Montgomery Short Duration Government Bond Fund and Montgomery Government Reserve Fund (collectively, the "Underlying Funds").

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Information presented in these financial statements pertains to all the above Funds except for Montgomery Institutional Series: Emerging Markets Portfolio, which is presented under separate cover.

The following is a summary of significant accounting policies.

a.   Portfolio Valuation

Portfolio securities are valued using current market valuations: either the last reported sales price, or, in the case of securities for which there is no reported last sale and in the case of fixed-income securities, the mean of the closing bid and asked prices. The Underlying Funds are valued according to their stated net asset value.

Portfolio securities that are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sales price on the respective exchanges or markets; except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. Securities traded on the over-the-counter market or on the NASDAQ National Market are valued at the mean between the last available bid and ask price prior to the time of valuation. The value of equity swap agreements will be the value of the underlying security.

For the California Tax-Free Money Fund, Federal Tax-Free Money Fund and the Government Reserve Fund, portfolio securities are valued at amortized cost, which means that they are valued at acquisition cost (as adjusted for amortization of premium or discount) rather than at current market value. Amortized cost involves valuing a portfolio security instrument at its initial cost, and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Calculations are made to compare the value of the Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair market value as determined in good faith by or under the supervision of the Trusts' officers in accordance with methods authorized by the Trusts' Board of Trustees. Short-term securities with maturities of 60 days or less (excluding the California Tax-Free Money Fund, Federal Tax-Free Money Fund and the Government Reserve Fund, which value all securities at amortized cost) are carried at amortized cost, which approximates market value.

-----
 100
-----

                                     -------------------------------------------
                                                 The Montgomery Funds
                                     -------------------------------------------
                                                        Notes
                                     -------------------------------------------
                                     T O  F I N A N C I A L  S T A T E M E N T S


b.   Forward Foreign Currency Exchange Contracts

Certain Funds may engage in forward foreign currency exchange contracts with off-balance sheet risk in the normal course of investing activities in order to manage exposure to market risks. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency exchange contracts have been used solely to establish a rate of exchange for settlement of transactions. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

c.   Foreign Currency

Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates on investments have been included in the unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date.

d.   Repurchase Agreements

Each Fund may engage in repurchase agreement transactions either individually or jointly through a joint repurchase account with other series of the Trusts pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, a Fund writes a financial contract with a counterparty and takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase the financial contract at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while a Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks. The Funds may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

e.   Dollar Roll Transactions

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund will invest the proceeds of the sale in additional instruments, the income from which, together with any additional fee income received for the dollar roll, may or may not generate income for the Fund exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities.

f.   Short Sales/Forward Commitments

Certain Funds may seek to hedge investments through forward commitments to sell high-grade liquid debt securities. In some cases, a Fund may enter into forward commitments to sell securities the Fund does not yet own (but has the right to acquire). Such forward commitments effectively constitute a form of short sale and have been limited to date to the Short Duration Government Bond Fund and to securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") in connection with certain FHLMC conversion programs. To complete such a transaction, a Fund must obtain a security that is convertible into the security it has made a commitment to deliver. Forward commitments involve transaction costs and entail risk to the extent interest rates move in a direction different from that anticipated. There is a risk that the market price will increase for the security the Fund must purchase. Whenever a Fund engages in this type of transaction, it maintains other high-quality liquid debt securities equal in value to the forward commitment in a segregated account with its custodian.

                                                                             ---
                                                                             101
                                                                             ---

-------------------------------------------
            The Montgomery Funds
-------------------------------------------
                   Notes
-------------------------------------------
T O  F I N A N C I A L  S T A T E M E N T S


g.   Reverse Repurchase Agreements

Certain Funds may enter into reverse repurchase agreement transactions with member banks on the Federal Reserve Bank of New York's list of reporting dealers for leverage purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Each Fund establishes a segregated account with its custodian in which the Fund maintains cash, U.S. government securities or other high-grade liquid debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

h.   Reverse Dollar Roll Transactions

Certain Funds may enter into reverse dollar roll transactions. When a Fund engages in a reverse dollar roll, it purchases a security from a financial institution and concurrently agrees to resell a similar security to that institution at a later date at an agreed-upon price. Under the 1940 Act, reverse dollar roll transactions are considered to be loans by a Fund and must be fully collateralized. If the seller defaults on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the sold security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

i.   Futures Contracts

Certain Funds may enter into futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the custodian on behalf of the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

j.   Options

Certain Funds may enter into options contracts. Upon the purchase of a put option or a call option by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters in a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When purchased index options are exercised, settlement is made in cash.

When the Fund writes a call option or a put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or index, and the liability related to such option is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forgo the opportunity for profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

k.   Equity Swaps

Certain Funds have entered into equity swap agreements in order to participate in foreign markets not currently accessible to the Fund. Pursuant to these agreements, the Fund pays a swap fee in cash, equal to a fixed percentage based on a notional amount equal to the Fund's acquisition cost of the underlying security (the "notional amount"). Additionally, the Fund will make semiannual payments to the swap counterparty equal to any capital depreciation on the underlying security, plus a floating rate payment based on the notional amount and the six-month LIBOR rate. The swap counterparty will make semiannual payments to the Fund equal to any capital appreciation and any dividends received on the underlying security. During the terms of the agreements,

                                    -------------------------------------------
                                               The Montgomery Funds
                                    -------------------------------------------
                                                       Notes
                                    -------------------------------------------
                                    T O  F I N A N C I A L  S T A T E M E N T S


changes in the underlying value of the swaps are recorded as unrealized gains or losses and are based on changes in the value of the underlying security. Amounts received from (paid to) the swap counterparty representing capital appreciation (depreciation) and dividends on the underlying security are recorded as realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparty; however, the Fund does not anticipate non-performance by the counterparty. The Fund has segregated cash as a reserve for the payment of liabilities under the equity swap agreements.

l.   Dividends and Distributions

Dividends, if any, from net investment income of the Emerging Asia Fund, Emerging Markets Fund, Global Communications Fund, Global Opportunities Fund, International Growth Fund, International Small Cap Fund, Growth Fund, Micro Cap Fund, Small Cap Fund, Small Cap Opportunities Fund, Asset Allocation Fund, Global Asset Allocation Fund and Select 50 Fund are declared and paid at least annually. Dividends from net investment income of the California Tax-Free Intermediate Bond Fund, Short Duration Government Bond Fund, California Tax-Free Money Fund, Federal Tax-Free Money Fund and Government Reserve Fund are declared daily and paid monthly. Dividends from net investment income of the Equity Income Fund are declared and paid quarterly.

Distributions of any short-term capital gains earned by a Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for each Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital-gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund. During the year ended June 30, 1997, the Select 50 Fund recharacterized $469,542 from realized gains to net investment income and the Equity Income Fund recharacterized $4,539 from net investment income to realized gains.

Permanent differences incurred during the year ended June 30, 1997, resulting from differences in book and tax accounting have been reclassified at year end to undistributed net investment income, accumulated net realized gain/(loss) and paid-in capital as follows:

                                                                                     Increase/(Decrease)   Increase/(Decrease)
                                                                       Increase/       Undistributed Net       Accumulated
                                                                      (Decrease)         Investment           Net Realized
Name of Fund                                                        Paid-in Capital        Income              Gain/(Loss)
------------                                                        ---------------        ------              -----------
Emerging Asia Fund...............................................           --         $   (24,715)        $      24,715
Emerging Markets Fund............................................      138,776            (360,161)              221,385
Global Communications Fund.......................................          934           2,229,746            (2,230,680)
Global Opportunities Fund........................................           --             231,195              (231,195)
International Growth Fund........................................          876            (123,483)              122,607
International Small Cap Fund.....................................           --             145,472              (145,472)
Asset Allocation Fund............................................           --              (3,114)                3,114
Select 50 Fund...................................................           --             513,442              (513,442)
Growth Fund......................................................           --             (92,556)               92,556
Micro Cap Fund...................................................    (2,198,012)         2,180,171                17,841
Small Cap Fund...................................................    (1,812,573)         1,812,573                    --
Small Cap Opportunities Fund.....................................    (1,600,253)         1,600,253                    --
California Tax-Free Intermediate Bond Fund.......................           --               1,243                (1,243)
Short Duration Government Bond Fund..............................      (70,275)             52,759                17,516
California Tax-Free Money Fund...................................         (776)                776                    --
Federal Tax-Free Money Fund......................................         (169)                169                    --
Government Reserve Fund..........................................           --             (16,727)               16,727

--------------------------------------------------------------------------------

m.   Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as a Fund is informed of the ex-dividend date. Interest income, including, where applicable, amortization of discount on short-term investments, is recognized on the accrual basis. Securities purchased on a when-issued or delayed-delivery basis

                                                                           -----
                                                                            103
                                                                           -----

-------------------------------------------
           The Montgomery Funds
-------------------------------------------
                   Notes
-------------------------------------------
T O  F I N A N C I A L  S T A T E M E N T S


may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Funds instruct their custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchase commitments.

n.   Federal Income Taxes

Each Fund has elected and qualified, and it is the intention of each Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve each Fund from all or substantially all federal income taxes.

o.   Organization Costs

Expenses incurred in connection with the organization of each Fund are amortized on a straight-line basis over a period of five years from the commencement of operations. All such costs for the Emerging Markets Fund and the Small Cap Fund have been fully amortized.

p.   Cash

Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund issues and redeems its shares, invests in securities and distributes dividends from net investment income and net realized gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion income recognized on investment securities.

q.   Expenses

General expenses of the Trusts are allocated to the relevant Funds based upon relative net assets. Operating expenses directly attributable to a Fund or a class of shares are charged to that Fund's or class's operations. Expenses of each Fund not directly attributable to the operations of any class of shares or Fund are prorated among the classes based on the relative average net assets of each class of shares or Fund.



2.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER CONTRACTUAL
COMMITMENTS:

a. During the fiscal year ended June 30, 1997, Montgomery Asset Management, L.P., was the Funds' Manager (the "Manager") (see note 10). The Manager, a California limited partnership, is an investment advisor registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is an affiliate of Montgomery Securities, the Funds' distributor. Under the Advisers Act, both Montgomery Asset Management, Inc., and Montgomery Securities may be deemed controlling persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, it is expected that the Manager may draw upon the research and administrative resources of Montgomery Securities at its discretion in a manner consistent with applicable regulations.

Pursuant to investment management agreements ("Investment Management Agreements"), the Manager provides each Fund with advice on buying and selling securities, manages the investments of each Fund including the placement of orders for portfolio transactions, furnishes each Fund with office space and certain administrative services, and provides the personnel needed by the Trusts with respect to the Manager's responsibilities under such agreement. The Manager has agreed to reduce some or all of its management fee or absorb fund expenses if necessary to keep each Fund's annual operating expenses, exclusive of interest and taxes, at or below the following percentages of each Fund's average net assets: 1.90% for the Emerging Asia Fund, the Emerging Markets Fund, the Global Communications Fund, the Global Opportunities Fund and the International Small Cap Fund; 1.65% for the International Growth Fund; 1.30% for the Asset Allocation Fund; 0.50% for the Global Asset Allocation Fund (excluding expenses relating to the Underlying Funds or 1.75% including total expenses of the Underlying Funds); 1.80% for the Select 50 Fund; 0.85% for the Equity Income Fund; 1.50% for the Growth Fund; 1.75% for the Micro Cap Fund; 1.40% for the Small Cap Fund; 1.50% for the Small Cap Opportunities Fund; 0.70% for the California Tax-Free Intermediate Bond Fund and the Short Duration Government Bond Fund; 0.60% for the California Tax-Free Money Fund, the Federal Tax-Free Money Fund and the Government Reserve Fund. Any reductions or absorptions made to a Fund by the Manager are subject to recovery within the following two years (three years for the Asset Allocation Fund), provided a Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. The Manager may terminate these reductions or absorptions at any time.

Montgomery Asset Management, L.P., serves as the Funds' administrator (the "Administrator"). The Administrator performs services with regard to various aspects of each Fund's administrative operations.

As compensation, each Fund has accrued a monthly management and administration fee (accrued daily) based upon the average daily net assets of each Fund. The following effective management fee annual rates include current-year accrued fees and recoupment of prior-year deferrals, but do not include the effect of current year fee deferrals or expense absorptions:

-----
 104
-----

                                    -------------------------------------------
                                               The Montgomery Funds
                                    -------------------------------------------
                                                       Notes
                                    -------------------------------------------
                                    T O  F I N A N C I A L  S T A T E M E N T S




                                                                                    Management
                                                               Effective            Fee Including        Effective
                                                               Management           Effect of          Administration
Name of Fund                                                      Fee              Fees Deferred           Fee
------------                                                    --------           --------------        ----------
Emerging Asia Fund............................................    1.25%                0.76%                0.07%
Emerging Markets Fund.........................................    1.06                 1.06                 0.06
Global Communications Fund....................................    1.37                 1.28                 0.07
Global Opportunities Fund.....................................    1.93                 1.21                 0.07
International Growth Fund.....................................    1.55                 0.84                 0.07
International Small Cap Fund..................................    1.88                 1.18                 0.07
Asset Allocation Fund.........................................    0.90                 0.84                 0.07
Global Asset Allocation Fund..................................    0.20                 0.00                 0.00
Select 50 Fund................................................    1.34                 1.23                 0.07
Equity Income Fund............................................    0.81                 0.21                 0.07
Growth Fund...................................................    0.95                 0.95                 0.06
Micro Cap Fund................................................    1.39                 1.39                 0.07
Small Cap Fund................................................    0.99                 0.99                 0.07
Small Cap Opportunities Fund..................................    1.26                 1.02                 0.07
California Tax-Free Intermediate Bond Fund....................    0.58                 0.08                 0.05
Short Duration Government Bond Fund...........................    0.60                 0.10                 0.05
California Tax-Free Money Fund................................    0.55                 0.40                 0.05
Federal Tax-Free Money Fund...................................    0.38                 0.04                 0.05
Government Reserve Fund.......................................    0.44                 0.42                 0.05

-------------------------------------------------------------------------------

The Manager recouped previously deferred fees and/or absorbed expenses during the year ended June 30, 1997. These amounts have been included with current annual management fees in the Statement of Operations and are part of the effective management fee shown. The amounts recouped during the year ended June 30, 1997, were $203,919, $199,063, $110,483, $274,944, $139,622, $87,769,
$62,404, $101,797, $119,487, $14,587, $38,211, $175,094 and $464,333, for the
Global Communications, Global Opportunities, International Growth, International Small Cap, Asset Allocation, Select 50, Equity Income, Micro Cap, Small Cap Opportunities, California Tax-Free Intermediate Bond, Short Duration Government Bond, California Tax-Free Money and Government Reserve Funds, respectively.

For the year ended June 30, 1997, the Manager has deferred fees and/or absorbed expenses and has deferred management fees and absorbed expenses subject to recoupment as follows:


                                                                                                        Deferred Management
                                                                                                        Fees and Absorbed
                                                                    Fees              Expenses          Expenses Subject to
Name of Fund                                                      Deferred            Absorbed              Recoupment
------------                                                      --------            --------            --------------
Emerging Asia Fund............................................    $101,227              --                    $101,227
Global Communications Fund....................................     161,958*             --                     149,697
Global Opportunities Fund.....................................     210,682              --                     210,682
International Growth Fund.....................................     174,274              --                     174,274
International Small Cap Fund..................................     303,672              --                     303,672
Asset Allocation Fund.........................................      88,455              --                      88,455
Global Asset Allocation Fund..................................       1,231             $25,660                  26,891
Select 50 Fund................................................     103,117              --                     103,117
Equity Income Fund............................................     181,845              --                     268,005
Small Cap Opportunities Fund..................................     452,538              --                     452,538
California Tax-Free Intermediate Bond Fund....................      90,361              --                     170,692
Short Duration Government Bond Fund...........................     194,525              --                     336,742
California Tax-Free Money Fund................................     180,007              --                     180,007
Federal Tax-Free Money Fund...................................     287,066                                     287,066
Government Reserve Fund.......................................     105,801              --                     105,801

*For the year ended June 30, 1997, the Global Communications Fund also waived fees of $12,261.



                                                                             ---
                                                                             105
                                                                             ---
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-------------------------------------------
           The Montgomery Funds
-------------------------------------------
                   Notes
-------------------------------------------
T O  F I N A N C I A L  S T A T E M E N T S



b. Certain officers and Trustees of the Trusts are, with respect to the Trusts' Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" will receive an annual retainer and quarterly meeting fee totaling $35,000 per annum, as well as reimbursement for expenses, for service as a Trustee of all Trusts advised by the Manager ($25,000 of which will be allocated to the Montgomery Funds and $5,000 to the Montgomery Funds II).

c. For the year ended June 30, 1997, the Funds' securities transactions generated commissions of $12,725,341 of which $27,015 was paid to Montgomery Securities.

d.   The Class R shares and Class P shares of the Funds have no sales load.

e. At June 30, 1997, the Global Communications Fund owned 90,000 shares of the Montgomery Emerging Communications Fund, which has the same investment manager. For the year ended June 30, 1997, the Global Communications Fund received no dividend income from the Montgomery Emerging Communications Fund.

f. Certain Funds are parties to agreements with financial intermediaries and recordkeepers related to the Funds' participation in various purchase, marketplace and retirement programs. The Funds that participate in the programs make payments to the financial intermediaries and recordkeepers for certain services provided to shareholders who own shares of the Funds through such programs. These fees are paid for shareholder servicing and recordkeeping and are reflected in the Funds' financial statement as "servicing fees." The Manager, out of its own resources, may make additional payments to financial intermediaries and recordkeepers in connection with the Funds' participation in these programs. The following Funds participate in one or more of these programs: Emerging Markets Fund, Global Communications Fund, Global Opportunities Fund, International Growth Fund, International Small Cap Fund, Asset Allocation Fund, Global Asset Allocation Fund, Select 50 Fund, Equity Income Fund, Growth Fund, Micro Cap Fund, Small Cap Fund, Small Cap Opportunities Fund, California Tax-Free Intermediate Bond Fund and Short Duration Government Bond Fund.



3.  SHARE MARKETING PLAN:

Class P shares of each Fund have adopted a Share Marketing Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act (the "Rule"). Pursuant to that Rule, the Trusts' Board of Trustees has approved, and each Fund has entered into, the Plan with the Manager, as the distribution coordinator, for the Class P shares. Under the Plan, each Fund will pay distribution fees to the Manager at an annual rate of up to 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares, to reimburse the Manager for its distribution costs with respect to that Class.

The Plan provides that the Manager may use the distribution fees received from the Class to pay for the distribution expenses of that Class, including, but not limited to, (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to the Manager or any other broker-dealer or financial institution that engages in the distribution of that Class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that Class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct-mail promotions and television, radio, newspaper, magazine and other mass media advertising for that Class; (ii) costs of printing and distributing prospectuses, statements of additional information and reports of the Funds to prospective investors in that Class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Funds and that Class; and (iv) costs involved in obtaining whatever information, analysis and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable with respect to the distribution of that Class. Distribution fees are accrued daily, paid monthly, and are charged as expenses of the Class P shares as accrued.



4.  TRANSACTIONS IN SHARES OF A BENEFICIAL INTEREST:

The Trusts have authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Because the Government Reserve Fund, the Federal Tax-Free Money Fund and the California Tax-Free Money Fund are money market funds, and money market funds sell shares, issue shares for reinvestment of dividends and redeem shares normally at a constant net asset value of $1 per share, the numbers of shares represented by such sales, reinvestments and redemptions are the same as the dollar amounts shown for such transactions.

-----
 106
-----

                                    -------------------------------------------
                                                The Montgomery Funds
                                    -------------------------------------------
                                                        Notes
                                    -------------------------------------------
                                    T O  F I N A N C I A L  S T A T E M E N T S


5.   SECURITIES TRANSACTIONS:

a. The aggregate amount of purchases and sales of long-term securities, excluding long-term U.S. government securities, during the year ended June 30, 1997, were:

Name of Fund                                                              Purchases                     Sales
------------                                                              ---------                     -----
Emerging Asia Fund...................................................   $ 64,337,282                $ 16,674,642
Emerging Markets Fund................................................    846,730,372                 796,967,945
Global Communications Fund...........................................    125,896,476                 211,900,496
Global Opportunities Fund............................................     33,572,149                  35,369,479
International Growth Fund............................................     34,250,373                  23,462,145
International Small Cap Fund.........................................     40,125,867                  37,268,477
Asset Allocation Fund................................................     65,872,656                  85,189,790
Global Asset Allocation Fund.........................................      2,508,836                   1,010,168
Select 50 Fund.......................................................    207,547,268                 144,544,246
Equity Income Fund...................................................     32,984,590                  18,754,722
Growth Fund..........................................................    632,573,150                 609,234,228
Micro Cap Fund.......................................................    210,645,729                 235,688,771
Small Cap Fund/*/....................................................    132,927,381                 196,524,306
Small Cap Opportunities Fund.........................................    330,501,461                 262,646,891
California Tax-Free Intermediate Bond Fund...........................     10,384,133                   4,315,371
Short Duration Government Bond Fund..................................          4,985                     707,893

/*/Redemptions in kind for the year ended June 30, 1997, were $51,488,745. In addition, the redemption-in-kind transaction resulted in a net realized gain of $16,335,677.

The aggregate amount of purchases and sales of long-term U.S. government securities, during the year ended June 30, 1997, were:

Name of Fund                                                              Purchases                     Sales
------------                                                              ---------                     -----
Asset Allocation Fund................................................   $144,041,500                $137,113,796
Short Duration Government Bond Fund..................................    201,131,112                 180,667,312

b. At June 30, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                                                          Tax Basis                   Tax Basis
                                                                         Unrealized                   Unrealized
Name of Fund                                                            Appreciation                 Depreciation
------------                                                            ------------                 ------------
Emerging Asia Fund...................................................   $ 11,969,798                $  3,186,127
Emerging Markets Fund................................................    281,863,246                  68,270,291
Global Communications Fund...........................................     37,073,275                   4,132,528
Global Opportunities Fund............................................      5,434,860                     945,482
International Growth Fund............................................      3,983,421                     707,438
International Small Cap Fund.........................................      7,766,837                   1,385,783
Asset Allocation Fund................................................     15,701,618                   1,177,512
Global Asset Allocation Fund.........................................        103,190                    --
Select 50 Fund.......................................................     28,331,391                   1,806,687
Equity Income Fund...................................................      4,641,409                     250,740
Growth Fund..........................................................    236,279,124                  12,595,850
Micro Cap Fund.......................................................     91,842,620                   3,410,273
Small Cap Fund.......................................................     53,957,959                   6,330,445
Small Cap Opportunities Fund.........................................     42,953,369                   2,843,916
California Tax-Free Intermediate Bond Fund...........................        438,529                       7,957
Short Duration Government Bond Fund..................................        149,522                      19,218

                                                                             ---
                                                                             107
                                                                             ---

-------------------------------------------
           The Montgomery Funds
-------------------------------------------
                   Notes
-------------------------------------------
T O  F I N A N C I A L  S T A T E M E N T S


c. Information regarding transactions under dollar roll transactions was as follows:

                                                                                                    Average
                                      Maximum                         Average        Average         Debt
                                      Amount           Amount         Amount         Shares        per Share
                                    Outstanding      Outstanding    Outstanding    Outstanding    Outstanding       Fee
                                      During            as of         During         During          During        Income
Name of Fund                           Year           06/30/97         Year           Year            Year         Earned
------------                           ----           --------         ----           ----            ----         ------
Asset Allocation Fund...........    $13,949,531      $3,454,219     $7,583,081      7,099,872        $1.07       $143,650
Short Duration Government
Bond Fund......................       2,957,813       1,978,125      1,901,363      3,887,625         0.49         25,951

The average amount outstanding during the year was calculated by totaling borrowings at the end of each day and dividing the sum by the number of days in the year ended June 30, 1997.

d. Information regarding borrowing under reverse repurchase agreements is as follows:

                                      Maximum        Average         Average       Average Debt
                                      Amount         Amount          Shares         per Share
                                    Outstanding    Outstanding     Outstanding     Outstanding       Average
                                      During         During          During          During         Interest      Interest
Name of Fund                           Year           Year            Year            Year            Rate        Expense
------------                           ----           ----            ----            ----            ----        -------
Asset Allocation Fund..........    $14,055,000     $3,170,999       7,099,872        $0.45            4.24%      $164,598
Short Duration Government
Bond Fund.....................      16,785,125      7,013,708       3,887,625         1.80            4.15%       367,833

Short Duration Government Bond Fund:
$6,548,750 Reverse repurchase agreement with Morgan Stanley & Co. dated 06/30/97 bearing 5.200%, to be repurchased at $6,549,696, collateralized by U.S. government securities having various maturities and various interest rates......................................$6,548,750

As of June 30, 1997, there were no reverse repurchase agreements outstanding for the Asset Allocation Fund. The average amount outstanding during the year was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the year ended June 30, 1997.

e. The schedule of forward foreign currency exchange contracts at June 30, 1997, was as follows:

                                Contract Value    Value
                                     Date        (Note 1)
                                     ----        --------
Emerging Asia Fund:
Forward Foreign Currency Exchange Contracts to Buy:
544,600,000  Indonesian Rupee      07/01/97   $   223,931
761,876,400  Indonesian Rupee      07/03/97       313,250
                                                  -------
Total Forward Foreign Currency Exchange
Contracts to Buy: (Contract cost $537,552)    $   537,181
                                                  =======
Forward Foreign Currency Exchange Contracts to Sell:
    203,420 Singapore Dollars     07/01/97    $   142,282
    320,560 Hong Kong Dollars     07/07/97         41,376
Total Forward Foreign Currency Exchange           -------
Contracts to Sell: (Contract cost $183,765)   $   183,658
                                                  =======
                                Contract Value     Value
                                     Date         (Note 1)
                                     ----         --------
Emerging Markets Fund:
Forward Foreign Currency Exchange Contracts to Buy:
   7,257,723 Indonesian Rupee      07/01/97   $   202,730
  37,746,591 Philippine Pesos      07/01/97     1,431,096
   5,317,490 South African
             Commercial Rand       07/01/97     1,172,028
   4,429,254 Czech Koruna          07/02/97       136,609
   3,725,945 Philippine Pesos      07/02/97       141,263
  12,758,475 Indonesian Rupee      07/03/97       356,382
  10,198,123 Philippine Pesos      07/03/97       386,617
   4,336,527 South African
             Commercial Rand       07/03/97       955,703
  11,036,508 Indonesian Rupee      07/07/97       308,282
                                                  -------
Total Forward Foreign Currency Exchange

Contracts to Buy: (Contract cost $5,108,462)  $ 5,090,710
                                              ===========

Forward Foreign Currency Exchange Contracts to Sell:
     116,736 Indonesian Rupee      07/01/97   $     3,261
     499,949 Malaysian Ringgit     07/01/97       198,078
 580,332,901 Greek Drakma          07/02/97     2,112,299
 111,320,749 Portuguese Escudo     07/02/97       632,540
                                                  -------
Total Forward Foreign Currency Exchange
Contracts to Sell: (Contract cost $2,921,926) $ 2,946,178
                                              ===========


-----
 108
-----

                                    -------------------------------------------
                                                The Montgomery Funds
                                    -------------------------------------------
                                                        Notes
                                    -------------------------------------------
                                    T O  F I N A N C I A L  S T A T E M E N T S

                                Contract Value     Value
                                     Date        (Note 1)
                                     ----        --------
Global Communications Fund:
Forward Foreign Currency Exchange Contracts to Buy:
     210,504 Great Britain Pound   07/01/97   $   350,553
   3,453,802 French Franc          07/31/97       589,009
                                                  -------
Total Forward Foreign Currency Exchange
Contracts to Buy: (Contract cost $943,526)    $   939,562
                                                  -------
Forward Foreign Currency Exchange Contracts to Sell:
(Contract cost $564,098)
  82,956,322 Spanish Peseta        07/01/97    $  562,988
                                                  -------

Global Opportunities Fund:
Forward Foreign Currency Exchange Contracts to Buy:
      35,871 Great Britain Pound   07/01/97   $    59,735
      43,181 Great Britain Pound   07/03/97        71,909
     717,898 French Franc          07/31/97       122,430
                                                  -------
Total Forward Foreign Currency Exchange
Contracts to Buy: (Contract cost $255,048)    $   254,074
                                                  -------

Forward Foreign Currency Exchange Contracts to Sell:
 17,464,488  Spanish Peseta        07/01/97   $   118,524
     18,772  Great Britain Pound   07/03/97        31,261
                                                   ------

Total Forward Foreign Currency Exchange
Contracts to Sell: (Contract cost $149,970)   $   149,785
                                                  -------

International Growth Fund:
Forward Foreign Currency Exchange Contracts to Buy:
      33,735 Great Britain Pound   07/03/97   $    56,179
     420,364 French Franc          07/31/97        71,688
                                                   ------
Total Forward Foreign Currency Exchange
Contracts to Buy: (Contract cost $128,386)    $   127,867
                                                  -------

Forward Foreign Currency Exchange Contracts to Sell:
  14,844,815 Spanish Peseta        07/01/97    $  100,745
  47,295,843 Greek Drakma          07/02/97       172,148
                                                  -------

Total Forward Foreign Currency Exchange
Contracts to Sell: (Contract cost $271,226)    $  272,893
                                                  -------

                                Contract Value     Value
                                     Date        (Note 1)
                                     ----        --------
International Small Cap Fund:
Forward Foreign Currency Exchange Contracts to Buy:
      61,521 Great Britain Pound   07/01/97   $   102,451
   1,193,136 Swedish Krona         07/01/97       154,242
   3,095,848 Swedish Krona         07/02/97       400,215
  61,970,319 Italian Lira          07/02/97        36,455
 137,860,434 Italian Lira          07/03/97        81,098
   2,912,795 Swedish Krona         07/03/97       376,555
  33,691,419 Italian Lira          07/07/97        19,818
                                                   ------
Total Forward Foreign Currency Exchange
Contracts to Buy: (Contract cost $1,176,277)  $ 1,170,834
                                                ---------

Forward Foreign Currency Exchange Contracts to Sell:
  26,026,434 Spanish Peseta        07/02/97   $   176,630
      26,547 Great Britain Pound   07/03/97        44,208
                                                   ------
Total Forward Foreign Currency Exchange
Contracts to Sell: (Contract cost $220,470)   $   220,838
                                                  -------

Select 50 Fund:
Forward Foreign Currency Exchange Contracts to Buy:
     716,202 Great Britain Pound   07/01/97   $ 1,192,691
     841,270 Singapore Dollar      07/01/97       588,424
     760,491 Singapore Dollar      07/02/97       531,927
     284,706 Singapore Dollar      07/03/97       199,141
   7,776,288 Indonesian Rupee      07/08/97       217,215
  10,158,058 Indonesian Rupee      07/10/97       283,745
                                                  -------

Total Forward Foreign Currency Exchange
Contracts to Buy: (Contract cost $3,020,280)  $ 3,013,143
                                                ---------

Forward Foreign Currency Exchange Contracts to Sell:
     321,436 Great Britain Pound   07/02/97   $   535,288
      99,740 Great Britain Pound   07/03/97       166,097
                                                  -------

Total Forward Foreign Currency Exchange
Contracts to Sell: (Contract cost $700,063)   $   701,385
                                                  -------

 ................................................................................

f. Certain Funds have entered into equity swap agreements with Robert Flemings & Co. Limited, London ("Flemings"), with respect to the holdings of foreign equity securities. Each equity swap is for a period of three years. At June 30, 1997, the Emerging Asia Fund had the following open equity swap agreements:

                                                                                                              Unrealized
    Underlying                  Notional                                                   Termination       Appreciation/
     Security                    Amount       Swap Fee Rate         Floating Rate              Date          Depreciation
     --------                    ------       -------------         -------------              ----          ------------
    ONGC                         493,356           1.5%             LIBOR + 0.50%                5/8/00          786
    Bajaj Auto                   513,276           1.5%             LIBOR + 0.50%                6/5/00          (72)
    MTNL                         499,422           1.5%             LIBOR + 0.50%                6/5/00          (70)
    BHARAT Petroleum             495,444           1.5%             LIBOR + 0.50%                6/5/00           69
    Bajaj Auto                    50,398           1.5%             LIBOR + 0.50%               6/18/00            7
    MTNL                         304,986           1.5%             LIBOR + 0.50%               6/18/00           43
    ONGC                         100,701           1.5%             LIBOR + 0.50%               6/18/00           14
    BHARAT Petroleum             282,219           1.5%             LIBOR + 0.50%               6/18/00           39
    Hindustan Petroleum          827,489           1.5%             LIBOR + 0.50%               6/18/00          116
    Hindustan Petroleum          127,488           1.5%             LIBOR + 0.50%                7/8/00           53
    Castrol India Ltd.           760,966           1.5%             LIBOR + 0.50%               6/30/00            0
    Hindustan Petroleum          127,873           1.5%             LIBOR + 0.50%               6/30/00            0

                                                                             ---
                                                                             109
                                                                             ---

-----------------------
  The Montgomery Funds
-----------------------
         Notes
-----------------------

TO FINANCIAL STATEMENTS


g. Certain Funds may lend securities to brokers, dealers and other financial organizations. Each security loan is collateralized with collateral assets in an amount equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

     At June 30, 1997, the Fund had outstanding loans of securities to certain brokers, dealers or other financial institutions for which the Fund has segregated cash equivalent to 102% of the market value of loans of domestic securities and 105% for loans of international securities as collateral with the Fund's custodian.

h. Under an unsecured Revolving Credit Agreement with Deutschebank (New York), each of the Funds of The Montgomery Funds and The Montgomery Funds II may, for one year starting August 6, 1996, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value for the Global Opportunities Fund, International Growth Fund, International Small Cap Fund, Asset Allocation Fund, Select 50 Fund, Equity Income Fund, Growth Fund and Small Cap Opportunities Fund, and up to 5% of its net asset value for the Emerging Markets Fund, Global Communications Fund, Micro Cap Fund, Small Cap Fund, California Tax-Free Intermediate Bond Fund, Short Duration Government Bond Fund, California Tax-Free Money Fund, Federal Tax-Free Money Fund and Government Reserve Fund, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $300,000,000. For the year ended June 30, 1997, there were no borrowings under this agreement.


6.  FOREIGN SECURITIES:

Certain Funds may purchase securities on foreign security exchanges. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include, among others, revaluation of currencies, less-reliable information about issuers, different securities transactions clearance and settlement practices and potential future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. The Emerging Markets Fund invests at least 65% of its total assets in the equity securities of companies in emerging markets countries.


7.  ILLIQUID AND SPECIAL
SITUATION SECURITIES:

Each Fund may not invest more than 15% (10% for Government Reserve Fund, Federal Tax-Free Money Fund and California Tax-Free Money Fund) of its net assets in illiquid securities. The securities shown in the table below have been determined by the Manager to be illiquid because they are restricted or because there is an exceptionally low trading volume in the primary trading market for the security at June 30, 1997. These securities are valued at market price.


                                                                         06/30/97      Market
                                          Acquisition                     Market      Value per                      % of Total
Security                                     Date          Shares         Value         Share           Cost         Net Assets
--------                                     ----          ------         -----         -----           ----         ----------
Emerging Asia Fund:
Bengang Steel Plate.....................    06/10/97     1,500,000   $    460,806      $  0.31      $  465,702          0.80%
                                                                          =======                                       =====
Emerging Markets Fund:
Efes Sinai Yatrium ve Ticaret...........    07/19/94    10,532,873   $    754,481      $  0.07      $  624,751          0.06%
Global Telesystems Group, Inc...........    06/21/94        46,389        868,322        18.72         497,627          0.07
Pepsi International Bottlers............    03/20/97        32,000      2,784,000        87.00       3,200,000          0.22
                                                                        ---------                                       -----
                                                                     $  4,406,803                                       0.35%
                                                                        =========                                       =====
Global Communications Fund:
Global Telesystems Group, Inc...........    04/22/94       450,987   $  8,441,702      $ 18.72      $3,881,177          5.48%
Grupo Mexicano de Video.................    09/03/93       105,000         10,435         0.10       1,865,000          0.01
Russian Telecommunications
   Development Corporation..............    12/22/93       200,000      1,490,207         7.45       2,000,000          0.97
Vimpel-Communications, ADR..............    05/30/97        40,521      1,539,798        38.00       1,215,630          1.00
                                                                        ---------                                       -----
                                                                     $ 11,482,142                                       7.46%
                                                                       ==========                                       =====
International Small Cap Fund:
Prosolvia AB............................    06/11/97         50,100   $   770,720      $ 15.38      $  814,424          1.44%
                                                                          =======                                       =====

---
110
---

                                                         -----------------------
                                                          The Montgomery Funds
                                                         -----------------------
                                                                 Notes
                                                         -----------------------
                                                         TO FINANCIAL STATEMENTS


Certain of the Funds hold foreign currency at June 30, 1997, which may be illiquid because conversion to U.S. dollars could take more than seven days.

The securities shown in the table below were held by the Funds on June 30, 1997, and are unrestricted securities for which reliable market prices can be established. These securities are valued at their market prices. Because the process of reregistering the securities in the Fund's name can take more than seven days, however, the following shares of each of these securities were deemed temporarily restricted in the hands of the Fund at June 30, 1997. The Fund bears the cost of reregistering these securities.

                                                                        06/30/97        Market
                                          Acquisition                    Market        Value per                     % of Total
Security                                     Date          Shares        Value           Share         Cost          Net Assets
--------                                     ----          ------        -----           -----         ----          ----------
Emerging Asia Fund:
PT Daya Guna Samudera...................    06/27/97       215,000    $  386,770        $ 1.80      $  365,245          0.57%
PT Daya Guna Samudera (F)...............    06/30/97        85,000       152,909          1.80         152,956          0.22
Fauji Fertilizer Company Ltd. ..........    05/02/97       250,000       491,718          1.97         530,304          0.72
                                                                         -------                                        -----
                                                                      $1,031,397                                        1.51%
                                                                       =========                                        =====

Emerging Markets Fund:
Adamjee Insurance Company...............    06/17/97         3,054    $    6,876        $ 2.25      $    6,444          0.00%#
Bajaj Auto, Ltd. .......................    06/12/97       188,200     4,841,690         25.73       4,613,148          0.39
Bharat Petroleum Corporation Ltd. ......    03/25/97           200         2,514         12.57           2,206          0.00#
Bimantara (F)...........................    06/26/97        28,000        48,930          1.75          48,683          0.01
Castrol (India) Ltd. ...................    06/20/97       297,350     4,323,203         14.54       4,223,815          0.34
Engro Chemicals Pakistan................    04/01/97           242           856          3.54             881          0.00#
Floatglass..............................    04/26/96         1,100           505          0.46           1,078          0.00#
HDFC Bank, Ltd. ........................    08/05/96           300           517          1.72             309          0.00#
Hindustan Petroleum Corporation Ltd. ...    06/12/97       420,000     5,326,257         12.68       5,273,442          0.42
Housing Development and Finance
   Corporation..........................    02/05/96            10         1,140        114.00             711          0.00#
Indian Hotels Company, Ltd. ............    03/21/97           846        15,408         18.21          16,759          0.00#
Industrial Credit and Investment
   Corporation..........................    02/09/96           105           230          2.19             286          0.00#
Lippo Bank (F)..........................    06/03/97       631,000       648,668          1.03         617,429          0.05
Lippo Securities........................    06/26/97     2,265,000     1,606,565          0.71       1,664,861          0.13
London Sumatra Indonesia................    06/26/97        15,000        47,492          3.17          47,531          0.00#
Madras Cement Ltd. .....................    06/13/97         9,315     2,101,079        225.56       1,868,591          0.17
Mahanagar Telephone Nigam, Ltd. ........    06/25/97       672,300     5,704,197          8.48       5,377,214          0.45
Matahari Putra Prima (F)................    06/26/97        27,000        54,400          2.00          54,444          0.00#
Oil and Natural Gas Corporation Ltd. ...    06/02/97       108,000     1,119,972         10.37         772,573          0.09
Pakistan State Oil......................    12/16/96        28,708       231,542          8.07         161,207          0.02
Semen Gresik (F)........................    06/17/97       135,000       302,535          2.24         298,830          0.03
State Bank of India.....................    03/26/96         1,600        15,207          9.50          10,752          0.00#
Tata Engineering and Locomotive
   Company, Ltd. .......................    05/08/96           533         6,729         12.62           7,419          0.00#
Tora Cement.............................    12/17/96         6,310       159,664         25.30         107,303          0.01
Videsh Sanchar Nigam Ltd. ..............    06/20/97        51,800     1,678,436         32.40       1,461,193          0.13
                                                                       ---------                                        -----
                                                                     $28,244,612                                        2.24%
                                                                      ==========                                        =====

Select 50 Fund:
Mahanagar Telephone Nigam Ltd. .........    06/26/97       660,000   $ 5,599,860         $8.48      $5,520,717          3.25%
                                                                       =========                                        =====

#Amount equals less than 0.01%.

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-----------------------
 The Montgomery Funds
-----------------------
        Notes
-----------------------

TO FINANCIAL STATEMENTS



8.  CAPITAL LOSS CARRYFORWARDS:

At June 30, 1997, the following Funds had available for federal tax purposes unused capital losses as follows:

                                                 Expiring      Expiring      Expiring       Expiring
Name of Fund                                      in 2002       in 2003       in 2004        in 2005
------------                                      -------       -------       -------        -------
Small Cap Opportunities Fund...................        --            --      $ 849,214     $7,369,128
California Tax-Free Intermediate Bond Fund.....        --     $  67,274         67,724             --
Short Duration Government Bond Fund............        --       192,868             --             --
California Tax-Free Money Fund.................        --            --          6,745             --
Government Reserve Fund........................    $9,889        20,906          5,378             --


Under current tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. In the fiscal year ended June 30, 1997, the following Funds elected to defer losses occurring, between November 1, 1996, and June 30, 1997, under these rules as follows:

Name of Fund                                               Amount
------------                                               ------
Small Cap Opportunities Fund.........................   $8,360,319
Short Duration Government Bond Fund..................       62,290
Federal Tax-Free Money Fund..........................        1,588
Government Reserve Fund..............................       18,726

Such deferred losses will be treated as arising on the first day of the fiscal year ending June 30, 1998.


9.  REORGANIZATION:

On December 19, 1996, Montgomery Emerging Markets Fund (the Acquiring Fund) acquired the assets and certain liabilities of Montgomery Advisors Emerging Markets Fund (the Acquired Fund), in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund and any unrealized depreciation included in the Acquired Fund's total net assets at the acquisition date are as follows:

Acquiring Fund..................................Emerging Markets Fund
Acquired Fund..........................Advisors Emerging Markets Fund
Date.........................................................12/19/96
Shares Issued by Acquiring Fund...............................486,078
Value of Shares Issued by Acquiring Fund...................$6,576,635
Total Net Assets of Acquired Fund..........................$6,578,531
Total Net Assets of Acquiring Fund.......................$883,874,833
Total Net Assets of Acquiring Fund After Acquisition.....$890,453,364
Acquired Fund's Unrealized Depreciation......................$161,504

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112
---

                                                         -----------------------
                                                          The Montgomery Funds
                                                         -----------------------
                                                                  Notes
                                                         -----------------------

                                                         TO FINANCIAL STATEMENTS



10.  SUBSEQUENT EVENTS:

On July 1, 1997, the Asset Allocation Fund was reorganized as a fund-of-funds structure. The Asset Allocation Fund now seeks to achieve its investment objective by investing in three other mutual funds advised by the Manager. Each of the three mutual funds has an identical investment objective as one of the three separate target investment categories of the Asset Allocation Fund. (The equity securities formerly held by the Asset Allocation Fund were transferred to a newly created fund, the Asset Allocation Fund II, to manage in the same manner as before the reorganization. This temporary component of the Asset Allocation Fund's assets was necessary to avoid unnecessary gain recognition as part of the reorganization.)

On March 25, 1997, Montgomery Securities, the Manager and CAM Acquisition LLC ("CAM"), a newly organized subsidiary of Commerzbank Aktiengesellschaft, entered into an agreement providing for the transfer of substantially all the assets composing the Manager's business to CAM. On June 23, 1997, the shareholders of each Fund approved a new Investment Management Agreement with CAM (renamed Montgomery Asset Management, LLC) that became effective upon the closing of the Manager's transaction with CAM. Such transaction closed on July 31, 1997.

                                                                             ---
                                                                             113
                                                                             ---

---------------------
The Montgomery Funds
---------------------
Independent Audiotrs'
---------------------

R   E   P   O   R   T


TO THE BOARD OF TRUSTEES AND THE SHAREHOLDERS OF THE MONTGOMERY FUNDS AND THE MONTGOMERY FUNDS II:

We have audited the accompanying statements of assets and liabilities, including the portfolios investments, of Montgomery Emerging Asia, Montgomery Emerging Markets, Montgomery Global Communications, Montgomery Global Opportunities, Montgomery International Growth, Montgomery International Small Cap, Montgomery Asset Allocation, Montgomery Global Asset Allocation, Montgomery Select 50, Montgomery Equity Income, Montgomery Growth, Montgomery Micro Cap, Montgomery Small Cap, Montgomery Small Cap Opportunities, Montgomery California Tax-Free Intermediate Bond, Montgomery Short Duration Government Bond (formerly, Montgomery Short Government Bond), Montgomery California Tax-Free Money, Montgomery Federal Tax-Free Money and Montgomery Government Reserve Funds (the "Funds") (all portfolios of The Montgomery Funds, except for the Asset Allocation Fund, which is a portfolio of The Montgomery Funds II) as of June 30, 1997, and the related statements of operations for the period ended June 30, 1997, the statements of changes in net assets and transactions in shares with a beneficial interest for the periods ended June 30, 1997 and 1996, the statement of cash flows for the period ended June 30, 1997, and financial highlights for each of the periods ended June 30, 1997, 1996, 1995, 1994, 1993 and 1992. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Montgomery Small Cap Fund's financial highlights for the year ended June 30, 1991, and for the period July 13, 1990 (effective date of registration), to June 30, 1991, were audited by other auditors whose report dated July 31, 1991, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 1997, the results of their operations, the changes in their net assets, the transactions in shares with a beneficial interest, their cash flows, and their financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP





San Francisco, California
August 8, 1997

---
114
---

                                                 -------------------------------
                                                      The Montgomery Funds
                                                 -------------------------------
                                                         Tax Information
                                                 -------------------------------

                                                 FISCAL YEAR ENDED JUNE 30, 1997

                                                            Unaudited


The amounts of long-term capital gains paid for the fiscal year ended June 30, 1997, were as follows:

Global Communications Fund...................$  9,155,989
Global Opportunities Fund....................   1,051,697
Asset Allocation Fund........................   1,152,405
Equity Income Fund...........................     696,611
Growth Fund..................................  55,139,817
Micro Cap Fund...............................  11,224,861
Small Cap Fund...............................  31,532,444


Of the distributions made from investment income, the following percentages are tax exempt for regular Federal income tax purposes:

California Tax-Free Intermediate Bond Fund.....    99.86%
California Tax-Free Money Fund.................   100.00%
Federal Tax-Free Money Fund....................    99.98%

Of the distributions made from investment income, the following percentages may be subject to the alternative minimum tax:

California Tax-Free Intermediate Bond Fund.....     2.08%
California Tax-Free Money Fund.................     4.25%
Federal Tax-Free Money Fund....................     7.90%

Please consult your personal tax advisor.

Of the distributions made by the following Funds, the corresponding percentage represents the amount of each distribution which will qualify for the dividends-received deduction available to corporate shareholders:

Global Opportunities Fund......................     0.63%
Asset Allocation Fund..........................     8.99%
Select 50 Fund.................................     9.30%
Equity Income Fund.............................    49.17%
Growth Fund....................................    16.36%

Of the distributions made by the following Funds from investment income, the corresponding percentage represents the portion of each distribution derived from investments in U.S. government and U.S. government agency obligations. All or a portion of the distributions made from this income may be exempt from taxation at the state level. Please consult your tax advisor for state-specific information:

Asset Allocation Fund..........................    18.26%
Short Duration Government Bond Fund............    40.48%
Government Reserve Fund........................    44.02%

For the fiscal year ended June 30, 1997, foreign income and foreign taxes paid relating to foreign sources and possessions in the United States on a per-share basis were as follows:

                                  Foreign      Foreign
                                  Income        Taxes
                                  ------        -----
Emerging Asia Fund............    $0.1089      $0.0046
Emerging Markets Fund.........     0.3029       0.0227
Global Communications Fund....     0.0000       0.0131
Global Opportunities Fund.....     0.0000       0.0208
International Growth Fund.....     0.2893       0.0237
International Small Cap Fund..     0.0000       0.0189

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and capital gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

The percentages of total net assets invested in U.S. government and U.S. government agency obligations at March 31, 1997, and June 30, 1997, were as follows:

                                       3/31/97    6/30/97
                                       -------    -------
Asset Allocation Fund:
Federal Home Loan Bank..............     3.2%      5.6%
Federal Home Loan Mortgage
   Corporation......................     7.3%      8.0%
Federal National Mortgage Association    9.5%      5.0%
Government National
   Mortgage Association.............     3.5%      3.4%
Student Loan Marketing Association..     0.8%        --
U.S. Treasury Bonds.................     8.0%      6.5%
U.S. Treasury Notes.................     7.5%      6.6%

Short Duration Government Bond Fund:
Federal Home Loan Bank..............    28.2%     15.5%
Federal Home Loan Mortgage
   Corporation......................    24.2%     38.3%
Federal National Mortgage Association   13.4%     14.1%
Government National Mortgage
   Association......................     2.2%      2.2%
Student Loan Marketing Association..     1.0%      0.7%
Union Acceptance Corporation........     0.5%      0.4%
U.S. Treasury Notes.................    38.7%     28.8%

Government Reserve Fund:
Federal Farm Credit Bank............    12.1%     12.9%
Federal Home Loan Bank..............    16.8%     27.1%
Federal Home Loan Mortgage
   Corporation......................     9.7%     10.1%
Federal National Mortgage Association    0.6%      4.5%
Housing and Urban Development.......       --      0.2%
Student Loan Marketing Association..    11.9%     17.9%
U.S. Treasury Bills.................     0.5%        --
U.S. Sovereign Bonds................     0.2%      0.2%
U.S. Treasury Notes.................     4.3%      1.3%

                                                                             ---
                                                                             115
                                                                             ---

                                                This report and the financial
                                                statements contained herein are
                                                provided for the general
                                                information of the shareholders
                                                of The Montgomery Funds. This
                                                report is not authorized for
                                                distribution to prospective
                                                investors in the funds unless
                                                preceded or accompanied by an
                                                effective prospectus.

                                                Mutual fund shares are not
                                                deposits or obligations of, or
                                                guaranteed by, any depository
                                                institution. Shares are not
                                                insured by the FDIC or any other
                                                agency and are subject to
                                                investment risk, including the
                                                possible loss of principal.
                                                Neither The Montgomery Funds nor
                                                Montgomery Securities is a bank.

                                                For more information on any
                                                Montgomery fund, including
                                                charges and expenses, visit our
                                                Web site at
                                                www.montgomeryfunds.com or call
                                                (800) 572-fund (3863) for a free
                                                prospectus. Read it carefully
                                                before you invest or send money.

                                                Funds Distributor, Inc. 8/97

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